UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)


             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

               Registrant's telephone number, including area code:
                                  800-643-9691


                   Date of fiscal year end: February 28, 2011

                     Date of reporting period: May 31, 2010



ITEM 1.  SCHEDULE OF INVESTMENTS
===============================
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
COMMON STOCKS: 99.57%
AGRICULTURAL PRODUCTS & SERVICES: 0.22%
          85,000  ASIA FOOD & PROPERTIES LIMITED+                                                              $            33,407
          31,900  ASIATIC DEVELOPMENT BHD                                                                                   62,528
          45,000  ASTRA AGRO LESTARI TBK PT                                                                                 93,687
           5,345  AUSTRALIAN AGRICULTURAL COMPANY LIMITED                                                                    6,461
          66,581  AWB LIMITED                                                                                               54,590
             313  BAYWA AG                                                                                                  11,348
         277,776  CHAODA MODERN AGRICULTURE LIMITED                                                                        266,894
          48,000  CHINA GREEN HOLDINGS LIMITED                                                                              48,096
          58,072  CHIQUITA BRANDS INTERNATIONAL INCORPORATED+<<                                                            717,189
          38,097  COMPASS MINERALS INTERNATIONAL INCORPORATED                                                            2,890,038
         782,045  GOLDEN AGRI-RESOURCES LIMITED                                                                            281,781
          15,867  GRAIN CORPORATION LIMITED                                                                                 77,975
           2,600  HOKUTO CORPORATION                                                                                        48,974
          39,000  INDOFOOD AGRI RESOURCES LIMITED+                                                                          56,049
         377,646  IOI CORPORATION BHD                                                                                      546,126
          45,400  KUALA LUMPUR KEPONG BHD                                                                                  218,472
         115,905  OLAM INTERNATIONAL LIMITED                                                                               192,973
           2,900  SAKATA SEED CORPORATION                                                                                   36,553
         212,000  SINOCHEM HONG KONG HOLDING LIMITED                                                                        97,395
          99,845  VCA ANTECH INCORPORATED+<<                                                                             2,601,961
           2,096  VISCOFAN SA                                                                                               54,614
          17,006  VITERRA INCORPORATED+                                                                                    123,457
                                                                                                                         8,520,568
                                                                                                               -------------------
AMUSEMENT & RECREATION SERVICES: 0.47%
              85  ACCORDIA GOLF COMPANY LIMITED                                                                             83,599
          70,903  ARISTOCRAT LEISURE LIMITED                                                                               240,728
           4,400  ARUZE CORPORATION                                                                                         69,388
           1,500  AVEX GROUP HOLDINGS INCORPORATED                                                                          18,081
          64,124  BALLY TECHNOLOGIES INCORPORATED+<<                                                                     2,725,270
          52,600  BERJAYA LAND BHD+                                                                                         63,891
          78,950  BERJAYA SPORTS TOTO BHD                                                                                  101,826
           1,453  BWIN INTERACTIVE ENTERTAINMENT AG                                                                         66,834
           8,839  CARNIVAL PLC                                                                                             332,297
           4,900  DAIICHIKOSHO COMPANY LIMITED                                                                              60,040
               7  FIELDS CORPORATION                                                                                         8,214
           6,238  FLIGHT CENTRE LIMITED                                                                                     85,712
           1,200  H.I.S COMPANY LIMITED                                                                                     21,805
           1,900  HEIWA CORPORATION                                                                                         18,531
         139,753  INTERNATIONAL GAME TECHNOLOGY                                                                          2,734,966
           4,444  INTRALOT SA-INTEGRATED LOTTERY SYSTEMS & SERVICES                                                         16,412
          12,760  KANGWON LAND INCORPORATED+                                                                               178,896
              74  KUONI REISEN HOLDING+                                                                                     21,293
          49,263  LADBROKERS PLC                                                                                            99,975
          79,500  LI NING COMPANY LIMITED                                                                                  269,179
          48,231  LIFE TIME FITNESS INCORPORATED+<<                                                                      1,789,852
           2,636  LOTTOMATICA SPA                                                                                           39,040
           2,718  M6 METROPOLE TELEVISION                                                                                   54,199
          70,609  MADISON SQUARE GARDEN INCORPORATED CLASS A+                                                            1,487,732
             600  MARS ENGINEERING CORPORATION                                                                              10,058
          29,100  NAMCO BANDAI HOLDINGS INCORPORATED                                                                       260,505
          10,037  OPAP SA                                                                                                  151,877
           7,000  ORIENTAL LAND COMPANY LIMITED                                                                            532,084
           2,235  PADDY POWER PLC                                                                                           67,251
          14,431  PARTYGAMING PLC+                                                                                          53,977
          76,400  PINNACLE ENTERTAINMENT INCORPORATED+                                                                     924,440
          14,400  PMP LIMITED                                                                                                6,674
          17,170  PREMIERE AG+                                                                                              30,529
           2,880  RESORT TRUST INCORPORATED                                                                                 38,975
         346,915  RESORTS WORLD BHD                                                                                        279,320

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
AMUSEMENT & RECREATION SERVICES (continued)
           1,200  ROUND ONE CORPORATION                                                                        $             8,149
           5,700  SANKYO COMPANY LIMITED                                                                                   246,391
             940  SHANDA INTERACTIVE ENTERTAINMENT LIMITED+                                                                 38,585
          12,000  SHOCHIKU COMPANY LIMITED                                                                                  99,376
           5,000  SQUARE ENIX COMPANY LIMITED                                                                               91,713
          55,546  TABCORP HOLDINGS LIMITED                                                                                 312,312
         160,556  TATTERSALL'S LIMITED                                                                                     322,229
           5,000  TOEI COMPANY LIMITED                                                                                      22,413
          18,300  TOHO COMPANY LIMITED TOKYO                                                                               285,473
          11,000  TOKYO DOME CORPORATION                                                                                    27,922
          12,000  TOKYOTOKEIBA COMPANY LIMITED                                                                              16,559
           6,630  TUI AG                                                                                                    59,011
               9  TV ASAHI CORPORATION                                                                                      13,247
          37,488  WILLIAM HILL PLC                                                                                          94,862
          68,872  WMS INDUSTRIES INCORPORATED+                                                                           3,190,840
                                                                                                                        17,772,532
                                                                                                               -------------------
APPAREL & ACCESSORY STORES: 1.11%
         117,589  AEROPOSTALE INCORPORATED+<<                                                                            3,258,391
             700  ALPEN COMPANY LIMITED                                                                                     11,058
          86,000  ALTEK CORPORATION                                                                                        111,395
          79,285  AMERICAN EAGLE OUTFITTERS INCORPORATED                                                                 1,038,634
           3,300  AOKI HOLDINGS INCORPORATED                                                                                47,423
           7,000  AOYAMA TRADING COMPANY LIMITED                                                                           118,585
           4,771  BEIERSDORF AG                                                                                            258,153
         417,000  BELLE INTERNATIONAL HOLDINGS LIMITED                                                                     560,208
           1,225  BENETTON GROUP SPA                                                                                         8,637
          21,069  BILLABONG INTERNATIONAL LIMITED                                                                          178,739
           7,742  BULGARI SPA                                                                                               57,654
          20,756  BURBERRY GROUP PLC                                                                                       206,115
          65,608  CARTER'S INCORPORATED+                                                                                 2,004,980
          40,120  CATO CORPORATION                                                                                         952,048
         232,843  CHICO'S FAS INCORPORATED                                                                               2,847,670
         272,000  CHINA DONGXIANG GROUP COMPANY                                                                            177,096
           2,000  CHIYODA COMPANY LIMITED                                                                                   24,939
           3,350  CHRISTIAN DIOR SA                                                                                        316,595
          25,500  CITIZEN HOLDINGS COMPANY LIMITED                                                                         152,311
          63,852  DEBENHAMS PLC                                                                                             54,378
          36,000  DICKSON CONCEPTS INTERNATIONAL LIMITED                                                                    19,470
          75,171  DRESS BARN INCORPORATED+                                                                               2,058,934
         116,286  ESPRIT HOLDINGS LIMITED                                                                                  656,299
           7,400  FAST RETAILING COMPANY LIMITED                                                                         1,043,565
          50,800  GAP INCORPORATED                                                                                       1,107,440
         338,000  GIORDANO INTERNATIONAL LIMITED                                                                           150,764
          27,775  GUESS? INCORPORATED                                                                                    1,055,172
          28,351  HENNES & MAURITZ AB CLASS B                                                                            1,587,794
           3,269  HERMES INTERNATIONAL                                                                                     423,049
          11,226  INDUSTRIA DE DISENO TEXTIL SA                                                                            620,688
          61,375  J.CREW GROUP INCORPORATED+                                                                             2,801,155
          38,391  KOHL'S CORPORATION+                                                                                    1,948,343
         128,800  LIMITED BRANDS                                                                                         3,201,968
          14,933  LVMH MOET HENNESSY LOUIS VUITTON SA                                                                    1,560,807
          60,764  MEN'S WEARHOUSE INCORPORATED                                                                           1,321,009
         109,200  MMC CORPORATION BHD                                                                                       81,549
          55,082  MYER HOLDINGS LIMITED                                                                                    148,880
          10,004  NEXT PLC                                                                                                 299,055
             750  NG2 SA                                                                                                    12,916
           8,400  NISHIMATSUYA CHAIN COMPANY LIMITED                                                                        83,035
           1,450  POINT INCORPORATED                                                                                        82,452
          26,523  POLO RALPH LAUREN CORPORATION<<                                                                        2,303,788
           2,386  REITMAN'S CANADA LIMITED CLASS A                                                                          41,535
           1,457  RICHEMONT SA+                                                                                             19,772

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
APPAREL & ACCESSORY STORES (continued)
           1,000  RIGHT ON COMPANY LIMITED                                                                     $             7,504
          12,000  SEIKO HOLDINGS CORPORATION CLASS C                                                                        30,657
           3,300  SHIMANURA COMPANY LIMITED                                                                                298,642
           1,261  SIGNET JEWELERS LIMITED+                                                                                  38,824
           2,102  SWATCH GROUP AG                                                                                          100,935
           1,659  SWATCH GROUP AG CLASS B                                                                                  431,291
          33,879  THE GYMBOREE CORPORATION+<<                                                                            1,510,326
          47,439  TRUWORTHS INTERNATIONAL LIMITED                                                                          338,913
          43,461  UNDER ARMOUR INCORPORATED+<<                                                                           1,464,201
           5,800  UNI-CHARM CORPORATION                                                                                    572,545
           1,900  UNITED ARROWS LIMITED                                                                                     22,018
          61,542  URBAN OUTFITTERS INCORPORATED+                                                                         2,233,975
           9,666  WEIR GROUP PLC                                                                                           129,241
                                                                                                                        42,193,520
                                                                                                               -------------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.68%
          11,004  ADIDAS-SALOMON AG                                                                                        545,530
          61,000  ANTA SPORTS PRODUCTS LIMITED                                                                             103,359
          19,000  ASICS CORPORATION                                                                                        166,404
         150,000  C C LAND HOLDINGS LIMITED                                                                                 48,922
          42,186  COACH INCORPORATED                                                                                     1,734,266
           1,200  DAIDOH LIMITED                                                                                             9,011
          15,273  DECKERS OUTDOOR CORPORATION+                                                                           2,210,309
          67,580  FOOT LOCKER INCORPORATED                                                                               1,007,618
             950  GEOX SPA                                                                                                   4,503
          19,000  GUNZE LIMITED                                                                                             60,207
         124,439  HANESBRANDS INCORPORATED+                                                                              3,394,696
         114,700  JONES APPAREL GROUP INCORPORATED<<                                                                     2,252,708
           1,000  KATAKURA INDUSTRIES COMPANY LIMITED                                                                        8,827
             126  LPP SA+                                                                                                   66,811
          17,000  MIZUNO CORPORATION                                                                                        72,821
             700  NAGAILEBEN COMPANY LIMITED                                                                                15,948
          38,500  NIKE INCORPORATED CLASS B                                                                              2,786,630
          14,000  ONWARD KASHIYAMA COMPANY LIMITED                                                                         102,514
          60,209  PHILLIPS-VAN HEUSEN CORPORATION                                                                        3,295,239
          33,000  PORTS DESIGN LIMITED                                                                                      78,506
         279,020  POU CHEN CORPORATION                                                                                     210,627
          88,000  PRIME SUCCESS INTERNATIONAL GROUP LIMITED                                                                 85,014
             229  PUMA AG RUDOLF DASSLER SPORT                                                                              64,745
           5,000  SANYO SHOKAI LIMITED                                                                                      16,755
          38,000  SHENZHOU INTERNATIONAL GROUP HOLDINGS LIMITED                                                             42,720
           3,251  SYNTHES INCORPORATED+                                                                                    342,067
          58,558  TIMBERLAND COMPANY+                                                                                    1,124,899
             207  TOD'S SPA                                                                                                 13,119
          11,000  TOKYO STYLE COMPANY LIMITED                                                                               84,358
          40,329  VF CORPORATION                                                                                         3,119,448
          14,000  WACOAL CORPORATION                                                                                       160,127
          54,105  WARNACO GROUP INCORPORATED+                                                                            2,304,332
         154,500  XTEP INTERNATIONAL HOLDINGS                                                                              118,297
          61,500  YUE YUEN INDUSTRIAL HOLDINGS LIMITED                                                                     186,076
                                                                                                                        25,837,413
                                                                                                               -------------------
AUTOMOTIVE: 0.95%
           2,500  AUTOBACS SEVEN COMPANY LIMITED                                                                            87,252
          16,908  BAYERISCHE MOTOREN WERKE AG                                                                              779,973
          52,643  BORGWARNER INCORPORATED+                                                                               1,961,478
          67,150  CHINA MOTOR COMPANY LIMITED                                                                               39,674
          28,000  DAIHATSU MOTOR COMPANY LIMITED                                                                           252,781
          50,713  DAIMLER AG                                                                                             2,509,373
         183,698  DANA HOLDING CORPORATION+                                                                              1,994,960

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
AUTOMOTIVE (continued)
         560,000  DENWAY MOTORS LIMITED                                                                        $           220,828
         342,000  DONGFENG MOTOR GROUP COMPANY LIMITED                                                                     394,608
          40,665  FIAT SPA                                                                                                 432,303
          33,000  HINO MOTORS LIMITED                                                                                      163,288
         191,800  HONDA MOTOR COMPANY LIMITED                                                                            5,829,592
              25  HONDA MOTOR COMPANY LIMITED ADR                                                                              760
          49,000  HOTAI MOTOR COMPANY LIMITED                                                                              117,120
          17,881  HYUNDAI MOTOR COMPANY LIMITED                                                                          2,042,907
          20,586  INCHCAPE PLC                                                                                              85,702
         131,000  ISUZU MOTORS LIMITED                                                                                     403,923
           8,439  JARDINE CYCLE & CARRIAGE LIMITED                                                                         167,136
          24,150  KIA MOTORS CORPORATION                                                                                   623,151
          66,032  LKQ CORPORATION+                                                                                       1,216,309
           2,800  MABUCHI MOTOR COMPANY LIMITED                                                                            140,928
         149,000  MAZDA MOTOR CORPORATION                                                                                  381,701
         368,000  MITSUBISHI MOTORS CORPORATION+                                                                           470,116
             500  NICHIDEN CORPORATION                                                                                      13,172
         228,400  NISSAN MOTOR COMPANY LIMITED                                                                           1,643,048
           7,824  PEUGEOT SA                                                                                               185,487
          11,146  RENAULT SA                                                                                               395,039
           2,300  SAAB AB+                                                                                                  30,086
          42,900  SUZUKI MOTOR CORPORATION                                                                                 855,346
          87,300  TAN CHONG MOTOR HOLDINGS                                                                                 104,701
          20,522  TATA MOTORS LIMITED                                                                                      328,291
          10,088  TATA MOTORS LIMITED ADR<<                                                                                168,268
         310,714  TOYOTA MOTOR CORPORATION                                                                              11,251,172
             432  UNI-SELECT INCORPORATED                                                                                   10,632
           1,200  UNIPRES CORPORATION                                                                                       18,805
           2,854  VOLKSWAGEN AG                                                                                            241,977
          22,900  VOLVO AB CLASS A                                                                                         226,628
          56,080  VOLVO AB CLASS B                                                                                         578,505
                                                                                                                        36,367,020
                                                                                                               -------------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.31%
          43,019  ADVANCE AUTO PARTS INCORPORATED<<                                                                      2,226,663
          33,042  AUTONATION INCORPORATED+<<                                                                               661,831
          13,800  AUTOZONE INCORPORATED+                                                                                 2,634,144
          33,095  COPART INCORPORATED+                                                                                   1,188,111
              83  D'IETEREN SA                                                                                              36,062
           3,188  GHABBOUR AUTO                                                                                             22,071
           5,888  MOL HUNGARIAN OIL & GAS PLC                                                                              465,210
          62,833  O'REILLY AUTOMOTIVE INCORPORATED+<<                                                                    3,205,740
         237,794  PT ASTRA INTERNATIONAL INCORPORATED                                                                    1,070,627
           4,458  SUPER CHEAP AUTO GROUP LIMITED                                                                            19,328
           2,490  USS COMPANY LIMITED                                                                                      162,474
                                                                                                                        11,692,261
                                                                                                               -------------------
BIOPHARMACEUTICALS: 0.56%
          42,824  ACORDA THERAPEUTICS INCORPORATED+                                                                      1,472,289
          81,864  ASTRAZENECA PLC                                                                                        3,441,335
          35,807  BIOGEN IDEC INCORPORATED+                                                                              1,698,326
          92,000  HUA HAN BIO PHARMACEUTICAL                                                                                28,513
         171,164  PDL BIOPHARMA INCORPORATED<<                                                                             919,151
         837,550  PFIZER INCORPORATED                                                                                   12,755,887
         204,000  SINO BIOPHARMACEUTICAL LIMITED                                                                            82,728
          66,882  THERAVANCE INCORPORATED+<<                                                                               850,070
                                                                                                                        21,248,299
                                                                                                               -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
BIOTECHNOLOGY: 0.57%
         139,600  AMGEN INCORPORATED+                                                                          $         7,228,488
         118,091  BIOMARIN PHARMACEUTICAL INCORPORATED+<<                                                                2,305,136
           5,880  BTG PLC+                                                                                                  14,865
           7,023  CELLESTIS LIMITED                                                                                         15,937
          60,260  DENDREON CORPORATION+<<                                                                                2,615,284
          34,164  ELAN CORPORATION PLC+                                                                                    193,339
         103,800  ELI LILLY & COMPANY<<                                                                                  3,403,602
          37,653  GENZYME CORPORATION+                                                                                   1,831,818
          84,368  LIFE TECHNOLOGIES CORPORATION+<<                                                                       4,223,462
                                                                                                                        21,831,931
                                                                                                               -------------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.40%
          16,630  AMEC PLC                                                                                                 189,976
          29,832  AVENG LIMITED                                                                                            141,681
          32,204  BALFOUR BEATTY PLC                                                                                       117,199
          38,322  BARRATT DEVELOPMENTS PLC                                                                                  59,128
           5,665  BELLWAY PLC                                                                                               56,357
          11,306  BERKELEY GROUP HOLDINGS PLC+                                                                             130,490
           2,315  BILFINGER BERGER AG                                                                                      127,871
           2,759  BOVIS HOMES GROUP PLC                                                                                     15,278
             489  BUDIMEX SA                                                                                                14,766
          18,787  CARILLION PLC                                                                                             85,359
         184,900  CH KARNCHANG PCL                                                                                          29,818
          32,000  CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED                                                              115,135
         469,779  CHINA COMMUNICATIONS CONSTRUCTION COMPANY LIMITED                                                        399,145
          10,694  DAEWOO ENGINEERING & CONSTRUCTION COMPANY LIMITED+                                                        77,973
          58,000  DAIWA HOUSE INDUSTRY COMPANY LIMITED                                                                     554,940
          85,394  DIALOG GROUP BHD                                                                                          27,028
         124,943  DR HORTON INCORPORATED<<                                                                               1,523,055
           4,842  EIFFAGE SA+                                                                                              211,503
          26,377  ENKA INSAAT VE SANAYI AS                                                                                  87,373
           1,733  FLEETWOOD CORPORATION LIMITED                                                                             12,680
           3,000  FUJITEC COMPANY LIMITED                                                                                   15,977
          14,498  GLOBE TRADE CENTRE SA+                                                                                   103,698
           5,835  GS ENGINEERING & CONSTRUCTION CORPORATION                                                                350,081
         150,000  HASEKO CORPORATION                                                                                       145,309
          25,544  HASTIE GROUP LIMITED                                                                                      31,301
           2,412  HOCHTIEF AG                                                                                              154,777
          13,369  HYUNDAI ENGINEERING & CONSTRUCTION COMPANY LIMITED+                                                      563,574
          13,306  IMPREGILO SPA                                                                                             31,424
          82,400  ITALIAN-THAI DEVELOPMENT PCL+                                                                              6,480
           2,686  JM AB                                                                                                     37,702
         130,000  KAJIMA CORPORATION                                                                                       304,540
             589  KIER GROUP PLC+                                                                                            8,985
           5,624  KONINKLIJKE BAM GROEP NV                                                                                  36,293
         380,700  LAND AND HOUSES PCL                                                                                       55,836
          15,597  LEIGHTON HOLDINGS LIMITED                                                                                427,335
          12,000  MAEDA CORPORATION                                                                                         33,128
           6,000  MAEDA ROAD CONSTRUCTION COMPANY LIMITED                                                                   45,527
          38,850  MALAYSIAN RESOURCES CORPORATION BHD+                                                                      17,494
          41,773  MDC HOLDINGS INCORPORATED                                                                              1,310,837
         136,000  METRO HOLDINGS LIMITED                                                                                    72,566
           2,400  NCC AB+                                                                                                   35,783
           2,000  NIPPO CORPORATION                                                                                         15,009
          12,000  NISHIMATSU CONSTRUCTION COMPANY LIMITED                                                                   14,863
           2,871  NVR INCORPORATED+<<                                                                                    1,967,439
          66,000  OBAYASHI CORPORATION                                                                                     257,704
          26,000  OKUMURA CORPORATION                                                                                       89,582
           7,800  PEAB AB                                                                                                   38,382
           8,500  PENTA-OCEAN CONSTRUCTION COMPANY LIMITED                                                                  12,498
          14,070  PERSIMMON PLC                                                                                             82,424
         103,674  PYI CORPORATION LIMITED                                                                                    3,434

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (continued)
           3,458  REDROW PLC+                                                                                  $             6,336
          47,769  RYLAND GROUP INCORPORATED<<                                                                              888,503
          49,000  SEKISUI CHEMICAL COMPANY LIMITED                                                                         300,778
          55,000  SEKISUI HOUSE LIMITED                                                                                    495,956
          67,000  SHIMIZU CORPORATION                                                                                      228,812
         291,300  SINO THAI ENGINEERING & CONSTRUCTION PCL+                                                                 44,740
           1,052  STRABAG SE                                                                                                24,716
         138,000  TAISEI CORPORATION                                                                                       263,239
             900  TAKAMATSU CORPORATION                                                                                      9,613
         144,697  TAYLOR WOODROW PLC                                                                                        70,841
          23,000  TODA CORPORATION                                                                                          75,766
           2,000  TOENEC CORPORATION                                                                                        10,382
           3,880  TOKYU CONSTRUCTION COMPANY LIMITED                                                                         9,721
          21,698  UNITED CONSTRUCTION GROUP LIMITED                                                                        245,017
           5,000  UNITED ENGINEERS                                                                                           7,969
          24,743  WALTER INDUSTRIES INCORPORATED<<                                                                       1,962,862
           5,040  YIT OYJ                                                                                                   89,790
          72,636  YTL CORPORATION BHD                                                                                      157,026
                                                                                                                        15,138,804
                                                                                                               -------------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.67%
           3,463  ALESCO CORPORATION LIMITED                                                                                 7,434
           9,321  ASIAN PAINTS LIMITED                                                                                     419,034
         183,000  BBMG CORPORATION                                                                                         171,704
          22,560  COMPAGNIE DE SAINT-GOBAIN                                                                                856,294
         133,648  CSR LIMITED                                                                                              190,470
          27,500  DAIKIN INDUSTRIES LIMITED                                                                                918,631
          65,013  FASTENAL COMPANY<<                                                                                     3,279,256
          56,477  FLETCHER BUILDING LIMITED                                                                                310,065
           3,800  FLSMIDTH & COMPANY A/S                                                                                   235,174
           2,244  GEBERIT AG                                                                                               338,871
           8,472  GRAFTON GROUP PLC                                                                                         33,597
         177,730  HOME DEPOT INCORPORATED                                                                                6,017,938
           1,463  IMERYS SA                                                                                                 74,821
          26,400  JS GROUP CORPORATION                                                                                     506,384
          35,000  KANSAI PAINT COMPANY LIMITED                                                                             281,653
           2,000  KEIYO COMPANY LIMITED                                                                                      9,711
         127,386  KINGFISHER PLC                                                                                           409,093
           6,643  KINGSPAN GROUP PLC                                                                                        58,303
           2,600  KOMERI COMPANY LIMITED                                                                                    59,076
         154,200  LOWE'S COMPANIES INCORPORATED                                                                          3,816,450
          34,000  MATSUSHITA ELECTRIC WORKS LIMITED                                                                        349,168
          24,000  NIPPON PAINT COMPANY LIMITED                                                                             152,662
          75,000  NISSHIN STEEL COMPANY LIMITED                                                                            135,521
             700  ONOKEN COMPANY LIMITED                                                                                     5,960
           5,331  REECE AUSTRALIA LIMITED                                                                                  109,736
           5,300  RINNAI CORPORATION                                                                                       262,921
           6,259  RONA INCORPORATED+                                                                                        91,292
          55,220  SANDVIK AB                                                                                               645,206
           3,274  SCHINDLER HOLDING AG                                                                                     255,176
          15,246  SCHNEIDER ELECTRIC SA                                                                                  1,502,035
          43,800  SHERWIN-WILLIAMS COMPANY                                                                               3,356,394
           2,671  SHREE CEMENT LIMITED                                                                                     111,229
         261,340  SIME DARBY BHD                                                                                           622,024
                                                                                                                        25,593,283
                                                                                                               -------------------
BUSINESS SERVICES: 2.26%
          56,808  ABM INDUSTRIES INCORPORATED<<                                                                          1,219,668
          88,263  ACCENTURE LIMITED CLASS A                                                                              3,311,628
         108,984  ACXIOM CORPORATION+                                                                                    1,897,411

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
BUSINESS SERVICES (continued)
           6,384  ADECCO SA                                                                                    $           307,555
          38,611  AEGIS GROUP PLC                                                                                           65,488
             700  AEON DELIGHT COMPANY LIMITED                                                                              11,647
             309  AKER ASA CLASS A                                                                                           6,219
          24,465  ALLIANCE DATA SYSTEMS CORPORATION+<<                                                                   1,728,697
          42,933  ANSYS INCORPORATED+                                                                                    1,877,460
           2,486  ATOS ORIGIN SA                                                                                           107,573
           6,662  AUSDRILL LIMITED                                                                                          10,430
          34,838  BLACKBOARD INCORPORATED+<<                                                                             1,394,914
         130,770  BRAMBLES LIMITED                                                                                         720,131
          14,848  BUNZL PLC                                                                                                152,910
          60,900  CA INCORPORATED                                                                                        1,233,225
          34,778  CACI INTERNATIONAL INCORPORATED CLASS A+                                                               1,608,135
          31,946  CERNER CORPORATION+<<                                                                                  2,674,200
          13,600  CGI GROUP INCORPORATED+                                                                                  212,581
          41,374  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                    2,070,355
          43,986  COMPUTERSHARE LIMITED                                                                                    402,290
          46,274  CONCUR TECHNOLOGIES INCORPORATED+<<                                                                    1,957,390
         155,877  CONVERGYS CORPORATION+                                                                                 1,702,177
          44,800  CSG SYSTEMS INTERNATIONAL INCORPORATED+                                                                  919,296
              48  CYBERAGENT INCORPORATED                                                                                   74,949
          80,559  CYBERSOURCE CORPORATION+<<                                                                             2,069,561
           4,200  DAISEKI COMPANY LIMITED                                                                                   84,359
           8,093  DAVIS SERVICE GROUP PLC                                                                                   45,277
           1,395  DCC PLC                                                                                                   31,919
          67,255  DELUXE CORPORATION<<                                                                                   1,443,965
          10,800  DENA COMPANY LIMITED                                                                                     321,775
          21,200  DENTSU INCORPORATED                                                                                      538,433
          34,572  DIMENSION DATA HOLDINGS PLC                                                                               50,594
          18,745  DST SYSTEMS INCORPORATED                                                                                 718,308
             800  DTS CORPORATION                                                                                            9,175
          25,168  DUN & BRADSTREET CORPORATION                                                                           1,837,012
             120  EACCESS LIMITED                                                                                           82,616
           5,295  EDUCOMP SOLUTIONS LIMITED                                                                                 54,808
          53,999  EXPERIAN GROUP LIMITED                                                                                   480,052
          21,243  FACTSET RESEARCH SYSTEMS INCORPORATED<<                                                                1,445,586
          63,085  FAIR ISAAC CORPORATION<<                                                                               1,463,572
             638  FIRSTSERVICE CORPORATION+                                                                                 14,246
          73,114  FISERV INCORPORATED+                                                                                   3,476,571
           4,776  FRONTEER GOLD INCORPORATED+                                                                               26,821
          60,705  FTI CONSULTING INCORPORATED+<<                                                                         2,595,746
          28,465  GARTNER INCORPORATED+                                                                                    704,509
           3,654  GEMALTO NV                                                                                               133,700
             353  GFK SE                                                                                                    11,585
          99,159  HENRY JACK & ASSOCIATES INCORPORATED                                                                   2,383,782
           2,030  I-FLEX SOLUTIONS LIMITED                                                                                  90,775
           6,012  INDRA SISTEMAS SA                                                                                        104,452
          46,443  INFOSYS TECHNOLOGIES LIMITED                                                                           2,671,786
          23,617  INFOSYS TECHNOLOGIES LIMITED ADR                                                                       1,358,686
             959  INGENICO                                                                                                  19,493
         217,283  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                           1,814,313
           5,289  INTERSERVE PLC                                                                                            15,432
           7,125  INTERTEK GROUP PLC                                                                                       145,692
           3,400  INTRUM JUSTITIA AB                                                                                        33,521
           1,280  IPSOS                                                                                                     46,368
          10,643  IRESS MARKET TECHNOLOGY LIMITED                                                                           76,351
          86,285  IRON MOUNTAIN INCORPORATED<<                                                                           2,115,708
         172,900  IT CITY PUBLIC COMPANY LIMITED                                                                            36,115
           3,000  ITOCHU TECHNO-SCIENCE CORPORATION                                                                        107,208
           5,375  JC DECAUX SA                                                                                             126,545
         125,138  KEPPEL CORPORATION LIMITED                                                                               778,410
          10,000  KYOWA EXEO CORPORATION                                                                                    78,553
          68,374  LAMAR ADVERTISING COMPANY+<<                                                                           2,014,982

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
BUSINESS SERVICES (continued)
          72,745  LOGICACMG PLC                                                                                $           132,659
           1,440  LOOMIS AB                                                                                                 13,353
           1,752  MACDONALD DETTWILER & ASSOCIATES LIMITED+                                                                 71,951
          90,461  MAN GROUP PLC                                                                                            302,597
          36,100  MANPOWER INCORPORATED                                                                                  1,650,131
         171,000  MARUBENI CORPORATION                                                                                     956,062
          15,109  MICHAEL PAGE INTERNATIONAL PLC                                                                            80,709
           9,000  MITSUI-SOKO COMPANY LIMITED                                                                               33,876
               4  MIXI INCORPORATED+                                                                                        19,022
          60,713  MONSTER WORLDWIDE INCORPORATED+<<                                                                        897,945
           9,641  MORNINGSTAR INCORPORATED+                                                                                470,481
           1,850  MOSHI MOSHI HOTLINE INCORPORATED                                                                          39,124
             800  NEC FIELDING LIMITED                                                                                       9,732
              60  NET ONE SYSTEMS COMPANY LIMITED                                                                           76,436
           4,000  NICHII GAKKAN COMPANY                                                                                     35,921
           9,400  NIHON UNISYS LIMITED                                                                                      67,657
             500  NIPPON KANZAI COMPANY LIMITED                                                                              7,714
          27,000  NIPPON SUISAN KAISHA LIMITED                                                                              79,153
           4,000  NIPPON SYSTEM DEVELOPMENT COMPANY LIMITED                                                                 43,062
             600  NS SOLUTIONS CORPORATION                                                                                  11,994
             300  OBIC BUSINESS CONSULTANTS LIMITED                                                                         14,617
             720  OBIC COMPANY LIMITED                                                                                     138,012
           2,000  OTSUKA CORPORATION                                                                                       129,148
           8,600  PARK24 COMPANY LIMITED                                                                                    87,584
           8,475  PATNI COMPUTER SYSTEMS LIMITED                                                                           100,292
           9,887  PROGRAMMED MAINTENANCE SERVICES LIMITED                                                                   23,679
           7,519  PUBLICIS GROUPE                                                                                          308,665
           9,332  QUALITY SYSTEMS INCORPORATED<<                                                                           550,961
          88,289  RACKSPACE HOSTING INCORPORATED+<<                                                                      1,553,886
             675  RAKUTEN INCORPORATED                                                                                     472,038
          29,594  REGUS PLC                                                                                                 37,629
         129,934  RENTOKIL INITIAL PLC                                                                                     226,311
           4,529  RITCHIE BROS AUCTIONEERS INCORPORATED                                                                     92,611
          68,640  ROBERT HALF INTERNATIONAL INCORPORATED<<                                                               1,735,906
             914  ROYALBLUE GROUP PLC                                                                                       16,930
           3,331  RPS GROUP PLC                                                                                              9,168
           2,323  S1 CORPORATION INCORPORATED (KOREA)+                                                                     108,962
          15,786  SAI GLOBAL LIMITED                                                                                        54,321
          25,504  SAMPO OYJ                                                                                                536,959
          50,779  SAP AG                                                                                                 2,149,011
          14,400  SECURITAS SYSTEMS AB                                                                                     127,529
           5,403  SECURITAS SYSTEMS AB CLASS B                                                                               8,824
          42,741  SEEK LIMITED                                                                                             267,068
          17,382  SES FDR                                                                                                  360,152
             900  SUMISHO COMPUTER SYSTEMS                                                                                  13,216
          17,000  SUMITOMO WAREHOUSE COMPANY LIMITED                                                                        75,601
           1,882  SUPER-SOL LIMITED                                                                                         10,766
          61,000  SWIRE PACIFIC LIMITED                                                                                    659,605
           2,000  TAIHEI DENGYO KAISHA LIMITED                                                                              14,282
          24,000  TAIWAN SECOM                                                                                              37,849
          57,236  TATA CONSULTANCY SERVICES LIMITED                                                                        922,032
           1,144  TECH MAHINDRA LIMITED+                                                                                    15,791
           2,343  TELEPERFORMANCE                                                                                           64,447
           1,300  TEMP HOLDINGS COMPANY LIMITED                                                                             11,181
          53,688  THE BRINK'S COMPANY                                                                                    1,217,107
           2,740  TIETOENATOR OYJ                                                                                           51,522
           2,200  TKC AS                                                                                                    38,012
          39,981  TOMKINS PLC                                                                                              140,315
          87,994  TOTAL SYSTEM SERVICES INCORPORATED                                                                     1,284,712
          50,183  TOWERS WATSON & COMPANY                                                                                2,308,418
           1,300  TRANSCOSMOS INCORPORATED                                                                                  11,700
          10,500  TREND MICRO INCORPORATED                                                                                 305,918
          56,882  TRUEBLUE INCORPORATED+                                                                                   755,962

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
BUSINESS SERVICES (continued)
         109,568  UNITED ONLINE INCORPORATED                                                                   $           746,706
          27,485  UNITED STATIONERS INCORPORATED+                                                                        1,605,674
           2,832  USG PEOPLE NV                                                                                             39,089
           5,238  WS ATKINS PLC                                                                                             50,332
          29,380  WW GRAINGER INCORPORATED<<                                                                             2,989,415
         148,139  XEROX CORPORATION                                                                                      1,379,174
                                                                                                                        86,183,359
                                                                                                               -------------------
CASINO & GAMING: 0.14%
          81,182  BOYD GAMING CORPORATION+<<                                                                             1,069,167
          47,000  GALAXY ENTERTAINMENT GROUP LIMITED+                                                                       20,430
           1,414  GREAT CANADIAN GAMING CORPORATION+                                                                         8,371
          33,690  PENN NATIONAL GAMING INCORPORATED+                                                                       862,464
         167,200  SANDS CHINA LIMITED                                                                                      242,270
         112,800  WYNN MACAU LIMITED+                                                                                      180,879
          35,111  WYNN RESORTS LIMITED<<                                                                                 2,945,111
                                                                                                                         5,328,692
                                                                                                               -------------------
CHEMICALS & ALLIED PRODUCTS: 3.42%
           6,746  ACTELION LIMITED+                                                                                        243,481
           9,800  ADEKA CORPORATION                                                                                         90,118
           2,700  ADERANS COMPANY LIMITED                                                                                   29,403
           8,200  AGRIUM INCORPORATED                                                                                      449,582
           8,600  AICA KOGYO COMPANY LIMITED                                                                                90,030
          16,217  AIR LIQUIDE SA                                                                                         1,561,910
          11,666  AKZO NOBEL NV                                                                                            589,777
         105,645  ALKERMES INCORPORATED+<<                                                                               1,199,599
             323  AMOREPACIFIC CORPORATION                                                                                 248,021
           3,400  ARISAWA MANUFACTURING COMPANY LIMITED                                                                     23,698
         132,000  ASAHI KASEI CORPORATION                                                                                  679,819
           3,000  ASAHI ORGANIC CHEMICALS INDUSTRY COMPANY LIMITED                                                           6,947
             734  ATRIUM INNOVATIONS INCORPORATED+                                                                          10,343
          53,800  AVERY DENNISON CORPORATION                                                                             1,838,884
          20,600  BATU KAWAN BHD                                                                                            65,505
          16,423  BIOTA HOLDINGS LIMITED                                                                                    15,169
           6,800  BIOVAIL CORPORATION                                                                                      102,414
          67,683  CABOT CORPORATION                                                                                      1,895,801
           9,434  CADILA HEALTHCARE LIMITED                                                                                120,888
          64,886  CALGON CARBON CORPORATION+                                                                               964,855
          30,644  CF INDUSTRIES HOLDINGS INCORPORATED                                                                    2,101,872
           1,689  CHEMRING GROUP PLC                                                                                        76,965
         198,000  CHINA AGRI-INDUSTRIES HOLDINGS LIMITED                                                                   222,631
         189,100  CHINA PETROCHEMICAL DEVELOPMENT CORPORATION+                                                              87,089
           9,000  CHINA STEEL CHEMICAL CORPORATION                                                                          26,771
           5,000  CHUGOKU MARINE PAINTS LIMITED                                                                             34,155
          32,783  CHURCH & DWIGHT COMPANY INCORPORATED                                                                   2,157,449
             645  CIECH SA                                                                                                   5,080
          17,409  CLARIANT AG                                                                                              202,623
          65,500  CLOROX COMPANY                                                                                         4,114,710
           4,300  COTT CORPORATION+                                                                                         31,584
           6,649  CRODA INTERNATIONAL                                                                                       91,051
          56,208  CSL LIMITED                                                                                            1,489,333
          53,339  CYTEC INDUSTRIES INCORPORATED                                                                          2,279,175
          44,000  DAICEL CHEMICAL INDUSTRIES LIMITED                                                                       300,837
          72,800  DAIICHI SANKYO COMPANY LIMITED                                                                         1,262,588
           4,000  DAINICHISEIKA COLOR & CHEMICALS MANUFACTURING COMPANY LIMITED                                             14,426
          65,000  DAINIPPON INK & CHEMICALS INCORPORATED                                                                   107,765
           4,000  DAISO COMPANY LIMITED                                                                                      9,804
           2,076  DC CHEMICAL COMPANY LIMITED+                                                                             344,953
          66,000  DENKI KAGAKU KOGYO KABUSHIKI KAISHA                                                                      301,793

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
CHEMICALS & ALLIED PRODUCTS (continued)
         121,044  DOW CHEMICAL COMPANY<<                                                                       $         3,257,294
          16,178  DR. REDDYS LABORATORIES LIMITED                                                                          475,453
           1,200  EARTH CHEMICAL COMPANY LIMITED                                                                            34,351
          30,567  EASTMAN CHEMICAL COMPANY                                                                               1,845,941
         111,438  ECOLAB INCORPORATED                                                                                    5,263,217
          89,691  EI DU PONT DE NEMOURS & COMPANY                                                                        3,244,123
          62,202  EIS ECZACIBASI ILAC SINAI VE FINANSAL YATIRIMLAR SANAYI VE TICARET A.S                                    92,451
          26,700  EISAI COMPANY LIMITED                                                                                    870,674
             477  EMS-CHEMIE HOLDINGS AG                                                                                    57,137
          84,869  ETERNAL CHEMICAL COMPANY LIMITED                                                                          79,533
           4,500  FANCL CORPORATION                                                                                         60,819
          20,000  FIBRECHEM TECHNOLOGIES LIMITED+(a)(i)                                                                          0
           4,197  FILTRONA PLC                                                                                              11,905
          35,023  FMC CORPORATION                                                                                        2,120,643
          31,642  FOREST LABORATORIES INCORPORATED+                                                                        818,895
         572,170  FORMOSA CHEMICALS & FIBRE CORPORATION                                                                  1,255,095
           1,818  FRUTAROM INDUSTRIES LIMITED                                                                               14,752
          66,000  FUFENG GROUP LIMITED                                                                                      47,648
           1,000  FUJIMI INCORPORATED                                                                                       13,908
         126,302  GILEAD SCIENCES INCORPORATED+                                                                          4,536,768
             402  GIVAUDAN SA                                                                                              312,878
         128,000  GLOBAL BIO-CHEM TECHNOLOGY                                                                                24,496
           6,518  GRIFOLS SA                                                                                                73,562
           2,372  H LUNDBECK AS                                                                                             34,699
          38,523  HANWHA CHEMICAL (KOREA) CORPORATION                                                                      422,633
          66,007  HB FULLER COMPANY                                                                                      1,407,929
           7,493  HENKEL KGAA                                                                                              298,114
          13,500  HITACHI CHEMICAL COMPANY LIMITED                                                                         261,968
           1,667  HONAM PETROCHEMICAL CORPORATION                                                                          174,961
          76,800  HOSPIRA INCORPORATED+                                                                                  3,998,208
          70,856  HUNTSMAN CORPORATION                                                                                     707,143
          67,437  IDEXX LABORATORIES INCORPORATED+<<                                                                     4,264,716
          81,063  IMMUCOR INCORPORATED+                                                                                  1,592,077
           1,885  INTERCELL AG+                                                                                             40,681
          40,852  INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                                          1,422,058
           1,094  IPSEN                                                                                                     45,445
         974,221  IRPC PCL                                                                                                 129,278
          10,000  ISHIHARA SANGYO KAISHA LIMITED+                                                                            7,517
          21,598  ISRAEL CHEMICALS LIMITED                                                                                 237,970
          13,446  JOHNSON MATTHEY PLC                                                                                      296,476
          23,700  JSR CORPORATION                                                                                          427,169
           7,703  K&S AG                                                                                                   350,273
          43,000  KANEKA CORPORATION                                                                                       260,933
           6,000  KANTO DENKA KOGYO COMPANY LIMITED                                                                         42,193
          58,900  KAO CORPORATION                                                                                        1,254,620
             469  KCC CORPORATION                                                                                          104,478
           5,300  KEMIRA OYJ                                                                                                58,123
          54,500  KINGBOARD CHEMICALS HOLDINGS LIMITED                                                                     254,111
           9,716  KONINKLIJKE DSM NV                                                                                       383,812
           6,000  KYORIN COMPANY LIMITED                                                                                    80,662
          26,000  KYOWA HAKKO KOGYO COMPANY LIMITED                                                                        248,996
           8,346  LA SEDA DE BARCELONA SA+(a)(i)                                                                             3,480
           3,878  LANXESS                                                                                                  157,127
          57,100  LEE CHANG YUNG CHEMICAL INDUSTRY CORPORATION                                                              66,662
           5,918  LG CHEM LIMITED                                                                                        1,327,668
           6,500  LINTEC CORPORATION                                                                                       115,436
          27,000  LION CORPORATION                                                                                         129,691
           3,369  LONZA GROUP AG                                                                                           219,943
          31,197  LUBRIZOL CORPORATION<<                                                                                 2,763,118
          17,856  MAKHTESHIM-AGAN INDUSTRIES LIMITED                                                                        63,934
           1,800  MANDOM CORPORATION                                                                                        48,227
           4,300  METHANEX CORPORATION                                                                                      90,217
             400  MILBON COMPANY LIMITED                                                                                     8,871

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
CHEMICALS & ALLIED PRODUCTS (continued)
          21,727  MINERALS TECHNOLOGIES INCORPORATED                                                           $         1,161,308
           5,800  MIRACA HOLDINGS INCORPORATED                                                                             169,933
         137,000  MITSUBISHI CHEMICAL HOLDINGS CORPORATION                                                                 642,389
          43,000  MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED                                                             232,789
          95,000  MITSUI CHEMICALS INCORPORATED                                                                            289,165
          75,208  MONSANTO COMPANY                                                                                       3,825,831
             300  MURAMOTO ELECTRON THAILAND PCL+                                                                            1,594
          67,276  NALCO HOLDING COMPANY                                                                                  1,524,474
          67,959  NBTY INCORPORATED+                                                                                     2,326,916
          12,727  NEWMARKET CORPORATION                                                                                  1,310,372
           2,000  NIHON NOHYAKU COMPANY LIMITED                                                                              9,901
           6,000  NIHON PARKERIZING COMPANY LIMITED                                                                         73,940
          17,000  NIPPON CHEMI-CON CORPORATION                                                                              68,492
           4,000  NIPPON CHEMICAL INDUSTRIAL COMPANY LIMITED                                                                 8,598
          18,000  NIPPON KAYAKU COMPANY LIMITED                                                                            144,519
           6,000  NIPPON SHINYAKU COMPANY LIMITED                                                                           63,657
          15,000  NIPPON SHOKUBAI COMPANY LIMITED                                                                          136,168
           7,000  NIPPON SYNTHETIC CHEMICAL INDUSTRY COMPANY LIMITED                                                        43,992
          22,000  NISSAN CHEMICAL INDUSTRIES LIMITED                                                                       256,736
          16,600  NITTO DENKO CORPORATION                                                                                  587,997
          17,000  NOF CORPORATION                                                                                           65,467
          24,590  NOVO NORDISK AS CLASS B                                                                                1,882,758
          10,286  NUFARM LIMITED                                                                                            51,967
          13,846  NUPLEX INDUSTRIES LIMITED                                                                                 28,314
          36,250  OM GROUP INCORPORATED+                                                                                 1,082,063
          37,619  ORICA LIMITED                                                                                            800,743
          72,660  ORIENTAL UNION CHEMICAL CORPORATION                                                                       52,105
          37,579  PERRIGO COMPANY                                                                                        2,232,568
          10,514  PETKIM PETROKIMYA HOLDING SA+                                                                             71,515
          17,128  PPG INDUSTRIES INCORPORATED                                                                            1,097,391
          43,102  PRAXAIR INCORPORATED                                                                                   3,344,715
          67,700  PTT CHEMICAL PCL ADR                                                                                     185,601
           9,520  PZ CUSSONS PLC                                                                                            39,633
           2,396  Q-CELLS AG+                                                                                               14,377
          35,167  RECKITT BENCKISER GROUP                                                                                1,637,024
           6,569  RECORDATI SPA                                                                                             46,511
           4,789  RHODIA SA                                                                                                 81,120
         176,620  RPM INTERNATIONAL INCORPORATED                                                                         3,498,842
           3,000  SAKAI CHEMICAL INDUSTRY COMPANY LIMITED                                                                   12,057
           3,000  SANYO CHEMICAL INDUSTRIES LIMITED                                                                         17,382
          51,287  SCOTTS MIRACLE-GRO COMPANY                                                                             2,278,681
           5,500  SEIKAGAKU CORPORATION                                                                                     52,572
          65,417  SENSIENT TECHNOLOGIES CORPORATION<<                                                                    1,811,397
           2,158  SGL CARBON AG+                                                                                            64,304
           4,000  SHIKOKU CHEMICALS CORPORATION                                                                             20,159
          43,200  SHIN-ETSU CHEMICAL COMPANY LIMITED                                                                     2,180,223
          31,600  SHIONOGI & COMPANY LIMITED                                                                               558,201
          29,449  SHIRE LIMITED                                                                                            599,292
          37,700  SHISEIDO COMPANY LIMITED                                                                                 718,627
         179,000  SHOWA DENKO KK                                                                                           352,349
          50,603  SHREE RENUKA SUGARS LIMITED+                                                                              65,393
           9,866  SIDI KERIR PETROCHEMCIALS COMPANY                                                                         18,694
          48,044  SIGMA-ALDRICH CORPORATION                                                                              2,559,784
          45,943  SMITH & NEPHEW PLC                                                                                       413,775
          10,619  SOCIEDAD QUIMICA Y MINERA DE CHILE SA CLASS B                                                            359,813
         144,128  SOLUTIA INCORPORATED+                                                                                  2,183,539
           3,563  SOLVAY SA                                                                                                309,628
             700  ST CORPORATION                                                                                             7,645
           2,792  STADA ARZNEIMITTEL AG                                                                                     99,987
             600  STELLA CHEMIFA CORPORATION                                                                                20,099
          17,000  SUMITOMO BAKELITE COMPANY LIMITED                                                                         89,010
         167,000  SUMITOMO CHEMICAL COMPANY LIMITED                                                                        687,597
           5,273  SYMRISE AG                                                                                               108,520

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
CHEMICALS & ALLIED PRODUCTS (continued)
           4,976  SYNGENTA AG                                                                                  $         1,097,073
         113,000  TAIWAN FERTILIZER COMPANY LIMITED                                                                        312,989
          30,000  TAIYO NIPPON SANSO CORPORATION                                                                           235,251
          13,000  TAKASAGO INTERNATIONAL CORPORATION                                                                        57,117
          21,000  TANABE SEIYAKU COMPANY LIMITED                                                                           270,327
          18,422  TATA CHEMICALS LIMITED                                                                                   126,088
             824  TESSENDERLO CHEMIE NV                                                                                     23,596
          19,685  THE MOSAIC COMPANY                                                                                       908,856
          72,700  TITAN CHEMICALS CORPORATION+                                                                              26,477
          25,000  TOAGOSEI COMPANY LIMITED                                                                                 105,942
          21,000  TOKAI CARBON COMPANY LIMITED                                                                             106,184
          47,000  TOKUYAMA CORPORATION                                                                                     241,106
           4,200  TOKYO OHKA KOKYO                                                                                          74,582
          60,000  TOSOH CORPORATION                                                                                        159,319
          22,000  TOYO INK MANUFACTURING COMPANY LIMITED                                                                    80,237
           7,000  TSUMURA & COMPANY                                                                                        189,341
          56,638  TURK SISE VE CAM FABRIKALARI AS                                                                           65,088
          96,000  UBE INDUSTRIES LIMITED JAPAN                                                                             233,100
           5,128  UCB SA                                                                                                   168,228
           5,961  UMICORE                                                                                                  178,854
          54,838  UNITED THERAPEUTICS CORPORATION+<<                                                                     2,808,802
         160,535  USEC INCORPORATED+<<                                                                                     847,625
           3,441  VICTREX PLC                                                                                               52,237
             925  WACKER CHEMIE AG                                                                                         114,377
          48,496  WARNER CHILCOTT LIMITED+                                                                               1,121,228
          72,091  WR GRACE & COMPANY+                                                                                    1,847,692
           9,800  YARA INTERNATIONAL ASA                                                                                   288,673
             930  YUHAN CORPORATION+                                                                                       111,948
             600  YUSHIRO CHEMICAL INDUSTRY COMPANY LIMITED                                                                  7,188
          22,000  ZEON CORPORATION                                                                                         125,969
                                                                                                                       130,467,765
                                                                                                               -------------------
COAL MINING: 0.58%
          54,580  ALPHA NATURAL RESOURCES INCORPORATED+                                                                  2,094,235
          75,990  ANGLO AMERICAN PLC+                                                                                    2,900,063
          76,404  ARCH COAL INCORPORATED                                                                                 1,646,506
          11,300  BANPU PCL                                                                                                198,844
         254,500  BAYAN RESOURCES GROUP+                                                                                   166,394
         125,775  BHP BILLITON PLC                                                                                       3,438,917
       2,575,358  BUMI RESOURCES TBK PT                                                                                    567,893
          38,600  CENTENNIAL COAL COMPANY LIMITED                                                                          129,026
         443,962  CHINA COAL ENERGY COMPANY                                                                                600,618
         424,000  CHINA SHENHUA ENERGY COMPANY LIMITED                                                                   1,686,666
           3,290  COAL & ALLIED INDUSTRIES LIMITED                                                                         249,928
         103,923  CONSOL ENERGY INCORPORATED                                                                             3,791,111
          10,995  CUDECO LIMITED+                                                                                           36,669
         358,000  FUSHAN INTERNATIONAL ENERGY GROUP LIMITED                                                                219,933
          88,000  HIDILI INDUSTRY INTERNATIONAL DEVELOPMENT LIMITED                                                         78,918
          29,000  INDO TAMBANGRAYA MEGAH PT                                                                                107,288
           9,411  KUMBA IRON ORE LIMITED                                                                                   401,361
          12,547  MACARTHUR COAL LIMITED                                                                                   120,478
          42,095  MASSEY ENERGY COMPANY<<                                                                                1,394,186
          51,259  MINERAL DEPOSIT LIMITED+                                                                                  40,817
           4,901  NEYVELI LIGNITE CORPORATION LIMITED                                                                       15,141
          38,387  PEABODY ENERGY CORPORATION                                                                             1,495,558
          94,500  PT TAMBANG BATUBARA BUKIT ASAM TBK                                                                       173,676
           4,256  SOUTH AUSTRALIA COAL CORPORATION(a)(i)                                                                         0
           8,237  WESTERN COAL CORPORATION+                                                                                 41,013
          30,440  WHITEHAVEN COAL LIMITED                                                                                  123,030

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
COAL MINING (continued)
         258,000  YANZHOU COAL MINING COMPANY LIMITED                                                          $           590,579
                                                                                                                        22,308,848
                                                                                                               -------------------
COMMUNICATIONS: 4.09%
          26,503  ABOVENET INCORPORATED+                                                                                 1,215,428
         126,500  ADC TELECOMMUNICATIONS INCORPORATED+<<                                                                 1,044,890
         202,100  ADVANCED INFO SERVICE PCL THB                                                                            459,389
           5,097  AGORA SA+                                                                                                 40,265
             800  AIPHONE COMPANY LIMITED                                                                                   11,858
         125,318  ALCATEL SA                                                                                               317,263
       1,924,169  AMERICA MOVIL SAB DE CV                                                                                4,556,096
          56,664  AMERICAN TOWER CORPORATION CLASS A+                                                                    2,296,592
          34,226  ANIXTER INTERNATIONAL INCORPORATED+<<                                                                  1,625,735
           1,753  ARNOLDO MONDADORI EDITORE SPA                                                                              5,383
           3,400  ASATSU-DK INCORPORATED                                                                                    77,810
         617,174  AT&T INCORPORATED                                                                                     14,997,328
          57,954  AUSTAR UNITED COMMUNICATIONS LIMITED+                                                                     47,997
          13,400  BCE INCORPORATED                                                                                         390,515
           8,553  BELGACOM SA                                                                                              263,303
           2,969  BELL ALIANT REGIONAL COMMUNICATIONS INCOME FUND                                                           72,645
          88,132  BEZEQ ISRAELI TELECOMMUNICATION CORPORATION LIMITED                                                      197,689
         159,183  BHARTI AIRTEL LIMITED                                                                                    894,724
          83,279  BRIGHTPOINT INCORPORATED+                                                                                618,763
          59,576  BRITISH SKY BROADCASTING PLC                                                                             493,651
         428,842  BT GROUP PLC                                                                                             784,469
         158,839  CABLE & WIRELESS PLC                                                                                     134,033
         158,839  CABLE & WIRELESS WORLDWIDE                                                                               183,305
         117,853  CABLEVISION SYSTEMS CORPORATION                                                                        2,923,933
         423,500  CARSO GLOBAL TELECOM SAB DE CV+                                                                        2,026,560
         137,271  CENTURYTEL INCORPORATED<<                                                                              4,712,513
         534,500  CHINA MOBILE LIMITED                                                                                   5,002,880
       1,684,000  CHINA TELECOM CORPORATION LIMITED                                                                        778,288
       1,667,688  CHINA UNICOM LIMITED                                                                                   2,029,554
         296,000  CHINA WIRELESS TECHNOLOGY LIMITED                                                                        116,076
         610,753  CHUNGHWA TELECOM COMPANY LIMITED                                                                       1,169,384
         281,640  CINCINNATI BELL INCORPORATED+                                                                            895,615
             350  CITIC 1616 HOLDINGS LIMITED                                                                                  101
           1,258  COGECO CABLE INCORPORATED                                                                                 39,746
           4,296  COLT TELECOM GROUP SA+                                                                                     7,803
          57,200  COMBA TELECOM SYSTEMS HOLDINGS LIMITED                                                                    67,584
           3,691  CORUS ENTERTAINMENT INCORPORATED CLASS B                                                                  68,426
          35,766  CROWN CASTLE INTERNATIONAL CORPORATION+                                                                1,324,415
           6,541  CYFROWY POLSAT SA                                                                                         29,488
          73,749  D-LINK CORPORATION                                                                                        57,774
          14,021  DAILY MAIL & GENERAL TRUST CLASS A NV                                                                     98,296
           1,000  DAIMEI TELECOM ENGINEERING CORPORATION                                                                     6,732
           2,000  DENKI KOGYO COMPANY LIMITED                                                                                8,860
         170,954  DEUTSCHE TELEKOM AG                                                                                    1,915,942
          33,100  DIGI.COM BHD                                                                                             227,686
          47,400  ECHOSTAR CORPORATION+                                                                                    996,822
           2,934  EGYPTIAN COMPANY FOR MOBILE SERVICES+                                                                     92,167
           6,200  ELISA OYJ                                                                                                104,114
          11,355  EMPRESA NACIONAL DE TELECOMUNICACIONES SA                                                                148,542
          21,415  EQUINIX INCORPORATED+<<                                                                                1,970,394
           4,971  EUTELSAT COMMUNICATIONS                                                                                  160,990
         322,722  FAR EASTONE TELECOMMUNICATIONS COMPANY LIMITED                                                           384,075
             325  FASTWEB+                                                                                                   5,145
          12,600  FORMOSA SUMCO TECHNOLOGY CORPORATION                                                                      23,153
          97,564  FRANCE TELECOM SA                                                                                      1,844,230
          11,264  FRANCE TELECOM SA ADR<<                                                                                  215,030
           3,280  FREENET AG                                                                                                32,599

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
COMMUNICATIONS (continued)
         140,146  FRONTIER COMMUNICATIONS CORPORATION<<                                                        $         1,114,161
           4,050  GLOBE TELECOM INCORPORATED                                                                                77,315
         298,002  GRUPO TELEVISA SA                                                                                      1,111,483
          12,060  HELLENIC TELECOMMUNICATIONS ORGANIZATION SA                                                              100,600
           2,700  HIKARI TSUSHIN INCORPORATED                                                                               48,367
           5,000  HITACHI KOKUSAI ELECTRIC INCORPORATED                                                                     46,030
           1,224  HOT TELECOMMUNICATION SYSTEM LIMITED                                                                      12,767
          18,839  HUSQVARNA AB B SHARES                                                                                    116,682
          58,000  HUTCHISON TELECOMMUNICATIONS HONG KONG HOLDINGS LIMITED                                                   11,550
          43,440  IAC INTERACTIVECORP+                                                                                   1,018,885
         176,100  IDEA CELLULAR LIMITED+                                                                                   190,066
             714  ILIAD SA                                                                                                  59,552
          28,161  INMARSAT PLC                                                                                             306,092
               6  INTERNET INITIATIVE JAPAN INCORPORATED                                                                    13,508
         189,797  ITV PLC                                                                                                  152,477
           4,000  JAPAN RADIO COMPANY LIMITED                                                                                8,876
             178  JUPITER TELECOMMUNICATIONS COMPANY LIMITED                                                               170,343
             330  KDDI CORPORATION                                                                                       1,506,882
          15,221  KT CORPORATION+                                                                                          563,800
           5,647  LAGARDERE SCA                                                                                            178,940
          71,295  LEAP WIRELESS INTERNATIONAL INCORPORATED+<<                                                            1,164,247
         706,200  LEVEL 3 COMMUNICATIONS INCORPORATED+<<                                                                   946,308
          31,079  LG TELECOM LIMITED+                                                                                      201,392
          57,146  LIBERTY GLOBAL INCORPORATED+                                                                           1,466,366
          60,015  LIBERTY GLOBAL INCORPORATED SERIES A+<<                                                                1,548,387
         114,858  LIBERTY MEDIA HOLDING CORPORATION CAPITAL SERIES A+<<                                                  4,830,927
         264,123  LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+                                                3,425,675
         188,421  LIVE NATION INCORPORATED+                                                                              2,304,389
          48,339  MAGYAR TELEKOM PLC                                                                                       145,367
           8,074  MAHANAGAR TELEPHONE NIGAM LIMITED                                                                          9,688
           3,045  MANITOBA TELECOM SERVICES INCORPORATED                                                                    81,883
          20,000  MATSUNICHI COMMUNICATION HOLDINGS LIMITED+                                                                 8,368
          43,712  MEDIASET SPA                                                                                             270,751
         110,340  METROPCS COMMUNICATIONS INCORPORATED+                                                                    991,957
          20,166  MICRO FOCUS INTERNATIONAL PLC                                                                            137,744
          21,400  MOBILONE LIMITED                                                                                          31,520
           1,295  MOBISTAR SA                                                                                               65,418
           2,310  MODERN TIMES GROUP MTG B SHARES                                                                          120,015
           9,756  MPHASIS LIMITED+                                                                                         121,089
         139,711  MTN GROUP LIMITED                                                                                      1,953,403
           4,226  MULTIMEDIA POLSKA SA+                                                                                     10,944
          38,966  NETIA SA+                                                                                                 56,213
          31,600  NEUSTAR INCORPORATED CLASS A+<<                                                                          675,924
          47,000  NIPPON TELEGRAPH & TELEPHONE CORPORATION                                                               1,927,517
         213,713  NOKIA OYJ                                                                                              2,146,879
           1,487  NTT DOCOMO INCORPORATED                                                                                2,223,748
          22,450  NTT DOCOMO INCORPORATED ADR<<                                                                            335,628
          64,000  OKI ELECTRIC INDUSTRY COMPANY LIMITED+                                                                    59,164
               6  OKINAWA CELLULAR TELEPHONE COMPANY                                                                        11,177
         313,006  ORASCOM TELECOM HOLDING SAE+                                                                             297,632
           5,768  PARTNER COMMUNICATIONS COMPANY LIMITED                                                                   102,614
          42,534  PEARSON PLC                                                                                              581,596
           8,960  PHILIPPINE LONG DISTANCE TELEPHONE COMPANY                                                               460,269
          44,738  PORTUGAL TELECOM SGPS SA                                                                                 454,524
           7,389  PRYSMIAN SPA                                                                                             111,593
         138,500  PT INDONESIAN SATELLITE CORPORATION TBK                                                                   75,683
           7,553  PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS SA                                           29,704
         651,400  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                                                        3,413,336
          65,557  REED ELSEVIER PLC                                                                                        453,971
         132,525  RELIANCE COMMUNICATIONS LIMITED++                                                                        418,491
          25,300  ROGERS COMMUNICATIONS INCORPORATED                                                                       860,162
          85,673  ROYAL KPN NV                                                                                           1,105,392
             543  RTL GROUP                                                                                                 39,253

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
COMMUNICATIONS (continued)
         379,400  SAMART CORPORATION PCL+                                                                      $            62,932
          46,138  SAVVIS INCORPORATED+<<                                                                                   865,318
          52,994  SBA COMMUNICATIONS CORPORATION+<<                                                                      1,750,392
           3,560  SCHIBSTED ASA                                                                                             70,209
          41,467  SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                              1,873,479
             259  SEAT PAGINE GIALLE SPA                                                                                        43
          21,200  SHAW COMMUNICATIONS INCORPORATED CLASS B                                                                 387,579
         188,600  SHIN SATELLITE PCL                                                                                        29,256
         687,100  SINGAPORE TELECOMMUNICATIONS LIMITED                                                                   1,407,068
           9,660  SK NETWORKS COMPANY LIMITED+                                                                              82,604
           4,693  SK TELECOM COMPANY LIMITED                                                                               624,454
              92  SKY PERFECT JSAT HOLDINGS INCORPORATED                                                                    32,507
         132,000  SKYWORTH DIGITAL TECHNOLOGY COMPANY LIMITED                                                              102,786
               4  SO-NET ENTERTAINMENT CORPORATION                                                                          10,127
           5,679  SOCIETE TELEVISION FRANCAISE 1                                                                            79,920
         292,315  SPRINT NEXTEL CORPORATION+                                                                             1,499,576
          55,000  STARHUB LIMITED                                                                                           83,682
          10,107  SUN TV NETWORK LIMITED                                                                                    88,675
           1,177  SWISSCOM AG                                                                                              375,046
         472,447  TAIWAN MOBILE COMPANY LIMITED                                                                            895,425
          22,153  TALKTALK TELECOM GROUP PLC                                                                                38,924
           3,567  TATA COMMUNICATIONS LIMITED                                                                               18,796
          26,818  TATA TELESERVICES MAHARASHTRA LIMITED+                                                                    11,282
           4,735  TDC AS                                                                                                    34,266
           8,554  TELE NORTE LESTE PARTICIPACOES SA                                                                        160,306
          14,398  TELE2 AB                                                                                                 208,928
           2,951  TELECOM ARGENTINA SA ADR                                                                                  48,101
         230,236  TELECOM CORPORATION OF NEW ZEALAND LIMITED                                                               291,112
          36,313  TELECOM EGYPT+                                                                                           110,269
         332,171  TELECOM ITALIA RNC SPA                                                                                   308,817
         545,788  TELECOM ITALIA SPA                                                                                       648,595
         158,200  TELECOM MALAYSIA BHD                                                                                     156,674
           3,600  TELECOMUNICACOES DE SAO PAULO SA                                                                          59,330
           3,200  TELEFONAKTIEBOLAGET LM ERICSSON                                                                           31,421
         171,778  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B                                                                1,725,614
          10,454  TELEFONICA O2 CZECH REPUBLIC AS                                                                          202,033
         207,353  TELEFONICA SA                                                                                          3,936,955
         643,036  TELEFONOS DE MEXICO SA DE CV                                                                             453,305
          15,208  TELEKOM AUSTRIA AG                                                                                       191,612
          77,356  TELEKOMUNIKACJA POLSKA SA                                                                                360,264
       1,196,000  TELEKOMUNIKASI INDONESIA TBK PT                                                                          987,094
           2,640  TELENET GROUP HOLDING NV                                                                                  67,652
          41,800  TELENOR ASA                                                                                              511,158
          21,300  TELEPHONE & DATA SYSTEMS INCORPORATED                                                                    700,344
          18,800  TELEPHONE & DATA SYSTEMS INCORPORATED - SPECIAL SHS                                                      542,380
          28,000  TELEVISION BROADCASTS LIMITED                                                                            121,886
         116,151  TELIASONERA AB                                                                                           697,831
          22,371  TELKOM SOUTH AFRICA LIMITED                                                                              109,113
         570,036  TELMEX INTERNACIONAL SAB DE CV                                                                           511,678
         375,075  TELSTRA CORPORATION LIMITED                                                                              934,780
           3,543  TELUS CORPORATION(a)(i)                                                                                  129,580
           6,900  TELUS CORPORATION (NON-VOTING)                                                                           240,294
          82,000  TENCENT HOLDINGS LIMITED                                                                               1,568,919
          35,875  TIME WARNER CABLE INCORPORATED                                                                         1,963,439
             588  TISCALI SPA+                                                                                                  82
         142,914  TIVO INCORPORATED+<<                                                                                   1,291,943
         310,850  TM INTERNATIONAL SDN BHD+                                                                                348,453
         262,500  TRUE CORPORATION PCL+                                                                                     21,126
         270,800  TT&T PCL+                                                                                                  2,579
          63,713  TURK TELEKOMUNIKASYON AS                                                                                 203,339
          86,300  TURKCELL ILETISIM HIZMETLERI AS                                                                          464,730
         175,106  TW TELECOM INCORPORATED+<<                                                                             3,062,604
          11,367  UNITED BUSINESS MEDIA LIMITED                                                                             83,460

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
COMMUNICATIONS (continued)
           6,800  UNITED STATES CELLULAR CORPORATION+                                                          $           282,268
         298,324  VERIZON COMMUNICATIONS INCORPORATED                                                                    8,209,876
          71,101  VIVENDI SA                                                                                             1,529,195
          79,667  VODACOM GROUP PTY LIMITED                                                                                653,527
       2,619,800  VODAFONE GROUP PLC                                                                                     5,189,317
          31,716  VODAFONE GROUP PLC ADR<<                                                                                 637,492
          16,000  VTECH HOLDINGS LIMITED                                                                                   156,124
         208,132  WINDSTREAM CORPORATION<<                                                                               2,220,768
           1,580  YAHOO! JAPAN CORPORATION                                                                                 551,104
          98,003  YELL GROUP PLC+                                                                                           47,451
          23,446  ZINWELL CORPORATION                                                                                       35,639
                                                                                                                       156,093,639
                                                                                                               -------------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.20%
           3,527  BOSKALIS WESTMINSTER                                                                                     131,809
           7,702  CHARTER INTERNATIONAL PLC                                                                                 77,173
          26,316  CHEMED CORPORATION                                                                                     1,497,644
          75,760  EMCOR GROUP INCORPORATED+                                                                              1,891,727
             155  FLUGHAFEN WIEN AG                                                                                          7,830
         309,000  HI SUN TECHNOLOGY CHINA LIMITED+                                                                         160,310
         197,170  HKC HOLDINGS LIMITED                                                                                      12,555
          47,665  INSITUFORM TECHNOLOGY INCORPORATED+                                                                      975,226
          22,390  IRB INFRASTRUCTURE DEVELOPERS LIMITED                                                                    124,356
          11,526  ORASCOM CONSTRUCTION INDUSTRIES+                                                                         484,677
          98,525  QUANTA SERVICES INCORPORATED+<<                                                                        2,042,423
           5,883  SODEXHO ALLIANCE SA                                                                                      329,914
           7,000  TAT HONG HOLDINGS LIMITED                                                                                  4,464
           5,218  WELLSTREAM HOLDINGS PLC                                                                                   40,578
                                                                                                                         7,780,686
                                                                                                               -------------------
COSMETICS, PERSONAL CARE: 0.21%
          82,000  BAWANG INTERNATIONAL GROUP HOLDING LIMITED                                                                56,970
          54,571  ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                            3,179,852
          35,115  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                        1,562,618
          13,968  L'OREAL SA                                                                                             1,289,522
          68,863  NU SKIN ENTERPRISES INCORPORATED                                                                       1,980,500
           1,903  ORIFLAME COSMETICS SA                                                                                     93,743
          14,000  SA SA INTERNATIONAL HOLDINGS LIMITED                                                                       9,883
                                                                                                                         8,173,088
                                                                                                               -------------------
DATA SERVICES: 0.16%
         158,412  NETAPP INCORPORATED+                                                                                   5,968,964
                                                                                                               -------------------
DEPARTMENT STORES: 0.34%
           9,700  AEON COMPANY M BHD                                                                                        14,662
           1,898  DEUTSCHE EUROSHOP AG                                                                                      53,844
           1,916  HYUNDAI DEPARTMENT STORE COMPANY LIMITED+                                                                162,840
         102,000  INTIME DEPARTMENT STORE GROUP COMPANY LIMITED                                                             87,047
          97,600  JCPENNEY COMPANY INCORPORATED                                                                          2,683,024
           1,568  LOTTE SHOPPING COMPANY LIMITED+                                                                          412,044
         195,400  MACY'S INCORPORATED                                                                                    4,339,834
         171,000  PARKSON RETAIL GROUP LIMITED                                                                             264,128
         188,400  ROBINSON DEPARTMENT STORE PCL                                                                             78,126
          57,879  ROSS STORES INCORPORATED                                                                               3,032,860
         185,525  SAKS INCORPORATED+<<                                                                                   1,703,120
                                                                                                                        12,831,529
                                                                                                               -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
DEPOSITORY INSTITUTIONS: 8.23%
          50,000  77 BANK LIMITED                                                                              $           256,438
          68,676  AFRICAN BANK INVESTMENTS LIMITED                                                                         286,215
           3,420  AGRICULTURAL BANK OF GREECE                                                                                5,061
         117,429  AKBANK TAS                                                                                               588,116
          22,824  ALLAHABAD BANK                                                                                            79,149
          36,469  ALLIED IRISH BANKS PLC                                                                                    46,279
          31,560  ALPHA BANK AE                                                                                            177,215
          30,160  ANDHRA BANK                                                                                               86,706
          16,925  ANGLO IRISH BANK CORPORATION PLC(a)(i)                                                                         0
          61,000  AOZORA BANK LIMITED                                                                                       76,464
         219,281  ASSOCIATED BANC-CORP                                                                                   2,944,944
          48,136  ASYA KATILIM BANKASI AS                                                                                  103,547
         266,766  AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED                                                          5,048,696
          32,083  AXIS BANK LIMITED+                                                                                       841,680
          33,259  BANCA CARIGE SPA                                                                                          64,251
         157,243  BANCA MONTE DEI PASCHI DI SIENA SPA                                                                      171,942
           9,849  BANCA PICCOLO CREDITO VALTELLINESE SCARL+                                                                 46,996
          18,482  BANCA POPOL EMILIA ROMAGNA+                                                                              194,721
          16,468  BANCA POPOLARE DI MILANO SCARL                                                                            68,989
          16,258  BANCA POPOLARE DI SONDRIO SCARL+                                                                         132,062
         203,640  BANCO BILBAO VIZCAYA ARGENTARIA SA                                                                     2,101,615
           9,820  BANCO BILBAO VIZCAYA ARGENTARIA SA ADR                                                                   102,128
           8,813  BANCO BPI SA+                                                                                             17,185
          54,595  BANCO BRADESCO SA                                                                                        720,711
         171,214  BANCO COMERCIAL PORTUGUES SA                                                                             133,389
          16,952  BANCO CONTINENTAL PERU+                                                                                   43,370
       1,049,717  BANCO DE CHILE                                                                                           103,238
           2,804  BANCO DE CREDITO DEL PERU                                                                                  7,194
           5,594  BANCO DE CREDITO E INVERSIONES+                                                                          216,484
         112,266  BANCO DE ORO                                                                                             105,078
          59,538  BANCO DE SABADE                                                                                          252,398
             218  BANCO DE VALENCIA(a)(i)                                                                                      984
          10,900  BANCO DE VALENCIA SA+                                                                                     48,648
         116,968  BANCO DO BRASIL SA                                                                                     1,669,175
           3,199  BANCO ESPANOL DE CREDITO SA                                                                               25,689
          22,698  BANCO ESPIRITO SANTO SA                                                                                   86,799
           1,156  BANCO GUIPUZCOANO SA+                                                                                      7,495
          70,925  BANCO ITAU HOLDING FINANCEIRA SA                                                                       1,054,737
           2,243  BANCO MACRO SA                                                                                            61,122
           5,963  BANCO PASTOR SA                                                                                           26,805
          30,717  BANCO POPOLARE SPA                                                                                       166,892
          53,175  BANCO POPULAR ESPANOL SA                                                                                 267,206
          66,576  BANCO SANTANDER BRASIL SA                                                                                692,823
         386,716  BANCO SANTANDER CENTRAL HISPANO SA                                                                     3,891,136
          67,208  BANCO SANTANDER CENTRAL HISPANO SA ADR<<                                                                 682,161
       4,972,322  BANCO SANTANDER CHILE SA                                                                                 302,235
              39  BANCO SANTANDER SA                                                                                           400
         104,192  BANCORPSOUTH INCORPORATED<<                                                                            2,020,283
          18,700  BANGKOK BANK PCL                                                                                          65,925
          31,000  BANGKOK BANK PCL (NON VOTING)                                                                            109,333
       1,834,000  BANK CENTRAL ASIA TBK PT                                                                               1,051,634
           4,008  BANK HANDLOWY W WARSZAWIE SA                                                                              89,084
          71,656  BANK HAPOALIM LIMITED+                                                                                   271,837
          61,229  BANK LEUMI LE-ISRAEL                                                                                     251,856
         846,500  BANK MANDIRI PERSERO TBK PT                                                                              464,732
          37,612  BANK MILLENNIUM SA                                                                                        53,151
         210,000  BANK NIAGA                                                                                                22,684
       1,032,066  BANK OF AMERICA CORPORATION                                                                           16,244,719
         302,600  BANK OF AYUDHYA PCL                                                                                      168,302
          25,294  BANK OF BARODA                                                                                           381,779
       6,994,000  BANK OF CHINA LIMITED                                                                                  3,475,839
         650,000  BANK OF COMMUNICATIONS LIMITED                                                                           683,827
         166,603  BANK OF EAST ASIA LIMITED                                                                                593,307

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
DEPOSITORY INSTITUTIONS (continued)
             900  BANK OF GREECE                                                                               $            38,491
          22,645  BANK OF INDIA                                                                                            157,672
         264,854  BANK OF IRELAND                                                                                          238,887
          38,000  BANK OF KYOTO LIMITED                                                                                    300,791
          31,900  BANK OF MONTREAL                                                                                       1,870,230
         126,321  BANK OF NEW YORK MELLON CORPORATION                                                                    3,435,931
          56,100  BANK OF NOVA SCOTIA                                                                                    2,559,789
          28,536  BANK OF QUEENSLAND LIMITED                                                                               267,496
         153,700  BANK OF THE PHILIPPINE ISLANDS                                                                           147,301
           3,200  BANK OF THE RYUKYUS LIMITED                                                                               37,231
         136,000  BANK OF YOKOHAMA LIMITED                                                                                 648,523
          12,703  BANK PEKAO SA                                                                                            630,019
             309  BANK PRZEMYSLOWO HANDLOWY PBK                                                                              5,178
         648,000  BANK RAKYAT INDONESIA                                                                                    586,435
           1,790  BANK SARASIN & CIE AG                                                                                     62,838
           3,417  BANK ZACHODNI WBK SA                                                                                     208,067
          11,042  BANKINTER SA                                                                                              62,939
             244  BANQUE CANTONALE VAUDOISE WAADTLAENDER KANTONALBANK                                                       94,364
              10  BANQUE NATIONALE DE BELGIQUE                                                                              46,430
           4,348  BBVA BANCO FRANCES SA                                                                                     25,697
          31,812  BENDIGO BANK LIMITED                                                                                     227,294
             128  BERNER KANTONALBANK AG                                                                                    26,483
          15,559  BINCKBANK NV                                                                                             189,920
          15,636  BNP PARIBAS ADR<<                                                                                        446,408
          47,503  BNP PARIBAS SA                                                                                         2,691,524
          72,905  BRANCH BANKING AND TRUST COMPANY                                                                       2,204,647
           1,527  BRE BANK SA+                                                                                             115,900
          19,201  BUSAN BANK+                                                                                              168,224
          22,200  CANADIAN IMPERIAL BANK OF COMMERCE                                                                     1,505,735
           3,039  CANADIAN WESTERN BANK                                                                                     64,280
          13,142  CANARA BANK                                                                                              112,318
           9,000  CAPITOL FEDERAL FINANCIAL<<                                                                              288,000
         100,957  CATHAY GENERAL BANCORP<<                                                                               1,112,546
         422,000  CHANG HWA COMMERCIAL BANK                                                                                166,949
          85,000  CHIBA BANK LIMITED                                                                                       513,992
           9,110  CHINA BANKING CORPORATION                                                                                 86,554
         874,000  CHINA CITIC BANK                                                                                         514,432
       6,533,000  CHINA CONSTRUCTION BANK                                                                                5,224,414
         362,000  CHINA MINSHENG BANKING                                                                                   365,254
           5,000  CHUKYO BANK LIMITED                                                                                       13,261
       2,148,500  CITIGROUP INCORPORATED+                                                                                8,508,060
          81,598  COMERICA INCORPORATED                                                                                  3,108,884
          31,459  COMMERCE BANCSHARES INCORPORATED                                                                       1,169,331
          31,545  COMMERCIAL INTERNATIONAL BANK+                                                                           397,193
          43,597  COMMERZBANK AG                                                                                           310,255
         152,074  COMMONWEALTH BANK OF AUSTRALIA                                                                         6,662,899
          14,460  CORPORATION BANK                                                                                         161,337
           6,797  CREDICORP LIMITED                                                                                        600,107
             137  CREDIT AGRICOLE D'ILE DE F                                                                                 9,381
          55,731  CREDIT AGRICOLE SA                                                                                       599,086
          61,346  CREDIT SUISSE GROUP                                                                                    2,367,799
           1,169  CREDITO EMILIANO SPA                                                                                       6,361
          27,333  CULLEN FROST BANKERS INCORPORATED                                                                      1,500,035
          12,674  DAEGU BANK                                                                                               144,637
           8,000  DAH SING BANKING GROUP LIMITED                                                                             9,948
          12,031  DAH SING FINANCIAL HOLDINGS LIMITED                                                                       63,475
          26,840  DANSKE BANK                                                                                              539,504
         182,500  DBS GROUP HOLDINGS LIMITED                                                                             1,796,616
          35,488  DEUTSCHE BANK AG                                                                                       2,111,713
           3,415  DEUTSCHE POSTBANK AG                                                                                     103,600
          37,502  DEXIA SA                                                                                                 158,207
          48,200  DNB NOR ASA                                                                                              478,871
         145,782  EAST WEST BANCORP INCORPORATED                                                                         2,478,294

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
DEPOSITORY INSTITUTIONS (continued)
          12,018  EFG EUROBANK ERGASIAS SA+                                                                    $            60,173
           1,432  EFG INTERNATIONAL                                                                                         19,706
             640  EMPORIKI BANK OF GREECE SA+                                                                                2,578
          63,977  ENTIE COMMERCIAL BANK+                                                                                    19,021
          10,920  ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG                                                           383,818
         204,857  FAR EASTERN INTERNATIONAL BANK+                                                                           60,983
         369,529  FIFTH THIRD BANCORP                                                                                    4,800,182
          24,245  FIRST FINANCIAL BANKSHARE<<                                                                            1,216,614
         306,694  FIRST HORIZON NATIONAL CORPORATION+                                                                    3,818,341
          94,003  FIRST MIDWEST BANCORP INCORPORATED<<                                                                   1,303,822
         282,283  FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                                             3,728,958
         141,513  FIRSTMERIT CORPORATION                                                                                 2,637,802
         284,780  FIRSTRAND LIMITED                                                                                        731,357
         148,374  FNB CORPORATION PA<<                                                                                   1,215,183
         124,524  FORTIS                                                                                                   315,277
          38,197  GETIN HOLDING SA+                                                                                        116,215
          92,936  GLACIER BANCORP INCORPORATED<<                                                                         1,473,965
           8,178  GREEK POSTAL SAVINGS BANK+                                                                                29,066
          47,000  GUNMA BANK LIMITED                                                                                       239,916
          68,200  HANG SENG BANK LIMITED                                                                                   912,589
          25,489  HDFC BANK LIMITED                                                                                      1,038,122
           4,397  HDFC BANK LIMITED ADR                                                                                    611,183
           5,000  HIGASHI-NIPPON BANK LIMITED                                                                                8,967
          66,300  HONG LEONG BANK BHD+                                                                                     170,120
         966,509  HSBC HOLDINGS PLC                                                                                      8,712,234
         226,328  HUDSON CITY BANCORP INCORPORATED<<                                                                     2,853,996
         326,996  HUNTINGTON BANCSHARES INCORPORATED                                                                     2,014,295
          31,112  IBERIABANK CORPORATION                                                                                 1,708,982
          69,433  ICICI BANK LIMITED                                                                                     1,282,509
          16,121  ICICI BANK LIMITED ADR                                                                                   593,092
           9,142  INDIAN BANK                                                                                               43,600
          27,110  INDIAN OVERSEAS BANK                                                                                      52,364
       8,812,103  INDUSTRIAL & COMMERCIAL BANK OF CHINA CLASS H                                                          6,483,463
          24,550  INDUSTRIAL BANK OF KOREA+                                                                                271,844
          31,351  INDUSTRIAL DEVELOPMENT BANK OF INDIA LIMITED                                                              74,989
             346  ING BANK SLASKI SA+                                                                                       78,019
          74,640  INTERNATIONAL BANCSHARES CORPORATION                                                                   1,474,140
         560,136  INTESA SANPAOLO                                                                                        1,458,999
          49,378  INTESA SANPAOLO RNC                                                                                      100,011
          32,895  ISRAEL DISCOUNT BANK LIMITED+                                                                             58,351
          71,000  JOYO BANK LIMITED                                                                                        271,868
         412,577  JPMORGAN CHASE & COMPANY                                                                              16,329,798
           2,668  JYSKE BANK+                                                                                               82,030
          76,000  KANSAI URBAN BANKING CORPORATION                                                                         108,500
         122,500  KASIKORNBANK PCL                                                                                         321,977
           7,751  KBC GROEP NV                                                                                             299,167
         411,350  KEYCORP                                                                                                3,299,027
           6,000  KIATNAKIN FINANCE                                                                                          4,700
          36,430  KOREA EXCHANGE BANK                                                                                      382,790
          25,753  KOTAK MAHINDRA BANK LIMITED                                                                              418,149
           1,838  KREDYT BANK SA                                                                                             8,701
         346,900  KRUNG THAI BANK PCL ADR                                                                                  118,280
             961  LAURENTIAN BANK OF CANADA                                                                                 38,791
             570  LIECHTENSTEIN LANDESBANK                                                                                  38,558
           6,000  LIU CHONG HING BANK LIMITED                                                                               11,065
       2,142,460  LLOYDS TSB GROUP PLC                                                                                   1,733,051
           3,708  LLOYDS TSB GROUP PLC ADR                                                                                  12,199
          33,521  M&T BANK CORPORATION<<                                                                                 2,656,204
         353,356  MALAYAN BANKING BERHAD                                                                                   766,825
         134,800  MALAYSIAN PLANTATIONS BERHAD                                                                             112,710
         235,598  MARSHALL & ILSLEY CORPORATION                                                                          1,920,124
          90,100  METROPOLITAN BANK & TRUST COMPANY                                                                        110,460
       1,456,110  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED                                                            7,051,462

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
DEPOSITORY INSTITUTIONS (continued)
          15,000  MIYAZAKI BANK LIMITED                                                                        $            36,249
         122,000  MIZUHO TRUST & BANKING COMPANY LIMITED                                                                   103,642
         223,481  NATIONAL AUSTRALIA BANK LIMITED                                                                        4,655,796
           8,600  NATIONAL BANK OF CANADA                                                                                  470,287
          24,103  NATIONAL BANK OF GREECE SA                                                                               291,599
          24,348  NATIONAL BANK OF GREECE SA ADR                                                                            59,653
         168,800  NATIONAL PENN BANCSHARES INCORPORATED<<                                                                1,179,912
           5,833  NATIONAL SOCIETE GENERALE BANK SAE+                                                                       35,508
          40,113  NATIXIS                                                                                                  174,877
          18,350  NEDBANK GROUP LIMITED                                                                                    324,982
         198,365  NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                              3,183,758
         134,038  NEWALLIANCE BANCSHARES INCORPORATED                                                                    1,577,627
         105,000  NISHI-NIPPON CITY BANK LIMITED                                                                           286,774
         131,574  NORDEA BANK AB                                                                                         1,072,611
          34,400  NORTHERN TRUST CORPORATION                                                                             1,747,864
           3,636  OILEXCO INCORPORATED+(a)(i)                                                                                  231
          10,068  OKO BANK                                                                                                  99,473
         115,342  OLD NATIONAL BANCORP                                                                                   1,324,126
          14,000  ORIENT CORPORATION+                                                                                       11,166
          12,374  ORIENTAL BANK OF COMMERCE                                                                                 87,239
          25,016  OTP BANK NYRT                                                                                            635,872
         242,999  OVERSEA-CHINESE BANKING CORPORATION LIMITED                                                            1,448,616
          39,565  PACWEST BANCORP                                                                                          824,535
          17,788  PIRAEUS BANK SA                                                                                           91,122
          89,587  PKO BANK POLSKI SA                                                                                     1,095,028
          54,687  PNC FINANCIAL SERVICES GROUP                                                                           3,431,609
         858,855  POPULAR INCORPORATED                                                                                   2,602,331
         268,394  PT BANK DANAMON INDONESIA TBK                                                                            144,062
         506,500  PT BANK PAN INDONESIA TBK+                                                                                62,369
         243,465  PUBLIC BANK BHD                                                                                          846,454
          15,371  PUNJAB NATIONAL BANK LIMITED                                                                             326,249
         553,382  REGIONS FINANCIAL CORPORATION                                                                          4,222,305
          73,600  RHB CAPITAL BHD                                                                                          128,359
          77,231  RMB HOLDINGS LIMITED                                                                                     345,571
          75,000  ROYAL BANK OF CANADA                                                                                   3,947,406
         873,519  ROYAL BANK OF SCOTLAND GROUP PLC                                                                         582,198
          27,700  SAPPORO HOLDINGS                                                                                         101,539
           4,996  SBERBANK  OF RUSSIAN FEDERATION                                                                        1,154,076
              58  SEVEN BANK LIMITED                                                                                        99,778
          26,000  SHIGA BANK                                                                                               139,468
           1,000  SHIMIZU BANK LIMITED                                                                                      35,950
          88,000  SHINSEI BANK LIMITED                                                                                      89,019
          69,000  SHIZUOKA BANK LIMITED                                                                                    560,481
         107,800  SIAM CITY BANK PCL+                                                                                      105,962
         201,600  SIAM COMMERCIAL BANK PCL                                                                                 493,860
       1,058,000  SINOPAC FINANCIAL HOLDINGS COMPANY LIMITED                                                               313,088
          91,040  SKANDINAVISKA ENSKILDA BANKEN AB CLASS A                                                                 465,402
           4,259  SNS REAAL                                                                                                 20,880
          38,527  SOCIETE GENERALE                                                                                       1,648,541
          19,732  SOCIETE GENERALE ADR                                                                                     169,695
             210  ST. GALLER KANTONALBANK                                                                                   85,517
         150,066  STANDARD BANK GROUP LIMITED                                                                            2,103,149
          87,535  STANDARD CHARTERED PLC                                                                                 2,059,352
          22,008  STATE BANK OF INDIA LIMITED                                                                            1,055,272
           4,768  STATE BANK OF INDIA LIMITED GDR++                                                                        452,483
          53,000  STATE STREET BANK AND TRUST COMPANY                                                                    2,023,010
         131,536  STERLING BANCSHARES INCORPORATED (TEXAS)                                                                 703,718
         166,000  SUMITOMO TRUST & BANKING COMPANY LIMITED                                                                 885,803
         126,365  SUNCORP-METWAY LIMITED                                                                                   864,156
          33,000  SURUGA BANK LIMITED                                                                                      295,939
          48,368  SVB FINANCIAL GROUP+<<                                                                                 2,169,788
          24,300  SVENSKA HANDELSBANKEN                                                                                    586,797
          47,200  SWEDBANK AB                                                                                              417,798

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
DEPOSITORY INSTITUTIONS (continued)
           3,160  SYDBANK AG+                                                                                  $            72,516
          18,615  SYNDICATE BANK                                                                                            35,693
          91,000  TA CHONG BANK LIMITED+                                                                                    17,300
         266,000  TAIWAN BUSINESS BANK+                                                                                     66,417
           1,100  THE AICHI BANK LIMITED                                                                                    68,555
          19,000  THE AKITA BANK LIMITED                                                                                    62,811
          14,000  THE AOMORI BANK LIMITED                                                                                   31,427
          19,000  THE AWA BANK LIMITED                                                                                     107,755
           1,800  THE BANK OF IWATE LIMITED                                                                                 93,409
          19,000  THE BANK OF NAGOYA LIMITED                                                                                63,144
           2,000  THE BANK OF OKINAWA LIMITED                                                                               69,581
          25,000  THE BANK OF SAGA LIMITED                                                                                  68,773
           4,700  THE CHIBA KOGYO BANK LIMITED+                                                                             33,354
          23,000  THE CHUGOKU BANK LIMITED                                                                                 265,464
           8,000  THE DAISAN BANK LIMITED                                                                                   20,294
          29,000  THE DAISHI BANK LIMITED                                                                                   89,857
          27,000  THE EHIME BANK LIMITED                                                                                    67,385
          25,000  THE EIGHTEENTH BANK LIMITED                                                                               68,022
          32,000  THE FUKUI BANK LIMITED                                                                                    93,581
          52,000  THE HACHIJUNI BANK LIMITED                                                                               277,275
          21,000  THE HIGO BANK LIMITED                                                                                    104,571
          78,000  THE HIROSHIMA BANK LIMITED                                                                               304,204
          24,000  THE HOKKOKU BANK LIMITED                                                                                  80,650
          21,000  THE HOKUETSU BANK LIMITED                                                                                 32,853
          24,000  THE HYAKUGO BANK LIMITED                                                                                  97,727
          29,000  THE HYAKUJUSHI BANK LIMITED                                                                              102,120
          29,000  THE IYO BANK LIMITED                                                                                     252,827
          35,000  THE JUROKU BANK LIMITED                                                                                  122,142
          15,000  THE KAGOSHIMA BANK LIMITED                                                                                92,087
           2,400  THE KANTO TSUKUBA BANK LIMITED                                                                             6,421
          28,000  THE KEIYO BANK LIMITED                                                                                   133,849
           5,000  THE MICHINOKU BANK LIMITED                                                                                 9,574
           4,000  THE MIE BANK LIMITED                                                                                      10,457
           7,000  THE MINATO BANK LIMITED                                                                                    8,880
           3,200  THE MUSASHINO BANK LIMITED                                                                                85,371
          28,000  THE NANTO BANK LIMITED                                                                                   132,621
          33,000  THE OGAKI KYORITSU BANK LIMITED                                                                          100,044
          23,000  THE OITA BANK LIMITED                                                                                     74,217
          16,000  THE SAN-IN GODO BANK LIMITED                                                                             112,195
          28,000  THE SHIKOKU BANK LIMITED                                                                                  80,856
           9,000  THE TOCHIGI BANK LIMITED                                                                                  35,524
          21,000  THE TOHO BANK LIMITED                                                                                     61,376
       2,682,765  TMB BANK PCL+                                                                                            109,602
           5,300  TOKYO TOMIN BANK LIMITED                                                                                  59,032
          14,900  TOMONY HOLDINGS INCORPORATED                                                                              42,941
          48,331  TORONTO-DOMINION BANK                                                                                  3,306,568
          95,493  TRUSTCO BANK CORPORATION NEW YORK SHARES<<                                                               594,921
          72,688  TRUSTMARK CORPORATION                                                                                  1,626,031
          13,375  TURK EKONOMI BANKASI AS+                                                                                  18,116
         187,410  TURKIYE IS BANKASI                                                                                       576,538
          65,353  TURKIYE VAKIFLAR BANKASI TAO                                                                             139,791
         203,080  UBS AG                                                                                                 2,690,644
          38,627  UMB FINANCIAL CORPORATION                                                                              1,504,522
         158,080  UMPQUA HOLDINGS CORPORATION                                                                            1,985,485
       1,045,658  UNICREDITO ITALIANO SPA                                                                                2,169,265
          42,977  UNION BANK HONG KONG                                                                                     103,667
          27,062  UNION BANK OF INDIA                                                                                      167,313
          33,246  UNIONE DI BANCHE SCPA                                                                                    296,437
          56,116  UNITED BANKSHARES INCORPORATED<<                                                                       1,510,643
           8,324  UNITED MIZRAHI BANK LIMITED+                                                                              65,838
         120,000  UNITED OVERSEAS BANK LIMITED                                                                           1,554,899
         200,763  US BANCORP                                                                                             4,810,281
          79,379  VALLEY NATIONAL BANCORP                                                                                1,147,820

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
DEPOSITORY INSTITUTIONS (continued)
              62  VERWALTUNGS-UND PRIVAT-BANK AG                                                               $             6,153
             361  VONTOBEL HOLDINGS AG                                                                                       8,938
         150,770  WASHINGTON FEDERAL INCORPORATED                                                                        2,605,306
         509,120  WELLS FARGO & COMPANY++                                                                                14,606,653
          33,640  WESTAMERICA BANCORPORATION<<                                                                           1,872,739
         305,638  WESTPAC BANKING CORPORATION                                                                            5,998,841
         127,235  WHITNEY HOLDING CORPORATION                                                                            1,507,735
         117,710  WILMINGTON TRUST CORPORATION<<                                                                         1,775,067
          27,500  WING HANG BANK LIMITED                                                                                   238,324
           1,200  YACHIYO BANK LIMITED                                                                                      24,373
          16,000  YAMAGATA BANK LIMITED                                                                                     68,183
          18,000  YAMANASHI CHOU BANK LIMITED                                                                               69,278
          96,014  YAPI VE KREDI BANKASI AS+                                                                                249,056
          40,135  YES BANK LIMITED+                                                                                        241,169
          61,400  ZIONS BANCORPORATION<<                                                                                 1,470,530
                                                                                                                       314,468,038
                                                                                                               -------------------
E-COMMERCE/SERVICES: 1.20%
         114,266  ALIBABA.COM LIMITED                                                                                      224,061
          48,027  AMAZON.COM INCORPORATED+                                                                               6,025,467
          47,317  AOL INCORPORATED+                                                                                        976,150
         138,030  EARTHLINK INCORPORATED                                                                                 1,185,678
         153,208  EBAY INCORPORATED+                                                                                     3,280,183
          33,456  GOOGLE INCORPORATED CLASS A+                                                                          16,232,182
              18  GOURMET NAVIGATOR INCORPORATED                                                                            27,957
           1,000  GREE INCORPORATED+                                                                                        63,095
           9,400  KABU.COM SECURITIES COMPANY LIMITED                                                                       44,639
              16  KAKAKU.COM INCORPORATED                                                                                   60,264
          22,023  NETFLIX INCORPORATED+<<                                                                                2,447,856
          20,799  PRICELINE.COM INCORPORATED+                                                                            3,975,937
          49,950  SALESFORCE.COM INCORPORATED+<<                                                                         4,322,174
           7,620  SMS MANAGEMENT & TECHNOLOGY LIMITED                                                                       36,645
           5,507  UNITED INTERNET AG                                                                                        69,788
         122,829  VALUECLICK INCORPORATED+                                                                               1,428,501
          55,030  WEBMD HEALTH CORPORATION+<<                                                                            2,505,516
           9,113  WOTIF.COM HOLDINGS LIMITED                                                                                47,020
         183,450  YAHOO! INCORPORATED+                                                                                   2,814,123
                                                                                                                        45,767,236
                                                                                                               -------------------
EATING & DRINKING PLACES: 0.74%
           5,082  AUTOGRILL SPA                                                                                             55,927
          40,352  BOB EVANS FARMS INCORPORATED                                                                           1,171,822
         135,886  BRINKER INTERNATIONAL INCORPORATED                                                                     2,416,053
          44,919  BURGER KING HOLDINGS INCORPORATED                                                                        853,910
          16,248  C&C GROUP PLC                                                                                             63,816
          25,693  CEC ENTERTAINMENT INCORPORATED+                                                                        1,039,025
          21,500  CHINA HUIYUAN JUICE GROUP                                                                                 14,473
          14,803  CHIPOTLE MEXICAN GRILL INCORPORATED+                                                                   2,106,171
          47,891  CROWN LIMITED                                                                                            310,486
          26,791  ENTERPRISE INNS PLC                                                                                       44,007
         195,807  FOSTER'S GROUP LIMITED                                                                                   909,313
             418  HITE BREWERY COMPANY LIMITED                                                                              50,684
           5,200  ITO EN LIMITED                                                                                            72,963
           1,000  JACK IN THE BOX INCORPORATED+                                                                             22,440
           2,100  KENTUCKY FRIED CHICKEN (JAPAN) LIMITED                                                                    39,453
           5,400  KFC HOLDINGS MALAYSIA BHD                                                                                 13,940
           3,500  KISOJI COMPANY LIMITED                                                                                    67,830
         112,614  MCDONALD'S CORPORATION                                                                                 7,530,498
           6,600  MCDONALD'S HOLDINGS COMPANY (JAPAN) LIMITED                                                              147,188
          19,207  MITCHELLS & BUTLERS PLC                                                                                   87,380

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
EATING & DRINKING PLACES (continued)
           2,064  OBRASCON HUARTE LAIN SA                                                                      $            50,910
           5,000  PACIFIC INDUSTRIAL COMPANY LIMITED                                                                        22,826
          35,459  PANERA BREAD COMPANY+                                                                                  2,866,151
          24,820  PAPA JOHN'S INTERNATIONAL INCORPORATED+                                                                  616,281
          24,618  PF CHANG'S CHINA BISTRO INCORPORATED<<                                                                 1,070,144
          32,370  PUNCH TAVERNS PLC                                                                                         33,043
           5,909  RESTAURANT GROUP PLC                                                                                      18,214
          56,068  SABMILLER PLC                                                                                          1,574,931
          53,000  SAPPORO HOLDINGS LIMITED                                                                                 231,004
          77,600  SONIC CORPORATION+                                                                                       818,680
         104,470  STARBUCKS CORPORATION                                                                                  2,704,728
          10,944  TIM HORTONS INCORPORATED                                                                                 362,512
         166,508  WENDY'S ARBY'S GROUP INCORPORATED                                                                        750,951
          12,081  WHITBREAD PLC                                                                                            239,983
                                                                                                                        28,377,737
                                                                                                               -------------------
EDUCATIONAL SERVICES: 0.17%
          16,550  APOLLO GROUP INCORPORATED CLASS A+                                                                       879,798
           9,400  BENESSE CORPORATION                                                                                      424,431
           2,629  DCC CORPORATION                                                                                           60,482
          28,172  DEVRY INCORPORATED                                                                                     1,619,608
          17,133  ITT EDUCATIONAL SERVICES INCORPORATED+<<                                                               1,729,405
          18,757  NAVITAS LIMITED+                                                                                          75,751
          20,314  PRIME INFRASTRUCTURE GROUP STAPLED UNITS                                                                  68,195
         165,531  RAFFLES EDUCATION CORPORATION LIMITED                                                                     38,951
           6,825  STRAYER EDUCATION INCORPORATED<<                                                                       1,638,000
                                                                                                                         6,534,621
                                                                                                               -------------------
ELECTRIC, GAS & SANITARY SERVICES: 4.17%
           1,765  ACEA SPA                                                                                                  16,963
          58,540  AEM SPA                                                                                                   85,803
         104,680  AGL RESOURCES INCORPORATED                                                                             3,820,820
          30,807  AIRGAS INCORPORATED                                                                                    1,924,513
          39,046  ALLETE INCORPORATED<<                                                                                  1,347,868
         111,506  AMEREN CORPORATION                                                                                     2,749,738
          49,098  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                           1,569,172
          46,745  AMERICAN SUPERCONDUCTOR CORPORATION+<<                                                                 1,433,202
          40,345  AMERICAN WATER WORKS COMPANY INCORPORATED                                                                820,617
          59,380  AQUA AMERICA INCORPORATED<<                                                                            1,036,181
           1,929  ATCO LIMITED                                                                                              87,340
             133  ATEL HOLDING AG                                                                                           45,424
          73,096  AVISTA CORPORATION                                                                                     1,410,753
           6,312  AYGAZ AS+                                                                                                 23,091
           4,197  BFI CANADA LIMITED                                                                                        84,546
          53,008  BLACK HILLS CORPORATION<<                                                                              1,520,800
           4,300  BRADESPAR SA                                                                                              82,954
          21,572  CALIFORNIA WATER SERVICE GROUP                                                                           772,925
           4,075  CANADIAN UTILITIES LIMITED                                                                               172,513
          26,200  CENTRAIS ELECTRICAS BRASILEIRAS SA                                                                       326,372
         268,279  CENTRICA PLC                                                                                           1,059,100
          11,882  CESC LIMITED                                                                                              94,070
          19,605  CEZ AS                                                                                                   815,386
         220,600  CHINA RESOURCES POWER HOLDINGS COMPANY                                                                   444,713
         100,000  CHINA WATER AFFAIRS GROUP LIMITED                                                                         35,559
          79,600  CHUBU ELECTRIC POWER COMPANY INCORPORATED                                                              1,834,689
           5,980  CIA ENERGETICA DE MINAS GERAIS+                                                                           63,780
          33,397  CIA GENERAL DE ELECTRICIDAD SA                                                                           195,433
          26,584  CLEAN HARBORS INCORPORATED+<<                                                                          1,685,160
          81,115  CLECO CORPORATION<<                                                                                    2,147,114
         211,000  CLP HOLDINGS LIMITED                                                                                   1,484,055

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
         110,199  CMS ENERGY CORPORATION<<                                                                     $         1,617,721
         956,543  COLBUN SA                                                                                                229,318
          30,715  CONSOLIDATED EDISON INCORPORATED<<                                                                     1,308,152
          63,686  DOMINION RESOURCES INCORPORATED                                                                        2,481,207
          54,961  DPL INCORPORATED                                                                                       1,376,223
          16,810  DRAX GROUP PLC                                                                                            80,963
           6,000  DUSKIN COMPANY LIMITED                                                                                   101,901
         112,728  E.ON AG                                                                                                3,415,831
          29,868  EDISON INTERNATIONAL                                                                                     966,528
          19,099  EDISON SPA                                                                                                22,146
         317,872  EL PASO CORPORATION                                                                                    3,604,668
          15,400  ELECTRIC POWER DEVELOPMENT COMPANY                                                                       455,473
          14,733  ELECTRICITE DE FRANCE                                                                                    645,016
          29,800  ELECTRICITY GENERATING PCL                                                                                72,394
           5,213  EMERA INCORPORATED                                                                                       120,715
           6,772  EMPRESA ELECTRICA PEHUENCHE SA                                                                            37,711
         399,533  EMPRESA NACIONAL DE ELECTRICIDAD SA (CHILE)                                                              597,697
          12,390  ENAGAS                                                                                                   201,141
          17,900  ENBRIDGE INCORPORATED                                                                                    803,833
          23,564  ENEA SA                                                                                                  127,122
         368,118  ENEL SPA                                                                                               1,680,152
          32,347  ENERGEN CORPORATION                                                                                    1,432,002
          20,539  ENTERGY CORPORATION                                                                                    1,541,863
          27,213  ENVESTRA LIMITED                                                                                          11,475
             529  EVN AG+                                                                                                    7,112
          70,200  EXELON CORPORATION                                                                                     2,709,720
          31,484  FIRSTENERGY CORPORATION                                                                                1,108,552
           8,115  FORTIS INCORPORATED/CANADA                                                                               206,885
          22,954  FORTUM OYJ                                                                                               514,962
          13,417  GAS NATURAL SDG SA                                                                                       194,519
          75,888  GAZ DE FRANCE                                                                                          2,347,537
           4,139  GRUPO ELEKTRA SA DE CV+                                                                                  166,546
         122,194  HAWAIIAN ELECTRIC INDUSTRIES INCORPORATED<<                                                            2,683,380
          15,096  HERA SPA                                                                                                  28,189
          19,800  HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED                                                             399,510
          23,400  HOKURIKU ELECTRIC POWER COMPANY                                                                          473,436
         431,406  HONG KONG & CHINA GAS COMPANY LIMITED                                                                    945,536
         132,605  HONG KONG ELECTRIC HOLDINGS LIMITED                                                                      783,070
          35,000  HYFLUX LIMITED                                                                                            70,312
         227,347  IBERDROLA SA                                                                                           1,507,340
          63,312  IDACORP INCORPORATED                                                                                   2,092,462
          34,166  INTEGRYS ENERGY GROUP INCORPORATED<<                                                                   1,544,987
          81,849  INTERNATIONAL POWER PLC                                                                                  340,137
          59,652  ITC HOLDINGS CORPORATION                                                                               3,144,257
           3,203  JUST ENERGY INCOME FUND                                                                                   39,109
          88,700  KANSAI ELECTRIC POWER COMPANY INCORPORATED                                                             2,028,249
           1,723  KEYERA FACILITIES INCOME FUND                                                                             43,173
          35,284  KOREA ELECTRIC POWER CORPORATION                                                                         948,540
           3,903  KOREA GAS CORPORATION+                                                                                   135,514
          11,100  KURITA WATER INDUSTRIES LIMITED                                                                          287,141
          44,500  KYUSHU ELECTRIC POWER COMPANY INCORPORATED                                                               906,702
          26,900  LACLEDE GROUP INCORPORATED                                                                               890,121
          52,410  MANILA ELECTRIC COMPANY                                                                                  196,466
          83,676  MDU RESOURCES GROUP INCORPORATED                                                                       1,564,741
          63,211  MIRANT CORPORATION+                                                                                      785,081
         129,411  NATIONAL GRID PLC                                                                                        934,429
         199,612  NHPC LIMITED                                                                                             124,473
          59,249  NICOR INCORPORATED<<                                                                                   2,394,252
           3,300  NIPPON GAS COMPANY LIMITED                                                                                43,471
         131,783  NISOURCE INCORPORATED                                                                                  1,971,474
             816  NORDEX AG+                                                                                                 7,241
          83,016  NORTHEAST UTILITIES                                                                                    2,154,265
          18,233  NORTHUMBRIAN WATER GROUP PLC                                                                              72,735

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
          31,052  NORTHWEST NATURAL GAS COMPANY                                                                $         1,365,356
          46,752  NORTHWESTERN CORPORATION                                                                               1,231,448
          47,698  NSTAR<<                                                                                                1,674,677
          44,017  ONEOK INCORPORATED                                                                                     1,957,436
         208,000  OSAKA GAS COMPANY LIMITED                                                                                705,413
          16,628  PENNON GROUP PLC                                                                                         125,474
          98,388  PEPCO HOLDINGS INCORPORATED                                                                            1,586,998
       1,483,500  PERUSAHAAN GAS NEGARA PT                                                                                 595,540
          25,900  PETRONAS GAS BHD                                                                                          77,822
          40,165  PG&E CORPORATION                                                                                       1,666,848
          90,934  PIEDMONT NATURAL GAS COMPANY INCORPORATED<<                                                            2,310,633
          44,989  PINNACLE WEST CAPITAL CORPORATION                                                                      1,579,564
         102,171  PNM RESOURCES INCORPORATED                                                                             1,260,790
          31,046  POLSKA GRUPA ENERGETYCZNA SA                                                                             198,707
         100,895  PORTLAND GENERAL ELECTRIC COMPANY                                                                      1,907,924
          67,365  POWER GRID CORPORATION OF INDIA LIMITED                                                                  148,705
          38,766  PPL CORPORATION                                                                                        1,000,550
           5,300  PUBLIC POWER CORPORATION SA                                                                               82,138
          52,502  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                           1,608,136
          77,592  QUESTAR CORPORATION                                                                                    3,480,777
          20,700  RATCHABURI ELECTRICITY GENERATING HOLDING PCL ADR                                                         22,890
           6,567  RED ELECTRICA DE ESPANA                                                                                  257,636
         144,200  REPUBLIC SERVICES INCORPORATED                                                                         4,199,104
          43,913  RURAL ELECTRIFICATION CORPORATION LIMITED                                                                266,756
          23,842  RWE AG                                                                                                 1,715,974
          32,000  SAIBU GAS COMPANY LIMITED                                                                                 85,046
          52,987  SCANA CORPORATION                                                                                      1,922,898
             456  SECHILIENNE SA                                                                                            11,839
          25,109  SEMPRA ENERGY                                                                                          1,155,014
          11,297  SEVERN TRENT PLC                                                                                         194,570
           6,285  SHANKS GROUP PLC                                                                                           8,951
           2,728  SHAWCOR LIMITED CLASS A                                                                                   73,073
          22,500  SHIKOKU ELECTRIC POWER COMPANY INCORPORATED                                                              591,001
           5,500  SHIZUOKA GAS COMPANY LIMITED                                                                              33,023
           2,000  SINANEN COMPANY LIMITED                                                                                    7,951
          86,225  SNAM RETE GAS SPA                                                                                        347,209
         168,000  SOUND GLOBAL LIMITED                                                                                      93,639
          34,912  SOUTH JERSEY INDUSTRIES INCORPORATED                                                                   1,532,288
          87,038  SOUTHERN COMPANY                                                                                       2,846,143
          45,734  SOUTHERN UNION COMPANY                                                                                   995,629
          60,040  SOUTHWEST GAS CORPORATION<<                                                                            1,778,385
         127,710  SP AUSNET                                                                                                 91,386
          39,493  STERICYCLE INCORPORATED+<<                                                                             2,315,080
          15,347  SUEZ ENVIRONNEMENT SA                                                                                    264,752
         169,630  SYNNEX TECHNOLOGY INTERNATIONAL CORPORATION                                                              367,648
          78,220  TERNA SPA                                                                                                291,835
          34,000  THE CHUGOKU ELECTRIC POWER COMPANY INCORPORATED                                                          639,549
           1,600  THE OKINAWA ELECTRIC POWER COMPANY INCORPORATED                                                           82,878
          48,000  TOHO GAS COMPANY LIMITED                                                                                 237,475
          55,700  TOHOKU ELECTRIC POWER COMPANY INCORPORATED                                                             1,100,339
         142,900  TOKYO ELECTRIC POWER COMPANY INCORPORATED                                                              3,538,641
         281,000  TOKYO GAS COMPANY LIMITED                                                                              1,226,204
          10,500  TRANSALTA CORPORATION                                                                                    203,734
           3,817  TRUSTPOWER LIMITED                                                                                        18,765
         149,055  UGI CORPORATION                                                                                        3,896,298
          46,207  UNISOURCE ENERGY CORPORATION                                                                           1,426,872
          41,317  UNITED UTILITIES GROUP PLC                                                                               320,858
           8,821  VECTOR LIMITED                                                                                            12,494
         107,906  VECTREN CORPORATION                                                                                    2,487,233
          22,030  VEOLIA ENVIRONNEMENT                                                                                     563,582
           3,577  VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG                                                  115,226
          92,302  WASTE CONNECTIONS INCORPORATED+                                                                        3,249,953
          46,453  WASTE MANAGEMENT INCORPORATED                                                                          1,510,187

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
          67,313  WGL HOLDINGS INCORPORATED<<                                                                  $         2,278,545
          57,000  WILLIAMS COMPANIES INCORPORATED                                                                        1,125,750
           5,190  WOONGJIN COWAY COMPANY LIMITED+                                                                          155,433
          94,000  XINAO GAS HOLDINGS LIMITED                                                                               249,946
                                                                                                                       159,392,150
                                                                                                               -------------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.25%
          60,000  AAC ACOUSTIC TECHNOLOGIES HOLDINGS INCORPORATED                                                           85,922
          80,739  AARON'S  INCORPORATED                                                                                  1,613,165
         345,172  ACER INCORPORATED                                                                                        863,776
          49,216  ACUITY BRANDS INCORPORATED<<                                                                           2,024,254
          18,500  ADVANTEST CORPORATION                                                                                    411,962
           4,393  AIXTRON AG                                                                                               118,473
           3,700  ALPINE ELECTRONICS INCORPORATED                                                                           44,859
          16,500  ALPS ELECTRIC COMPANY LIMITED+                                                                           145,155
         135,416  ALTERA CORPORATION                                                                                     3,191,755
          51,090  AMETEK INCORPORATED                                                                                    2,074,254
         151,732  AMKOR TECHNOLOGY INCORPORATED+<<                                                                       1,033,295
          78,413  AMPHENOL CORPORATION CLASS A                                                                           3,324,711
           9,000  ANRITSU CORPORATION                                                                                       33,883
          23,206  ARCELIK AS+                                                                                               98,709
          88,071  ARM HOLDINGS PLC                                                                                         312,564
          53,485  ARROW ELECTRONICS INCORPORATED+                                                                        1,459,071
          14,239  ASIA OPTICAL COMPANY INCORPORATED                                                                         21,011
         395,800  ASIAN INSULATORS PCL                                                                                      39,878
           1,848  ASM INTERNATIONAL NV                                                                                      37,174
          17,500  ASM PACIFIC TECHNOLOGY                                                                                   137,658
         555,202  ASUSTEK COMPUTER INCORPORATED(a)(i)                                                                      802,262
          80,955  ATHEROS COMMUNICATIONS INCORPORATED+                                                                   2,752,470
         530,263  ATMEL CORPORATION+                                                                                     2,706,993
       1,011,319  AU OPTRONICS CORPORATION                                                                                 977,109
          71,894  AVNET INCORPORATED+                                                                                    2,064,796
          21,800  AVX CORPORATION                                                                                          304,546
           1,400  AXELL CORPORATION                                                                                         43,591
          46,867  BALDOR ELECTRIC COMPANY                                                                                1,683,931
          87,441  BENCHMARK ELECTRONICS INCORPORATED+                                                                    1,615,910
           2,301  BHARAT ELECTRONICS LIMITED+                                                                               84,269
          19,422  BHARAT HEAVY ELECTRICAL LIMITED                                                                          967,248
          61,800  BROADCOM CORPORATION CLASS A                                                                           2,133,336
          24,100  BROTHER INDUSTRIES LIMITED                                                                               263,944
          64,000  BYD ELECTRONIC INTERNATIONAL COMPANY LIMITED                                                              39,275
          26,218  CABOT MICROELECTRONICS CORPORATION+                                                                      962,201
         243,600  CALCOMP ELECTRONICS PCL THB                                                                               21,999
           2,400  CANON ELECTRONICS INCORPORATED                                                                            57,662
         121,206  CANON INCORPORATED                                                                                     4,954,263
               7  CANON INCORPORATED ADR                                                                                       286
           6,400  CANON MARKETING JAPAN INCORPORATED                                                                        93,453
           5,100  CAPCOM COMPANY LIMITED                                                                                    88,063
          11,138  CELESTICA INCORPORATED+                                                                                  103,799
          29,287  CERADYNE INCORPORATED+                                                                                   631,135
          27,172  CHENG UEI PRECISION INDUSTRY COMPANY LIMITED                                                              42,053
           1,900  CHIYODA INTEGRE COMPANY LIMITED                                                                           24,889
          13,757  CHLORIDE GROUP                                                                                            55,262
       1,543,000  CHUNGHWA PICTURE TUBES LIMITED+                                                                           99,097
         215,000  CMC MAGNETICS CORPORATION+                                                                                53,847
          40,025  COMPAL COMMUNICATIONS INCORPORATED                                                                        32,863
          32,610  COMTECH TELECOMMUNICATIONS CORPORATION+                                                                  939,494
           2,000  CORONA CORPORATION                                                                                        20,014
          44,115  CREE INCORPORATED+<<                                                                                   2,927,913
           9,097  CSR PLC+                                                                                                  51,810
          34,708  CYMER INCORPORATED+                                                                                    1,050,611
          23,000  DAINIPPON SCREEN MANUFACTURING COMPANY LIMITED                                                           107,223

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
           6,000  DAISHINKU CORPORATION                                                                        $            27,580
           3,252  DAYLIGHT ENERGY LIMITED                                                                                   30,746
          22,600  DELTA ELECTRONICS (THAILAND) PCL+                                                                         14,162
          88,000  DIGITAL CHINA HOLDINGS LIMITED                                                                           135,059
          20,557  DIONEX CORPORATION+                                                                                    1,618,864
          25,195  DOLBY LABORATORIES INCORPORATED CLASS A+                                                               1,663,122
           9,700  EDION CORPORATION                                                                                         82,896
           9,632  EDP RENOVAVEIS SA+                                                                                        54,898
           1,900  EIZO NANAO CORPORATION                                                                                    40,822
          44,000  ELAN MICROELECTRONICS CORPORATION                                                                         61,002
          44,350  ELECTROCOMPONENTS PLC                                                                                    136,519
          14,855  ELECTROLUX AB CLASS B                                                                                    328,534
          43,672  ELITEGROUP COMPUTER SYSTEMS                                                                               14,883
          33,584  ENERGIZER HOLDINGS INCORPORATED+                                                                       1,887,085
          83,210  EPISTAR CORPORATION                                                                                      248,305
          41,210  EVERLIGHT ELECTRONICS COMPANY LIMITED                                                                    112,290
           1,640  EVERTZ TECHNOLOGIES LIMITED                                                                               19,635
             552  EVS BROADCAST EQUIPMENT SA                                                                                25,047
          19,500  FANUC LIMITED                                                                                          2,047,349
          22,410  FARADAY TECHNOLOGY CORPORATION                                                                            36,395
           6,451  FIRST SOLAR INCORPORATED+<<                                                                              724,834
         381,900  FLEXTRONICS INTERNATIONAL LIMITED+                                                                     2,505,264
           2,400  FOSTER ELECTRIC COMPANY LIMITED                                                                           62,562
         173,000  FOXCONN INTERNATIONAL HOLDINGS LIMITED+                                                                  126,962
          48,000  FUJIKURA LIMITED                                                                                         232,399
           2,100  FUNAI ELECTRIC COMPANY LIMITED                                                                            81,778
          78,000  FURUKAWA ELECTRIC COMPANY LIMITED                                                                        332,218
           3,800  FUTABA CORPORATION CHIBA                                                                                  64,967
           7,822  GAMESA CORPORATION TECNOLOGICA SA                                                                         74,557
          61,548  GENTEX CORPORATION                                                                                     1,211,265
           4,386  GLOBAL UNICHIP CORPORATION                                                                                16,572
          10,963  GN STORE NORD+                                                                                            83,888
         159,332  GRAFTECH INTERNATIONAL LIMITED+                                                                        2,646,505
          56,928  GREATEK ELECTRONIC INCORPORATED                                                                           56,889
          41,000  GS YUASA CORPORATION                                                                                     275,788
          10,200  HAMAMATSU PHOTONICS                                                                                      272,990
         194,800  HANA MICROELECTRONICS PCL                                                                                143,609
         523,962  HANNSTAR DISPLAY CORPORATION+                                                                             98,238
          81,743  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED+                                                          2,640,299
         121,600  HARMONIC INCORPORATED+                                                                                   704,064
           1,100  HI-LEX CORPORATION                                                                                        12,237
           3,400  HIROSE ELECTRIC COMPANY LIMITED                                                                          322,048
          28,000  HITACHI CABLE LIMITED                                                                                     75,567
         483,000  HITACHI LIMITED                                                                                        1,951,173
         879,335  HON HAI PRECISION INDUSTRY COMPANY LIMITED                                                             3,475,776
           4,000  HORIBA LIMITED                                                                                           109,554
           6,500  HOSIDEN CORPORATION                                                                                       71,799
          42,700  HOYA CORPORATION                                                                                       1,014,299
             300  HUBER & SUHNER AG+                                                                                        11,856
               1  HUSQVARNA AB A SHARES                                                                                          6
          16,200  IBIDEN COMPANY LIMITED                                                                                   487,434
             600  ICOM INCORPORATED                                                                                         15,675
           1,100  IDEC CORPORATION                                                                                           9,205
         919,724  INNOLUX DISPLAY CORPORATION                                                                            1,032,689
         214,888  INOTERA MEMORIES INCORPORATED                                                                            126,369
         217,296  INTEGRATED DEVICE TECHNOLOGY INCORPORATED+<<                                                           1,269,009
          51,213  INTERDIGITAL INCORPORATED+<<                                                                           1,336,659
          53,318  INTERSIL CORPORATION CLASS A                                                                             709,663
          10,914  INVENTEC APPLIANCES CORPORATION                                                                            8,225
          89,000  JABIL CIRCUIT INCORPORATED                                                                             1,218,410
         299,214  JDS UNIPHASE CORPORATION+<<                                                                            3,440,961
           3,000  JEOL LIMITED                                                                                              10,473
           7,000  JUKI CORPORATION                                                                                          12,166

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
             154  KABA HOLDING                                                                                 $            39,718
           3,800  KAGA ELECTRONICS COMPANY LIMITED                                                                          36,777
           4,100  KEYENCE CORPORATION                                                                                      902,126
          27,582  KINSUS INTERCONNECT TECHNOLOGY CORPORATION                                                                63,181
           3,700  KOA CORPORATION                                                                                           34,931
          56,205  KONINKLIJKE PHILIPS ELECTRONICS NV                                                                     1,666,391
           3,147  KONTRON AG                                                                                                27,919
          40,370  KSK ENERGY VENTURES LIMITED+                                                                             153,700
           2,324  KUDELSKI SA                                                                                               57,487
          20,330  KYOCERA CORPORATION                                                                                    1,768,317
           7,493  LAIRD GROUP PLC                                                                                           12,904
           6,484  LEGRAND SA                                                                                               188,904
           9,408  LG ELECTRONICS INCORPORATED                                                                              797,499
             520  LG INNOTEK COMPANY LIMITED                                                                                70,738
          47,842  LINCOLN ELECTRIC HOLDINGS INCORPORATED<<                                                               2,669,584
          23,500  LITTELFUSE INCORPORATED+<<                                                                               849,525
           8,712  LOGITECH INTERNATIONAL SA+                                                                               123,160
           3,836  LS CABLE LIMITED+                                                                                        251,705
           3,641  LS INDUSTRIAL SYSTEMS COMPANY LIMITED+                                                                   193,653
         288,390  LSI LOGIC CORPORATION+                                                                                 1,537,119
         509,192  MACRONIX INTERNATIONAL                                                                                   327,775
          70,599  MARVELL TECHNOLOGY GROUP LIMITED+                                                                      1,339,969
         220,410  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED                                                         2,809,303
         143,700  MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                 2,552,112
         134,099  MEDIATEK INCORPORATED                                                                                  2,147,866
             900  MEGACHIPS CORPORATION                                                                                     12,525
          99,428  MEMC ELECTRONIC MATERIALS INCORPORATED+<<                                                              1,128,508
         112,218  MICRO-STAR INTERNATIONAL COMPANY LIMITED                                                                  59,336
          86,000  MICROCHIP TECHNOLOGY INCORPORATED<<                                                                    2,395,100
             600  MICRONICS JAPAN COMPANY LIMITED                                                                            8,224
          50,000  MINEBEA COMPANY LIMITED                                                                                  281,316
           8,700  MITSUMI ELECTRIC COMPANY LIMITED                                                                         155,507
          28,238  MOLEX INCORPORATED<<                                                                                     598,081
          30,808  MOLEX INCORPORATED CLASS A                                                                               541,913
          47,524  MOOG INCORPORATED CLASS A+                                                                             1,568,767
         221,300  MOTOROLA INCORPORATED+                                                                                 1,515,905
          21,300  MURATA MANUFACTURING COMPANY LIMITED                                                                   1,034,927
          25,434  NAN YA PRINTED CIRCUIT BOARD CORPORATION                                                                 106,827
         332,833  NANYA TECHNOLOGY CORPORATION                                                                             268,189
         259,549  NEC ELECTRONICS CORPORATION+                                                                             730,740
         163,500  NEO NEON HOLDINGS LIMITED                                                                                 86,716
          60,300  NETLOGIC MICROSYSTEMS INCORPORATED+<<                                                                  1,734,831
           1,104  NEXANS SA                                                                                                 68,080
          29,000  NGK INSULATORS LIMITED                                                                                   521,696
           4,405  NICE SYSTEMS LIMITED+                                                                                    131,331
           9,200  NICHICON CORPORATION                                                                                     103,725
           9,800  NIDEC COPAL ELECTRONICS CORPORATION                                                                       95,262
           3,000  NIDEC SANKYO CORPORATION                                                                                  23,748
           3,200  NIHON DEMPA KOGYO COMPANY LIMITED                                                                         60,894
          12,100  NINTENDO COMPANY LIMITED                                                                               3,518,193
           4,700  NIPPON SIGNAL COMPANY LIMITED                                                                             35,318
           8,000  NISSIN ELECTRIC COMPANY LIMITED                                                                           38,426
           1,300  NITTO KOGYO CORPORATION                                                                                   12,609
           1,131  NKT HOLDING AS                                                                                            51,482
           1,317  NORDDEUTSCHE AFFINERIE AG                                                                                 60,361
           6,700  NORITZ CORPORATION                                                                                       114,293
         113,950  NTPC LIMITED                                                                                             492,156
             148  NTT DATA CORPORATION                                                                                     542,338
           3,572  OCE NV                                                                                                    33,292
          65,591  OMNIVISION TECHNOLOGIES INCORPORATED+<<                                                                1,265,250
          24,604  OMRON CORPORATION                                                                                        508,891
           4,500  ONEX CORPORATION                                                                                         111,944
           2,730  OPTEX COMPANY LIMITED                                                                                     28,429

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
          56,885  PAN-INTERNATIONAL INDUSTRIAL                                                                 $            76,941
          27,300  PIONEER CORPORATION                                                                                       99,436
          45,907  PLEXUS CORPORATION+                                                                                    1,563,133
          41,166  POLYCOM INCORPORATED+<<                                                                                1,236,215
          96,286  POWERTECH TECHNOLOGY INCORPORATED                                                                        284,306
          18,366  PREMIER FARNELL PLC                                                                                       57,831
           8,268  PV CRYSTALOX SOLAR PLC                                                                                     6,039
          53,100  QLOGIC CORPORATION+<<                                                                                    962,172
         231,397  QUALCOMM INCORPORATED                                                                                  8,228,477
         426,766  QUANTA COMPUTER INCORPORATED                                                                             765,922
          43,453  REGAL-BELOIT CORPORATION                                                                               2,619,781
          57,633  RELIANCE POWER LIMITED+                                                                                  192,990
          27,340  RESEARCH IN MOTION LIMITED+                                                                            1,657,182
         625,000  REXCAPITAL FINANCIAL HOLDINGS LIMITED                                                                     63,655
           2,527  REXEL SA                                                                                                  34,381
         314,449  RF MICRO DEVICES INCORPORATED+<<                                                                       1,509,355
          14,444  RICHTEK TECHNOLOGY CORPORATION                                                                           133,088
          74,728  ROCKWELL COLLINS INCORPORATED                                                                          4,359,632
          10,800  ROHM COMPANY LIMITED                                                                                     684,317
             800  ROLAND CORPORATION                                                                                         8,580
           4,110  ROTORK PLC                                                                                                80,988
           4,200  RYOSAN COMPANY LIMITED                                                                                   102,662
           7,560  SAMSUNG ELECTRO-MECHANICS COMPANY LIMITED+                                                               875,990
          15,614  SAMSUNG ELECTRONICS COMPANY LIMITED                                                                   10,105,224
           4,321  SAMSUNG SDI COMPANY LIMITED+                                                                             566,737
           5,696  SAMSUNG TECHWIN COMPANY LIMITED+                                                                         469,034
           7,000  SANKEN ELECTRIC COMPANY LIMITED                                                                           27,115
             900  SANSHIN ELECTRONICS COMPANY LIMITED                                                                        7,586
           6,000  SANYO DENKI COMPANY LIMITED                                                                               28,870
           1,103  SEB SA                                                                                                    73,298
          21,600  SECOM COMPANY LIMITED                                                                                    929,053
         103,000  SHARP CORPORATION                                                                                      1,122,145
           9,000  SHINDENGEN ELECTRIC MANUFACTURING COMPANY LIMITED                                                         29,453
           2,200  SHINKAWA LIMITED                                                                                          32,959
           6,300  SHINKO ELECTRIC INDUSTRIES                                                                                90,392
          10,000  SHOWA ELECTRIC WIRE                                                                                        9,446
          53,988  SILICON LABORATORIES INCORPORATED+                                                                     2,452,675
         360,471  SILICONWARE PRECISION INDUSTRIES COMPANY                                                                 385,090
          34,000  SILITECH TECHNOLOGY CORPORATION                                                                           96,136
          20,401  SMITHS GROUP PLC                                                                                         302,856
          11,000  SMK CORPORATION                                                                                           49,391
           3,034  SOITEC+                                                                                                   28,044
          81,449  SOLERA HOLDINGS INCORPORATED                                                                           2,824,651
         105,694  SONY CORPORATION                                                                                       3,256,754
           5,597  SPECTRIS PLC                                                                                              66,071
          17,400  STANLEY ELECTRIC COMPANY LIMITED                                                                         320,493
           2,000  STAR MICRONICS COMPANY LIMITED                                                                            19,944
          44,885  STERLITE INDUSTRIES INDIA LIMITED                                                                        644,122
          39,442  STMICROELECTRONICS NV                                                                                    309,768
          14,300  SUMCO CORPORATION                                                                                        257,118
           3,100  SUMIDA ELECTRIC                                                                                           76,989
          74,200  SUMITOMO ELECTRIC INDUSTRIES LIMITED                                                                     875,587
          22,711  SUNPOWER CORPORATION+<<                                                                                  300,467
          17,451  SUNPOWER CORPORATION CLASS B+                                                                            202,257
          39,412  SYNAPTICS INCORPORATED+<<                                                                              1,179,207
          11,000  TAIYO YUDEN COMPANY LIMITED                                                                              143,134
          16,000  TAMURA CORPORATION                                                                                        43,896
          22,659  TATA POWER COMPANY LIMITED                                                                               616,856
         937,000  TATUNG COMPANY LIMITED+                                                                                  170,608
         198,000  TECO ELECTRIC & MACHINERY COMPANY LIMITED                                                                 80,464
           2,000  TEIKOKY TSUSHIN KOGYO COMPANY                                                                              4,453
          87,205  TEKELEC+                                                                                               1,250,084
          46,774  TELEFLEX INCORPORATED                                                                                  2,623,086

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         158,764  TELLABS INCORPORATED                                                                         $         1,428,876
         206,050  TENAGA NASIONAL BHD                                                                                      514,043
          57,636  TESSERA TECHNOLOGIES INCORPORATED+                                                                     1,001,714
          25,798  THOMAS & BETTS CORPORATION+                                                                              989,095
          42,717  THOMSON                                                                                                   29,142
          10,000  TOA CORPORATION                                                                                           14,380
          14,000  TOKO INCORPORATED                                                                                         20,123
          19,800  TOKYO ELECTRON LIMITED                                                                                 1,157,483
          29,000  TOKYO ROPE MANUFACTURING                                                                                  65,843
           4,700  TOMTOM NV+                                                                                                29,824
          26,581  TORRENT POWER LIMITED                                                                                    181,771
         454,000  TOSHIBA CORPORATION                                                                                    2,328,478
          19,000  TOSHIBA TEC CORPORATION                                                                                   67,540
           1,300  TOYO TANSO COMPANY LIMITED                                                                                58,451
         392,199  TRANSCEND INFORMATION INCORPORATED                                                                       296,806
          48,407  TRIPOD TECHNOLOGY CORPORATION                                                                            176,239
           4,000  TRULY INTERNATIONAL                                                                                        5,184
          49,972  TYCO ELECTRONICS LIMITED                                                                               1,440,193
           3,231  ULTRA ELECTRONICS HOLDINGS                                                                                72,912
           3,800  ULVAC INCORPORATED                                                                                        80,748
       1,710,301  UNITED MICROELECTRONICS CORPORATION                                                                      765,572
          25,000  VENTURE CORPORATION LIMITED+                                                                             149,691
          11,591  VESTAS WIND SYSTEMS AS+                                                                                  549,780
          44,971  VIA TECHNOLOGIES INCORPORATED+                                                                            32,757
         230,965  VISHAY INTERTECHNOLOGY INCORPORATED+<<                                                                 2,090,233
              35  WACOM COMPANY LIMITED                                                                                     51,414
         336,000  WALSIN LIHWA CORPORATION                                                                                 120,193
          28,000  WASION GROUP HOLDINGS LIMITED+                                                                            18,272
          16,000  WBL CORPORATION LIMITED                                                                                   54,065
         514,000  WELLING HOLDING LIMITED+                                                                                  19,021
         143,744  WESTAR ENERGY INCORPORATED                                                                             3,162,368
         630,000  WINDBOND ELECTRONICS CORPORATION+                                                                        158,744
         205,000  WINTEK CORPORATION                                                                                       141,525
          40,000  YA HSIN INDUSTRIAL COMPANY LIMITED+(a)(i)                                                                      0
         232,000  YAGEO CORPORATION                                                                                        100,278
          33,000  YASKAWA ELECTRIC CORPORATION                                                                             257,096
          23,500  YOKOGAWA ELECTRIC CORPORATION                                                                            163,065
           3,200  YOKOWO COMPANY LIMITED                                                                                    20,000
          11,883  YOUNG FAST OPTOELECTRONICS COMPANY LIMITED                                                                83,449
          65,700  ZORAN CORPORATION+                                                                                       634,662
                                                                                                                       200,364,349
                                                                                                               -------------------
ENERGY - EXPLORATION & PRODUCTION: 1.13%
         223,000  ABOITIZ POWER CORPORATION                                                                                 77,826
          70,726  ADANI POWER LIMITED+                                                                                     181,056
          44,631  AGL ENERGY LIMITED                                                                                       509,035
          49,317  ALLIANT ENERGY CORPORATION<<                                                                           1,585,048
         123,058  ATMOS ENERGY CORPORATION                                                                               3,337,333
             678  BKW FMB ENERGIE AG                                                                                        42,230
           2,800  BROOKFIELD RENEWABLE POWER FUND                                                                           51,190
          75,694  CAIRN ENERGY PLC+                                                                                        437,544
          39,619  CENOVUS ENERGY INCORPORATED                                                                            1,066,521
         172,810  CENTERPOINT ENERGY INCORPORATED                                                                        2,353,672
         323,000  CHINA LONGYUAN POWER GROUP+                                                                              308,628
          84,600  CONSTELLATION ENERGY GROUP INCORPORATED                                                                2,993,148
          27,727  CONTACT ENERGY LIMITED+                                                                                  110,273
           8,154  CPFL ENERGIA SA                                                                                          163,058
          73,874  DTE ENERGY COMPANY                                                                                     3,362,006
         139,582  DUKE ENERGY CORPORATION<<                                                                              2,227,729
         158,499  DYNEGY INCORPORATED+                                                                                     828,950
             525  EDF ENERGIES NOUVELLES SA                                                                                 18,855
           3,909  ENDESA SA                                                                                                 89,167

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
ENERGY - EXPLORATION & PRODUCTION (continued)
         114,951  ENERGIAS DE PORTUGAL SA                                                                      $           354,481
       1,623,229  ENERSIS SA (CHILE)                                                                                       618,957
          31,600  GLOW ENERGY PCL                                                                                           33,973
          60,858  GREAT PLAINS ENERGY INCORPORATED                                                                       1,068,058
           3,343  HONG KONG ENERGY HOLDINGS LIMITED+                                                                           270
          61,276  IBERDROLA RENOVABLES                                                                                     187,011
         106,000  INDIKA ENERGY TBK PT                                                                                      30,845
           6,000  ITOCHU ENEX COMPANY LIMITED                                                                               31,872
              12  JAPAN WIND DEVELOPMENT COMPANY LIMITED                                                                    25,437
           8,953  LINC ENERGY LIMITED+                                                                                       8,681
          38,713  NEXTERA ENERGY INCORPORATED                                                                            1,932,940
         120,701  NRG ENERGY INCORPORATED+<<                                                                             2,818,368
         105,209  NV ENERGY INCORPORTED                                                                                  1,240,414
          42,934  OGE ENERGY CORPORATION                                                                                 1,564,515
          70,555  PALADIN ENERGY LIMITED+                                                                                  228,351
         938,750  PNOC ENERGY DEVELOPMENT CORPORATION+                                                                      99,749
          28,929  PROGRESS ENERGY INCORPORATED                                                                           1,116,370
          17,204  RELIANCE ENERGY LIMITED                                                                                  388,473
          22,630  RENEWABLE ENERGY CORPORATION AS+                                                                          54,402
               7  ROMANDE ENERGIE HOLDING SA                                                                                10,294
         153,334  RRI ENERGY INCORPORATED+                                                                                 677,736
          48,410  SCOTTISH & SOUTHERN ENERGY PLC                                                                           732,238
          69,940  SPECTRA ENERGY CORPORATION                                                                             1,399,499
          88,926  TECO ENERGY INCORPORATED<<                                                                             1,382,799
           1,000  TOKYO ENERGY & SYSTEMS INCORPORATED                                                                        6,347
           2,200  TOMRA SYSTEMS ASA                                                                                          8,933
           2,000  TOSHIBA PLANT SYSTEMS & SERVICES CORPORATION                                                              24,364
          16,929  TRACTEBEL ENERGIA SA                                                                                     189,795
          55,047  WISCONSIN ENERGY CORPORATION                                                                           2,697,303
         212,038  XCEL ENERGY INCORPORATED                                                                               4,344,659
         258,603  YTL POWER INTERNATIONAL BHD                                                                              171,935
                                                                                                                        43,192,338
                                                                                                               -------------------
ENGINEERING CONSTRUCTION: 0.01%
           7,775  AKER KVAERNER ASA                                                                                        109,509
          47,000  CTCI CORPORATION                                                                                          47,634
           7,000  NIPPON KOEI COMPANY LIMITED                                                                               20,294
          10,000  PEACE MARK HOLDINGS LIMITED+(a)(i)                                                                             0
                                                                                                                           177,437
                                                                                                               -------------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.18%
         132,478  ABB LIMITED                                                                                            2,253,174
              32  ACCESS COMPANY LIMITED                                                                                    43,392
           8,290  ACERGY SA                                                                                                124,506
          46,918  AECOM TECHNOLOGY CORPORATION+                                                                          1,190,779
          60,398  AMYLIN PHARMACEUTICALS INCORPORATED+                                                                     997,775
           9,255  AUSENCO LIMITED                                                                                           18,056
           3,574  CARDNO LIMITED                                                                                            11,584
          64,204  CELGENE CORPORATION+                                                                                   3,387,403
          34,889  CEPHALON INCORPORATED+<<                                                                               2,053,567
          16,000  CHIYODA CORPORATION                                                                                      124,900
           3,900  CHUDENKO CORPORATION                                                                                      44,604
          12,300  COMSYS HOLDINGS CORPORATION                                                                              102,860
          26,142  CORE LABORATORIES NV<<                                                                                 3,554,789
          27,185  DOWNER EDI LIMITED                                                                                       144,018
          26,460  FLUOR CORPORATION                                                                                      1,241,503
           8,906  GEA GROUP AG                                                                                             177,589
          55,864  GEN-PROBE INCORPORATED+                                                                                2,455,781
           9,321  GROUPE AEROPLAN INCORPORATED                                                                              83,963
          26,435  HCL TECHNOLOGIES LIMITED                                                                                 213,526

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (continued)
          45,862  HEWITT ASSOCIATES INCORPORATED+                                                              $         1,708,360
           2,000  HIBIYA ENGINEERING LIMITED                                                                                17,018
          22,052  IHS INCORPORATED+                                                                                      1,141,412
           3,635  IMTECH NV                                                                                                 95,515
         127,816  INCYTE CORPORATION+<<                                                                                  1,647,548
           9,000  INTEGRATED DISTRIBUTION SERVICES GROUP LIMITED                                                            14,929
         107,645  ISIS PHARMACEUTICALS INCORPORATED+<<                                                                     990,334
          57,632  JACOBS ENGINEERING GROUP INCORPORATED+                                                                 2,406,712
         205,052  JAIPRAKASH ASSOCIATES LIMITED+                                                                           556,208
          29,000  JGC CORPORATION                                                                                          452,775
          15,000  KANDENKO COMPANY LIMITED                                                                                  89,309
          12,000  KINDEN CORPORATION                                                                                       101,967
           2,000  KYUDENKO CORPORATION                                                                                      10,542
           8,847  LINDE AG                                                                                                 906,992
           8,385  MONADELPHOUS GROUP LIMITED                                                                                91,489
          87,110  MOODY'S CORPORATION                                                                                    1,785,755
          45,877  MYRIAD GENETICS INCORPORATED+<<                                                                          837,255
          64,000  NAVIGANT CONSULTING INCORPORATED+<<                                                                      775,680
           1,000  NEC NETWORKS & SYSTEM INTEGRATION CORPORATION                                                             12,189
           1,000  OYO CORPORATION                                                                                            7,881
          51,589  PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED                                                        1,384,649
         244,400  POWER LINE ENGINEERING PCL+                                                                                8,859
             835  POYRY OYJ                                                                                                  9,918
          22,537  PUNJ LLOYD LIMITED                                                                                        66,174
          31,275  QINETIQ PLC                                                                                               58,151
          20,321  QUEST DIAGNOSTICS INCORPORATED                                                                         1,071,933
          72,867  REGENERON PHARMACEUTICAL INCORPORATED+                                                                 2,081,810
          66,063  RESOURCES GLOBAL PROFESSIONALS+                                                                        1,066,257
         185,415  SAIC INCORPORATED+                                                                                     3,187,284
           3,020  SAMSUNG ENGINEERING COMPANY LIMITED+                                                                     258,473
           2,000  SANKI ENGINEERING COMPANY LIMITED                                                                         14,832
         109,000  SEMBCORP INDUSTRIES LIMITED                                                                              311,532
           4,000  SHINKO PLANTECH COMPANY LIMITED                                                                           33,619
           1,100  SHO-BOND HOLDINGS COMPANY LIMITED                                                                         21,877
          16,000  SIA ENGINEERING COMPANY                                                                                   42,097
         147,000  SINGAPORE TECHNOLOGIES ENGINEERING LIMITED                                                               326,380
           7,900  SNC-LAVALIN GROUP INCORPORATED                                                                           347,708
         391,200  SOLARTRON PCL                                                                                             33,166
           1,835  STANTEC INCORPORATED+                                                                                     45,265
           2,800  TAIKISHA                                                                                                  38,274
          10,000  TAKASAGO THERMAL ENGINEERING COMPANY                                                                      85,284
          69,472  TETRA TECH INCORPORATED+                                                                               1,574,583
         243,114  THE LINK REIT                                                                                            579,062
          20,000  TOYO ENGINEERING CORPORATION                                                                              58,551
          28,837  TRANSFIELD SERVICES LIMITED                                                                               90,772
          51,077  VOLTAS LIMITED                                                                                           188,042
                                                                                                                        44,858,191
                                                                                                               -------------------
ENVIRONMENTAL CONTROL: 0.00%
          28,200  CHINA METAL RECYCLING HOLDINGS LIMITED                                                                    25,154
                                                                                                               -------------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.69%
          14,687  ALLIANT TECHSYSTEMS INCORPORATED+                                                                      1,010,319
         120,395  AMCOR LIMITED                                                                                            625,520
          73,960  APTARGROUP INCORPORATED                                                                                2,948,046
          17,200  ASSA ABLOY AB CLASS B                                                                                    343,628
         203,248  BLUESCOPE STEEL LIMITED                                                                                  392,543
             424  CCL INDUSTRIES INCORPORATED                                                                               11,196
         149,783  COMMERCIAL METALS COMPANY<<                                                                            2,332,121
          68,138  CRANE COMPANY                                                                                          2,216,529
          77,481  CROWN HOLDINGS INCORPORATED+                                                                           1,821,578

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT (continued)
          67,600  FORTUNE BRANDS INCORPORATED                                                                  $         3,207,620
           1,500  FP CORPORATION                                                                                            72,647
           2,400  FUJI SEAL INTERNATIONAL INCORPORATED                                                                      49,840
           4,400  HUHTAMAKI OYJ                                                                                             44,713
          84,355  JINDAL STEEL & POWER LIMITED                                                                           1,179,659
          21,488  MARTIN MARIETTA MATERIALS INCORPORATED<<                                                               2,003,326
         203,012  MUELLER WATER PRODUCTS INCORPORATED                                                                      879,042
          54,000  NSK LIMITED                                                                                              387,664
          49,383  QUANEX BUILDING PRODUCTS CORPORATION                                                                     984,203
           4,052  RAUTARUUKKI OYJ                                                                                           64,029
           3,149  RUSSEL METALS INCORPORATED                                                                                56,044
          40,801  SHAW GROUP INCORPORATED+                                                                               1,391,722
          18,900  SKF AB CLASS B                                                                                           327,984
          67,507  SNAP-ON INCORPORATED<<                                                                                 2,983,809
           9,251  SSAB SVENSKT STAL AB CLASS A                                                                             135,947
           4,150  SSAB SVENSKT STAL AB CLASS B+                                                                             53,747
          54,500  TYCOONS WORLDWIDE GROUPS THAILAND PCL+                                                                     8,370
           9,312  VALMONT INDUSTRIES INCORPORATED                                                                          737,697
           5,693  VOESTALPINE AG                                                                                           157,541
                                                                                                                        26,427,084
                                                                                                               -------------------
FINANCIAL SERVICES: 1.35%
          71,774  ABSA GROUP LIMITED                                                                                     1,222,476
           7,030  ACOM COMPANY LIMITED                                                                                      93,365
          72,100  AFFIN HOLDINGS BHD                                                                                        63,116
           2,600  AIFUL CORPORATION                                                                                          3,368
         213,600  AMMB HOLDINGS BHD                                                                                        310,344
         114,876  ASTORIA FINANCIAL CORPORATION<<                                                                        1,709,355
         646,472  BARCLAYS PLC                                                                                           2,819,995
             260  BB BIOTECH AG                                                                                             13,652
         441,500  BOC HONG KONG HOLDINGS LIMITED                                                                           983,941
           9,862  BOK FINANCIAL CORPORATION<<                                                                              498,524
           7,122  BRADFORD & BINGLEY PLC+(a)(i)                                                                                  0
          58,773  BROADRIDGE FINANCIAL SOLUTIONS INCORPORATED                                                            1,123,740
         569,000  BUMIPUTRA COMMERCE HOLDINGS BHD+                                                                       1,171,413
           1,964  CANACCORD FINANCIAL INCORPORATED                                                                          15,975
           8,248  CAP GEMINI SA                                                                                            373,785
          34,198  CAPITA GROUP PLC                                                                                         383,277
       1,002,000  CATHAY FINANCIAL HOLDING COMPANY LIMITED                                                               1,464,319
          74,000  CHINA EVERBRIGHT LIMITED                                                                                 161,684
         994,582  CHINA TRUST FINANCIAL HOLDING COMPANY LIMITED                                                            506,166
          94,971  CIT GROUP INCORPORATED+                                                                                3,493,983
          18,339  CITY NATIONAL CORPORATION                                                                              1,057,794
          27,998  COMPAGNIE FINANCIERE RICHEMONT SA                                                                        909,666
           3,875  DOMINION RESOURCES BLACK WARRIOR                                                                           8,932
           2,023  DUNDEEWEALTH INCORPORATED                                                                                 26,854
          28,449  EGYPTIAN FINANCIAL GROUP-HERMES HOLDING                                                                  143,941
          16,500  EON CAPITAL BHD                                                                                           34,369
          55,297  EURONET WORLDWIDE INCORPORATED+                                                                          727,156
          86,000  FUKUOKA FINANCIAL GROUP INCORPORATED                                                                     355,505
         272,426  FULTON FINANCIAL CORPORATION                                                                           2,710,639
         249,858  GLG PARTNERS INCORPORATED+<<                                                                           1,064,395
          38,538  GLOBAL PAYMENTS INCORPORATED                                                                           1,625,918
           3,500  GMP CAPITAL INCORPORATED                                                                                  35,086
           9,000  GUOCO GROUP LIMITED                                                                                       92,015
           4,600  HITACHI CAPITAL CORPORATION                                                                               65,130
         128,000  HOKUHOKU FINANCIAL GROUP INCORPORATED                                                                    230,449
           1,479  HOME CAPITAL GROUP INCORPORATED                                                                           61,850
          68,900  HONG LOENG FINANCIAL GROUP BHD                                                                           165,860
          37,136  HOUSING DEVELOPMENT FINANCE CORPORATION                                                                2,223,939
          23,070  INDIABULLS FINANCIAL SERVICES LIMITED                                                                     68,254

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
FINANCIAL SERVICES (continued)
         222,846  ING GROEP NV                                                                                 $         1,740,379
          15,400  INTERACTIVE DATA CORPORATION                                                                             501,270
           5,000  JACCS COMPANY LIMITED                                                                                      9,507
         238,243  JANUS CAPITAL GROUP INCORPORATED                                                                       2,539,670
          50,409  KB FINANCIAL GROUP INCORPORATED                                                                        2,039,938
           1,795  KOMERCNI BANKA                                                                                           305,569
          11,318  LIC HOUSING FINANCE LIMITED                                                                              232,426
          28,268  MARFIN INVESTMENT GROUP SA                                                                                36,989
          70,581  MB FINANCIAL INCORPORATED                                                                              1,542,195
       1,497,900  MIZUHO FINANCIAL GROUP INCORPORATED                                                                    2,696,321
          16,492  PARAGON GROUP OF COS PLC                                                                                  32,273
           4,092  PERPETUAL TRUSTEES AUSTRALIA LIMITED                                                                     105,775
          74,223  PROVIDENT FINANCIAL SERVICES INCORPORATED                                                                917,396
          46,277  REDECARD SA                                                                                              686,662
          58,159  SHINHAN FINANCIAL GROUP COMPANY LIMITED                                                                2,047,951
         163,549  SUSQUEHANNA BANCSHARES INCORPORATED                                                                    1,434,325
         584,417  SYNOVUS FINANCIAL CORPORATION<<                                                                        1,729,874
          57,594  TCF FINANCIAL CORPORATION<<                                                                              929,567
           5,073  TEMENOS GROUP AG+                                                                                        118,514
          39,700  TFS FINANCIAL CORPORATION                                                                                525,628
          15,516  THANACHART CAPITAL PCL                                                                                    11,200
           6,200  TISCO FINANCIAL GROUP PCL                                                                                  4,514
             835  VALIANT HOLDING AG                                                                                       146,201
         251,914  WATERLAND FINANCIAL HOLDINGS+                                                                             74,278
          95,574  WEBSTER FINANCIAL CORPORATION                                                                          1,830,242
          39,765  WINTRUST FINANCIAL CORPORATION                                                                         1,418,020
                                                                                                                        51,676,914
                                                                                                               -------------------
FISHING, HUNTING & TRAPPING: 0.00%
          18,000  CHINA FISHERY GROUP LIMITED+                                                                              24,015
          43,000  MARUHA NICHIRO HOLDINGS INCORPORATED                                                                      64,042
                                                                                                                            88,057
                                                                                                               -------------------
FOOD & KINDRED PRODUCTS: 3.47%
          72,000  AJINOMOTO COMPANY INCORPORATED                                                                           607,095
          31,963  ALICORP SA                                                                                                37,068
              72  AMERICAN ITALIAN PASTA COMPANY CLASS A+                                                                    2,802
           6,960  ANHEUSER-BUSCH INBEV NV+                                                                                      26
          60,100  ARCHER-DANIELS-MIDLAND COMPANY                                                                         1,518,727
             900  ARIAKE JAPAN COMPANY LIMITED                                                                              13,655
           3,647  ARYZTA AG                                                                                                118,495
          46,200  ASAHI BREWERIES LIMITED                                                                                  768,671
          22,261  ASSOCIATED BRITISH FOODS PLC                                                                             306,487
             450  AXFOOD AB                                                                                                 11,500
              66  BARRY CALLEBAUT AG                                                                                        39,436
          40,938  BIDVEST GROUP LIMITED                                                                                    700,982
           9,278  BIM BIRLESIK MAGAZALAR AS                                                                                251,078
           8,634  BIOCON LIMITED                                                                                            53,781
          10,808  BRITVIC PLC                                                                                               71,639
           8,193  BROWN-FORMAN CORPORATION                                                                                 465,608
          43,297  BROWN-FORMAN CORPORATION CLASS B                                                                       2,401,252
          60,399  BUNGE LIMITED<<                                                                                        2,945,055
           6,238  CAMPBELL BROTHERS LIMITED                                                                                148,921
          21,300  CAMPBELL SOUP COMPANY                                                                                    762,753
           5,600  CARLSBERG AS                                                                                             421,878
           9,100  CARLSBERG BREWERY MALAYSIA BERHAD                                                                         13,072
          69,704  CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                                             1,781,634
         298,500  CHAROEN POKHAND FOODS PCL                                                                                159,542
         112,000  CHINA MENGNIU DAIRY COMPANY                                                                              319,379
         128,000  CHINA RESOURCES ENTERPRISE LIMITED                                                                       434,966

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
FOOD & KINDRED PRODUCTS (continued)
          96,000  CHINA YURUN FOOD GROUP LIMITED                                                               $           255,150
          11,518  CIA CERVECERIAS UNIDAS SA                                                                                 95,014
           6,611  CIA DE BEBIDAS DAS AMERICAS                                                                              542,581
           1,434  CJ CHEILJEDANG CORPORATION                                                                               254,389
           1,178  CJ CORPORATION+                                                                                           58,595
          57,549  COCA-COLA AMATIL LIMITED                                                                                 526,500
           1,000  COCA-COLA CENTRAL JAPAN COMPANY LIMITED                                                                   11,793
         221,533  COCA-COLA COMPANY                                                                                     11,386,796
          33,000  COCA-COLA ENTERPRISES INCORPORATED                                                                       861,300
           8,215  COCA-COLA HELLENIC BOTTLING COMPANY SA                                                                   178,638
           8,224  COCA-COLA ICECEK URETIM AS                                                                                74,456
           6,400  COCA-COLA WEST JAPAN COMPANY LIMITED                                                                     101,560
          97,908  COMPASS GROUP PLC                                                                                        753,692
          46,314  CONAGRA FOODS INCORPORATED                                                                             1,119,873
          88,183  CONSTELLATION BRANDS INCORPORATED CLASS A+                                                             1,469,129
          87,072  CORN PRODUCTS INTERNATIONAL INCORPORATED                                                               2,903,851
           3,198  CSM NV                                                                                                    94,886
           6,886  DAIRY CREST GROUP PLC                                                                                     37,380
           2,500  DANISCO AS                                                                                               146,512
         105,400  DARLING INTERNATIONAL INCORPORATED+                                                                      843,200
          14,156  DAVID CAMPARI-MILANO SPA                                                                                  70,639
          81,200  DEAN FOODS COMPANY+                                                                                      864,780
         264,847  DEL MONTE FOODS COMPANY                                                                                3,861,469
         142,779  DIAGEO PLC                                                                                             2,178,531
           2,874  DOOSAN CORPORATION+                                                                                      217,170
           1,200  DYDO DRINCO INCORPORATED                                                                                  40,376
             250  EAST ASIATIC COMPANY LIMITED AS+                                                                           5,702
           3,868  EBRO PULEVA SA                                                                                            66,041
          11,000  EZAKI GLICO COMPANY LIMITED                                                                              117,710
           5,500  FRASER & NEAVE HOLDINGS                                                                                   19,046
          54,575  FRESH DEL MONTE PRODUCE INCORPORATED+<<                                                                1,091,500
          16,692  FU JI FOOD & CATERING SERVICES HOLDINGS LIMITED+(a)(i)                                                         0
           6,700  FUJI OIL COMPANY LIMITED                                                                                  88,692
           1,000  FUJICCO COMPANY LIMITED                                                                                   10,974
           1,600  GENMAB A/S+                                                                                               12,594
          14,398  GLENMARK PHARMACEUTICALS LIMITED                                                                          83,306
         174,975  GOODMAN FIELDER LIMITED                                                                                  200,548
          57,029  GREEN MOUNTAIN COFFEE ROASTERS INCORPORATED+<<                                                         1,348,736
          10,307  GREENE KING PLC                                                                                           58,832
           1,680  GREGGS PLC+                                                                                               10,849
          35,257  GROUPE DANONE                                                                                          1,797,693
          73,300  GRUPO BIMBO SAB DE CV                                                                                    521,829
           8,900  GUINNESS ANCHOR BHD                                                                                       19,369
          34,100  H.J. HEINZ COMPANY                                                                                     1,506,538
          52,100  HAIN CELESTIAL GROUP INCORPORATED+<<                                                                   1,123,276
          33,854  HANSEN NATURAL CORPORATION+                                                                            1,321,999
           4,844  HEINEKEN HOLDING NV                                                                                      178,551
          12,923  HEINEKEN NV                                                                                              550,539
         177,456  HINDUSTAN UNILEVER LIMITED                                                                               905,815
           7,300  HOUSE FOODS CORPORATION                                                                                  102,162
          41,355  INBEV NA                                                                                               1,968,681
         533,424  INDOFOOD SUKSES MAKMUR TBK PT                                                                            206,649
          19,000  ITOHAM FOODS INCORPORATED                                                                                 63,884
           5,000  J-OIL MILLS INCORPORATED                                                                                  14,551
          58,176  JBS SA                                                                                                   230,235
          10,195  JERONIMO MARTINS                                                                                          93,181
          55,310  JM SMUCKER COMPANY                                                                                     3,054,218
           8,400  KAGOME COMPANY LIMITED                                                                                   137,798
           6,384  KERRY GROUP PLC                                                                                          173,988
          21,200  KHON KAEN SUGAR INDUSTRY PCL                                                                               7,163
          19,000  KIKKOMAN CORPORATION                                                                                     193,950
         104,000  KIRIN BREWERY COMPANY LIMITED                                                                          1,392,044
           3,100  KOSE CORPORATION                                                                                          72,140

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
FOOD & KINDRED PRODUCTS (continued)
         168,164  KRAFT FOODS INCORPORATED CLASS A                                                             $         4,809,490
          16,900  KULIM (MALAYSIA) BERHAD                                                                                   37,531
          23,619  LANCASTER COLONY CORPORATION<<                                                                         1,291,015
              48  LINDT & SPRUENGLI AG                                                                                     253,435
              93  LOTTE CHILSUNG BEVERAGE COMPANY LIMITED                                                                   61,241
             117  LOTTE CONFECTIONERY COMPANY LIMITED                                                                      122,711
         116,200  MARINE HARVEST                                                                                            92,826
          27,687  MARSTON'S PLC                                                                                             37,609
           5,000  MARUDAI FOOD COMPANY LIMITED                                                                              14,116
          52,543  MCCORMICK & COMPANY INCORPORATED<<                                                                     2,026,584
          96,534  MEAD JOHNSON & COMPANY                                                                                 4,761,057
           4,600  MEGMILK SNOW BRAND COMPANY LIMITED                                                                        77,703
             600  MEITO SANGYO COMPANY LIMITED                                                                               8,020
          69,876  METCASH LIMITED                                                                                          232,929
           1,300  MIKUNI COCA-COLA BOTTLING COMPANY LIMITED                                                                 10,014
           4,000  MITSUI SUGAR COMPANY LIMITED                                                                              12,740
          73,662  MOLSON COORS BREWING COMPANY                                                                           3,023,088
          36,000  MORINAGA & COMPANY LIMITED                                                                                76,551
          21,000  MORINAGA MILK INDUSTRY COMPANY LIMITED                                                                    79,555
           2,000  NAKAMURAYA COMPANY LIMITED                                                                                 9,372
           5,741  NESTLE INDIA LIMITED+                                                                                    352,571
           4,000  NESTLE MALAYSIA BHD                                                                                       41,651
         192,550  NESTLE SA                                                                                              8,689,743
              15  NESTLE SA ADR                                                                                                677
          29,000  NICHIREI CORPORATION                                                                                     110,479
          15,667  NICHOLAS PIRAMAL INDIA LIMITED                                                                           169,252
           6,000  NIPPON BEET SUGAR MANUFACTURING COMPANY LIMITED                                                           12,693
          17,000  NIPPON FLOUR MILLS COMPANY LIMITED                                                                        79,212
          26,000  NIPPON MEAT PACKERS INCORPORATED                                                                         315,995
          15,000  NIPPON SODA COMPANY LIMITED                                                                               52,530
          22,000  NISSHIN SEIFUN GROUP INCORPORATED                                                                        242,489
           9,000  NISSIN FOOD PRODUCTS COMPANY LIMITED                                                                     295,726
          24,790  NORTHERN FOODS PLC                                                                                        17,259
           1,494  NUTRECO HOLDING NV                                                                                        80,518
           2,892  OPG GROEP NV                                                                                              50,511
           3,453  OSEM INVESTMENT LIMITED+                                                                                  50,254
         113,485  PARMALAT SPA                                                                                             271,326
          21,000  PEOPLES FOOD HOLDINGS LIMITED                                                                              8,982
         223,463  PEPSICO INCORPORATED                                                                                  14,053,588
          10,651  PERNOD-RICARD                                                                                            792,213
          54,000  PPB GROUP BHD                                                                                            254,165
          96,960  PREMIER FOODS PLC                                                                                         31,708
          12,700  QP CORPORATION                                                                                           135,492
           8,414  QUESTERRE ENERGY CORPORATION+                                                                             22,466
          24,895  RALCORP HOLDINGS INCORPORATED+                                                                         1,495,443
           1,088  REMY COINTREAU SA                                                                                         54,195
          11,389  RIDLEY CORPORATION LIMITED                                                                                10,945
             600  RIKEN VITAMIN COMPANY LIMITED                                                                             15,292
           3,100  RYOSHOKU LIMITED                                                                                          67,949
          32,000  SAN MIGUEL CORPORATION                                                                                    51,031
           8,238  SAPUTO INCORPORATED                                                                                      226,381
         306,100  SARA LEE CORPORATION                                                                                   4,337,437
          12,000  SHOWA SANGYO COMPANY LIMITED                                                                              34,972
          69,676  SMITHFIELD FOODS INCORPORATED+<<                                                                       1,201,214
           1,291  STRAUSS GROUP LIMITED                                                                                     18,864
           3,072  SUEDZUCKER AG                                                                                             56,076
          12,329  SUN PHARMACEUTICAL INDUSTRIES LIMITED                                                                    432,692
          95,432  SUPERVALU INCORPORATED                                                                                 1,285,469
          60,148  SYSCO CORPORATION                                                                                      1,793,012
          20,000  TAKARA HOLDINGS INCORPORATED                                                                             101,268
          24,266  TATE & LYLE PLC                                                                                          146,959
         450,481  TESCO PLC                                                                                              2,670,576
         611,000  THAI BEVERAGE PUBLIC COMPANY LIMITED                                                                     117,312

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
FOOD & KINDRED PRODUCTS (continued)
          29,400  THAI UNION FROZEN PRODUCTS PCL                                                               $            36,801
          12,000  THE NISSHIN OILLIO GROUP LIMITED                                                                          58,180
          18,649  TIGER BRANDS LIMITED                                                                                     428,071
         176,000  TINGYI (CAYMAN ISLANDS) HOLDING CORPORATION                                                              386,592
          41,008  TREEHOUSE FOODS INCORPORATED+<<                                                                        1,890,469
          36,000  TSINGTAO BREWERY COMPANY LIMITED                                                                         171,314
         145,058  TYSON FOODS INCORPORATED CLASS A                                                                       2,550,120
          90,000  UNI-PRESIDENT CHINA HOLDINGS                                                                              48,915
         450,475  UNI-PRESIDENT ENTERPRISES CORPORATION                                                                    460,359
           1,300  UNICHARM PETCARE CORPORATION                                                                              54,191
          88,331  UNILEVER NV                                                                                            2,396,929
          75,003  UNILEVER PLC ADR                                                                                       2,014,204
          45,446  UNITED NATURAL FOODS INCORPORATED+                                                                     1,411,098
         238,100  UNIVERSAL ROBINA CORPORATION                                                                             127,025
          68,000  VITASOY INTERNATIONAL HOLDINGS LIMITED                                                                    49,344
          54,000  WEI CHUAN FOOD CORPORATION+                                                                               57,518
          77,930  WILMAR INTERNATIONAL LIMITED                                                                             321,382
          18,500  YAKULT HONSHA COMPANY LIMITED                                                                            451,566
          18,000  YAMAZAKI BAKING COMPANY LIMITED                                                                          219,618
                                                                                                                       132,474,415
                                                                                                               -------------------
FOOD STORES: 0.46%
           2,900  ABC-MART INCORPORATED                                                                                    100,012
          41,200  AJISEN CHINA HOLDINGS LIMITED                                                                             42,026
           5,981  ALIMENTATION COUCHE TARD INCORPORATED                                                                    108,606
           3,800  ARCS COMPANY LIMITED                                                                                      46,127
          85,100  BRF BRASIL FOODS SA                                                                                    1,095,734
         277,000  C.P. SEVEN ELEVEN PCL                                                                                    231,861
          18,000  CAFE DE CORAL HOLDINGS LIMITED                                                                            41,428
          35,440  CARREFOUR SA                                                                                           1,452,625
           2,899  CASINO GUICHARD PERRACHON SA                                                                             221,201
         180,441  CENCOSUD SA                                                                                              759,572
           2,900  CIRCLE K SUNKUS COMPANY LIMITED                                                                           37,303
             572  COLRUYT SA                                                                                               129,293
          42,300  DAIRY FARM INTERNATIONAL HOLDINGS LIMITED                                                                267,649
           1,299  EMPIRE COMPANY LIMITED                                                                                    65,172
           9,166  EUROCASH SA                                                                                               54,677
           2,300  GEORGE WESTON LIMITED                                                                                    162,469
             109  GUYENNE ET GASCOGNE SA                                                                                     9,979
           2,000  INAGEYA COMPANY LIMITED                                                                                   20,166
          66,538  J SAINSBURY PLC                                                                                          309,956
          30,600  JOLLIBEE FOODS CORPORATION                                                                                40,266
           2,100  KAPPA CREATE COMPANY LIMITED                                                                              42,044
          10,000  KASUMI COMPANY LIMITED                                                                                    49,737
             600  KESKO OYJ A SHARES                                                                                        19,179
           3,200  KESKO OYJ B SHARES                                                                                       103,496
          62,690  KONINKLIJKE AHOLD NV                                                                                     786,227
           6,100  LAWSON INCORPORATED                                                                                      257,042
           4,700  LOBLAW COS LIMITED                                                                                       173,280
           1,451  MAPLE LEAF FOODS INCORPORATED                                                                             13,264
           6,734  METRO AG                                                                                                 352,907
           5,178  METRO INCORPORATED                                                                                       214,471
             500  MINISTOP COMPANY LIMITED                                                                                   6,710
           4,500  MOS FOOD SERVICES INCORPORATED                                                                            72,475
           2,300  NISSIN HEALTHCARE FOOD SERVICE COMPANY LIMITED                                                            26,966
           1,600  OHSHO FOOD SERVICE CORPORATION                                                                            41,132
           2,000  PLENUS COMPANY LIMITED                                                                                    25,985
          61,032  PRESIDENT CHAIN STORE CORPORATION+                                                                       170,575
             290  RALLYE SA+                                                                                                 8,828
           1,300  ROYAL HOLDINGS COMPANY LIMITED                                                                            12,254
          57,000  RUENTEX DEVELOPMENT COMPANY LIMITED                                                                       90,247
          40,816  SAFEWAY INCORPORATED<<                                                                                   903,666

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
FOOD STORES (continued)
           2,000  SAIZERIYA COMPANY LIMITED                                                                    $            38,036
          90,180  SEVEN & I HOLDINGS COMPANY LIMITED                                                                     2,070,748
          42,173  SHOPRITE HOLDINGS LIMITED                                                                                437,055
           1,429  SLIGRO FOOD GROUP NV                                                                                      42,307
             300  ST. MARC HOLDINGS COMPANY LIMITED                                                                         10,901
           5,271  TATA TEA LIMITED                                                                                         119,626
           9,000  TOYO SUISAN KAISHA LIMITED                                                                               196,540
           3,900  WATAMI FOOD SERVICE COMPANY+                                                                              69,458
           2,154  WETHERSPOON (J.D.) PLC                                                                                    13,357
          62,077  WHOLE FOODS MARKET INCORPORATED+<<                                                                     2,509,773
         129,912  WILLIAM MORRISON SUPERMARKETS PLC                                                                        494,031
         130,992  WOOLWORTHS LIMITED                                                                                     2,920,618
              37  YOSHINOYA D&C COMPANY LIMITED                                                                             36,526
           7,800  ZENSHO COMPANY LIMITED                                                                                    69,790
                                                                                                                        17,595,373
                                                                                                               -------------------
FORESTRY: 0.00%
           5,000  DAIKEN CORPORATION                                                                                        11,693
          59,667  GUNNS LIMITED                                                                                             19,760
          15,100  SUMITOMO FORESTING                                                                                       118,621
                                                                                                                           150,074
                                                                                                               -------------------
GENERAL MERCHANDISE STORES: 1.08%
          58,491  99 CENTS ONLY STORES+                                                                                    893,742
          77,000  AEON COMPANY LIMITED                                                                                     794,212
           2,300  ASKUL CORPORATION                                                                                         42,961
           3,000  BELLUNA COMPANY LIMITED                                                                                   13,723
          33,600  BIG C SUPERCENTER+                                                                                        48,251
          96,617  BIG LOTS INCORPORATED+<<                                                                               3,413,479
          58,486  CASEY'S GENERAL STORES INCORPORATED<<                                                                  2,156,379
           2,100  CAWACHI LIMITED                                                                                           41,315
          61,227  COSTCO WHOLESALE CORPORATION                                                                           3,566,473
          67,904  DAVID JONES LIMITED                                                                                      251,167
           5,426  DELHAIZE GROUP                                                                                           432,770
          42,170  DOLLAR TREE INCORPORATED+                                                                              2,639,420
           4,200  DON QUIJOTE COMPANY LIMITED                                                                              108,405
         172,361  DSG INTERNATIONAL PLC                                                                                     65,661
           8,800  FAMILYMART COMPANY LIMITED                                                                               282,938
          99,268  FAR EASTERN DEPARTMENT STORES COMPANY LIMITED                                                             80,205
          51,000  GOLDEN EAGLE RETAIL GROUP LIMITED                                                                         98,834
          77,749  HARVEY NORMAN HOLDINGS LIMITED                                                                           225,368
          62,866  HOME RETAIL GROUP                                                                                        226,728
           7,200  IZUMI COMPANY LIMITED                                                                                     94,474
           5,000  IZUMIYA COMPANY LIMITED                                                                                   22,056
           3,484  JUMBO SA                                                                                                  22,810
           4,000  LIFE CORPORATION                                                                                          59,737
          60,500  LIFESTYLE INTERNATIONAL HOLDINGS LIMITED                                                                 112,254
          26,000  LUK FOOK HOLDINGS INTERNATIONAL LIMITED                                                                   27,091
          89,125  MARKS & SPENCER GROUP PLC                                                                                452,957
          27,200  MARUI COMPANY LIMITED                                                                                    190,783
           4,900  MATSUYA COMPANY LIMITED                                                                                   46,221
          14,000  NEW WORLD DEPARTMENT STORE CHINA LIMITED                                                                  11,195
           2,200  NISSEN COMPANY LIMITED                                                                                     7,984
          88,865  PACIFIC BRANDS LIMITED                                                                                    76,275
          10,098  PANTALOON RETAIL INDIA LIMITED+                                                                           85,730
           3,200  PARCO COMPANY LIMITED                                                                                     25,201
          21,770  PICK'N PAY STORES LIMITED                                                                                119,720
           3,889  PINAULT-PRINTEMPTS-REDOUTE SA                                                                            457,752
         134,803  SACI FALABELLA                                                                                           847,370
             655  SEARS CANADA INCORPORATED                                                                                 15,448

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
GENERAL MERCHANDISE STORES (continued)
           7,101  SEARS HOLDINGS CORPORATION+<<                                                                $           625,314
           1,800  SENSHUKAI COMPANY LIMITED                                                                                  9,473
           1,603  SHINSEGAE COMPANY LIMITED                                                                                627,747
          12,000  SIAM MAKRO PLC                                                                                            36,308
          38,828  SONAE SGPS SA                                                                                             35,351
           5,300  SUGI PHARMACY COMPANY LIMITED                                                                            108,310
           3,800  SUNDRUG COMPANY LIMITED                                                                                   88,169
          36,000  TAKASHIMAYA COMPANY LIMITED                                                                              313,623
          94,700  TARGET CORPORATION                                                                                     5,163,991
          59,500  TJX COMPANIES INCORPORATED                                                                             2,704,870
           2,000  TSURUHA HOLDINGS INCORPORATED                                                                             66,089
           2,100  VALOR COMPANY LIMITED                                                                                     15,930
              55  VALORA HOLDING AG                                                                                         12,482
         779,099  WAL-MART DE MEXICO SAB DE CV                                                                           1,739,303
         224,943  WAL-MART STORES INCORPORATED                                                                          11,373,118
          10,254  WAREHOUSE GROUP LIMITED                                                                                   24,161
           7,923  WH SMITH PUBLIC LIMITED CORPORATION                                                                       50,920
           1,000  YAOKO COMPANY LIMITED                                                                                     27,156
                                                                                                                        41,079,404
                                                                                                               -------------------
HEALTH SERVICES: 1.56%
           2,020  ABENGOA SA                                                                                                36,105
           2,189  ACIBADEM SAGLIK HIZMETLERI VE TICARET AS+                                                                 15,963
          25,600  ALLSCRIPTS HEALTHCARE SOLUTIONS INCORPORATED+<<                                                          481,536
          31,968  AMEDISYS INCORPORATED+<<                                                                               1,589,449
          34,163  ATHENAHEALTH INCORPORATED+<<                                                                             845,876
         491,925  BANGKOK CHAIN HOSPITAL PCL+                                                                               73,437
         109,900  BANGKOK DUSIT MEDICAL SERVICES PCL THB                                                                    87,771
             674  BIOMERIEUX                                                                                                67,696
          28,900  BUMRUNGRAD HOSPITAL PCL                                                                                   27,520
          39,600  CARDINAL HEALTH INCORPORATED                                                                           1,365,804
         702,000  CK LIFE SCIENCES INTERNATIONAL HOLDINGS INCORPORATED+                                                     41,602
             896  CML HEALTHCARE INCOME FUND                                                                                 8,701
          29,027  COVANCE INCORPORATED+<<                                                                                1,531,465
          66,217  COVENTRY HEALTH CARE INCORPORATED+                                                                     1,370,692
           3,169  CRUCELL NV+                                                                                               55,812
          46,946  DAVITA INCORPORATED+                                                                                   2,977,785
           7,716  DIVI'S LABORATORIES LIMITED                                                                              121,094
          51,850  EDWARDS LIFESCIENCES CORPORATION+<<                                                                    2,619,981
          33,305  EMERGENCY MEDICAL SERVICES CORPORATION+                                                                1,784,149
          35,510  EXPRESS SCRIPTS INCORPORATED+                                                                          3,572,306
          84,000  FRASER & NEAVE LIMITED                                                                                   293,109
           9,879  FRESENIUS MEDICAL CARE AG & COMPANY                                                                      491,819
           1,040  FRESENIUS SE                                                                                              65,711
         328,153  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A+                                                    3,051,823
          27,302  HEALTHSCOPE LIMITED                                                                                      120,540
         110,743  HEALTHSOUTH REHABILITATION CORPORATION+<<                                                              2,199,356
          43,100  HEALTHWAYS INCORPORATED+                                                                                 611,158
          41,704  HENRY SCHEIN INCORPORATED+<<                                                                           2,352,523
          84,246  HUMAN GENOME SCIENCES INCORPORATED+<<                                                                  2,085,931
          77,813  IBA HEALTH GROUP LIMITED                                                                                  36,974
          49,973  INTERVAL LEISURE GROUP INCORPORATED+                                                                     675,635
         272,600  JX HOLDINGS INCORPORATED                                                                               1,463,302
           1,037  LABORATORIOS ALMIRALL SA                                                                                   8,783
          50,271  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                            3,800,990
          73,572  LIFEPOINT HOSPITALS INCORPORATED+<<                                                                    2,611,070
          37,800  MCKESSON CORPORATION                                                                                   2,646,000
           2,000  MDS INCORPORATED+                                                                                         16,914
          65,962  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                   3,802,709
          40,300  MEDI-CLINIC CORPORATION+                                                                                 141,576
          20,600  MEDICEO PALTAC HOLDINGS COMPANY LIMITED                                                                  236,519
          53,563  MEDNAX INCORPORATED+                                                                                   3,028,988

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
HEALTH SERVICES (continued)
         175,722  NETWORK HEALTHCARE HOLDINGS LIMITED                                                          $           312,859
           2,850  NOVOZYMES A/S CLASS B                                                                                    302,155
          47,919  ODYSSEY HEALTHCARE INCORPORATED+                                                                       1,272,729
             742  ORPEA                                                                                                     26,669
          60,066  PARKWAY HOLDINGS LIMITED(a)(i)                                                                           140,947
          34,521  PHARMERICA CORPORATION+                                                                                  566,144
          32,930  PRIMARY HEALTH CARE LIMITED                                                                              102,516
          61,149  PSYCHIATRIC SOLUTIONS INCORPORATED+                                                                    1,980,005
          14,303  QIAGEN NV+                                                                                               299,158
          12,422  RAMSAY HEALTH CARE LIMITED                                                                               145,411
          18,964  RANBAXY LABORATORIES LIMITED                                                                             173,937
           6,385  RHOEN KLINIKUM AG                                                                                        145,989
          26,980  RYMAN HEALTHCARE LIMITED                                                                                  39,127
          34,056  SONIC HEALTHCARE LIMITED                                                                                 288,278
           2,071  SOUTHERN CROSS HEALTHCARE LIMITED                                                                          1,295
          44,806  ST. JUDE MEDICAL INCORPORATED+                                                                         1,673,056
           1,444  SXC HEALTH SOLUTIONS CORPORATION+                                                                        107,436
               2  TAKARA BIO INCORPORATED+                                                                                   4,661
         637,234  TENET HEALTHCARE CORPORATION+<<                                                                        3,644,978
           3,315  UNITED DRUG PLC                                                                                            9,232
           7,262  ZELTIA SA                                                                                                 28,687
                                                                                                                        59,681,443
                                                                                                               -------------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.35%
          16,557  ABB LIMITED INDIA                                                                                        307,805
          17,212  ABERTIS INFRAESTRUCTURAS SA                                                                              244,840
           1,157  ACCIONA SA                                                                                                90,916
           8,690  AECON GROUP INCORPORATED                                                                                  88,106
          15,335  ATLANTIA SPA                                                                                             283,067
          48,400  BANGKOK EXPRESSWAY PCL                                                                                    26,761
          15,079  BOUYGUES SA                                                                                              630,706
          12,968  BRISA-AUTO ESTRADAS DE PORTUGAL SA                                                                        76,618
         227,000  CHINA RAILWAY CONSTRUCTION CORPORATION                                                                   261,009
          19,478  CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA                                                  127,720
           2,863  DAELIM INDUSTRIAL COMPANY LIMITED+                                                                       133,334
           9,000  FINNING INTERNATIONAL INCORPORATED                                                                       150,513
           2,658  FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA                                                                  64,635
          61,824  FOSTER WHEELER AG+                                                                                     1,484,394
          39,729  GRANITE CONSTRUCTION INCORPORATED<<                                                                    1,177,965
           5,230  HANJIN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED                                                    85,894
           6,620  HELLENIC TECHNODOMIKI TEV SA                                                                              25,809
          12,600  HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED+                                                          254,337
          77,500  HITACHI ZOSEN CORPORATION                                                                                 96,269
          67,500  HOPEWELL HIGHWAY INFRASTRUCTURE LIMITED                                                                   44,470
           5,106  HYUNDAI HEAVY INDUSTRIES COMPANY LIMITED                                                                 911,005
           1,347  HYUNDAI MIPO DOCKYARD COMPANY LIMITED+                                                                   137,228
         139,000  ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED                                                     237,759
         188,000  KAWASAKI HEAVY INDUSTRIES LIMITED                                                                        536,971
         198,580  LANCO INFRATECH LIMITED+                                                                                 259,064
          35,702  MAHINDRA & MAHINDRA LIMITED                                                                              416,478
         103,966  MCDERMOTT INTERNATIONAL INCORPORATED+                                                                  2,305,966
         136,500  PLUS EXPRESSWAYS BHD                                                                                     132,174
           5,288  SACYR VALLEHERMOSO SA                                                                                     28,071
          25,110  SAMSUNG HEAVY INDUSTRIES COMPANY LIMITED                                                                 458,587
           4,000  SASEBO HEAVY INDUSTRIES COMPANY LIMITED                                                                    7,681
          21,289  SKANSKA AB                                                                                               311,370
           1,409  SOCIETA INIZIATIVE AUTOSTRADALI E SERVIZI SPA                                                             11,699
             299  SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE                                                                   17,527
         203,870  UNITECH LIMITED                                                                                          320,005
          30,567  VINCI SA                                                                                               1,363,956

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS (continued)
           8,361  VT GROUP PLC                                                                                 $            89,390
                                                                                                                        13,200,099
                                                                                                               -------------------
HOLDING & OTHER INVESTMENT OFFICES: 3.62%
          46,217  3I GROUP PLC                                                                                             189,232
         237,000  ABOITIZ EQUITY VENTURES INCORPORATED+                                                                     90,552
             904  ACKERMANS & VAN HAAREN NV                                                                                 53,279
          25,432  ADANI ENTERPRISES LIMITED                                                                                294,703
          20,435  AFFILIATED MANAGERS GROUP INCORPORATED+                                                                1,464,168
          25,000  AIR WATER INCORPORATED                                                                                   274,215
          49,268  ALAPIS HOLDING INDUSTRIAL AND COMMERCIAL SA OF PHARMACEUTICAL & ORGANIC PRODUCTS                          19,182
          10,160  ALCON INCORPORATED                                                                                     1,427,277
          51,765  ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED<<                                                         3,394,749
           6,000  ALLIED GROUP LIMITED                                                                                      18,368
           8,316  AMALGAMATED HOLDINGS                                                                                      41,339
          74,328  AMB PROPERTY CORPORATION                                                                               1,927,325
          80,730  AMP NZ OFFICE TRUST                                                                                       39,911
          23,881  ANADOLU EFES BIRACILIK VE MALT SANAYII AS                                                                268,623
          21,880  ANTARCHILE SA                                                                                            413,025
           7,680  ARDENT LEISURE GROUP                                                                                       6,880
           3,700  ARNEST ONE CORPORATION                                                                                    35,994
          14,340  ASHMORE GROUP PLC                                                                                         51,785
         636,000  ASIA PLUS SECURITIES PCL                                                                                  32,430
          38,224  ASPEN INSURANCE HOLDINGS LIMITED                                                                         965,538
           6,355  ASSECO POLAND SA                                                                                         109,881
           3,449  AVEVA GROUP PLC                                                                                           58,200
          20,393  AYALA CORPORATION CLASS A                                                                                146,936
          66,482  BABCOCK & BROWN WIND PARTNERS                                                                             47,014
          66,000  BEIJING ENTERPRISES HOLDINGS LIMITED                                                                     414,766
         193,100  BERJAYA CORPORATION BHD                                                                                   87,695
           6,400  BINTULU PORT HOLDINGS BERHAD                                                                              12,383
         153,435  BIOMED REALTY TRUST INCORPORATED                                                                       2,609,929
           2,770  BODYCOTE PLC                                                                                               7,976
              98  BOLLORE INVESTISSEMENT                                                                                    15,063
         218,000  BOSIDENG INTERNATIONAL HOLDINGS LIMITED                                                                   50,800
          19,889  BOSTON PROPERTIES INCORPORATED<<                                                                       1,525,089
          23,219  BOUSTEAD HOLDINGS BHD                                                                                     25,036
          84,901  BRE PROPERTIES INCORPORATED                                                                            3,469,055
          26,950  BROOKFIELD ASSET MANAGEMENT INCORPORATED                                                                 643,276
          17,000  BUKIT SEMBAWANG ESTATES LIMITED                                                                           55,595
             740  CANADIAN APARTMENT PROPERTIES                                                                             10,639
          26,296  CAPITAL & COUNTIES PROPERTIES PLC                                                                         39,549
         185,135  CBL & ASSOCIATES PROPERTIES INCORPORATED<<                                                             2,645,579
       1,218,161  CHINA DEVELOPMENT FINANCIAL HOLDING CORPORATION+                                                         308,238
         118,955  CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED                                                   365,615
          10,003  CI FINANCIAL CORPORATION                                                                                 175,366
           2,926  CLAL INDUSTRIES AND INVESTMENTS+                                                                          19,601
             832  CLAL INSURANCE ENTERPRISE HOLDINGS LIMITED+                                                               16,582
         333,697  CONNECTEAST GROUP                                                                                        109,605
             549  CORPORATION FINANCIERA ALBA                                                                               21,463
          88,000  COSCO CORPORATION SINGAPORE LIMITED                                                                       86,685
               7  COUSINS PROPERTIES INCORPORATED                                                                               54
           3,400  CSK HOLDINGS CORPORATION                                                                                  17,283
          13,300  DCM JAPAN HOLDINGS COMPANY LIMITED                                                                        75,121
             312  DELEK GROUP LIMITED                                                                                       63,154
         249,273  DEVELOPERS DIVERSIFIED REALTY CORPORATION                                                              2,851,683
         160,000  DIAMONDROCK HOSPITALITY+                                                                               1,462,400
          88,596  DOGAN SIRKETLER GRUBU HOLDINGS+                                                                           64,575
           5,200  DOUTOR NICHIRES HOLDINGS COMPANY LIMITED                                                                  73,813
         100,761  DUKE REALTY CORPORATION                                                                                1,197,041
         626,395  E.SUN FINANCIAL HOLDING COMPANY LIMITED                                                                  245,773
          30,783  EASTGROUP PROPERTIES INCORPORATED                                                                      1,138,355

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
          46,763  ECM LIBRA BERHAD+(a)(i)                                                                      $                 0
          62,812  EMPRESAS COPEC SA                                                                                        987,325
          35,209  EQUITY LIFESTYLE PROPERTIES INCORPORATED                                                               1,823,826
          28,500  EQUITY RESIDENTIAL                                                                                     1,286,205
           1,206  EURAZEO                                                                                                   72,260
          72,392  EXTERRAN HOLDINGS INCORPORATED+                                                                        1,845,996
           7,000  FABEGE AB                                                                                                 38,398
             970  FIBI HOLDINGS LIMITED+                                                                                    19,965
             158  FIMALAC                                                                                                    6,332
           3,146  FINANCIAL TECHNOLOGIES (INDIA) LIMITED                                                                    89,106
             439  FINANCIERE DE TUBIZE                                                                                      11,708
         218,800  FIRST PACIFIC COMPANY LIMITED                                                                            140,032
         101,091  FRANKLIN STREET PROPERTIES CORPORATION<<                                                               1,248,474
         807,000  FUBON FINANCIAL HOLDING COMPANY LIMITED                                                                  914,782
         930,960  FUHWA FINANCIAL HOLDINGS COMPANY LIMITED                                                                 492,417
             956  GAGFAH SA                                                                                                  6,511
          21,000  GALLANT VENTURE LIMITED+                                                                                   2,780
         199,300  GAMUDA BHD                                                                                               167,466
          10,922  GEMINA SPA+                                                                                                7,164
         265,800  GENTING BHD                                                                                              543,789
             386  GIMV NV                                                                                                   17,428
           4,409  GROUPE BRUXELLES LAMBERT SA                                                                              315,801
          62,977  GRUPO CARSO SAB DE CV                                                                                    209,550
           6,650  GS HOLDINGS CORPORATION                                                                                  195,148
         254,000  GUANGDONG INVESTMENT LIMITED                                                                             119,545
         127,035  GVK POWER & INFRASTRUCTURE LIMITED+                                                                      115,521
          80,978  HACI OMER SABANCI HOLDING AS                                                                             335,166
           2,960  HAKUHODO DY HOLDINGS INCORPORATED                                                                        150,517
          36,655  HANCOCK HOLDING COMPANY                                                                                1,401,321
          14,292  HAVAS SA                                                                                                  63,791
          14,000  HAW PAR CORPORATION LIMITED                                                                               57,212
         136,797  HCP INCORPORATED<<                                                                                     4,358,352
          39,881  HENDERSON GROUP PLC                                                                                       77,770
          94,075  HIGHWOODS PROPERTIES INCORPORATED                                                                      2,771,450
          33,600  HKR INTERNATIONAL LIMITED                                                                                 10,547
          30,216  HMS HOLDINGS CORPORATION+<<                                                                            1,639,520
          38,897  HOME PROPERTIES INCORPORATED<<                                                                         1,891,561
         282,393  HOST HOTELS & RESORTS INCORPORATED                                                                     4,026,924
         689,715  HUA NAN FINANCIAL HOLDINGS COMPANY LIMITED                                                               379,158
          56,000  HUAKU DEVELOPMENT COMPANY LIMITED                                                                        145,095
           5,000  HUFVUDSTADEN AB                                                                                           35,040
          17,300  HULIC COMPANY LIMITED                                                                                    127,532
           5,358  HUNTING PLC                                                                                               38,640
         233,000  HUTCHISON WHAMPOA LIMITED                                                                              1,452,789
             881  ICADE                                                                                                     71,343
          16,704  IG GROUP HOLDINGS PLC                                                                                     91,264
          40,400  IJM LAND BERHAD+                                                                                          26,644
          15,082  IMMOEAST IMMOBILIEN ANLAGEN AG(a)(i)                                                                           0
          72,092  IMMOFINANZ IMMOBILIEN ANLAGEN AG(a)(i)                                                                   158,315
          23,572  IMPERIAL HOLDING LIMITED                                                                                 297,624
           9,600  INDUSTRIVARDEN AB CLASS A                                                                                109,652
           5,600  INDUSTRIVARDEN AB CLASS C                                                                                 61,334
          42,746  INFRATIL LIMITED                                                                                          46,924
          21,933  INVESTEC PLC                                                                                             154,653
          24,521  INVESTOR AB                                                                                              393,290
           7,600  INVESTOR AB A SHARES                                                                                     118,032
          22,489  IOOF HOLDINGS LIMITED                                                                                    119,439
          45,000  ISETAN MITSUKOSHI HOLDINGS LIMITED                                                                       460,189
          37,264  ITAUSA INVESTIMENTOS ITAU SA                                                                             225,936
         196,741  ITC LIMITED                                                                                            1,192,780
          46,800  J FRONT RETAILING COMPANY LIMITED                                                                        239,890
           2,800  JAFCO COMPANY LIMITED                                                                                     76,426
          30,469  JARDINE MATHESON HOLDINGS LIMITED                                                                      1,060,025

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
          76,000  JU TENG INTERNATIONAL HOLDINGS LIMITED                                                       $            58,471
          11,434  JULIUS BAER GROUP LIMITED                                                                                330,957
           9,300  JULIUS BAER HOLDING AG                                                                                    98,480
          71,001  KILROY REALTY CORPORATION<<                                                                            2,335,933
         189,112  KIMCO REALTY CORPORATION                                                                               2,704,302
          71,000  KIYO HOLDINGS                                                                                             89,426
          96,309  KOC HOLDING AS                                                                                           330,780
           4,364  KOREA INVESTMENT HOLDINGS COMPANY LIMITED                                                                110,098
          91,028  LASALLE HOTEL PROPERTIES                                                                               2,048,130
          15,787  LG CORPORATION                                                                                           879,087
          59,521  MACERICH COMPANY<<                                                                                     2,461,789
          35,265  MACK-CALI REALTY CORPORATION                                                                           1,163,040
         135,187  MACQUARIE INFRASTRUCTURE GROUP                                                                           118,221
          22,032  MASSMART HOLDINGS LIMITED                                                                                339,322
           3,300  MATSUMOTOKIYOSHI HOLDINGS COMPANY LIMITED                                                                 66,227
          32,109  MEDIOBANCA SPA+                                                                                          241,140
       1,254,000  MEGA FINANCIAL HOLDING COMPANY LIMITED                                                                   656,364
           7,000  MEIJI HOLDINGS COMPANY LIMITED                                                                           251,035
          84,000  MELCO INTERNATIONAL DEVELOPMENT LIMITED                                                                   32,800
           3,326  MERCIALYS SA                                                                                              93,496
         127,658  MF GLOBAL HOLDINGS LIMITED+<<                                                                            982,967
         369,872  MFA MORTGAGE INVESTMENTS INCORPORATED                                                                  2,711,162
          33,456  MID-AMERICA APARTMENT COMMUNITIES INCORPORATED<<                                                       1,827,701
          10,202  MIGDAL INSURANCE & FINANCIAL HOLDING LIMITED+                                                             17,021
          16,517  MITIE GROUP                                                                                               54,331
         143,000  MITSUI TRUST HOLDINGS INCORPORATED                                                                       501,458
             172  MONEX BEANS HOLDINGS INCORPORATED                                                                         70,994
         222,700  MULPHA INTERNATIONAL BHD+                                                                                 28,440
          85,370  MULTI-PURPOSE HOLDINGS BHD                                                                                51,054
          30,547  MURRAY & ROBERTS HOLDINGS LIMITED                                                                        165,592
         110,654  NATIONAL RETAIL PROPERTIES INCORPORATED<<                                                              2,432,175
           1,747  NATIONALE A PORTEFEUILLE                                                                                  75,331
          55,910  NATIONWIDE HEALTH PROPERTIES INCORPORATED                                                              1,984,246
              11  NIPPON ACCOMMODATIONS FUND INCORPORATED                                                                   55,250
         177,900  NKSJ HOLDINGS INCORPORATED                                                                             1,089,982
          30,500  NOMURA HOLDINGS INCORPORATED ADR                                                                         188,185
          46,666  NWS HOLDINGS LIMITED                                                                                      81,034
              14  PACIFIC GOLF GROUP INTERNATIONAL                                                                           9,652
          36,488  PAMPA CALICHERA                                                                                           61,301
           2,020  PARGESA HOLDING SA                                                                                       134,580
          76,600  PLUM CREEK TIMBER COMPANY<<                                                                            2,682,532
         169,000  POLY (HONG KONG) INVESTMENTS  LIMITED                                                                    168,216
         100,000  POLYTEC ASSET HOLDINGS LIMITED                                                                            16,706
          63,570  POST PROPERTIES INCORPORATED<<                                                                         1,594,336
           6,871  PREMIER INVESTMENTS LIMITED+                                                                              38,631
         222,906  PROLOGIS<<                                                                                             2,536,670
          18,372  PUBLIC STORAGE INCORPORATED CLASS D                                                                    1,702,901
           2,580  RAIFFEISEN INTERNATIONAL BANK HOLDINGS                                                                   108,457
           6,850  RANDSTAD HOLDINGS NV                                                                                     283,233
           4,600  RATOS AB B SHARES                                                                                        115,012
         142,313  REALTY INCORPORATEDOME CORPORATION<<                                                                   4,431,627
          35,933  REED ELSEVIER NV                                                                                         374,640
          41,549  REGENCY CENTERS CORPORATION<<                                                                          1,526,926
          55,442  REMGRO LIMITED                                                                                           701,004
          64,000  RESONA HOLDINGS INCORPORATED                                                                             803,191
           1,117  RHJ INTERNATIONAL+                                                                                         8,720
         372,100  ROBINSONS LAND COMPANY                                                                                   109,828
           1,889  SBI HOLDINGS INCORPORATED                                                                                320,985
          49,700  SENSHU IKEDA HOLDINGS INCORPORATED                                                                        69,452
          17,008  SEVEN NETWORK LIMITED                                                                                     93,238
          62,000  SHANGHAI INDUSTRIAL HOLDINGS LIMITED                                                                     249,002
       1,133,192  SHIN KONG FINANCIAL HOLDING COMPANY LIMITED+                                                             378,728
          22,187  SIEMENS INDIA LIMITED+                                                                                   337,338

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
          39,786  SIMON PROPERTY GROUP INCORPORATED                                                            $         3,383,004
         364,099  SINO-OCEAN LAND HOLDINGS LIMITED                                                                         268,421
          46,040  SKY CITY ENTERTAINMENT GROUP LIMITED                                                                      91,615
          36,451  SL GREEN REALTY CORPORATION                                                                            2,270,533
          20,425  SM INVESTMENTS CORPORATION                                                                               175,130
             862  SOFINA SA                                                                                                 68,678
          91,500  SOFTBANK CORPORATION                                                                                   2,203,989
              80  SONY FINANCIAL HOLDINGS INCORPORATED                                                                     268,699
          19,500  STELLA INTERNATIONAL                                                                                      38,707
         144,388  SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED                                                           4,265,094
         129,554  SUNSTONE HOTEL INVESTORS INCORPORATED+                                                                 1,428,981
         100,000  SWIRE PACIFIC LIMITED B SHARES                                                                           200,658
          16,000  SYNEAR FOOD HOLDINGS LIMITED                                                                               2,686
         523,030  TAISHIN FINANCIAL HOLDINGS COMPANY LIMITED                                                               182,858
          46,156  TANGER FACTORY OUTLET CENTERS INCORPORATED<<                                                           1,921,013
          62,132  TAUBMAN CENTERS INCORPORATED                                                                           2,515,725
          26,000  TCC INTERNATIONAL HOLDINGS LIMITED                                                                         8,024
          24,015  TEKFEN HOLDING AS                                                                                         71,985
          34,704  TELETECH HOLDINGS INCORPORATED+                                                                          448,723
             200  THE ISRAEL CORPORATION LIMITED+                                                                          140,243
           7,000  TOKUSHU TOKAI HOLDINGS COMPANY LIMITED                                                                    16,432
          19,500  TOP GLOVE CORPORATION BHD                                                                                 72,473
         216,000  UNITED ENERGY GROUP LIMITED+                                                                              14,007
          67,000  VALUE PARTNERS GROUP LIMITED                                                                              43,071
          73,212  VENTAS INCORPORATED                                                                                    3,437,303
               1  VIRTUS INVESTMENT PARTNERS INCORPORATED+                                                                      23
         734,000  WANT WANT CHINA HOLDINGS LIMITED                                                                         551,876
          11,190  WASHINGTON H SOUL PATTINSON & COMPANY LIMITED                                                            122,265
          53,843  WEINGARTEN REALTY INVESTORS<<                                                                          1,123,165
           1,564  WENDEL INVESTISSEMENT                                                                                     84,343
         146,500  WHARF HOLDINGS LIMITED                                                                                   717,921
         105,000  WHEELOCK & COMPANY                                                                                       275,920
          25,950  WOORI FINANCE HOLDINGS COMPANY LIMITED+                                                                  333,249
          24,000  YAMAGUCHI FINANCIAL GROUP                                                                                226,764
                                                                                                                       138,375,622
                                                                                                               -------------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.59%
           6,650  AMER SPORTS OYJ                                                                                           66,407
         123,400  BED BATH & BEYOND INCORPORATED+                                                                        5,536,958
           8,000  BEST DENKI COMPANY LIMITED                                                                                20,348
           5,625  CERSANIT-KRASNYSTAW SA+                                                                                   24,167
           1,167  DOREL INDUSTRIES INCORPORATED CLASS B                                                                     41,850
             800  EKORNES ASA                                                                                               16,473
           1,820  FOURLIS HOLDINGS SA                                                                                       11,311
           6,000  FRANCE BED HOLDINGS COMPANY LIMITED                                                                        8,595
           9,019  GAME GROUP PLC                                                                                            11,934
       1,024,000  GOME ELECTRICAL APPLIANCES HOLDING LIMITED                                                               312,781
          50,779  HNI CORPORATION<<                                                                                      1,556,884
           7,200  HOSHIZAKI ELECTRIC COMPANY LIMITED                                                                       112,869
           1,000  ITOKI CORPORATION                                                                                          2,973
          10,762  JB HI-FI LIMITED                                                                                         170,387
           5,000  JOSHIN DENKI COMPANY LIMITED                                                                              49,090
           5,600  K'S HOLDINGS CORPORATION+                                                                                130,093
          21,336  KESA ELECTRICALS PLC                                                                                      32,979
          27,174  KINETIC CONCEPTS INCORPORATED+<<                                                                       1,125,004
          82,500  KINGBOARD LAMINATES HOLDINGS LIMITED                                                                      72,898
          10,900  KOKUYO COMPANY LIMITED                                                                                    93,828
          69,830  LEGGETT & PLATT INCORPORATED                                                                           1,625,642
         169,878  MASCO CORPORATION                                                                                      2,267,871
           1,400  NAFCO COMPANY LIMITED                                                                                     23,944
          11,076  NEW CARPHONE WAREHOUSE                                                                                    30,353
         124,719  NEWELL RUBBERMAID INCORPORATED                                                                         2,077,819

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (continued)
           4,450  NITORI COMPANY LIMITED                                                                       $           353,416
           5,775  NOBIA AB                                                                                                  25,341
           4,000  NORITAKE COMPANY LIMITED                                                                                  12,185
           8,000  OKAMURA CORPORATION                                                                                       47,080
          55,908  RADIOSHACK CORPORATION<<                                                                               1,142,760
           3,300  SANGETSU COMPANY LIMITED                                                                                  67,837
           4,800  SHIMACHU COMPANY LIMITED                                                                                  89,693
           1,292  SOCIETE BIC SA                                                                                            90,299
         107,281  STEINHOFF INTERNATIONAL HOLDINGS LIMITED+                                                                275,819
          41,000  TOTO LIMITED                                                                                             254,780
         126,766  WILLIAMS-SONOMA INCORPORATED                                                                           3,787,768
           1,800  XEBIO COMPANY LIMITED                                                                                     33,374
           9,320  YAMADA DENKI COMPANY LIMITED                                                                             649,226
          23,800  YAMAHA CORPORATION                                                                                       242,942
                                                                                                                        22,495,978
                                                                                                               -------------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.28%
           7,625  ACCOR SA                                                                                                 358,172
          13,000  BANYAN TREE HOLDINGS LIMITED+                                                                              7,325
          16,982  EGYPTIAN FOR TOURISM RESORTS+                                                                              6,493
          33,373  EIH LIMITED                                                                                               84,295
           6,620  FORMOSA INTERNATIONAL HOTELS CORPORATION                                                                  68,648
           2,000  FUJITA KANKO INCORPORATED                                                                                  7,671
          39,216  GAYLORD ENTERTAINMENT COMPANY+<<                                                                       1,042,753
          63,340  HONGKONG & SHANGHAI HOTELS LIMITED                                                                        98,946
           6,000  HOTEL PROPERTIES LIMITED                                                                                   8,743
          44,136  HYATT HOTELS CORPORATION CLASS A+<<                                                                    1,785,743
           1,450  IMPERIAL HOTEL LIMITED                                                                                    30,592
          66,498  INDIAN HOTELS COMPANY LIMITED                                                                            146,825
          17,677  INTERCONTINENTAL HOTELS GROUP PLC                                                                        277,993
          30,900  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                            1,033,605
           5,836  MILLENNIUM & COPTHORNE HOTELS PLC                                                                         34,557
          95,700  MINOR INTERNATIONAL PCL ADR                                                                               27,633
           5,985  ORASCOM HOTELS & DEVELOPMENT+(a)(i)                                                                       20,546
           2,450  ORBIS SA                                                                                                  27,874
         141,009  ORIENT EXPRESS HOTELS LIMITED CLASS A+<<                                                               1,422,781
         146,000  SHANGRI-LA ASIA LIMITED                                                                                  256,077
         156,000  SJM HOLDINGS LIMITED                                                                                     107,397
          24,735  TUI TRAVEL PLC                                                                                            84,531
           3,600  UNITED PLANTATIONS BHD                                                                                    15,310
          41,992  VAIL RESORTS INCORPORATED+<<                                                                           1,747,287
          79,842  WYNDHAM WORLDWIDE CORPORATION                                                                          1,884,271
                                                                                                                        10,586,068
                                                                                                               -------------------
HOUSEHOLD PRODUCTS, WARE: 1.24%
           6,846  COLGATE PALMOLIVE INDIA LIMITED+                                                                         107,897
          69,118  COLGATE-PALMOLIVE COMPANY                                                                              5,397,425
          12,716  GODREJ CONSUMER PRODUCTS LIMITED                                                                          86,656
         287,104  JOHNSON & JOHNSON                                                                                     16,738,163
           1,227  LG HOUSEHOLD & HEALTH CARE LIMITED CLASS H+                                                              323,641
         401,082  PROCTER & GAMBLE COMPANY                                                                              24,502,099
         161,000  UNILEVER INDONESIA TBK PT                                                                                263,984
                                                                                                                        47,419,865
                                                                                                               -------------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.78%
          90,000  3M COMPANY                                                                                             7,137,900
          83,500  A-MAX HOLDINGS LIMITED+                                                                                    1,056
          46,092  ADVANTECH COMPANY LIMITED                                                                                 96,114
           2,700  AIDA ENGINEERING LIMITED                                                                                  10,816

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
          10,207  ALSTOM RGPT                                                                                  $           481,589
          35,000  AMADA COMPANY LIMITED                                                                                    254,336
         157,000  AMTRAN TECHNOLOGY COMPANY LIMITED+                                                                       151,943
           1,797  ANDRITZ AG                                                                                                98,392
         123,988  APPLE INCORPORATED+                                                                                   31,884,754
         136,600  APPLIED MATERIALS INCORPORATED                                                                         1,763,506
           5,000  ASAHI DIAMOND INDUSTRIAL COMPANY LIMITED                                                                  64,774
          22,754  ASML HOLDING NV                                                                                          638,435
             317  ASSECO POLAND SA+(a)(i)                                                                                    5,517
          18,227  ASTEC INDUSTRIES INCORPORATED+                                                                           544,440
          33,788  ATLAS COPCO AB CLASS A                                                                                   476,631
          23,892  ATLAS COPCO AB CLASS B                                                                                   306,844
          92,144  BAKER HUGHES INCORPORATED                                                                              3,514,372
         168,032  BENQ CORPORATION+                                                                                         85,058
          67,149  BRIGGS & STRATTON CORPORATION                                                                          1,385,284
             256  BUCHER INDUSTRIES AG+                                                                                     27,629
          36,275  BUCYRUS INTERNATIONAL INCORPORATED CLASS A<<                                                           1,942,889
         110,238  CAMERON INTERNATIONAL CORPORATION+                                                                     3,990,616
          27,400  CASIO COMPUTER COMPANY LIMITED                                                                           183,474
          58,614  CATCHER TECHNOLOGY COMPANY LIMITED                                                                       142,039
          86,000  CATERPILLAR INCORPORATED                                                                               5,225,360
          54,302  CHICONY ELECTRONICS COMPANY LIMITED                                                                      130,317
         150,000  CHINA INFRASTRUCTURE MACHINERY HOLDINGS LIMITED                                                           91,803
          79,000  CHROMA ATE INCORPORATED                                                                                  146,500
           3,000  CHUGAI RO COMPANY LIMITED                                                                                  7,335
           5,000  CKD CORPORATION                                                                                           39,779
          65,586  CLEVO COMPANY+                                                                                           124,246
         484,201  COMPAL ELECTRONIC INCORPORATED                                                                           586,481
           2,446  CONTINENTAL AG                                                                                           114,373
           7,606  CRANE GROUP LIMITED                                                                                       56,929
          60,032  CROMPTON GREAVES LIMITED+                                                                                307,830
          24,371  CUMMINS INCORPORATED                                                                                   1,656,741
          14,500  DAIFUKU COMPANY LIMITED                                                                                   97,659
           8,000  DAIHEN CORPORATION                                                                                        32,183
           4,240  DASSAULT SYSTEMES SA                                                                                     242,803
         289,531  DELTA ELECTRONICS INCORPORATED                                                                           903,399
             338  DEMAG CRANES AG                                                                                           10,601
          29,548  DIEBOLD INCORPORATED                                                                                     856,301
           3,000  DISCO CORPORATION                                                                                        200,687
           1,353  DISCOUNT INVESTMENT CORPORATION                                                                           25,159
          33,940  DONALDSON COMPANY INCORPORATED<<                                                                       1,464,511
           6,756  DOOSAN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED                                                   383,420
           9,560  DOOSAN INFRACORE COMPANY LIMITED+                                                                        137,866
          38,893  DRESSER RAND GROUP INCORPORATED+                                                                       1,237,964
          35,965  DRIL-QUIP INCORPORATED+                                                                                1,751,855
          42,000  EBARA CORPORATION                                                                                        182,737
          71,978  ELECTRONICS FOR IMAGING INCORPORATED+                                                                    801,835
         282,520  EMC CORPORATION+                                                                                       5,260,522
         106,956  EMULEX CORPORATION+                                                                                    1,120,899
          25,836  FLOWSERVE CORPORATION                                                                                  2,457,004
          58,006  FMC TECHNOLOGIES INCORPORATED+<<                                                                       3,373,049
          97,312  FOXCONN TECHNOLOGY COMPANY LIMITED                                                                       357,242
          61,000  FUJI ELECTRIC HOLDINGS COMPANY LIMITED                                                                   166,426
          60,000  FUJI HEAVY INDUSTRIES LIMITED                                                                            337,401
           3,700  FUJI MACHINE MANUFACTURING COMPANY LIMITED                                                                62,964
         226,000  FUJITSU LIMITED                                                                                        1,438,659
          61,000  FURUKAWA COMPANY LIMITED                                                                                  65,713
          60,925  GARDNER DENVER INCORPORATED                                                                            2,774,525
             689  GILDEMEISTER AG                                                                                            7,269
         325,115  HEWLETT-PACKARD COMPANY                                                                               14,958,541
           8,400  HEXAGON AB                                                                                               104,538
          96,138  HIGH TECH COMPUTER CORPORATION                                                                         1,300,718
           1,000  HISAKA WORKS LIMITED                                                                                       9,294

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
           5,000  HITACHI KOKI COMPANY LIMITED                                                                 $            47,326
           4,000  HOSOKAWA MICRON CORPORATION                                                                               13,939
           6,803  HYUNDAI DEVELOPMENT COMPANY                                                                              130,974
          94,914  IDEX CORPORATION<<                                                                                     2,898,674
          72,874  INGRAM MICRO INCORPORATED+                                                                             1,235,943
         177,846  INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                         22,276,990
         275,024  INVENTEC COMPANY LIMITED                                                                                 148,197
          22,000  ISEKI & COMPANY LIMITED+                                                                                  57,156
           8,106  IT HOLDINGS CORPORATION                                                                                   95,912
          42,000  JAPAN STEEL WORKS                                                                                        393,997
          32,000  JESS LINK PRODUCTS COMPANY LIMITED                                                                        90,122
         145,500  JOHNSON ELECTRIC HOLDINGS LIMITED                                                                         71,255
          46,824  JOY GLOBAL INCORPORATED                                                                                2,388,024
          38,519  KAYDON CORPORATION                                                                                     1,446,003
           2,500  KCI KONECRANES OYJ                                                                                        65,942
         259,900  KENCANA PETROLEUM BERHAD                                                                                 107,293
           9,000  KITZ CORPORATION                                                                                          40,035
         104,430  KOMATSU LIMITED                                                                                        1,945,789
           6,600  KOMORI CORPORATION                                                                                        68,432
           9,500  KONAMI CORPORATION                                                                                       156,735
         132,865  KUBOTA CORPORATION                                                                                     1,087,723
           3,100  KURODA ELECTRIC COMPANY LIMITED                                                                           42,926
          44,549  LARSEN & TOUBRO LIMITED                                                                                1,561,158
          61,584  LENNOX INTERNATIONAL INCORPORATED                                                                      2,755,884
         596,000  LENOVO GROUP LIMITED                                                                                     359,037
          35,300  LEXMARK INTERNATIONAL INCORPORATED+                                                                    1,325,515
          28,650  LG PHILLIPS LCD COMPANY LIMITED+                                                                       1,044,463
         327,375  LITE-ON TECHNOLOGY CORPORATION                                                                           370,516
          11,000  MAKINO MILLING MACHINE COMPANY LIMITED                                                                    66,141
          13,701  MAKITA CORPORATION                                                                                       374,866
           5,198  MAN AG                                                                                                   442,653
         174,348  MANITOWOC COMPANY INCORPORATED<<                                                                       2,079,972
           2,000  MAX COMPANY LIMITED                                                                                       19,784
          20,000  MEIDENSHA CORPORATION                                                                                     80,175
           3,000  MEITEC CORPORATION                                                                                        53,964
           2,000  MELCO HOLDINGS INCORPORATED                                                                               53,806
           7,085  METSO OYJ                                                                                                220,862
          93,500  MICROS SYSTEMS INCORPORATED+<<                                                                         3,197,700
           8,100  MISUMI GROUP INCORPORATED                                                                                150,572
          26,285  MISYS PLC                                                                                                 84,919
          90,131  MITAC INTERNATIONAL CORPORATION                                                                           34,803
         232,000  MITSUBISHI ELECTRIC CORPORATION                                                                        1,886,246
         369,000  MITSUBISHI HEAVY INDUSTRIES LIMITED                                                                    1,342,870
           6,300  MITSUI HIGH-TEC INCORPORATED                                                                              44,851
           3,000  MIURA COMPANY LIMITED                                                                                     69,787
             500  MODEC INCORPORATED                                                                                         8,194
          11,000  MORI SEIKI COMPANY LIMITED                                                                               110,363
          10,000  NABTESCO CORPORATION                                                                                     131,179
          35,000  NACHI-FUJIKOSHI CORPORATION                                                                               93,402
          59,083  NATIONAL OILWELL VARCO INCORPORATED                                                                    2,252,835
          75,785  NCR CORPORATION+<<                                                                                     1,006,425
           1,418  NEOPOST SA                                                                                               101,935
             900  NETUREN COMPANY LIMITED                                                                                    6,213
          11,600  NIDEC CORPORATION                                                                                      1,054,756
           6,000  NIPPON THOMPSON COMPANY LIMITED                                                                           37,186
             700  NITTO KOHKI COMPANY LIMITED                                                                               13,483
          17,300  NOMURA RESEARCH INSTITUTE LIMITED                                                                        389,281
          36,123  NORDSON CORPORATION                                                                                    2,406,875
          68,000  NTN CORPORATION                                                                                          286,845
         110,890  NUANCE COMMUNICATIONS INCORPORATED+<<                                                                  1,889,011
          58,491  OIL STATES INTERNATIONAL INCORPORATED+                                                                 2,283,489
           2,380  OILES CORPORATION                                                                                         34,582
           1,500  OKAYA & COMPANY LIMITED                                                                                   14,443

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
          15,000  OKUMA CORPORATION                                                                            $            89,993
           1,000  ORGANO CORPORATION                                                                                         6,792
           3,095  ORMAT INDUSTRIES                                                                                          21,298
           9,500  OSG CORPORATION                                                                                           98,445
           2,063  OUTOTEC OYJ                                                                                               63,629
          76,100  PARKER HANNIFIN CORPORATION                                                                            4,677,106
             956  PASON SYSTEMS INCORPORATED                                                                                10,065
          43,937  PENTAIR INCORPORATED<<                                                                                 1,509,675
          98,300  PITNEY BOWES INCORPORATED<<                                                                            2,225,512
           3,061  PRAKTIKER BAU- UND HEIMWERKERMAERKTE AG                                                                   24,705
           1,108  RAMIRENT OYJ+                                                                                              9,711
           1,852  RHEINMETALL BERLIN                                                                                       105,199
          79,565  RICOH COMPANY LIMITED                                                                                  1,132,016
             164  RIETER HOLDING AG                                                                                         39,355
           3,700  RISO KAGAKU CORPORATION                                                                                   37,516
         272,159  RITEK CORPORATION+                                                                                        68,654
          65,081  RIVERBED TECHNOLOGY INCORPORATED+                                                                      1,739,615
           8,000  RYOBI LIMITED                                                                                             26,858
          62,763  SAGE GROUP PLC                                                                                           214,443
         187,000  SANYO ELECTRIC COMPANY LIMITED+                                                                          271,467
           1,100  SATO CORPORATION                                                                                          12,102
           1,005  SCHINDLER HOLDING SA                                                                                      78,137
         232,525  SEAGATE TECHNOLOGY HOLDINGS+                                                                           3,571,584
          20,800  SEIKO EPSON CORPORATION                                                                                  287,989
          44,000  SHIHLIN ELECTRIC                                                                                          49,179
           2,500  SHIMA SEIKI MANUFACTURING LIMITED                                                                         59,488
         188,000  SINTEK PHOTRONIC CORPORATION+                                                                            102,876
           5,500  SINTOKOGIO LIMITED                                                                                        40,284
             976  SKF AB+                                                                                                   17,020
           6,100  SMC CORPORATION                                                                                          781,078
         116,776  SMITH INTERNATIONAL INCORPORATED                                                                       4,386,107
         299,590  SONUS NETWORKS INCORPORATED+<<                                                                           778,934
           3,670  SPIRAX-SARCO ENGINEERING PLC                                                                              75,447
          24,100  SPX CORPORATION                                                                                        1,424,310
          73,102  STANLEY BLACK & DECKER INCORPORATED                                                                    4,078,361
          60,000  SUMITOMO HEAVY INDUSTRIES LIMITED                                                                        338,384
          89,769  SUZLON ENERGY LIMITED+                                                                                   117,046
           9,000  TADANO LIMITED                                                                                            41,028
          12,800  TDK CORPORATION                                                                                          743,395
          59,676  TECH DATA CORPORATION+                                                                                 2,425,829
          89,000  TECHTRONIC INDUSTRIES COMPANY                                                                             77,420
           8,000  TECMO KOEI HOLDINGS COMPANY LIMITED                                                                       53,846
          79,250  TERADATA CORPORATION+                                                                                  2,531,245
          11,575  THERMAX INDIA LIMITED                                                                                    174,106
          12,200  THK COMPANY LIMITED                                                                                      247,385
          40,597  TORO COMPANY<<                                                                                         2,171,534
          10,000  TOSHIBA MACHINE COMPANY LIMITED                                                                           40,277
           6,000  TOYO KANETSU K K                                                                                          10,012
          42,632  TRACTOR SUPPLY COMPANY                                                                                 2,888,744
          11,000  TSUBAKIMOTO CHAIN COMPANY                                                                                 47,594
           2,000  UCHIDA YOKO COMPANY LIMITED                                                                                5,245
             500  UNION TOOL COMPANY                                                                                        12,738
         163,083  UNITED TRACTORS TBK PT                                                                                   312,649
          59,276  VARIAN MEDICAL SYSTEMS INCORPORATED+<<                                                                 2,969,135
          32,235  WATSCO INCORPORATED                                                                                    1,887,359
          50,303  WESCO INTERNATIONAL INCORPORATED+<<                                                                    1,881,332
           1,542  WINCOR NIXDORF AG                                                                                         91,225
         212,566  WISTRON CORPORATION                                                                                      348,743
          66,356  WOODWARD GOVERNOR COMPANY                                                                              1,904,417
           2,900  YAMAZEN CORPORATION                                                                                       11,688
         114,845  YIEH PHUI ENTERPRISE                                                                                      40,740
           5,698  ZARDOYA-OTIS SA                                                                                           73,422

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
          26,215  ZEBRA TECHNOLOGIES CORPORATION+<<                                                            $           720,913
                                                                                                                       220,632,675
                                                                                                               -------------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.53%
          25,673  ALLIANZ AG                                                                                             2,564,805
          49,650  ARTHUR J. GALLAGHER & COMPANY<<                                                                        1,225,859
           2,398  BALOISE HOLDING AG                                                                                       168,467
          26,836  BEAZLEY PLC                                                                                               43,597
           1,000  D CARNEGIE & COMPANY AB+(a)(i)                                                                             2,267
           2,305  GRUPO CATALANA OCCIDENTE SA                                                                               35,190
             438  HAREL INSURANCE INVESTMENTS & FINANCES LIMITED+                                                           20,726
           2,618  HOMESERVE PLC+                                                                                            79,641
          76,750  HUMANA INCORPORATED+                                                                                   3,534,338
           7,925  JARDINE LLOYD THOMPSON GROUP PLC                                                                          63,210
         322,616  LEGAL & GENERAL GROUP PLC                                                                                366,511
           4,000  LPI CAPITAL BHD                                                                                           18,377
          51,709  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                1,127,773
          12,600  MATSUI SECURITIES COMPANY LIMITED                                                                         83,863
           1,664  MENORAH MIVTACHIM HOLDINGS LIMITED+                                                                       19,349
          84,300  MILLEA HOLDINGS INCORPORATED                                                                           2,330,766
         110,838  QBE INSURANCE GROUP LIMITED                                                                            1,827,945
         121,617  STANDARD LIFE PLC                                                                                        317,073
          37,000  TOKYO TATEMONO COMPANY LIMITED                                                                           135,742
         282,061  TURKIYE GARANTI BANKASI AS                                                                             1,218,028
          36,511  UNIPOL SPA                                                                                                30,588
         154,753  UNUM GROUP                                                                                             3,574,794
          50,451  VERISK ANALYTICS INCORPORATED CLASS A+                                                                 1,526,143
           1,746  WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG                                                             72,241
                                                                                                                        20,387,293
                                                                                                               -------------------
INSURANCE CARRIERS: 3.70%
          33,934  ACE LIMITED                                                                                            1,668,195
          13,631  ADMIRAL GROUP PLC                                                                                        252,787
          81,365  AEGON NV                                                                                                 458,324
          47,800  AETNA INCORPORATED                                                                                     1,393,848
          49,900  AFLAC INCORPORATED                                                                                     2,210,570
          15,670  AKSIGORTA AS                                                                                              18,109
               5  ALLIANZ AG ADR                                                                                                50
          18,128  ALLIED WORLD ASSURANCE HOLDINGS                                                                          814,128
          54,627  ALLSTATE CORPORATION                                                                                   1,673,225
          34,801  AMERICAN FINANCIAL GROUP INCORPORATED                                                                    970,948
          23,157  AMLIN PLC                                                                                                124,958
         225,475  AMP LIMITED                                                                                            1,071,546
          23,352  ARCH CAPITAL GROUP LIMITED+                                                                            1,716,839
          39,905  ARGO GROUP INTERNATIONAL HOLDINGS LIMITED                                                              1,205,929
          70,667  ASSICURAZIONI GENERALI SPA                                                                             1,277,207
          52,712  ASSURANT INCORPORATED                                                                                  1,829,106
          62,816  ASSURED GUARANTY LIMITED                                                                               1,055,309
         144,062  AVIVA PLC                                                                                                661,003
         106,126  AXA ASIA PACIFIC HOLDINGS LIMITED                                                                        523,077
         105,713  AXA SA                                                                                                 1,719,842
          63,922  AXIS CAPITAL HOLDINGS LIMITED                                                                          1,943,229
          70,729  BANK OF CYPRUS PUBLIC COMPANY LIMITED                                                                    327,998
           3,321  BRIT INSURANCE HOLDINGS NV                                                                                36,113
          50,418  BROWN & BROWN INCORPORATED                                                                               988,193
          16,460  CATLIN GROUP LIMITED                                                                                      77,386
          63,615  CENTENE CORPORATION+                                                                                   1,451,694
          66,000  CHINA INSURANCE INTERNATIONAL HOLDINGS COMPANY LIMITED                                                   211,199
         137,176  CHINA LIFE INSURANCE COMPANY+                                                                            105,540
         903,000  CHINA LIFE INSURANCE COMPANY LIMITED CLASS H                                                           3,953,263

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
INSURANCE CARRIERS (continued)
         109,000  CHINA PACIFIC INSURANCE+                                                                     $           419,326
          36,836  CHUBB CORPORATION                                                                                      1,850,641
         126,580  CIGNA CORPORATION                                                                                      4,236,633
          67,934  CINCINNATI FINANCIAL CORPORATION                                                                       1,847,125
           1,836  CNP ASSURANCES                                                                                           127,801
          62,103  DELPHI FINANCIAL GROUP CLASS A                                                                         1,612,815
           3,402  DELTA LLOYD NV                                                                                            61,565
          24,658  DISCOVERY HOLDINGS LIMITED                                                                               113,327
           5,030  DONGBU INSURANCE COMPANY LIMITED+                                                                        139,723
          22,978  ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                     852,484
          13,890  ERIE INDEMNITY COMPANY<<                                                                                 637,134
             728  EULER HERMES SA                                                                                           45,895
          27,254  EVEREST REINSURANCE GROUP LIMITED                                                                      1,980,821
           1,000  FAIRFAX FINANCIAL HOLDINGS LIMITED                                                                       376,368
         103,103  FIDELITY NATIONAL TITLE GROUP INCORPORATED                                                             1,486,745
          57,456  FIRST AMERICAN CORPORATION                                                                             1,955,228
           1,751  FONDIARIA SAI SPA                                                                                         17,191
           1,309  FONDIARIA-SAI SPA                                                                                          8,911
           6,000  FUJI FIRE & MARINE INSURANCE COMPANY LIMITED                                                               8,512
         228,493  GENWORTH FINANCIAL INCORPORATED+                                                                       3,562,206
           6,000  GREAT EASTERN HOLDINGS LIMITED                                                                            68,199
          14,500  GREAT-WEST LIFECO INCORPORATED                                                                           357,815
           2,795  HANNOVER RUECKVERSICHERUNG AG                                                                            119,640
         179,382  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                         4,497,107
          50,160  HCC INSURANCE HOLDINGS INCORPORATED                                                                    1,257,511
          46,700  HEALTH NET INCORPORATED+                                                                               1,151,155
             249  HELVETIA HOLDING AG                                                                                       66,377
          56,935  HORACE MANN EDUCATORS CORPORATION                                                                        875,091
           8,230  HYUNDAI MARINE & FIRE INSURANCE COMPANY LIMITED+                                                         153,755
           3,839  INDUSTRIAL ALLIANCE INSURANCE & FINANCIAL SERVICES INCORPORATED                                          123,480
           2,500  INES CORPORATION                                                                                          17,454
         194,468  INSURANCE AUSTRALIA GROUP LIMITED                                                                        598,514
           4,404  INTACT FINANCIAL CORPORATION                                                                             189,777
          26,440  KOREA LIFE INSURANCE                                                                                     163,334
          10,787  KOREA REINSURANCE COMPANY+                                                                                79,929
          90,185  LEUCADIA NATIONAL CORPORATION+                                                                         1,976,855
          28,345  LIBERTY HOLDINGS LIMITED+                                                                                265,334
         141,060  LINCOLN NATIONAL CORPORATION                                                                           3,732,448
          92,300  MANULIFE FINANCIAL CORPORATION                                                                         1,541,842
          37,133  MAPFRE SA                                                                                                102,176
           4,774  MARKEL CORPORATION+<<                                                                                  1,649,656
         217,105  MBIA INCORPORATED+<<                                                                                   1,617,432
           9,857  MEDIOLANUM SPA                                                                                            40,522
          11,535  MERCURY GENERAL CORPORATION                                                                              498,427
          61,826  METLIFE INCORPORATED                                                                                   2,503,335
         163,839  MGIC INVESTMENT CORPORATION+<<                                                                         1,533,533
           8,878  MILANO ASSICURAZIONI SPA                                                                                  15,874
          57,365  MITSUI SUMITOMO INSURANCE GROUP HOLDINGS INCORPORATED                                                  1,398,962
         104,458  MONTPELIER RE HOLDINGS LIMITED                                                                         1,630,589
          10,925  MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG                                                          1,385,258
          42,251  NIB HOLDINGS LIMITED                                                                                      44,726
         298,020  OLD MUTUAL PLC                                                                                           488,259
         101,485  OLD REPUBLIC INTERNATIONAL CORPORATION                                                                 1,406,582
          38,176  PARTNERRE LIMITED                                                                                      2,784,939
         280,000  PICC PROPERTY & CASUALTY COMPANY LIMITED+                                                                256,296
         215,000  PING AN INSURANCE GROUP COMPANY OF CHINA LIMITED                                                       1,750,797
          65,669  PLATINUM UNDERWRITERS HOLDINGS LIMITED                                                                 2,417,276
          16,700  POWER CORPORATION OF CANADA/CANADA                                                                       435,907
          12,100  POWER FINANCIAL CORPORATION                                                                              337,223
           7,115  POWSZECHNY ZAKLAD UBEZPIECZE                                                                             749,487
         140,164  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                 3,811,059
          38,412  PROASSURANCE CORPORATION+                                                                              2,260,930
          69,400  PROGRESSIVE CORPORATION                                                                                1,359,546

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
INSURANCE CARRIERS (continued)
         114,927  PROTECTIVE LIFE CORPORATION<<                                                                $         2,473,229
          48,962  PRUDENTIAL FINANCIAL INCORPORATED                                                                      2,825,597
         135,714  PRUDENTIAL PLC                                                                                         1,058,007
          32,529  REINSURANCE GROUP OF AMERICA INCORPORATED                                                              1,527,887
          28,625  RENAISSANCERE HOLDINGS LIMITED                                                                         1,547,468
          22,495  RLI CORPORATION                                                                                        1,239,924
         179,962  ROYAL & SUN ALLIANCE INSURANCE GROUP PLC                                                                 303,167
           4,875  SAMSUNG FIRE & MARINE INSURANCE COMPANY LIMITED+                                                         727,015
         209,282  SANLAM LIMITED                                                                                           648,282
               1  SANTAM LIMITED                                                                                                14
           8,211  SCOR REGROUPE                                                                                            158,159
          68,699  SELECTIVE INSURANCE GROUP INCORPORATED                                                                 1,071,704
           2,034  SOCIETA CATTOLICA DI ASSICURAZIONI - SOCIETA COOPERATIVA+                                                 50,416
           7,786  ST. JAMES'S PLACE PLC                                                                                     27,821
          65,345  STANCORP FINANCIAL GROUP INCORPORATED<<                                                                2,796,113
          16,400  STOREBRAND ASA                                                                                            87,932
          29,400  SUN LIFE FINANCIAL INCORPORATED                                                                          830,542
           1,964  SWISS LIFE HOLDING                                                                                       208,154
          17,936  SWISS REINSURANCE                                                                                        726,301
          33,850  T&D HOLDINGS INCORPORATED                                                                                786,778
          12,057  TAIWAN LIFE INSURANCE COMPANY LIMITED+                                                                    12,670
          54,624  THE TRAVELERS COMPANIES INCORPORATED                                                                   2,702,249
             650  TOPDANMARK AS+                                                                                            73,551
          36,987  TORCHMARK CORPORATION                                                                                  1,905,940
          30,246  TOWER AUSTRALIA GROUP LIMITED+                                                                            57,613
          44,831  TOWER GROUP INCORPORATED<<                                                                               982,247
          32,002  TRANSATLANTIC HOLDING INCORPORATED                                                                     1,505,054
           1,268  TRYGVESTA AS                                                                                              68,608
         122,700  UNITEDHEALTH GROUP INCORPORATED                                                                        3,566,889
          59,442  UNITRIN INCORPORATED<<                                                                                 1,586,507
          41,067  VALIDUS HOLDINGS LIMITED                                                                               1,008,606
          62,996  W.R. BERKLEY CORPORATION<<                                                                             1,717,271
           3,803  WHITE MOUNTAIN INSURANCE GROUP LIMITED<<                                                               1,242,820
          79,500  WILLIS GROUP HOLDINGS                                                                                  2,434,290
         160,744  XL CAPITAL LIMITED CLASS A                                                                             2,830,702
           2,204  YAPI KREDI SIGORTA AS+                                                                                    13,490
          19,223  ZURICH FINANCIAL SERVICES AG<<                                                                         1,716,890
                                                                                                                       141,314,381
                                                                                                               -------------------
LEISURE, SPORTING & RECREATION: 0.15%
           1,319  BENETEAU SA                                                                                               17,839
          93,845  CALLAWAY GOLF COMPANY<<                                                                                  790,175
         101,002  DICK'S SPORTING GOODS INCORPORATED+<<                                                                  2,879,567
          76,117  DILLARD'S INCORPORATED<<                                                                               2,183,797
         151,000  GENTING HONG KONG LIMITED+                                                                                25,036
                                                                                                                         5,896,414
                                                                                                               -------------------
LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION: 0.01%
          78,049  MACMAHON HOLDINGS LIMITED                                                                                 36,812
          24,000  TRANSPORT INTERNATIONAL HOLDINGS LIMITED                                                                  68,964
         106,339  TRANSURBAN GROUP                                                                                         391,641
                                                                                                                           497,417
                                                                                                               -------------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.05%
          10,694  BABCOCK INTERNATIONAL GROUP                                                                               88,201
           5,308  CANFOR CORPORATION+                                                                                       50,185
         160,195  LOUISIANA-PACIFIC CORPORATION+<<                                                                       1,361,658
          10,322  SINO-FOREST CORPORATION+                                                                                 176,937
           1,176  TECNICAS REUNIDAS SA                                                                                      56,679

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE (continued)
           8,910  TRAVIS PERKINS PLC                                                                           $           100,905
           1,275  WEST FRASER TIMBER COMPANY LIMITED                                                                        52,083
                                                                                                                         1,886,648
                                                                                                               -------------------
MANUFACTURING INDUSTRIES: 0.01%
          40,000  ABILITY ENTERPRISE COMPANY LIMITED                                                                        60,783
           4,800  ATS AUTOMATION TOOLING SYSTEMS INCORPORATED+                                                              32,885
             300  C UYEMURA & COMPANY LIMITED                                                                               13,111
          11,000  HONG LEONG ASIA LIMITED                                                                                   25,092
           7,973  JAIN IRRIGATION SYSTEMS LIMITED                                                                          175,570
          51,210  LITE-ON IT CORPORATION                                                                                    57,004
          44,000  MINTH GROUP LIMITED                                                                                       57,151
           3,100  SHIN-ETSU POLYMER COMPANY LIMITED                                                                         19,342
           1,300  TORISHIMA PUMP MANUFACTURING COMPANY LIMITED                                                              22,267
                                                                                                                           463,205
                                                                                                               -------------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.47%
           6,825  AGFA-GEVAERT NV                                                                                           43,588
          50,000  AGILENT TECHNOLOGIES INCORPORATED+                                                                     1,618,000
          43,204  ALLERGAN INCORPORATED                                                                                  2,600,449
           6,310  ARCADIS NV                                                                                               109,489
          53,489  ARCELORMITTAL                                                                                          1,614,531
             600  AS ONE CORPORATION                                                                                        10,691
          42,496  ASPEN PHARMACARE HOLDINGS LIMITED                                                                        445,168
          32,603  BECKMAN COULTER INCORPORATED                                                                           1,872,716
          31,282  BECTON DICKINSON & COMPANY                                                                             2,230,407
          22,354  BIO-RAD LABORATORIES INCORPORATED+                                                                     2,091,664
          26,000  BIOSENSORS INTERNATIONAL GROUP LIMITED+                                                                   14,739
         156,500  BOSTON SCIENTIFIC CORPORATION+                                                                           946,825
         102,800  CELERA CORPORATION+<<                                                                                    726,796
          64,414  CEPHEID INCORPORATED+<<                                                                                1,151,722
           6,615  COCHLEAR LIMITED                                                                                         408,960
          47,318  COGNEX CORPORATION                                                                                       903,301
           1,105  COLOPLAST AS CLASS B                                                                                     113,066
           6,535  COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS+                                                             146,984
           2,700  COSEL COMPANY LIMITED+                                                                                    35,710
          44,494  CR BARD INCORPORATED                                                                                   3,602,679
          34,597  DANAHER CORPORATION                                                                                    2,746,310
          68,877  DENTSPLY INTERNATIONAL INCORPORATED<<                                                                  2,233,681
         348,302  EASTMAN KODAK COMPANY+<<                                                                               1,964,423
             816  ELBIT IMAGING LIMITED+                                                                                    12,746
           4,123  ELEKTA AB CLASS B                                                                                         98,934
          28,730  ESCO TECHNOLOGIES INCORPORATED                                                                           751,864
           3,600  ESPEC CORPORATION                                                                                         24,790
          11,377  ESSILOR INTERNATIONAL SA CIE GENERALE D'OPTIQUE                                                          642,202
          34,568  ESTERLINE TECHNOLOGIES CORPORATION+                                                                    1,854,919
             331  FIELMANN AG                                                                                               24,686
          48,512  FISHER & PAYKEL HEALTHCARE CORPORATION                                                                   106,478
          70,784  FLIR SYSTEMS INCORPORATED+<<                                                                           2,016,636
          57,204  FORMFACTOR INCORPORATED+<<                                                                               736,215
          51,922  FOSSIL INCORPORATED+                                                                                   1,947,075
          49,100  FUJIFILM HOLDINGS CORPORATION                                                                          1,446,169
           1,200  FUKUDA DENSHI COMPANY LIMITED                                                                             27,844
           9,244  GETINGE AB                                                                                               181,796
          40,000  GOLDEN MEDITECH COMPANY LIMITED                                                                            7,550
          30,148  HAEMONETICS CORPORATION+                                                                               1,626,183
          15,334  HALMA PLC                                                                                                 54,873
             900  HIOKI EE CORPORATION                                                                                      17,371
           1,100  HOGY MEDICAL COMPANY LIMITED                                                                              54,617
           5,153  INTUITIVE SURGICAL INCORPORATED+                                                                       1,663,234

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
          46,954  ITRON INCORPORATED+<<                                                                        $         3,129,954
          53,000  KONICA MINOLTA HOLDINGS INCORPORATED                                                                     579,249
          20,244  LARGAN PRECISION COMPANY LIMITED                                                                         324,491
          10,398  LUXOTTICA GROUP SPA                                                                                      246,594
          60,235  MASIMO CORPORATION                                                                                     1,333,603
         116,623  MEDTRONIC INCORPORATED                                                                                 4,569,289
          16,254  METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                             1,861,571
          25,822  MILLIPORE CORPORATION+                                                                                 2,742,555
          11,000  MOCHIDA PHARMACEUTICAL COMPANY LIMITED                                                                    97,950
          72,568  NATIONAL INSTRUMENTS CORPORATION                                                                       2,335,964
           4,400  NIHON KOHDEN CORPORATION                                                                                  86,612
          37,700  NIKON CORPORATION                                                                                        721,003
           4,600  NIPRO CORPORATION                                                                                         84,640
          22,800  OLYMPUS CORPORATION                                                                                      584,030
           3,365  OLYMPUS CORPORATION ADR                                                                                   85,303
           6,341  ORION OYJ                                                                                                111,050
           5,000  OSAKI ELECTRIC COMPANY LIMITED                                                                            40,768
             800  PARAMOUNT BED COMPANY LIMITED                                                                             14,838
           3,500  PARIS MIKI INCORPORATED+                                                                                  26,844
          22,924  PHARMAXIS LIMITED+                                                                                        59,336
           2,781  PHONAK HOLDING AG                                                                                        299,227
          36,358  RESMED INCORPORATED+<<                                                                                 2,286,555
          67,200  ROCKWELL AUTOMATION INCORPORATED                                                                       3,590,496
          41,827  ROPER INDUSTRIES INCORPORATED<<                                                                        2,426,803
          26,000  SHIMADZU CORPORATION                                                                                     188,145
          14,168  SILEX SYSTEMS LIMITED+                                                                                    64,259
           9,655  SSL INTERNATIONAL PLC                                                                                    112,179
          64,205  STERIS CORPORATION                                                                                     2,043,645
             396  STRAUMANN HOLDING AG                                                                                      83,686
          42,908  STRYKER CORPORATION                                                                                    2,275,411
             600  TAMRON COMPANY LIMITED                                                                                     8,632
             201  TECAN GROUP AG                                                                                            11,760
          44,177  TECHNE CORPORATION                                                                                     2,674,917
          41,584  TELEDYNE TECHNOLOGIES INCORPORATED+                                                                    1,634,667
         231,108  TERADYNE INCORPORATED+<<                                                                               2,537,566
          19,700  TERUMO CORPORATION                                                                                       920,000
           5,000  TGS NOPEC GEOPHYSICAL COMPANY ASA                                                                         67,915
          57,200  THERMO FISHER SCIENTIFIC INCORPORATED+                                                                 2,977,832
          65,996  THORATEC CORPORATION+<<                                                                                2,895,245
           2,574  TITAN INDUSTRIES LIMITED                                                                                 122,409
           3,800  TOA MEDICAL ELECTRONICS COMPANY                                                                          214,234
           4,100  TOKYO SEIMITSU COMPANY LIMITED                                                                            62,721
           6,200  TOPCON CORPORATION                                                                                        32,065
          58,490  TRIMBLE NAVIGATION LIMITED+<<                                                                          1,680,418
          17,300  USHIO INCORPORATED                                                                                       268,554
          45,339  VEECO INSTRUMENTS INCORPORATED+<<                                                                      1,730,590
          45,065  WATERS CORPORATION+                                                                                    3,084,249
           1,196  WILLIAM DEMANT HOLDING+                                                                                   83,004
           6,000  YAMATAKE CORPORATION                                                                                     142,791
                                                                                                                        94,483,700
                                                                                                               -------------------
MEDIA - COMMUNICATION: 0.68%
           1,425  ANTENA 3 DE TELEVISION SA                                                                                  8,791
          36,497  APN NEWS & MEDIA LIMITED                                                                                  67,239
           2,449  ASTRAL MEDIA INCORPORATED                                                                                 83,286
         121,700  BEC WORLD PCL                                                                                             87,850
         126,623  DIRECTV+                                                                                               4,772,421
          62,743  DISCOVERY COMMUNICATIONS INCORPORATED+                                                                 2,362,901
          63,779  DISCOVERY COMMUNICATIONS INCORPORATED CLASS A+                                                         2,024,345
          82,379  DREAMWORKS ANIMATION SKG INCORPORATED CLASS A+                                                         2,445,833
           3,000  ESUN HOLDINGS LIMITED+                                                                                       406
              61  FUJI TELEVISION NETWORK INCORPORATED                                                                      87,211

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
MEDIA - COMMUNICATION (continued)
           5,315  GESTEVISION TELECINCO SA                                                                     $            53,485
         193,444  NEWS CORPORATION CLASS A                                                                               2,553,461
          45,186  NEWS CORPORATION CLASS B<<                                                                               694,057
             500  NIPPON TELEVISION NETWORK CORPORATION                                                                     67,589
          41,433  PUBLISHING & BROADCASTING LIMITED                                                                        108,344
          17,723  SKY NETWORK TELEVISION LIMITED                                                                            56,439
          63,863  TEN NETWORK HOLDINGS LIMITED                                                                              94,862
         123,200  TIME WARNER INCORPORATED                                                                               3,817,968
           2,200  TOKYO BROADCASTING SYSTEM INCORPORATED                                                                    31,429
          16,466  TVN SA PLN                                                                                                85,800
         188,508  WALT DISNEY COMPANY                                                                                    6,299,937
          34,653  ZEE ENTERTAINMENT ENTERPRISES LIMITED                                                                    210,568
                                                                                                                        26,014,222
                                                                                                               -------------------
MEDICAL PRODUCTS: 0.39%
          84,300  BAXTER INTERNATIONAL INCORPORATED                                                                      3,559,989
          84,033  HILL-ROM HOLDINGS INCORPORATED                                                                         2,342,840
          59,984  ILLUMINA INCORPORATED+<<                                                                               2,521,727
          40,461  INVACARE CORPORATION<<                                                                                   966,613
          42,813  NUVASIVE INCORPORATED+<<                                                                               1,681,267
          74,085  OWENS & MINOR INCORPORATED                                                                             2,212,919
          67,611  PSS WORLD MEDICAL INCORPORATED+<<                                                                      1,548,968
                                                                                                                        14,834,323
                                                                                                               -------------------
MEMBERSHIP ORGANIZATIONS: 0.00%
          53,000  CENT PATTANA PUBLIC COMPANY                                                                               30,932
           3,000  DESCENTE LIMITED                                                                                          16,503
          10,697  INVOCARE LIMITED                                                                                          53,496
          13,014  IRISH LIFE & PERMAMENT GROUP HOLDINGS PLC                                                                 30,676
                                                                                                                           131,607
                                                                                                               -------------------
METAL FABRICATE, HARDWARE: 0.04%
           1,700  ASAHI HOLDINGS INCORPORATED                                                                               31,864
          30,300  CHART INDUSTRIES INCORPORATED+                                                                           558,126
         128,000  CHINA ZHONGWANG HOLDINGS LIMITED                                                                          92,242
           9,000  JFE SHOJI HOLDINGS INCORPORATED                                                                           41,508
           3,001  MARTINREA INTERNATIONAL INCORPORATED+                                                                     21,444
          13,000  SHIN ZU SHING COMPANY LIMITED                                                                             44,705
             500  SHINWA COMPANY LIMITED NAGOYA                                                                              5,524
          22,440  SILGAN HOLDINGS INCORPORATED                                                                             640,213
           1,100  TOCALO COMPANY LIMITED                                                                                    20,625
           1,430  VIOHALCO SA                                                                                                6,013
                                                                                                                         1,462,264
                                                                                                               -------------------
METAL MINING: 1.61%
           8,222  AGNICO EAGLE MINES LIMITED                                                                               481,179
           4,367  ALAMOS GOLD INCORPORATED                                                                                  62,949
           1,424  ALEXANDRIA MINERAL OILS COMPANY                                                                           10,369
         244,013  ALUMINA LIMITED                                                                                          342,515
          28,345  ANDEAN RESOURCES LIMITED+                                                                                 77,101
         392,674  ANEKA TAMBANG TBK PT                                                                                      81,458
           8,786  ANGLO PLATINUM LIMITED                                                                                   884,213
          47,455  ANGLOGOLD ASHANTI LIMITED                                                                              1,988,583
          38,947  AQUARIUS PLATINUM LIMITED                                                                                213,869
          13,928  AQUILA RESOURCES LIMITED+                                                                                104,687
           2,580  ASSORE LIMITED                                                                                           228,279
           6,389  AURIZON MINES LIMITED+                                                                                    30,962
          19,101  AVOCA RESOURCES LIMITED+                                                                                  34,511

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
METAL MINING (continued)
          55,700  BARRICK GOLD CORPORATION                                                                     $         2,342,004
          19,334  BHARAT FORGE LIMITED                                                                                     109,218
          12,500  BOLIDEN AB                                                                                               148,341
          20,600  CAMECO CORPORATION                                                                                       502,668
          66,898  CENTAMIN EGYPT LIMITED+                                                                                  145,261
          13,776  CENTERRA GOLD INC COM+                                                                                   165,982
          28,363  CGA MINING LIMITED+                                                                                       62,116
         156,000  CHINA MINING RESOURCES GROUP LIMITED+                                                                      4,184
         278,043  CHINA RARE EARTH HOLDINGS LIMITED                                                                         60,490
          19,009  CIA DE MINAS BUENAVENTURA SA+                                                                            691,085
          55,075  CIA MINERA MILPO SA                                                                                      144,196
         167,646  CIA VALE DO RIO DOCE                                                                                   4,523,231
         129,000  CITIC PACIFIC LIMITED                                                                                    235,222
          59,124  CLIFFS NATURAL RESOURCES INCORPORATED                                                                  3,302,667
          38,864  COAL OF AFRICA LIMITED+                                                                                   60,626
         104,939  COEUR D'ALENE MINES CORPORATION+<<                                                                     1,584,579
             629  COMPASS RESOURCES NL(a)(i)                                                                                     0
           8,600  CONS THOMPSON IRON MINES LIMITED+                                                                         66,600
           3,294  DETOUR GOLD CORPORATION+                                                                                  70,268
          32,617  EASTERN PLATINUM LIMITED+                                                                                 36,572
          30,770  ELDORADO GOLD CORPORATION                                                                                523,944
          28,674  EQUINOX MINERALS LIMITED+                                                                                 99,449
             304  ERAMET                                                                                                    83,097
          13,254  EURASIAN NATURAL RESOURCES CORPORATION                                                                   190,484
           6,327  EUROPEAN GOLDFIELDS LIMITED+                                                                              37,695
           8,718  EXXARO RESOURCES LIMITED                                                                                 125,894
         123,504  FORTESCUE METALS GROUP LIMITED+                                                                          431,829
         103,500  FOSUN INTERNATIONAL                                                                                       67,354
           6,007  FRANCO-NEVADA CORPORATION                                                                                171,237
          59,760  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                    4,186,188
           7,329  FRESNILLO PLC                                                                                             95,072
          32,774  GABRIEL RESOURCES LIMITED+                                                                               122,700
           6,192  GAMMON LAKE RESOURCES INCORPORATED+                                                                       45,599
          42,268  GINDALBIE METALS LIMITED+                                                                                 38,011
          88,354  GOLD FIELDS LIMITED                                                                                    1,213,416
          41,936  GOLDCORP INCORPORATED                                                                                  1,805,113
          13,559  GOLDEN STAR RESOURCES LIMITED+                                                                            57,204
         416,859  GRUPO MEXICO SAB DE CV                                                                                   989,649
          47,245  HARMONY GOLD MINING COMPANY LIMITED                                                                      458,293
         317,593  HECLA MINING COMPANY+<<                                                                                1,708,650
         141,841  HINDALCO INDUSTRIES LIMITED                                                                              458,002
           6,164  HUDBAY MINERALS INCORPORATED+                                                                             69,934
          22,249  IAMGOLD CORPORATION                                                                                      384,558
          34,785  ILUKA RESOURCES LIMITED+                                                                                 137,257
          77,789  IMPALA PLATINUM HOLDINGS LIMITED                                                                       1,961,848
           9,187  INDEPENDENCE GROUP NL                                                                                     35,313
          13,243  INDOPHIL RESOURCES NL+                                                                                    12,565
          10,423  INDUSTRIAS PENOLES SAB DE CV                                                                             195,991
           2,652  INMET MINING CORPORATION                                                                                 126,023
         247,428  INTERNATIONAL NICKEL INDONESIA TBK                                                                       103,659
          18,593  IVANHOE MINES LIMITED+                                                                                   270,839
         198,000  JIANGXI COPPER COMPANY LIMITED                                                                           396,878
         115,718  JSC MMC NORILSK NICKEL ADR<<                                                                           1,897,775
          10,160  KAZAKHMYS PLC                                                                                            172,363
          18,365  KGHM POLSKA MIEDZ SA                                                                                     533,349
           9,114  KINGSGATE CONSOLIDATED LIMITED                                                                            64,834
          36,369  KINROSS GOLD CORPORATION                                                                                 626,885
           1,674  KOREA ZINC COMPANY LIMITED                                                                               268,348
             260  LABRADOR IRON ORE ROYALTY INCOME FUND                                                                     11,760
          30,270  LAFARGE MALAYAN CEMENT BHD                                                                                59,768
          38,384  LAKE SHORE GOLD CORPORATION+                                                                             115,984
         110,078  LIHIR GOLD LIMITED                                                                                       367,117
           6,884  LONMIN PLC                                                                                               166,080

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
METAL MINING (continued)
          21,355  LUNDIN MINING CORPORATION+                                                                   $            79,544
           1,800  MATSUDA SANGYO COMPANY LIMITED                                                                            28,008
           2,676  MEDINET NASR HOUSING+                                                                                     15,172
          62,536  MINARA RESOURCES LIMITED                                                                                  38,392
          16,028  MINCOR RESOURCES NL                                                                                       23,195
           4,880  MINEFINDERS CORPORATION+                                                                                  43,032
          17,239  MIRABELA NICKEL LIMITED+                                                                                  31,163
          57,000  MITSUI MINING & SMELTING COMPANY LIMITED                                                                 163,248
           5,500  MITSUI MINING COMPANY LIMITED                                                                              9,576
         106,035  MOUNT GIBSON IRON LIMITED+                                                                               132,344
          36,942  MURCHISON METALS LIMITED+                                                                                 60,152
          19,186  NEW GOLD INCORPORATED+                                                                                   116,859
          47,794  NEWCREST MINING LIMITED                                                                                1,289,085
          66,564  NEWMONT MINING CORPORATION                                                                             3,582,474
           2,560  NEWMONT MINING CORPORATION OF CANADA LIMITED                                                             137,900
           1,380  NICOX SA+                                                                                                  4,409
          10,000  NIPPON DENKO COMPANY LIMITED                                                                              66,493
          79,000  NIPPON LIGHT METAL COMPANY LIMITED                                                                       109,228
           3,000  NITTETSU MINING COMPANY LIMITED                                                                           10,991
          21,975  NMDC LIMITED                                                                                             125,166
          27,423  NORTHAM PLATINUM LIMITED                                                                                 168,760
           2,200  NORTHERN DYNASTY MINERALS+                                                                                16,159
           4,131  NOVAGOLD RESOURCES INCORPORATED+                                                                          29,558
         306,000  OCEAN GRAND HOLDINGS LIMITED+(i)                                                                          39,687
          28,126  OM HOLDINGS LIMITED                                                                                       40,738
          15,082  OSISKO MINING CORPORATION+                                                                               151,336
          14,000  PACIFIC METALS COMPANY LIMITED                                                                           105,466
           5,599  PAN AMERICAN SILVER CORPORATION                                                                          140,028
          11,002  PIONEERS HOLDING                                                                                           7,912
          13,700  PUNCAK NIAGA HOLDING BHD                                                                                  10,165
           9,673  QUADRA FNX MINING LIMITED+                                                                               130,334
           4,767  RANDGOLD RESOURCES LIMITED                                                                               414,281
          15,500  REAL GOLD MINING LIMITED                                                                                  24,952
          46,637  RIO TINTO LIMITED                                                                                      2,658,317
          79,496  RIO TINTO PLC                                                                                          3,648,303
          18,371  RIVERSDALE MINING LIMITED+                                                                               141,713
          27,172  ROYAL GOLD INCORPORATED<<                                                                              1,362,404
          21,272  SALLY MALAY MINING LIMITED                                                                                38,313
           2,100  SEABRIDGE GOLD INCORPORATED+                                                                              73,073
          11,996  SEMAFO INCORPORATED+                                                                                      78,651
          55,179  SESA GOA LIMITED                                                                                         439,834
          13,540  SHERRITT INTERNATIONAL CORPORATION                                                                        85,686
           3,223  SILVER STANDARD RESOURCES INCORPORATED+                                                                   58,127
          19,941  SILVER WHEATON CORPORATION+                                                                              378,204
           8,391  SILVERCORP METALS INCORPORATED                                                                            61,553
           3,244  SOCIEDAD MINERA CERRO VERDE SA                                                                            76,558
           3,920  SOCIEDAD MINERA EL BROCAL SA                                                                              53,865
          28,766  SOUTHERN COPPER CORPORATION<<                                                                            848,022
          53,000  STRAITS ASIA RESOURCES LIMITED                                                                            68,165
          11,000  SUMITOMO LIGHT METAL INDUSTRIES LIMITED                                                                   12,124
          55,000  SUMITOMO METAL MINING COMPANY LIMITED                                                                    766,573
           2,700  SUMITOMO TITANIUM CORPORATION                                                                             88,899
          42,782  SUNDANCE RESOURCES LIMITED AUSTRALIA+                                                                      4,805
           6,222  SYLVANIA RESOURCES LIMITED+                                                                                5,210
           8,732  TASEKO MINES LIMITED+                                                                                     45,967
          25,108  TECK COMINCO INCORPORATED LIMITED                                                                        854,111
           6,878  THOMPSON CREEK METALS COMPANY INCORPORATED+                                                               67,512
           3,000  TOHO TITANIUM COMPANY LIMITED                                                                             59,061
          47,000  TON YI INDUSTRIAL CORPORATION                                                                             18,962
         110,396  VOLCAN CIA MINERA SAA                                                                                    119,882
          13,015  WESTERN AREAS NL                                                                                          43,494
         111,508  XSTRATA PLC                                                                                            1,618,821
          40,068  YAMANA GOLD INCORPORATED                                                                                 430,605

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
METAL MINING (continued)
         476,000  ZIJIN MINING GROUP COMPANY LIMITED CLASS H                                                   $           351,286
                                                                                                                        61,587,900
                                                                                                               -------------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.48%
           3,050  ABER DIAMOND CORPORATION+                                                                                 38,024
           9,417  AFRICAN RAINBOW MINERALS LIMITED+                                                                        214,462
         350,149  BHP BILLITON LIMITED                                                                                  11,358,883
          45,853  BOART LONGYEAR GROUP                                                                                     108,395
          10,494  BRADKEN LIMITED                                                                                           64,540
           3,036  CORRIENTE RESOURCES INCORPORATED+                                                                         24,694
           1,265  DENISON MINES CORPORATION+                                                                                 1,719
          29,000  DOWA MINING COMPANY LIMITED                                                                              150,802
         101,100  DYNASTY CERAMIC PCL                                                                                      114,128
          10,481  EXTRACT RESOURCES LIMITED+                                                                                64,262
           7,045  FIRST QUANTUM MINERALS LIMITED                                                                           375,962
           2,626  HINDUSTAN ZINC LIMITED                                                                                    55,052
             203  INDUSTREA LIMITED                                                                                             57
         123,511  LYNAS CORPORATION LIMITED+                                                                                52,003
          20,394  MINERAL RESOURCES LIMITED                                                                                120,753
         144,000  MITSUBISHI MATERIALS CORPORATION                                                                         383,945
         277,000  MONGOLIA ENERGY COMPANY LIMITED+                                                                         100,499
          15,900  NORTHGATE MINERALS CORPORATION+                                                                           46,534
         309,228  OZ MINERALS LIMITED                                                                                      282,123
           6,433  PETROPAVLOVSK PLC                                                                                        110,982
          17,000  POTASH CORPORATION OF SASKATCHEWAN                                                                     1,686,916
          10,880  RED BACK MINING INCORPORATED+                                                                            277,583
         125,356  ST BARBARA LIMITED+                                                                                       32,549
           3,800  STRAITS RESOURCES LIMITED                                                                                  4,028
          41,622  UNITED PHOSPHORUS LIMITED                                                                                152,202
          18,762  URANIUM ONE INCORPORATED+                                                                                 38,686
          51,945  VULCAN MATERIALS COMPANY<<                                                                             2,622,184
                                                                                                                        18,481,967
                                                                                                               -------------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.48%
           5,196  AALBERTS INDUSTRIES NV                                                                                    63,784
           1,791  AHLSTROM OYJ                                                                                              24,349
          18,100  ALFA LAVAL AB                                                                                            227,710
         413,000  ALLIANCE GLOBAL GROUP INCORPORATED+                                                                       49,628
           5,200  AMANO CORPORATION                                                                                         43,587
           5,981  AREVA T&D INDIA LIMITED                                                                                   36,662
           5,638  CHEIL INDUSTRIES INCORPORATED+                                                                           384,289
          76,430  CIPLA LIMITED INDIA                                                                                      525,462
           4,800  CMK CORPORATION                                                                                           28,344
          12,635  COOKSON GROUP PLC                                                                                         86,261
          10,280  CUMMINS INDIA LIMITED                                                                                    123,858
          37,217  DABUR INDIA LIMITED                                                                                      148,001
          14,236  DAEWOO INTERNATIONAL CORPORATION+                                                                        368,235
           7,000  DELONG HOLDINGS LIMITED+                                                                                   1,914
           5,736  ELSWEDY CABLES HOLDING COMPANY                                                                            64,017
          43,992  EXIDE INDUSTRIES LIMITED+                                                                                110,981
          36,531  FUTURIS CORPORATION LIMITED+                                                                              31,109
       1,107,607  GENERAL ELECTRIC COMPANY                                                                              18,109,374
          35,200  GIANT MANUFACTURING COMPANY LIMITED                                                                      104,849
          62,243  GINTECH ENERGY CORPORATION                                                                               156,265
           6,500  GLORY LIMITED                                                                                            145,815
           9,236  GRASIM INDUSTRIES LIMITED                                                                                367,547
          28,791  GWA INTERNATIONAL LIMITED                                                                                 75,158
          10,381  HALFORDS GROUP                                                                                            73,478
          56,146  HASBRO INCORPORATED                                                                                    2,254,262
          86,000  HENGAN INTERNATIONAL GROUP COMPANY LIMITED                                                               620,880

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
          85,690  HILLENBRAND INCORPORATED                                                                     $         2,081,410
          20,176  HILLS INDUSTRIES LIMITED                                                                                  40,377
           2,543  HYOSUNG CORPORATION                                                                                      134,864
          14,858  IMI PLC                                                                                                  139,696
           2,200  INABA DENKI SANGYO COMPANY LIMITED                                                                        51,965
         153,906  INCITEC PIVOT LIMITED                                                                                    387,772
          39,367  INVENSYS PLC                                                                                             156,547
          24,000  IWATANI INTERNATIONAL CORPORATION                                                                         66,199
           2,900  JAPAN CASH MACHINE COMPANY LIMITED                                                                        23,520
          35,000  JVC KENWOOD HOLDINGS INCORPORATED+                                                                        13,680
          34,000  KANEMATSU CORPORATION+                                                                                    27,385
           3,500  KATO SANGYO COMPANY LIMITED                                                                               50,813
           1,354  KOOR INDUSTRIES LIMITED                                                                                   26,525
             626  KRONES AG                                                                                                 30,196
             469  LEONI AG                                                                                                   9,534
           5,360  LUPIN LIMITED                                                                                            210,107
          70,088  MARICO LIMITED+                                                                                          161,015
         168,695  MATTEL INCORPORATED                                                                                    3,653,934
           1,200  MITSUBISHI PENCIL COMPANY LIMITED                                                                         16,578
         188,000  MITSUI & COMPANY LIMITED                                                                               2,694,916
             263  MITSUI & COMPANY LIMITED ADR                                                                              76,004
          11,505  MORGAN CRUCIBLE COMPANY                                                                                   29,686
          13,000  NAGASE & COMPANY LIMITED                                                                                 139,092
             400  NAKANISHI INCORPORATED                                                                                    33,562
           9,139  NATIONAL ALUMINIUM COMPANY LIMITED                                                                        80,247
          23,479  NEW HOPE CORPORATION LIMITED                                                                              87,064
           9,000  NIKKISO COMPANY LIMITED                                                                                   65,046
          11,000  NIPPON CARBON COMPANY LIMITED                                                                             32,895
           4,000  NIPPON DENSETSU KOGYO COMPANY LIMITED                                                                     34,978
           6,559  NOBEL BIOCARE HOLDING AG                                                                                 124,516
         333,200  NOBLE GROUP LIMITED                                                                                      414,555
          43,739  ORKLA ASA                                                                                                302,240
           2,400  PIGEON CORPORATION                                                                                        80,859
               8  PILOT CORPORATION                                                                                         11,232
         242,445  RELIANCE INDUSTRIES LIMITED<<++                                                                        6,434,846
             386  RHI AG+                                                                                                   10,134
           1,670  RICHTER GEDEON PLC                                                                                       310,944
          14,781  SAMSUNG CORPORATION                                                                                      609,588
           4,800  SANRIO COMPANY LIMITED                                                                                    46,680
           1,200  SECO TOOLS                                                                                                13,818
          25,800  SEGA SAMMY HOLDINGS INCORPORATED                                                                         326,749
           2,000  SEKISUI JUSHI CORPORATION                                                                                 17,699
           8,400  SHIMANO INCORPORATED                                                                                     335,880
           3,781  SHREE PRECOATED STEELS LIMITED+                                                                            1,075
          48,405  SIEMENS AG                                                                                             4,355,005
         180,000  SINGAMAS CONTAINER HOLDING                                                                                30,072
         160,700  SOJITZ CORPORATION                                                                                       264,229
           3,922  SOLARWORLD AG                                                                                             41,285
           1,131  SULZER AG                                                                                                 93,972
           1,325  TIKKURILA OY                                                                                              24,487
           2,000  TOKAI CORPORATION                                                                                          8,535
           8,100  TOMY COMPANY LIMITED                                                                                      59,857
          81,100  TOTAL ACCESS GROUP, INCORPORATED                                                                          80,340
           3,700  TOYO CORPORATION                                                                                          36,711
          22,900  TOYOTA TSUSHO CORPORATION                                                                                316,633
          12,469  TRELLEBORG AB CLASS B                                                                                     73,986
             900  TRUSCO NAKAYAMA CORPORATION                                                                               13,323
           1,000  TSUKISHIMA KIKAI COMPANY LIMITED                                                                           6,859
          86,370  TYCO INTERNATIONAL LIMITED                                                                             3,125,730
          12,258  UNITED SPIRITS LIMITED                                                                                   315,283
          16,162  VIDEOCON INDUSTRIES LIMITED+                                                                              70,410
           3,839  WARTSILA OYJ CLASS B                                                                                     163,676
         106,954  WESFARMERS LIMITED                                                                                     2,601,918

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
          14,929  WOLSELEY PLC                                                                                 $           352,008
          87,945  WPG HOLDINGS COMPANY LIMITED                                                                             168,927
          66,230  WPP PLC                                                                                                  620,474
           2,000  YOKOHAMA REITO COMPANY                                                                                    13,914
           1,000  YOMEISHU SEIZO COMPANY LIMITED                                                                             9,297
          10,000  YUASA TRADING COMPANY LIMITED                                                                              8,728
             351  ZAKLADY AZOTOWE PULAWY SA                                                                                  6,871
                                                                                                                        56,684,771
                                                                                                               -------------------
MISCELLANEOUS RETAIL: 0.29%
          50,806  BARNES & NOBLE INCORPORATED<<                                                                          1,027,805
          15,200  CULTURE CONVENIENCE CLUB COMPANY LIMITED                                                                  68,227
           1,280  DOUGLAS HOLDING AG                                                                                        52,704
           1,100  FUJI COMPANY LIMITED                                                                                      18,578
              22  GEO COMPANY LIMITED                                                                                       24,868
           4,400  HEIWADO COMPANY LIMITED                                                                                   54,298
           6,422  HMV GROUP PLC                                                                                              5,485
         238,000  LI & FUNG LIMITED                                                                                      1,051,070
          50,843  MSC INDUSTRIAL DIRECT COMPANY<<                                                                        2,630,617
           3,324  N BROWN GROUP PLC                                                                                         12,039
         364,100  OFFICE DEPOT INCORPORATED+                                                                             2,111,780
          88,666  RENT-A-CENTER INCORPORATED+                                                                            2,147,491
           2,500  RYOHIN KEIKAKU COMPANY LIMITED                                                                           101,916
           1,375  STOCKMANN OYJ ABP                                                                                         43,597
         136,600  SUMITOMO CORPORATION                                                                                   1,481,937
           2,400  THE DAIEI INCORPORATED                                                                                    10,465
           2,000  THE MARUETSU INCORPORATED                                                                                  7,647
          19,700  UNY COMPANY LIMITED                                                                                      149,348
          70,975  WOOLWORTHS HOLDINGS LIMITED                                                                              215,525
                                                                                                                        11,215,397
                                                                                                               -------------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.49%
         290,942  ASCIANO GROUP                                                                                            390,319
          56,340  CON-WAY INCORPORATED                                                                                   1,916,687
           5,767  CONTAINER CORPORATION OF INDIA                                                                           152,346
          14,780  DSV A/S                                                                                                  217,801
          28,000  EVERGREEN INTERNATIONAL STORAGE & TRANSPORT CORPORATION                                                   19,908
           8,512  FORD OTOMOTIV SANAYI AS                                                                                   54,296
          19,000  FUKUYAMA TRANSPORTING COMPANY LIMITED                                                                     88,775
          11,000  GOODPACK LIMITED                                                                                          11,429
          78,621  HEARTLAND EXPRESS INCORPORATED                                                                         1,222,163
           4,600  HITACHI TRANSPORT SYSTEM LIMITED                                                                          64,206
          44,944  J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                              1,551,916
          59,348  LANDSTAR SYSTEM INCORPORATED<<                                                                         2,489,055
           3,167  MAINFREIGHT LIMITED                                                                                       13,301
          21,000  MITSUBISHI LOGISTICS CORPORATION                                                                         239,962
          29,280  MUNDRA PORT & SPECIAL ECONOMIC ZONE LIMITED                                                              421,462
           7,000  NIPPON KONPO UNYU SOKO COMPANY LIMITED                                                                    75,990
          33,646  OLD DOMINION FREIGHT LINE+<<                                                                           1,199,143
          28,000  SANKYU INCORPORATED                                                                                      117,576
          13,000  SEINO HOLDINGS COMPANY LIMITED                                                                            89,792
           2,000  THE SHIBUSAWA WAREHOUSE COMPANY LIMITED                                                                    6,603
          98,600  UNITED PARCEL SERVICE INCORPORATED CLASS B                                                             6,188,136
          69,713  WERNER ENTERPRISES INCORPORATED                                                                        1,571,331
          46,700  YAMATO HOLDINGS COMPANY LIMITED                                                                          627,841
                                                                                                                        18,730,038
                                                                                                               -------------------
NETWORKING: 0.65%
          25,746  BLACK BOX CORPORATION                                                                                    759,250

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
NETWORKING (continued)
         217,051  BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                 $         1,182,928
         790,149  CISCO SYSTEMS INCORPORATED+                                                                           18,299,851
          36,670  F5 NETWORKS INCORPORATED+                                                                              2,579,001
          74,884  JUNIPER NETWORKS INCORPORATED+                                                                         1,993,412
                                                                                                                        24,814,442
                                                                                                               -------------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.81%
           8,400  AEON CREDIT SERVICE COMPANY LIMITED                                                                       81,320
          90,816  AMERICREDIT CORPORATION+<<                                                                             1,963,442
               1  APOLLO INVESTMENT CORPORATION                                                                                 10
           1,251  BANCA POPOLARE DELL'ETRURIA E DEL LAZIO                                                                    5,156
         359,197  CAPITAL SOURCE INCORPORATED                                                                            1,630,754
           9,852  CATTLES PLC(a)(i)                                                                                              0
          36,400  CEDYNA FINANCIAL CORPORATION                                                                              57,220
           6,100  CENTURY LEASING SYSTEM INCORPORATED                                                                       76,258
          48,005  CHALLENGER FINANCIAL SERVICES GROUP LIMITED                                                              150,751
         108,150  CIELO SA                                                                                                 916,227
          21,626  CREDIT SAISON COMPANY LIMITED                                                                            245,160
         254,349  DISCOVER FINANCIAL SERVICES                                                                            3,420,994
         153,800  FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                    4,232,576
          18,712  FINANSBANK AS TURKEY+                                                                                     64,305
         724,064  FIRST FINANCIAL HOLDING COMPANY LIMITED                                                                  370,983
         263,700  FOMENTO ECONOMICO MEXICANO SAB DE CV                                                                   1,114,547
           1,800  FUYO GENERAL LEASE COMPANY LIMITED                                                                        46,350
           5,122  GENWORTH MI CANADA INCORPORATED                                                                          119,679
           2,700  IBJ LEASING COMPANY LIMITED                                                                               46,995
         118,186  INFRASTRUCTURE DEVELOPMENT FINANCE COMPANY LIMITED                                                       392,962
          10,364  INTERNATIONAL PERSONAL FINANCE PLC                                                                        32,782
          13,485  MASTERCARD INCORPORATED CLASS A                                                                        2,720,868
           5,280  MITSUBISHI UFJ SECURITIES COMPANY LIMITED                                                                197,340
          10,580  ORIX CORPORATION                                                                                         806,364
         176,380  PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                 2,464,029
          14,236  POWER FINANCE CORPORATION LIMITED                                                                         88,134
          12,150  PROMISE COMPANY LIMITED                                                                                   83,828
           6,375  PROVIDENT FINANCIAL PLC                                                                                   74,440
             600  RICOH LEASING COMPANY LIMITED                                                                             13,182
           7,397  SAMSUNG CARD COMPANY LIMITED                                                                             293,731
          13,510  SHRIRAM TRANSPORT FINANCE COMPANY LIMITED                                                                161,332
         280,000  SINO UNION ENERGY INVESTMENT+                                                                             25,711
         224,200  SLM CORPORATION+                                                                                       2,490,862
           9,810  TAKEFUJI CORPORATION                                                                                      29,509
          47,994  TURKIYE HALK BANKASI AS                                                                                  318,033
          65,016  VISA INCORPORATED                                                                                      4,711,059
           3,790  WIRECARD AG                                                                                               38,894
          44,949  WRIGHT EXPRESS CORPORATION+                                                                            1,411,399
                                                                                                                        30,897,186
                                                                                                               -------------------
OIL & GAS EXPLORATION: 0.14%
          92,152  ATLAS ENERGY INCORPORATED                                                                              2,845,654
           2,365  BAYTEX ENERGY TRUST                                                                                       73,260
           4,522  BIRCHCLIFF ENERGY LIMITED+                                                                                40,004
          44,034  ENCANA CORP COM                                                                                        1,356,920
          23,505  GRAN TIERRA ENERGY INCORPORATED+                                                                         123,734
           3,100  NAL OIL & GAS TRUST                                                                                       33,286
           2,237  NIKO RESOURCE LIMITED                                                                                    219,087
           5,341  PA RESOURCES AB+                                                                                           4,677
           3,000  PETROBAKKEN ENERGY LIMITED                                                                                68,130
           1,769  PETROBRAS ENERGIA SA                                                                                      24,943

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
OIL & GAS EXPLORATION (continued)
         116,400  PTT EXPLORATION & PRODUCTION PCL                                                             $           509,507
                                                                                                                         5,299,202
                                                                                                               -------------------
OIL & GAS EXTRACTION: 4.31%
           2,949  ABAN OFFSHORE LIMITED                                                                                     45,065
           8,522  ADVANTAGE OIL & GAS LIMITED+                                                                              51,825
             520  ALTAGAS INCORPORATEDOME TRUST                                                                              8,395
          68,300  ANADARKO PETROLEUM CORPORATION                                                                         3,574,139
           2,300  AOC HOLDINGS INCORPORATED                                                                                 14,910
          35,293  APACHE CORPORATION                                                                                     3,160,135
          44,228  ARENA RESOURCES INCORPORATED+                                                                          1,454,217
           2,484  ARKEMA                                                                                                    89,221
          55,859  ARROW ENERGY NL+                                                                                         226,784
          66,476  ATWOOD OCEANICS INCORPORATED+                                                                          1,804,823
          41,681  AUSTRALIAN WORLDWIDE EXPLORATION LIMITED+                                                                 73,380
          10,655  BANKERS PETROLEUM LIMITED+                                                                                75,630
          52,096  BASF AG                                                                                                2,741,414
         103,685  BEACH PETROLEUM LIMITED                                                                                   66,613
          64,149  BERRY PETROLEUM COMPANY CLASS A<<                                                                      1,971,940
         189,860  BG GROUP PLC                                                                                           2,890,450
          17,769  BHARAT PETROLEUM CORPORATION LIMITED                                                                     215,073
          43,533  BILL BARRETT CORPORATION+<<                                                                            1,417,434
           3,117  BONAVISTA ENERGY TRUST                                                                                    70,787
           1,896  BOURBON SA                                                                                                74,229
       1,043,855  BP PLC                                                                                                 7,441,177
         130,225  BRIGHAM EXPLORATION COMPANY+                                                                           2,237,266
          48,013  CABOT OIL & GAS CORPORATION<<                                                                          1,665,571
          81,372  CAIRN INDIA LIMITED+                                                                                     504,317
             425  CALFRAC WELL SERVICES LIMITED                                                                              7,891
          10,780  CALTEX AUSTRALIA LIMITED                                                                                 101,403
          62,054  CANADIAN NATURAL RESOURCES LIMITED                                                                     2,158,682
          12,485  CANADIAN OIL SANDS TRUST                                                                                 334,191
          30,778  CARRIZO OIL & GAS INCORPORATED+                                                                          546,002
          13,536  CASTROL INDIA LIMITED                                                                                    108,810
          11,766  CELTIC EXPLORATION LIMITED+                                                                              108,448
          70,550  CHESAPEAKE ENERGY CORPORATION                                                                          1,576,087
             364  CIA ESPANOLA DE PETROLEOS SA                                                                               8,124
          36,949  CIMAREX ENERGY COMPANY                                                                                 2,715,013
       1,944,000  CNOOC LIMITED                                                                                          2,999,638
         260,000  CNPC (HONG KONG) LIMITED                                                                                 350,897
          12,400  CNX GAS CORPORATION+                                                                                     474,176
          82,457  COMPLETE PRODUCTION SERVICES INCORPORATED+                                                             1,072,766
          19,724  COMSTOCK RESOURCES INCORPORATED+                                                                         588,564
          36,093  CONCHO RESOURCES INCORPORATED+                                                                         1,878,641
          22,597  CONNACHER OIL AND GAS LIMITED+                                                                            31,993
          15,580  CONTINENTAL RESOURCES INCORPORATED+<<                                                                    734,753
           1,363  CORRIDOR RESOURCES INCORPORATED+                                                                           6,087
          67,000  COSMO OIL COMPANY LIMITED                                                                                190,649
          11,545  CRESCENT POINT ENERGY CORPORATION                                                                        427,836
           3,839  CREW ENERGY INC COM+                                                                                      64,531
           4,291  DANA PETROLEUM PLC+                                                                                       64,843
          40,123  DENBURY RESOURCES INCORPORATED+                                                                          660,023
          44,605  DEVON ENERGY CORPORATION                                                                               2,848,029
           8,849  DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                                 558,372
         102,500  DNO ASA+                                                                                                 122,866
          12,082  DRAGON OIL PLC+                                                                                           71,201
           4,826  ENERGY RESOURCES OF AUSTRALIA LIMITED                                                                     58,199
          25,459  ENERGY WORLD CORPORATION LIMITED+                                                                          9,193
           3,678  ENERPLUS RESOURCES                                                                                        81,186
         128,427  ENI SPA                                                                                                2,584,044
          27,675  ENQUEST PLC                                                                                               39,106
           5,878  ENSIGN ENERGY SERVICES INCORPORATED                                                                       73,950

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
OIL & GAS EXTRACTION (continued)
          32,848  EOG RESOURCES INCORPORATED                                                                   $         3,443,784
          66,169  EQT CORPORATION                                                                                        2,593,163
          90,955  ESSAR OIL LIMITED+                                                                                       237,120
          26,300  ESSO THAILAND PC THB4.9338 ALIEN MARKET                                                                    5,090
           3,641  ESTABLISSEMENTS MAUREL ET PROM                                                                            43,206
           1,661  FAIRBORNE ENERGY LIMITED+                                                                                  6,250
          44,404  FOREST OIL CORPORATION+                                                                                1,182,923
           1,236  FRED OLSEN ENERGY ASA                                                                                     36,033
           3,651  FUGRO NV                                                                                                 188,135
          60,780  GAIL INDIA LIMITED                                                                                       584,365
           1,079  GALLEON ENERGY INCORPORATED+                                                                               5,783
          11,515  GALP ENERGIA SGPS SA                                                                                     171,733
         131,800  GLOBAL INDUSTRIES LIMITED+<<                                                                             687,996
          30,676  GOODRICH PETROLEUM CORPORATION+<<                                                                        375,474
           5,054  GRUPA LOTOS SA+                                                                                           47,698
               1  HALLIBURTON COMPANY                                                                                           25
         130,882  HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                             1,425,305
          43,884  HELMERICH & PAYNE INCORPORATED<<                                                                       1,653,549
         153,965  HERCULES OFFSHORE INCORPORATED+<<                                                                        480,371
          13,000  HUSKY ENERGY INCORPORATED                                                                                325,247
           3,500  IDEMITSU KOSAN COMPANY LIMITED                                                                           256,184
          60,969  INDIAN OIL CORPORATION LIMITED                                                                           446,282
              97  INPEX HOLDINGS INCORPORATED                                                                              602,608
           8,964  IVANHOE ENERGY INCORPORATED+                                                                              20,442
           3,800  JAPAN PETROLEUM EXPLORATION COMPANY                                                                      172,385
          24,775  JOHN WOOD GROUP PLC                                                                                      118,810
          14,087  KAROON GAS AUSTRALIA LIMITED+                                                                             91,378
         162,896  KEY ENERGY SERVICES INCORPORATED+<<                                                                    1,557,286
          60,610  LUKOIL ADR<<                                                                                           2,933,524
          11,247  LUNDIN PETROLEUM AB+                                                                                      51,338
             303  MAJOR DRILLING GROUP INTERNATIONAL                                                                         6,734
          21,310  MANGALORE REFINERY & PETROCHEMICALS LIMITED                                                               30,197
           4,400  MULLEN GROUP LIMITED                                                                                      59,578
          16,885  NEW ZEALAND OIL & GAS LIMITED                                                                             16,113
          27,400  NEXEN INCORPORATED                                                                                       598,041
          24,935  NOBLE ENERGY INCORPORATED                                                                              1,483,383
          43,572  NORSK HYDRO ASA                                                                                          261,426
           3,905  NUVISTA ENERGY LIMITED                                                                                    40,594
         111,462  OCCIDENTAL PETROLEUM CORPORATION                                                                       9,196,730
          25,085  OCEANEERING INTERNATIONAL INCORPORATED+                                                                1,160,683
         416,900  OGX PETROLEO E GAS PARTICIPACOES SA+                                                                   3,690,458
          73,707  OIL & NATURAL GAS CORPORATION LIMITED                                                                  1,786,846
           5,784  OIL INDIA LIMITED                                                                                        156,172
          37,539  OIL REFINERIES LIMITED                                                                                    19,134
         103,396  OIL SEARCH LIMITED                                                                                       482,598
           9,020  OMV AG                                                                                                   295,586
           2,891  OPTI CANADA INCORPORATED+                                                                                  5,137
          87,592  ORIGIN ENERGY LIMITED                                                                                  1,100,066
          10,519  PACIFIC RUBIALES ENERGY CORPORATION                                                                      218,896
         145,303  PARKER DRILLING COMPANY+<<                                                                               698,907
          69,605  PATTERSON-UTI ENERGY INCORPORATED                                                                        976,558
             173  PAZ OIL COMPANY LIMITED                                                                                   24,140
           1,180  PBG SA                                                                                                    75,369
           6,204  PENGROWTH ENERGY TRUST                                                                                    59,069
           9,855  PENN WEST ENERGY TRUST                                                                                   189,253
           4,425  PETROBANK ENERGY & RESOURCES LIMITED+                                                                    183,828
       2,736,000  PETROCHINA COMPANY LIMITED                                                                             2,982,811
          12,521  PETROFAC LIMITED                                                                                         202,444
         143,965  PETROHAWK ENERGY CORPORATION+                                                                          2,768,447
         288,362  PETROLEO BRASILEIRO SA                                                                                 5,151,337
           8,368  PETROLEUM GEO-SERVICES ASA+                                                                               83,988
           2,982  PEYTO ENERGY TRUST                                                                                        39,783
          54,000  PIONEER NATURAL RESOURCES COMPANY                                                                      3,439,800

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
OIL & GAS EXTRACTION (continued)
          35,759  POLSKI KONCERN NAFTOWY ORLEN SA+                                                             $           408,503
           7,040  PRECISION DRILLING TRUST                                                                                  48,365
           5,137  PREMIER OIL PLC+                                                                                          86,209
          73,179  PRIDE INTERNATIONAL INCORPORATED+                                                                      1,812,644
           7,472  PROGRESS ENERGY RESOURCES CORPORATION                                                                     85,484
          11,150  PROSAFE ASA                                                                                               47,993
          12,855  PROVIDENT ENERGY TRUST                                                                                    90,268
         102,272  PTT AROMATICS & REFINING PCL (FOREIGN)                                                                    81,679
          87,400  PTT PCL (FOREIGN)                                                                                        649,694
          72,292  RANGE RESOURCES CORPORATION                                                                            3,249,525
         100,801  RELIANCE NATURAL RESOURCES LIMITED+                                                                      112,500
          41,610  REPSOL YPF SA                                                                                            850,198
           8,115  ROC OIL COMPANY LIMITED+                                                                                   2,332
         152,892  ROYAL DUTCH SHELL PLC CLASS B                                                                          3,847,152
          13,259  SAIPEM SPA                                                                                               409,095
           6,865  SAMRUDDHI CEMENT LIMITED(a)(i)                                                                            79,371
          82,854  SANTOS LIMITED                                                                                           865,494
         170,300  SAPURACREST PETROLEUM BHD                                                                                103,541
          12,269  SARAS SPA                                                                                                 24,581
          56,748  SASOL LIMITED                                                                                          2,047,064
             839  SAVANNA ENERGY SERVICES CORPORATION                                                                        4,823
         163,900  SCHLUMBERGER LIMITED<<                                                                                 9,202,985
             225  SCHOELLER-BLECKMANN OILFIELD EQUIPMENT AG                                                                 10,521
          21,986  SEACOR HOLDINGS INCORPORATED+<<                                                                        1,604,538
          14,252  SEADRILL LIMITED                                                                                         289,178
          20,000  SHOWA SHELL SEKIYU KK                                                                                    140,506
           2,543  SOCO INTERNATIONAL+                                                                                       58,561
          48,714  SOUTHWESTERN ENERGY COMPANY+                                                                           1,832,134
             846  STORM EXPLORATION INCORPORATED+                                                                            8,272
          34,592  SUPERIOR ENERGY SERVICES INCORPORATED+                                                                   752,722
           4,592  SUPERIOR PLUS CORPORATION                                                                                 57,378
         102,230  SURGUTNEFTEGAZ<<                                                                                         424,255
         295,275  SURGUTNEFTEGAZ ADR                                                                                     2,669,286
          43,651  SWIFT ENERGY COMPANY+                                                                                  1,206,950
          53,600  TALISMAN ENERGY INCORPORATED                                                                             913,197
         106,203  TETRA TECHNOLOGIES INCORPORATED+                                                                       1,068,402
          23,201  TIDEWATER INCORPORATED<<                                                                                 970,034
         122,063  TOTAL SA                                                                                               5,654,747
          44,860  TRANSOCEAN LIMITED+                                                                                    2,546,702
           6,146  TRICAN WELL SERVICE LIMITED                                                                               71,598
           2,600  TRINIDAD DRILLING LIMITED                                                                                 12,600
          48,089  TULLOW OIL PLC                                                                                           772,511
          70,344  ULTRA PETROLEUM CORPORATION+<<                                                                         3,237,231
          19,013  UTS ENERGY CORPORATION+                                                                                   41,733
           1,785  VERMILION ENERGY TRUST                                                                                    56,922
         100,612  WEATHERFORD INTERNATIONAL LIMITED+                                                                     1,420,641
          23,750  WHITING PETROLEUM CORPORATION+                                                                         1,988,113
                                                                                                                       164,676,814
                                                                                                               -------------------
PAPER & ALLIED PRODUCTS: 0.68%
          48,280  BEMIS COMPANY INCORPORATED                                                                             1,384,670
           2,512  CASCADES INCORPORATED                                                                                     15,945
           4,000  CHUETSU PULP & PAPER COMPANY LIMITED                                                                       6,781
          14,568  COMPANIA MANUFACTURERA DE PAPELES Y CARTONES SA+                                                         629,745
           2,817  CORPORATE EXPRESS AUSTRALIA LIMITED                                                                       13,306
          10,000  DAIO PAPER CORPORATION                                                                                    72,987
          15,849  DS SMITH PLC                                                                                              26,520
          18,315  FIBRIA CELULOSE SA+                                                                                      292,656
          16,000  HOKUETSU PAPER MILLS LIMITED                                                                              75,829
           2,500  HOLMEN AB CLASS B                                                                                         57,436
         185,200  INTERNATIONAL PAPER COMPANY                                                                            4,302,196
          11,000  JAPAN PULP & PAPER COMPANY LIMITED                                                                        36,357

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
PAPER & ALLIED PRODUCTS (continued)
          44,116  KIMBERLY-CLARK CORPORATION                                                                   $         2,677,841
          35,100  KIMBERLY-CLARK DE MEXICO SAB DE CV                                                                       190,180
         168,000  LEE & MAN PAPER MANUFACTURING LIMITED                                                                    126,734
             155  MAYR-MELNHOF KARTON AG                                                                                    13,454
          66,800  MEADWESTVACO CORPORATION                                                                               1,596,520
          15,000  MITSUBISHI PAPER MILLS LIMITED                                                                            17,364
          17,129  MONDI PLC                                                                                                103,091
           1,542  MONDI SWIECIE SA+                                                                                         30,635
         122,000  NINE DRAGONS PAPER HOLDINGS LIMITED                                                                      181,167
          11,500  NIPPON PAPER GROUP INCORPORATED                                                                          323,572
          98,822  OFFICEMAX INCORPORATED+<<                                                                              1,761,996
         113,000  OJI PAPER COMPANY LIMITED                                                                                531,372
          44,885  PACKAGING CORPORATION OF AMERICA                                                                         993,754
          60,182  PAPERLINX LIMITED                                                                                         34,248
          53,051  POTLATCH CORPORATION<<                                                                                 1,848,297
          23,000  RENGO COMPANY LIMITED                                                                                    133,933
          44,069  ROCK-TENN COMPANY CLASS A<<                                                                            2,267,791
          52,808  SAPPI LIMITED                                                                                            199,807
          26,000  SHIHLIN PAPER CORPORATION+                                                                                52,713
           6,101  SMURFIT KAPPA GROUP PLC                                                                                   46,612
          44,449  SONOCO PRODUCTS COMPANY                                                                                1,373,919
          28,100  STORA ENSO OYJ                                                                                           207,664
           1,000  SVENSKA CELLULOSA AB CLASS A+                                                                             11,522
          32,300  SVENSKA CELLULOSA AB CLASS B                                                                             371,441
         141,200  TEMPLE-INLAND INCORPORATED                                                                             2,983,556
          29,797  UPM-KYMMENE OYJ                                                                                          379,381
          62,181  WAUSAU PAPER CORPORATION+                                                                                542,840
         169,580  YUEN FOONG YU PAPER MANUFACTURING COMPANY LIMITED                                                         61,768
                                                                                                                        25,977,600
                                                                                                               -------------------
PERSONAL SERVICES: 0.26%
          59,300  CINTAS CORPORATION                                                                                     1,541,800
               9  GCA SAVVIAN GROUP CORPORATION                                                                              8,742
         159,511  H & R BLOCK INCORPORATED                                                                               2,564,937
          76,688  REGIS CORPORATION<<                                                                                    1,410,292
         125,440  SALLY BEAUTY HOLDINGS INCORPORATED+                                                                    1,180,390
         334,443  SERVICE CORPORATION INTERNATIONAL US                                                                   2,856,143
          19,510  WORLEYPARSONS LIMITED                                                                                    409,272
                                                                                                                         9,971,576
                                                                                                               -------------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.33%
          32,373  ASHLAND INCORPORATED                                                                                   1,735,517
         160,000  BRIGHTOIL PETROLEUM HOLDINGS                                                                              78,485
         208,223  CHEVRON CORPORATION                                                                                   15,381,433
       2,218,000  CHINA PETROLEUM & CHEMICAL CORPORATION                                                                 1,752,931
             689  COMPAGNIE GENERALE DE GEOPHYSIQUE-VERITAS ADR+                                                            15,565
         136,074  CONOCOPHILLIPS                                                                                         7,056,798
           2,269  ERG SPA                                                                                                   27,383
         491,931  EXXON MOBIL CORPORATION                                                                               29,742,148
         249,590  FORMOSA PETROCHEMICAL CORPORATION                                                                        586,864
         120,015  FRONTIER OIL CORPORATION<<                                                                             1,669,409
         351,801  GAZPROM ADR                                                                                            7,229,511
           2,590  HELLENIC PETROLEUM SA                                                                                     19,054
          19,511  HINDUSTAN PETROLEUM CORPORATION LIMITED                                                                  150,032
          48,540  HOLLY CORPORATION<<                                                                                    1,257,186
          13,600  IMPERIAL OIL LIMITED                                                                                     516,268
          75,861  MARATHON OIL CORPORATION                                                                               2,358,518
             681  MOTOR OIL (HELLAS) CORINTH REFINERIES SA                                                                   6,625
           6,080  NESTE OIL OYJ LIMITED                                                                                     93,293
          10,179  PETROL OFISI+                                                                                             41,840

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
         113,000  PETRON CORPORATION+                                                                          $            16,376
          45,300  PETRONAS DAGANGAN BHD                                                                                    123,067
           4,002  PETROPLUS HOLDINGS AG                                                                                     57,122
         190,312  POLISH OIL & GAS                                                                                         195,129
           1,096  PRZEDSIEBIORSTWO EKSPORTU I IMPORTU KOPEX SA                                                               6,171
         198,203  ROYAL DUTCH SHELL PLC CLASS A                                                                          5,152,703
           5,636  S-OIL CORPORATION                                                                                        239,648
           8,376  SBM OFFSHORE NV                                                                                          133,186
          14,200  SHELL REFINING COMPANY FEDERATION OF MALAYA BHD                                                           45,981
           5,571  SK CORPORATION                                                                                           387,629
           7,737  SK ENERGY COMPANY LIMITED                                                                                689,961
          58,575  STATOIL ASA                                                                                            1,161,358
          88,139  SUNCOR ENERGY INCORPORATED                                                                             2,686,715
          52,566  SUNOCO INCORPORATED<<                                                                                  1,570,146
           5,928  TECHNIP SA                                                                                               383,230
          62,285  TESORO CORPORATION                                                                                       728,735
         104,800  THAI OIL PCL                                                                                             136,815
          27,000  TONENGENERAL SEKIYU KK                                                                                   230,508
          18,430  TUPRAS TURKIYE PETROL RAFINERILERI AS                                                                    334,137
          58,251  VALERO ENERGY CORPORATION                                                                              1,088,129
          55,156  WOODSIDE PETROLEUM LIMITED                                                                             2,014,892
          67,842  WORLD FUEL SERVICES CORPORATION<<                                                                      1,765,927
                                                                                                                        88,866,425
                                                                                                               -------------------
PHARMACEUTICALS: 2.20%
         160,594  ABBOTT LABORATORIES                                                                                    7,637,851
          42,386  ALEXION PHARMACEUTICALS INCORPORATED+                                                                  2,120,572
           4,900  ALFRESA HOLDINGS CORPORATION                                                                             227,806
          47,700  ASTELLAS PHARMA INCORPORATED                                                                           1,504,482
          56,349  AUXILIUM PHARMACEUTICALS INCORPORATED+<<                                                               1,621,724
             184  BASILEA PHARMACEUTICA+                                                                                    11,161
          46,910  BAYER AG                                                                                               2,624,951
         178,877  BRISTOL-MYERS SQUIBB COMPANY                                                                           4,151,735
           3,906  CARDIOME PHARMA CORPORATION+                                                                              33,033
          43,846  CATALYST HEALTH SOLUTIONS INCORPORATED+                                                                1,678,863
           3,478  CELESIO AG                                                                                                86,862
          47,000  CHINA SHINEWAY PHARMACEUTICAL GROUP LIMITED                                                              145,347
          25,300  CHUGAI PHARMACEUTICAL COMPANY LIMITED                                                                    437,299
          67,527  CUBIST PHARMACEUTICALS INCORPORATED+                                                                   1,451,831
          12,300  DAINIPPON SUMITOMO PHARMA COMPANY LIMITED                                                                 95,794
          45,547  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                                              953,754
           9,649  FAES FARMA SA+                                                                                            32,935
           4,000  FUSO PHARMACEUTICAL INDUSTRIES LIMITED                                                                    12,367
             226  GALENICA AG                                                                                               78,158
           5,201  GLAXOSMITHKLINE CONSUMER HEALTHCARE LIMITED+                                                             182,793
           5,866  GLAXOSMITHKLINE PHARMACEUTICALS LIMITED+                                                                 251,274
         292,909  GLAXOSMITHKLINE PLC                                                                                    4,871,433
           6,650  HIKMA PHARMACEUTICALS PLC                                                                                 64,561
           7,600  HISAMITSU PHARMACEUTICAL COMPANY INCORPORATED                                                            276,198
          10,000  KAKEN PHARMACEUTICAL COMPANY LIMITED                                                                      83,581
         890,500  KALBE FARMA TBK PT                                                                                       174,605
         109,994  KING PHARMACEUTICALS INCORPORATED+                                                                       953,648
           5,000  KISSEI PHARMACEUTICAL COMPANY LIMITED                                                                     95,389
           2,700  KOBAYASHI PHARMACEUTICAL COMPANY LIMITED                                                                 108,269
          10,885  MEDA AB CLASS A                                                                                           82,806
          78,474  MEDICIS PHARMACEUTICAL CORPORATION CLASS A                                                             1,819,812
         324,352  MERCK & COMPANY INCORPORATED                                                                          10,927,419
           3,966  MERCK KGAA                                                                                               288,351
           2,600  NICHI-IKO PHARMACEUTICAL COMPANY LIMITED                                                                  88,753
         136,438  NOVARTIS AG                                                                                            6,151,987
             289  OMEGA PHARMA SA+                                                                                          12,395
          53,201  OMNICARE INCORPORATED                                                                                  1,335,877

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
PHARMACEUTICALS (continued)
          12,200  ONO PHARMACEUTICAL COMPANY LIMITED                                                           $           478,109
          74,542  ONYX PHARMACEUTICALS INCORPORATED+                                                                     1,661,541
          24,654  OSI PHARMACEUTICALS INCORPORATED+<<                                                                    1,414,647
          42,409  PAR PHARMACEUTICAL COMPANIES INCORPORATED+<<                                                           1,177,274
          39,241  ROCHE HOLDING AG                                                                                       5,373,070
           1,278  ROCHE HOLDINGS AG - BEARER SHARES                                                                        186,600
          12,000  ROHTO PHARMACEUTICAL COMPANY LIMITED                                                                     134,772
          64,647  SALIX PHARMACEUTICALS LIMITED+                                                                         2,322,767
          52,805  SANOFI-AVENTIS SA                                                                                      3,160,927
          17,805  SANOFI-AVENTIS SA ADR                                                                                    532,548
          10,300  SANTEN PHARMACEUTICAL COMPANY LIMITED                                                                    335,507
          60,321  SAVIENT PHARMACEUTICALS INCORPORATED+<<                                                                  726,265
           1,500  SAWAI PHARMACEUTICAL COMPANY LIMITED                                                                     121,460
          92,241  SIGMA PHARMACEUTICALS LIMITED                                                                             38,805
           8,000  SUZUKEN COMPANY LIMITED                                                                                  280,489
          24,000  TAISHO PHARMACEUTICAL COMPANY LIMITED                                                                    443,012
          78,400  TAKEDA PHARMACEUTICAL COMPANY LIMITED                                                                  3,220,518
          52,064  TEVA PHARMACEUTICAL INDUSTRIES LIMITED                                                                 2,856,466
           6,200  TOHO PHARMACEUTICAL                                                                                       94,703
           1,100  TOWA PHARMACEUTICAL COMPANY LIMITED                                                                       65,368
          81,575  VALEANT PHARMACEUTICALS INTERNATIONAL+<<                                                               3,791,606
          88,818  VERTEX PHARMACEUTICALS INCORPORATED+<<                                                                 3,072,215
           3,000  ZERIA PHARMACEUTICAL COMPANY LIMITED                                                                      29,186
                                                                                                                        84,193,531
                                                                                                               -------------------
PIPELINES: 0.07%
          40,927  APA GROUP                                                                                                121,061
          68,000  BYD COMPANY LIMITED                                                                                      551,884
         174,000  CHINA GAS HOLDINGS LIMITED                                                                                85,499
           6,700  INTER PIPELINE FUND                                                                                       72,259
          64,900  MANILA WATER COMPANY                                                                                      21,672
           3,732  PEMBINA PIPELINE INCOME FUND                                                                              61,810
          39,700  TRANSCANADA CORPORATION                                                                                1,316,920
           2,780  VALLOUREC SA                                                                                             509,135
                                                                                                                         2,740,240
                                                                                                               -------------------
PRIMARY METAL INDUSTRIES: 1.22%
           4,982  ACERINOX SA                                                                                               77,937
          18,000  AICHI STEEL CORPORATION                                                                                   73,263
         130,092  AK STEEL HOLDING CORPORATION                                                                           1,946,176
         454,000  ALUMINUM CORPORATION OF CHINA LIMITED                                                                    384,320
         158,796  ASHOK LEYLAND LIMITED                                                                                    204,333
          33,910  ATLAS IRON LIMITED+                                                                                       58,572
             585  BEKAERT SA+                                                                                               97,162
           1,032  BOSCH LIMITED                                                                                            108,511
          13,343  CAP SA                                                                                                   405,516
          59,886  CARPENTER TECHNOLOGY CORPORATION<<                                                                     2,330,164
       1,277,798  CHINA STEEL CORPORATION                                                                                1,208,905
           2,600  CHUBU STEEL PLATE COMPANY LIMITED                                                                         13,054
         130,203  CHUNG HUNG STEEL CORPORATION                                                                              52,624
          98,678  CIA SIDERURGICA NACIONAL SA                                                                            1,493,020
         109,923  COMMSCOPE INCORPORATED+                                                                                3,099,829
          52,430  CURTISS-WRIGHT CORPORATION<<                                                                           1,736,482
          39,000  DAIDO STEEL COMPANY LIMITED                                                                              156,883
           3,623  DONGKUK STEEL MILL COMPANY LIMITED+                                                                       61,519
             164  EL EZZ ALDEKHELA STEEL ALEXANDRIA+                                                                        23,593
          15,612  EL EZZ STEEL COMPANY+                                                                                     51,547
          95,296  EREGLI DEMIR VE CELIK FABRIKALARI TAS                                                                    254,782
          61,690  FENG HSIN IRON & STEEL COMPANY                                                                            85,113
          60,035  GENERAL CABLE CORPORATION+<<                                                                           1,870,691

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
PRIMARY METAL INDUSTRIES (continued)
           5,773  GERDAU AMERISTEEL CORPORATION                                                                $            42,897
           8,909  GERDAU SA                                                                                                 88,734
           7,000  GODO STEEL LIMITED                                                                                        15,634
          47,917  HINDALCO INDUSTRIES LIMITED GDR++(a)(i)                                                                  156,018
          16,000  HITACHI METALS LIMITED                                                                                   156,780
          23,063  HUBBELL INCORPORATED CLASS B                                                                             983,637
           7,606  HYUNDAI STEEL COMPANY+                                                                                   554,876
          57,100  JFE HOLDINGS INCORPORATED                                                                              1,880,148
          18,584  JSW STEEL LIMITED                                                                                        436,130
          20,312  KAISER ALUMINUM CORPORATION<<                                                                            760,278
         357,100  KNM GROUP BHD+                                                                                            55,338
         299,000  KOBE STEEL LIMITED                                                                                       601,896
           2,500  KYOEI STEEL LIMITED                                                                                       36,273
             903  LINDAB INTERNATIONAL AB                                                                                    9,625
          12,400  MARUICHI STEEL TUBE LIMITED                                                                              219,976
          35,758  MATTHEWS INTERNATIONAL CORPORATION                                                                     1,157,844
          65,000  MIDAS HOLDINGS LIMITED                                                                                    41,731
          10,000  MITSUBISHI STEEL MANUFACTURING COMPANY LIMITED                                                            19,783
          21,413  MITTAL STEEL SOUTH AFRICA LIMITED                                                                        224,763
           1,152  MYTILINEOS HOLDINGS SA                                                                                     5,962
          14,000  NAKAYAMA STEEL WORKS LIMITED                                                                              24,108
       5,418,300  NAKORNTHAI STRIP MILL PCL+                                                                                28,294
          19,000  NIPPON METAL INDUSTRY COMPANY LIMITED                                                                     27,697
         674,000  NIPPON STEEL CORPORATION                                                                               2,327,667
          12,500  NIPPON YAKIN KOGYO COMPANY LIMITED                                                                        42,253
          40,600  NUCOR CORPORATION<<                                                                                    1,747,830
         151,751  ONESTEEL LIMITED                                                                                         409,145
           5,218  OUTOKUMPU OYJ                                                                                             83,224
         182,747  PAN AUSTRALIAN RESOURCES LIMITED+                                                                         72,827
          56,238  PARKSON HOLDINGS BHD                                                                                      89,308
          39,075  POLIMEX MOSTOSTAL SA                                                                                      52,320
           8,542  POSCO                                                                                                  3,328,849
          19,980  PRECISION CASTPARTS CORPORATION                                                                        2,331,666
          37,372  RTI INTERNATIONAL METALS INCORPORATED+<<                                                                 990,732
           2,771  SALZGITTER AG                                                                                            177,235
           9,000  SANYO SPECIAL STEEL COMPANY LIMITED                                                                       41,311
          25,470  SCHNITZER STEEL INDUSTRY<<                                                                             1,274,519
          15,116  SIMS GROUP LIMITED                                                                                       255,974
          64,648  STEEL AUTHORITY OF INDIA LIMITED                                                                         284,359
         370,000  SUMITOMO METAL INDUSTRIES LIMITED                                                                        922,515
          44,600  TATA STEEL LIMITED                                                                                       473,401
          24,633  TENARIS SA                                                                                               458,140
          25,200  TEXAS INDUSTRIES INCORPORATED<<                                                                          914,760
          17,584  THYSSENKRUPP AG                                                                                          476,518
          37,508  TITANIUM METALS CORPORATION+                                                                             662,766
          18,000  TOHO ZINC COMPANY LIMITED                                                                                 71,941
          11,200  TOKYO STEEL MANUFACTURING COMPANY LIMITED                                                                123,686
           4,200  TOPRE CORPORATION                                                                                         29,938
          18,000  TOPY INDUSTRIES LIMITED                                                                                   36,879
          87,962  TUNG HO STEEL ENTERPRISE CORPORATION                                                                      73,779
          68,145  UNITED STATES STEEL CORPORATION<<                                                                      3,217,125
          15,894  USINAS SIDERURGICAS DE MINAS GERAIS SA                                                                   383,716
           6,812  VEDANTA RESOURCES PLC                                                                                    226,109
          83,733  WORTHINGTON INDUSTRIES<<                                                                               1,232,550
           4,800  YAMATO KOGYO COMPANY LIMITED                                                                             127,433
          16,000  YODOGAWA STEEL WORKS LIMITED                                                                              59,851
             474  ZPH STALPRODUKT SA                                                                                        61,168
                                                                                                                        46,383,912
                                                                                                               -------------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.85%
          14,347  AGGREKO PLC                                                                                              260,717

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
          14,000  AMVIG HOLDINGS LIMITED                                                                       $             8,702
             307  AXEL SPRINGER AG                                                                                          30,924
         272,567  CBS CORPORATION CLASS B                                                                                3,968,576
          19,942  COMPAGNIE INDUSTRIALI RIUNITE                                                                             34,934
          64,000  DAI NIPPON PRINTING COMPANY LIMITED                                                                      773,158
           4,668  DE LA RUE PLC                                                                                             59,799
           8,400  ENIRO AB                                                                                                  17,197
         239,880  FAIRFAX MEDIA LIMITED                                                                                    301,710
         107,818  GANNETT COMPANY INCORPORATED                                                                           1,675,492
          60,193  HAYS PLC                                                                                                  87,420
             783  HEIDELBERGER DRUCKMASCHINEN AG                                                                             6,859
          42,987  INFORMA PLC                                                                                              233,657
          57,560  JOHN WILEY & SONS INCORPORATED                                                                         2,279,376
           3,300  KADOKAWA GROUP HOLDINGS INCORPORATED                                                                      71,020
          10,251  KONE OYJ                                                                                                 399,040
           6,000  KYODO PRINTING COMPANY LIMITED                                                                            14,423
          31,200  MCGRAW-HILL COMPANIES INCORPORATED                                                                       867,360
          49,054  MEREDITH CORPORATION<<                                                                                 1,647,724
         118,951  MSCI INCORPORATED+<<                                                                                   3,526,897
          33,244  NASPERS LIMITED+                                                                                       1,306,132
         125,668  NEW YORK TIMES COMPANY CLASS A+<<                                                                      1,166,199
           3,900  NISSHA PRINTING COMPANY LIMITED                                                                          115,558
           5,117  PAGESJAUNES SA                                                                                            58,565
           2,241  QUEBECOR INCORPORATED                                                                                     74,466
          48,470  ROVI CORPORATION+                                                                                      1,809,870
          93,200  RR DONNELLEY & SONS COMPANY<<                                                                          1,785,712
           4,610  SANOMAWSOY OYJ                                                                                            79,606
          36,259  SCHOLASTIC CORPORATION                                                                                   948,173
          23,293  SERCO GROUP PLC                                                                                          204,564
             270  SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA                                                          339,060
         182,000  SINGAPORE PRESS HOLDINGS LIMITED                                                                         485,053
          33,600  STAR PUBLICATIONS LIMITED                                                                                 33,500
          19,352  THOMSON CORPORATION                                                                                      684,786
           6,500  TOPPAN FORMS COMPANY LIMITED                                                                              66,045
         137,000  TOPPAN PRINTING COMPANY LIMITED                                                                        1,139,043
           1,036  TORSTAR CORPORATION                                                                                       10,002
           3,424  TRANSCONTINENTAL INCORPORATED                                                                             40,539
          56,354  VIACOM INCORPORATED CLASS B                                                                            1,894,058
          47,595  VISTAPRINT NV+                                                                                         2,222,211
           2,787  WASHINGTON POST COMPANY CLASS B                                                                        1,297,990
          17,103  WEST AUSTRALIAN NEWSPAPERS HOLDING LIMITED                                                                97,606
          16,030  WOLTERS KLUWER NV                                                                                        294,145
          10,131  YELLOW PAGES INCOME FUND                                                                                  60,262
           5,000  ZENRIN COMPANY LIMITED                                                                                    55,286
                                                                                                                        32,533,416
                                                                                                               -------------------
RAILROAD TRANSPORTATION: 0.62%
           8,185  ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA                                                               302,083
          27,100  CANADIAN NATIONAL RAILWAY COMPANY                                                                      1,555,340
           9,100  CANADIAN PACIFIC RAILWAY LIMITED                                                                         500,656
             213  CENTRAL JAPAN RAILWAY COMPANY                                                                          1,689,294
         552,000  CHINA RAILWAY GROUP LIMITED CLASS H                                                                      364,636
          42,100  EAST JAPAN RAILWAY COMPANY                                                                             2,674,084
          43,777  GENESEE & WYOMING INCORPORATED+                                                                        1,575,534
          20,824  GROUPE EUROTUNNEL SA                                                                                     159,618
         127,000  HANKYU HANSHIN HOLDINGS INCORPORATED                                                                     558,186
          42,369  KANSAS CITY SOUTHERN+<<                                                                                1,617,225
          73,000  KEIHAN ELECTRIC RAILWAY COMPANY LIMITED                                                                  292,994
          51,000  KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED                                                          423,211
          63,000  KEIO CORPORATION                                                                                         385,339
          34,000  KEISEI ELECTRIC RAILWAY COMPANY LIMITED                                                                  184,002
         161,000  KINTETSU CORPORATION                                                                                     473,213

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
RAILROAD TRANSPORTATION (continued)
         146,569  MTR CORPORATION LIMITED                                                                      $           506,158
         112,000  NAGOYA RAILROAD COMPANY LIMITED+                                                                         303,534
          52,000  NANKAI ELECTRIC RAILWAY COMPANY LIMITED                                                                  201,250
          39,000  NISHI-NIPPON RAILROAD COMPANY LIMITED                                                                    149,835
          37,100  NORFOLK SOUTHERN CORPORATION                                                                           2,094,666
          59,000  ODAKYU ELECTRIC RAILWAY COMPANY LIMITED                                                                  473,327
          38,000  SAGAMI RAILWAY COMPANY LIMITED                                                                           159,923
          33,100  SHIPPING CORPORATION OF INDIA LIMITED                                                                    115,496
          96,000  TOBU RAILWAY COMPANY LIMITED                                                                             493,374
         123,000  TOKYU CORPORATION                                                                                        486,013
          69,700  UNION PACIFIC CORPORATION                                                                              4,978,671
         199,250  WAN HAI LINES LIMITED                                                                                    108,579
             198  WEST JAPAN RAILWAY COMPANY                                                                               695,629
                                                                                                                        23,521,870
                                                                                                               -------------------
REAL ESTATE: 1.27%
         141,914  ABACUS PROPERTY GROUP                                                                                     45,840
           7,900  AEON MALL COMPANY LIMITED                                                                                160,087
         148,000  AGILE PROPERTY HOLDINGS LIMITED                                                                          154,384
          65,000  ALLGREEN PROPERTIES LIMITED+                                                                              47,401
          10,857  ATRIUM EUROPEAN REAL ESTATE LIMITED                                                                       52,499
           1,011  ATRIUM LJUNGBERG AB                                                                                        7,973
          22,783  AUSTRALAND PROPERTY GROUP                                                                                 46,957
         611,000  AYALA LAND INCORPORATED                                                                                  177,171
             354  BEFIMMO SCA SICAFI                                                                                        24,840
          52,799  BRITISH LAND COMPANY PLC                                                                                 341,825
         123,814  BROOKFIELD PROPERTIES CORPORATION<<                                                                    1,811,403
           3,951  CA IMMOBILIEN ANLAGEN AG+                                                                                 41,213
         248,500  CAPITALAND LIMITED                                                                                       633,152
          84,000  CAPITAMALLS ASIA LIMITED                                                                                 126,573
           2,534  CARPETRIGHT PLC                                                                                           26,242
           7,600  CASTELLUM AB                                                                                              64,685
         102,000  CATHAY REAL ESTATE DEVELOPMENT COMPANY LIMITED                                                            36,492
          47,192  CHARTER HALL GROUP                                                                                        24,960
         158,000  CHEUNG KONG HOLDINGS LIMITED                                                                           1,785,534
         960,977  CHIMERA INVESTMENT CORPORATION                                                                         3,786,249
         438,480  CHINA OVERSEAS LAND & INVESTMENT LIMITED                                                                 864,110
         196,000  CHINA RESOURCES LAND LIMITED                                                                             365,526
              80  CHINA VANKE COMPANY LIMITED CLASS B                                                                           80
          43,696  CHINESE ESTATES HOLDINGS LIMITED                                                                          72,024
          24,000  CHOW SANG SANG HOLDINGS INTERNATIONAL LIMITED                                                             41,170
          52,000  CITY DEVELOPMENTS LIMITED                                                                                381,310
           8,904  CITYCON OYJ                                                                                               27,729
         148,306  COMMONWEALTH PROPERTY OFFICE FUND                                                                        117,560
           3,761  CONWERT IMMOBILIEN INVEST SE+                                                                             39,390
           3,897  CORIO NV                                                                                                 184,564
         519,184  COUNTRY GARDEN HOLDINGS COMPANY LIMITED                                                                  148,246
         192,649  CROMWELL GROUP                                                                                           112,324
              24  DA OFFICE INVESTMENT CORPORATION                                                                          57,486
           5,400  DAIBIRU CORPORATION                                                                                       43,349
          29,000  DAIKYO INCORPORATED                                                                                       56,370
          10,200  DAITO TRUST CONSTRUCTION COMPANY LIMITED                                                                 512,551
           4,612  DERWENT VALLEY HOLDINGS PLC                                                                               88,541
          97,256  DLF LIMITED                                                                                              582,700
         162,638  DOUGLAS EMMETT INCORPORATED                                                                            2,517,636
          26,597  ECHO INVESTMENT+                                                                                          34,819
           1,592  EUROCOMMERCIAL PROPERTIES NV                                                                              49,755
         123,357  FAR EAST CONSORTIUM                                                                                       31,473
          49,000  FARGLORY LAND DEVELOPMENT COMPANY LIMITED                                                                 95,235
           1,090  FIRST CAPITAL REALTY INCORPORATED                                                                         14,650
          88,703  FKP PROPERTY GROUP                                                                                        58,313
           1,037  FONCIERE DES REGIONS                                                                                      93,512

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
REAL ESTATE (continued)
         159,978  FOREST CITY ENTERPRISES INCORPORATED+<<                                                      $         2,121,308
         350,000  FRANSHION PROPERTIES CHINA LIMITED                                                                       104,093
              14  FRONTIER REAL ESTATE INVESTMENT CORPORATION                                                              101,069
               7  FUKUOKA REIT CORPORATION                                                                                  41,123
           4,376  GAZIT GLOBE LIMITED                                                                                       38,742
             973  GECINA SA                                                                                                 79,127
         457,320  GENTING INTERNATIONAL PLC+                                                                               332,679
              14  GLOBAL ONE REAL ESTATE INVESTMENT CORPORATION                                                             92,151
           1,440  GOLDCREST COMPANY LIMITED                                                                                 31,108
         273,900  GOLDEN LAND PROPERTY PCL+                                                                                 26,953
           7,618  GRAINGER PLC                                                                                              13,233
          29,514  GREAT EAGLE HOLDINGS LIMITED                                                                              70,671
          14,876  GREAT PORTLAND ESTATES PLC                                                                                65,717
          56,000  GREENTOWN CHINA HOLDINGS LIMITED                                                                          60,847
          14,666  GUOCOLAND LIMITED                                                                                         23,014
          36,904  HAMMERSON PLC                                                                                            190,874
          95,000  HANG LUNG GROUP LIMITED                                                                                  449,234
         182,000  HANG LUNG PROPERTIES LIMITED                                                                             636,421
               3  HANKYU REIT INCORPORATED                                                                                  12,527
          47,111  HATTERAS FINANCIAL CORPORATION<<                                                                       1,304,975
           6,500  HEIWA REAL ESTATE COMPANY LIMITED                                                                         16,557
             945  HELIOPOLIS HOUSING+                                                                                        4,502
          18,000  HENDERSON INVESTMENTS LIMITED                                                                              1,423
         104,762  HENDERSON LAND DEVELOPMENT COMPANY LIMITED                                                               624,948
          60,000  HIGHWEALTH CONSTRUCTION CORPORATION                                                                       93,562
         122,000  HONGKONG LAND HOLDINGS LIMITED                                                                           581,768
          65,000  HOPEWELL HOLDINGS                                                                                        176,156
          56,000  HOPSON DEVELOPMENT HOLDINGS LIMITED                                                                       67,257
          10,493  HOUSING & CONSTRUCTION HOLDINGS LIMITED                                                                   18,797
          33,352  HOUSING DEVELOPMENT & INFRASTRUCTURE LIMITED+                                                            162,671
          20,000  HUANG HSIANG CONSTRUCTION COMPANY                                                                         29,774
          60,964  HYSAN DEVELOPMENT COMPANY LIMITED                                                                        158,593
          88,400  IGB CORPORATION BHD+                                                                                      44,108
          96,920  IJM CORPORATION BHD                                                                                      135,500
          43,692  INDIABULLS REAL ESTATE LIMITED+                                                                          145,840
         248,764  ING INDUSTRIAL FUND                                                                                       81,356
         217,512  ING OFFICE FUND                                                                                          106,034
             261  ITALMOBILIARE SPA                                                                                          5,245
           2,767  IVG IMMOBILIEN AG                                                                                         17,964
              13  JAPAN EXCELLENT INCORPORATED                                                                              64,629
              12  JAPAN LOGISTICS FUND INCORPORATED                                                                         90,605
             103  JAPAN PRIME REALTY INVESTMENT CORPORATION                                                                231,697
              52  JAPAN REAL ESTATE INVESTMENT CORPORATION                                                                 425,260
             155  JAPAN RETAIL FUND INVESTMENT CORPORATION                                                                 185,562
             300  JOINT CORPORATION+(a)(i)                                                                                       0
          47,974  JONES LANG LASALLE INCORPORATED<<                                                                      3,579,820
             127  KENEDIX INCORPORATED                                                                                      31,718
              20  KENEDIX REALTY INVESTMENT                                                                                 57,495
          65,592  KEPPEL LAND LIMITED                                                                                      162,282
          61,553  KERRY PROPERTIES LIMITED                                                                                 253,022
          29,000  KLCC PROPERTY HOLDINGS BHD                                                                                25,540
           4,808  KLEPIERRE                                                                                                127,441
          12,000  KOWLOON DEVELOPMENT COMPANY LIMITED                                                                       12,408
           3,102  KUNGSLEDEN                                                                                                17,883
         103,000  KWG PROPERTY HOLDING LIMITED                                                                              58,783
          41,902  LAND SECURITIES GROUP PLC                                                                                361,870
          53,319  LEND LEASE CORPORATION LIMITED                                                                           346,938
          12,200  LEOPALACE21 CORPORATION                                                                                   48,559
          26,296  LIBERTY INTERNATIONAL PLC                                                                                123,783
       1,548,000  LIPPO KARAWACI TBK PT+                                                                                    71,926
             850  LUNDBERGFORETAGEN AB+                                                                                     37,931
         567,699  MACQUARIE GOODMAN GROUP                                                                                  294,921
             700  MI DEVELOPMENTS INCORPORATED                                                                               9,179

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
REAL ESTATE (continued)
          56,000  MIDLAND HOLDINGS LIMITED                                                                     $            41,908
           9,000  MIRAMAR HOTEL & INVESTMENT                                                                                 8,728
         316,569  MIRVAC GROUP                                                                                             343,293
         148,189  MITSUBISHI ESTATE COMPANY LIMITED                                                                      2,274,530
          90,000  MITSUI FUDOSAN COMPANY LIMITED                                                                         1,362,020
          35,000  NEO-CHINA GROUP HOLDINGS LIMITED(a)(i)                                                                    10,427
         168,000  NEW WORLD CHINA LAND LIMITED                                                                              52,290
         267,570  NEW WORLD DEVELOPMENT LIMITED                                                                            431,069
             429  NEXITY SA                                                                                                 12,331
              61  NIPPON BUILDING FUND INCORPORATED                                                                        491,575
              38  NIPPON COMMERCIAL INVESTMENT CORPORATION                                                                  36,563
           7,900  NOMURA REAL ESTATE HOLDING INCORPORATED                                                                  109,419
              26  NOMURA REAL ESTATE OFFICE FUND                                                                           136,497
             106  NTT URBAN DEVELOPMENT CORPORATION                                                                         87,540
          46,809  PALM HILLS DEVELOPMENTS SAE+                                                                              46,035
          19,918  PEET LIMITED                                                                                              35,885
          70,404  PHH CORPORATION+                                                                                       1,552,408
              14  PREMIER INVESTMENT COMPANY                                                                                56,735
           1,875  PSP SWISS PROPERTY AG                                                                                    101,752
          39,604  SEGRO PLC                                                                                                162,667
          11,203  SHAFTESBURY PLC                                                                                           60,035
         141,000  SHIMAO PROPERTY HOLDING LIMITED                                                                          205,635
           1,300  SHOEI                                                                                                      9,277
         168,400  SHUI ON LAND LIMITED                                                                                      72,312
         132,000  SHUN TAK HOLDINGS LIMITED                                                                                 71,931
             241  SILIC STE IMMOBILIERE DE LOCATION POUR L'INDUSTRIE ET LE COMMERCE                                         22,591
          14,000  SINGAPORE LAND LIMITED                                                                                    63,529
         185,383  SINO LAND COMPANY                                                                                        308,578
         454,563  SM PRIME HOLDINGS INCORPORATED                                                                           102,795
         181,000  SOHO CHINA LIMITED                                                                                        95,806
          58,850  SP SETIA BHD                                                                                              67,903
         228,049  STOCKLAND                                                                                                740,441
             360  SUMITOMO REAL ESTATE SALES COMPANY LIMITED                                                                16,312
          47,000  SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED                                                            834,980
         152,043  SUN HUNG KAI PROPERTIES LIMITED                                                                        2,014,482
             600  SURUGA CORPORATION+(a)(i)                                                                                      0
           2,211  SWISS PRIME SITE AG                                                                                      120,310
          34,080  TA GLOBAL BHD                                                                                              3,767
         105,976  TALAAT MOUSTAFA GROUP+                                                                                   148,218
           1,600  THE SANKEI BUILDING COMPANY LIMITED                                                                        9,696
          43,187  THE ST. JOE COMPANY+<<                                                                                 1,194,121
          81,399  TIAN AN CHINA INVESTMENT                                                                                  51,883
           4,500  TOC COMPANY LIMITED                                                                                       17,485
          45,000  TOKYU LAND CORPORATION                                                                                   163,969
             600  TOKYU LIVABLE INCORPORATED                                                                                 5,332
          64,875  UEM LAND HOLDINGS BHD+                                                                                    27,060
           4,799  UNIBAIL                                                                                                  731,142
          40,000  UNITED INDUSTRIAL CORPORATION LIMITED SGD                                                                 59,714
          57,000  UNITED OVERSEAS LAND LIMITED                                                                             157,177
              19  UNITED URBAN INVESTMENT CORPORATION                                                                      110,660
             983  VASTNED RETAIL NV                                                                                         47,530
           1,030  WERELDHAVE NV                                                                                             73,978
         233,084  WESTFIELD GROUP                                                                                        2,506,269
          10,000  WHEELOCK PROPERTIES (SINGAPORE) LIMITED                                                                   12,553
          55,000  WHEELOCK PROPERTIES LIMITED                                                                               89,229
          51,000  WING TAI HOLDINGS LIMITED                                                                                 55,258
          61,000  YANLORD LAND GROUP LIMITED                                                                                72,745
                                                                                                                        48,571,451
                                                                                                               -------------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 1.28%
              48  ADVANCE RESIDENCE INVESTMENT REIT+                                                                        64,521
         257,338  ANNALY CAPITAL MANAGEMENT INCORPORATED<<                                                               4,364,452

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
           5,473  ARC ENERGY TRUST                                                                             $           107,650
          17,000  ASCENDAS INDIA TRUST                                                                                      10,876
         129,000  ASCENDAS REIT                                                                                            174,985
          17,805  BABCOCK & BROWN JAPAN PROPERTY TRUST                                                                       5,328
               1  BLIFE INVESTMENT CORPORATION REIT                                                                          4,758
             955  BOARDWALK REAL ESTATE INVESTMENT TRUST                                                                    36,153
         172,676  BRANDYWINE REALTY TRUST                                                                                2,001,315
          34,188  BUNNINGS WAREHOUSE PROPERTY TRUST                                                                         55,297
           1,567  CALLOWAY REAL ESTATE INVESTMENT TRUST                                                                     30,271
          28,866  CAMDEN PROPERTY TRUST                                                                                  1,317,444
           1,306  CANADIAN REAL ESTATE INVESTMENT TRUST                                                                     34,226
         129,000  CAPITACOMMERICAL TRUST                                                                                   103,899
         189,636  CAPITAMALL TRUST                                                                                         249,278
         400,000  CATHAY NO. 1 REIT                                                                                        130,715
          52,000  CDL HOSPITALITY TRUSTS                                                                                    65,093
         149,993  CFS RETAIL PROPERTY TRUST                                                                                244,474
         178,653  CHAMPION REIT                                                                                             80,760
             517  COFINIMMO SA                                                                                              59,548
          86,996  COLONIAL PROPERTIES TRUST<<                                                                            1,311,900
          68,469  CORPORATE OFFICE PROPERTIES TRUST<<                                                                    2,595,660
         427,624  DB RREEF TRUST                                                                                           279,186
         278,404  DCT INDUSTRIAL TRUST INCORPORATED<<                                                                    1,347,475
          36,616  DIGITAL REALITY TRUST INCORPORATED<<                                                                   2,083,817
          55,123  ENTERTAINMENT PROPERTIES TRUST<<                                                                       2,256,736
          34,066  ESSEX PROPERTY TRUST INCORPORATED<<                                                                    3,584,765
          29,350  FEDERAL REALTY INVESTMENT TRUST                                                                        2,163,095
          27,476  GOODMAN PROPERTY TRUST                                                                                    17,123
         637,291  GPT GROUP(a)(i)                                                                                          466,525
           3,671  H&R REAL ESTATE INVESTMENT TRUST                                                                          57,381
           9,000  HANKYU DEPARTMENT STORES                                                                                  56,146
          58,007  HEALTH CARE REIT INCORPORATED                                                                          2,498,942
          78,990  HEALTHCARE REALTY TRUST INCORPORATED                                                                   1,811,241
         168,989  HOSPITALITY PROPERTIES TRUST                                                                           3,802,253
         336,970  HRPT PROPERTIES TRUST<<                                                                                2,261,069
          26,099  ING PROPERTY TRUST                                                                                        12,746
          13,000  K-REIT ASIA                                                                                                9,821
          83,224  KIWI INCOME PROPERTY TRUST                                                                                51,889
         133,085  LEXINGTON CORPORATE PROPERTIES TRUST<<                                                                   826,458
          49,914  LIBERTY PROPERTY TRUST<<                                                                               1,537,850
         377,928  MACQUAIRE OFFICE TRUST                                                                                    84,240
         145,426  MACQUARIE COUNTRYWIDE TRUST                                                                               64,223
          46,000  MACQUARIE MEAG PRIME REIT                                                                                 17,539
          71,000  MAPLETREE LOGISTICS TRUST                                                                                 39,884
               5  MID REAL ESTATE INVESTMENT TRUST INCORPORATED                                                             10,657
               5  MORI HILLS REIT INVESTMENT CORPORATION                                                                     9,952
              13  MORI TRUST SOGO REIT INCORPORATED                                                                         98,774
         114,300  OMEGA HEALTHCARE INVESTORS INCORPORATED                                                                2,269,998
              23  ORIX JREIT INCORPORATED                                                                                  100,471
          33,000  PARKWAY LIFE REAL ESTATE INVESTMENT TRUST                                                                 30,982
          23,401  QUINENCO SA                                                                                               56,321
          95,131  REDWOOD TRUST INCORPORATED                                                                             1,445,040
           5,439  RIOCAN REAL ESTATE INVESTMENT TRUST                                                                       99,488
         174,026  SENIOR HOUSING PROPERTIES TRUST                                                                        3,626,702
         170,000  SUNTEC REIT                                                                                              152,470
              17  TOKYU REIT INCORPORATED                                                                                   91,314
              21  TOP REIT INCORPORATED                                                                                     97,340
          80,211  WASHINGTON REAL ESTATE INVESTMENT TRUST                                                                2,356,599
           4,064  YAZICILAR HOLDING AS                                                                                      23,980
                                                                                                                        48,849,095
                                                                                                               -------------------
RETAIL-DRUG STORES: 0.07%
          30,303  HERBALIFE LIMITED<<                                                                                    1,368,180

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
RETAIL-DRUG STORES (continued)
         788,218  RITE AID CORPORATION+<<                                                                      $           906,451
          11,300  SHOPPERS DRUG MART CORPORATION                                                                           382,680
           5,911  THE JEAN COUTU GROUP PJC INCORPORATED                                                                     51,112
                                                                                                                         2,708,423
                                                                                                               -------------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.39%
          40,233  A SCHULMAN INCORPORATED                                                                                  894,178
           8,000  ACHILLES CORPORATION                                                                                      10,653
             534  AFRICA ISRAEL INVESTMENTS LIMITED                                                                          3,176
          12,859  ANSELL LIMITED                                                                                           135,406
           3,000  BANDO CHEMICAL INDUSTRIES LIMITED                                                                          9,470
          66,425  BRIDGESTONE CORPORATION                                                                                1,145,597
           3,800  CANADIAN TIRE CORPORATION LIMITED                                                                        207,404
         161,027  CHENG SHIN RUBBER INDUSTRY COMPANY LIMITED                                                               335,303
           7,752  COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN CLASS B                                                  511,190
          81,244  COOPER TIRE & RUBBER COMPANY                                                                           1,536,324
           3,900  ENPLAS CORPORATION                                                                                        71,243
         638,298  FORMOSA PLASTICS CORPORATION                                                                           1,277,250
          10,640  HANKOOK TIRE COMPANY LIMITED                                                                             232,811
          48,000  KENDA RUBBER INDUSTRIAL COMPANY LIMITED                                                                   45,064
          14,000  KUREHA CORPORATION                                                                                        69,300
           3,000  MITSUBOSHI BELTING COMPANY LIMITED                                                                        12,821
          66,771  NAN KANG RUBBER TIRE COMPANY LIMITED                                                                      83,568
         868,570  NAN YA PLASTICS CORPORATION                                                                            1,408,057
           4,700  NIFCO INCORPORATED                                                                                        96,921
           4,000  NIPPON VALQUA INDUSTRIES LIMITED                                                                           8,327
             900  NITTA CORPORATION                                                                                         14,358
           4,000  OKAMOTO INDUSTRIES INCORPORATED                                                                           15,437
         121,614  PIRELLI & COMPANY SPA                                                                                     62,688
          70,700  SEALED AIR CORPORATION                                                                                 1,473,388
          18,800  SUMITOMO RUBBER INDUSTRIES                                                                               166,841
           1,000  TENMA CORPORATION                                                                                         10,584
           6,500  TOKAI RUBBER INDUSTRIES INCORPORATED                                                                      78,598
          19,000  TOYO TIRE & RUBBER COMPANY LIMITED                                                                        41,979
          63,000  TSRC CORPORATION                                                                                          87,387
          73,497  TUPPERWARE BRANDS CORPORATION                                                                          3,122,888
           2,800  UPONOR OYJ                                                                                                39,251
          37,978  WEST PHARMACEUTICAL SERVICES INCORPORATED<<                                                            1,494,434
          27,000  YOKOHAMA RUBBER COMPANY LIMITED                                                                          123,177
                                                                                                                        14,825,073
                                                                                                               -------------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.86%
          36,607  ABERDEEN ASSET MANAGEMENT PLC                                                                             74,151
           3,567  AGF MANAGEMENT LIMITED                                                                                    52,807
          61,000  ALI CORPORATION                                                                                          106,410
         118,608  AMERIPRISE FINANCIAL INCORPORATED                                                                      4,719,412
          19,054  ASX LIMITED                                                                                              499,814
           6,204  AZIMUT HOLDING SPA                                                                                        53,170
           6,193  BLACKROCK INCORPORATED NEW YORK SHARES                                                                 1,039,681
         245,528  BMF BOVESPA SA                                                                                         1,644,297
           2,908  BOLSAS Y MARCADOS ESPANOLES                                                                               64,202
           8,704  BREWIN DOLPHIN LIMITED                                                                                    16,044
          39,400  BURSA MALAYSIA BHD                                                                                        82,579
          11,765  CABCHARGE AUSTRALIA LIMITED                                                                               51,790
         170,990  CAPITAL SECURITIES CORPORATION+                                                                           71,997
         136,590  CHARLES SCHWAB CORPORATION                                                                             2,231,881
         543,858  CHINA MERCHANTS BANK COMPANY LIMITED                                                                   1,290,585
           6,402  CLOSE BROTHERS GROUP PLC                                                                                  66,015
           9,379  CME GROUP INCORPORATED                                                                                 2,969,860
          30,397  CRITERIA CAIXACORP SA                                                                                    128,484

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
          26,610  DAEWOO SECURITIES COMPANY LIMITED+                                                           $           429,689
         174,000  DAIWA SECURITIES GROUP INCORPORATED                                                                      779,432
          10,288  DEUTSCHE BOERSE AG                                                                                       629,484
           3,322  DUNDEE CORPORATION CLASS A+                                                                               42,172
       2,555,604  E*TRADE FINANCIAL CORPORATION                                                                          3,782,294
          46,304  FEDERATED INVESTORS INCORPORATED CLASS B<<                                                             1,028,412
          22,040  FRANKLIN RESOURCES INCORPORATED                                                                        2,161,904
          59,343  GOLDMAN SACHS GROUP INCORPORATED                                                                       8,560,821
          14,185  GREENHILL & COMPANY INCORPORATED                                                                         982,879
         113,400  GRUPO FINANCIERO BANORTE SA DE CV                                                                        436,208
         142,925  GRUPO FINANCIERO INBURSA SA DE CV                                                                        486,076
          25,204  HANA FINANCIAL GROUP INCORPORATED                                                                        629,016
           2,480  HELLENIC EXCHANGES SA HOLDING                                                                             15,067
         110,500  HONG KONG EXCHANGES & CLEARING LIMITED                                                                 1,704,689
          18,000  HONG LEONG SINGAPORE FINANCE LIMITED                                                                      36,665
          15,167  HYUNDAI SECURITIES COMPANY+                                                                              134,412
          28,436  ICAP PLC                                                                                                 158,213
           1,500  ICHIYOSHI SECURITIES COMPANY LIMITED                                                                       9,617
           7,300  IGM FINANCIAL INCORPORATED                                                                               275,658
          34,842  INTERCONTINENTAL EXCHANGE INCORPORATED+                                                                4,046,201
          15,631  INTERMEDIATE CAPITAL GROUP PLC                                                                            58,320
         200,095  INVESCO LIMITED                                                                                        3,713,763
          26,572  INVESTEC LIMITED                                                                                         198,171
           1,000  IWAI SECURITIES COMPANY LIMITED                                                                            7,092
           9,000  JAPAN SECURITIES FINANCE COMPANY LIMITED                                                                  56,774
          22,310  JARDINE STRATEGIC HOLDINGS LIMITED                                                                       436,766
         848,000  KGI SECURITIES (THAILAND) PCL+                                                                            28,132
          37,000  KIM ENG HOLDINGS LIMITED                                                                                  40,043
          86,600  KIM ENG SECURITIES THAILAND PCL                                                                           28,995
          11,428  KINNEVIK INVESTMENT AB+                                                                                  178,313
         107,773  KNIGHT CAPITAL GROUP INCORPORATED+<<                                                                   1,574,564
          71,600  LEGG MASON INCORPORATED                                                                                2,127,952
           5,823  LONDON STOCK EXCHANGE GROUP PLC                                                                           53,594
          33,700  MACQUARIE GROUP LIMITED                                                                                1,242,641
           2,000  MARUSAN SECURITIES COMPANY LIMITED                                                                        11,081
         131,000  MASTERLINK SECURITIES CORPORATION                                                                         44,239
           3,004  MIRAE ASSET SECURITIES COMPANY LIMITED                                                                   124,508
           3,000  MITO SECURITIES COMPANY LIMITED                                                                            6,066
          35,000  MIZUHO INVESTORS SECURITIES COMPANY LIMITED                                                               33,917
           1,057  MLP AG                                                                                                     8,697
         130,952  MORGAN STANLEY                                                                                         3,550,109
          77,908  NASDAQ STOCK MARKET INCORPORATED+                                                                      1,448,310
         361,800  NOMURA HOLDINGS INCORPORATED                                                                           2,231,750
         121,116  NYSE EURONEXT (PARIS) INCORPORATED                                                                     3,472,396
          19,000  OKASAN HOLDINGS INCORPORATED                                                                              72,946
          50,297  OPTIONSXPRESS HOLDINGS INCORPORATED+                                                                     807,267
             643  PARTNERS GROUP                                                                                            73,788
          33,100  PHATRA SECURITIES PCL                                                                                     18,200
          22,821  PIPER JAFFRAY COMPANIES INCORPORATED+                                                                    755,603
          20,450  PLATINUM ASSET MANAGEMENT LIMITED                                                                         85,859
         225,828  POLARIS SECURITIES COMPANY LIMITED+                                                                       93,091
         136,250  PRESIDENT SECURITIES CORPORATION                                                                          66,534
             710  RATHBONE BROTHERS                                                                                          8,478
          44,527  RAYMOND JAMES FINANCIAL INCORPORATED<<                                                                 1,258,778
          11,605  RELIANCE CAPITAL LIMITED                                                                                 160,592
               4  RISA PARTNERS INCORPORATED                                                                                 1,825
           7,053  SAMSUNG SECURITIES COMPANY LIMITED+                                                                      312,730
          55,836  SATYAM COMPUTER SERVICES LIMITED+                                                                        158,521
           8,296  SCHRODERS PLC                                                                                            148,494
          61,000  SHINKO SECURITIES COMPANY LIMITED                                                                        149,243
         106,000  SINGAPORE EXCHANGE LIMITED                                                                               558,041
           6,900  SOHGO SECURITY SERVICES COMPANY LIMITED                                                                   71,205
          34,068  STIFEL FINANCIAL CORPORATION+                                                                          1,726,226

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
          34,436  T. ROWE PRICE GROUP INCORPORATED                                                             $         1,705,271
           3,367  TMX GROUP INCORPORATED                                                                                    87,022
          23,000  TOKAI TOKYO SECURITIES COMPANY LIMITED                                                                    81,190
           7,124  TONG YANG INVESTMENT BANK+                                                                                47,991
          11,401  TULLETT PREBON PLC                                                                                        52,723
          11,000  UOB-KAY HIAN HOLDINGS LIMITED                                                                             11,345
          16,080  WOORI INVESTMENT & SECURITIES COMPANY LIMITED+                                                           193,861
                                                                                                                        70,875,105
                                                                                                               -------------------
SEMICONDUCTORS: 0.85%
         616,417  ADVANCED SEMICONDUCTOR ENGINEERING INCORPORATED                                                          515,869
          88,973  APPLIED MICRO CIRCUITS CORPORATION+                                                                      980,927
         105,680  CIENA CORPORATION+<<                                                                                   1,645,438
          19,200  ELPIDA MEMORY INCORPORATED+                                                                              341,444
         166,590  FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+                                                    1,665,900
           4,800  HAKUTO COMPANY LIMITED                                                                                    45,650
           5,900  HITACHI HIGH-TECHNOLOGIES CORPORATION                                                                    112,979
          51,757  HYNIX SEMICONDUCTOR INCORPORATED+                                                                      1,104,085
          57,136  INFINEON TECHNOLOGIES AG+                                                                                319,304
         578,534  INTEL CORPORATION                                                                                     12,392,198
             600  MIMASU SEMICONDUCTOR INDUSTRY COMPANY LIMITED                                                              7,489
         305,506  PMC-SIERRA INCORPORATED+                                                                               2,474,599
         123,376  RAMBUS INCORPORATED+<<                                                                                 2,891,933
          49,489  REALTEK SEMICONDUCTOR CORPORATION                                                                        117,099
             800  RYOYO ELECTRO CORPORATION                                                                                  7,779
       1,637,000  SEMICONDUCTOR MANUFACTURING INTERNATIONAL CORPORATION+                                                   139,305
       2,680,298  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED                                                     4,914,819
          84,195  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                2,617,623
                                                                                                                        32,294,440
                                                                                                               -------------------
SHIP BUILDING: 0.01%
          11,150  DAEWOO SHIPBUILDING & MARINE ENGINEERING COMPANY LIMITED                                                 164,786
          77,000  MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED                                                        175,335
           1,000  NAMURA SHIPBUILDING COMPANY LIMITED                                                                        6,084
           3,438  STX SHIPBUILDING COMPANY LIMITED+                                                                         28,549
         120,000  YANGZIJIANG SHIPBUILDING HOLDINGS LIMITED                                                                107,656
                                                                                                                           482,410
                                                                                                               -------------------
SOCIAL SERVICES: 0.02%
         123,000  AAPICO HITECH PUBLIC COMPANY LIMITED                                                                      32,871
           2,753  BUREAU VERITAS SA                                                                                        143,006
          76,411  G4S PLC                                                                                                  288,603
          20,144  MAHINDRA & MAHINDRA GDR                                                                                  232,023
           2,690  SAVILLS PLC                                                                                               11,998
                                                                                                                           708,501
                                                                                                               -------------------
SOFTWARE: 2.77%
          43,500  ACI WORLDWIDE INCORPORATED+                                                                              831,285
          73,944  ADOBE SYSTEMS INCORPORATED+                                                                            2,372,124
          15,696  ADVENT SOFTWARE INCORPORATED+<<                                                                          678,695
          79,763  AKAMAI TECHNOLOGIES INCORPORATED+<<                                                                    3,168,186
         107,677  AUTODESK INCORPORATED+<<                                                                               3,150,629
          13,333  AUTONOMY CORPORATION PLC+                                                                                335,738
          86,900  BMC SOFTWARE INCORPORATED+                                                                             3,216,169
         353,900  CADENCE DESIGN SYSTEMS INCORPORATED+                                                                   2,371,130
         148,917  CHECK POINT SOFTWARE TECHNOLOGIES+<<                                                                   4,567,284
          86,100  CITRIX SYSTEMS INCORPORATED+                                                                           3,754,821
          71,800  COMPUTER SCIENCES CORPORATION                                                                          3,589,282

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
SOFTWARE (continued)
          44,259  DIGITAL RIVER INCORPORATED+                                                                  $         1,218,893
         150,232  ELECTRONIC ARTS INCORPORATED+                                                                          2,480,330
           2,600  FUJI SOFT INCORPORATED                                                                                    45,900
         105,371  INFORMATICA CORPORATION+<<                                                                             2,718,572
          60,099  INSIGHT ENTERPRISES INCORPORATED+                                                                        873,839
         137,042  INTUIT INCORPORATED+<<                                                                                 4,897,881
         340,000  KINGDEE INTERNATIONAL SOFTWARE GROUP                                                                     114,945
              12  M3 INCORPORATED                                                                                           44,840
          25,407  MANTECH INTERNATIONAL CORPORATION CLASS A+                                                             1,174,566
          71,846  MCAFEE INCORPORATED+                                                                                   2,284,703
         138,995  MENTOR GRAPHICS CORPORATION+                                                                           1,275,974
       1,067,171  MICROSOFT CORPORATION                                                                                 27,533,012
           1,699  NCSOFT CORPORATION                                                                                       273,325
           5,070  NHN CORPORATION+                                                                                         730,557
         463,650  NOVELL INCORPORATED+                                                                                   2,703,080
           2,700  OPEN TEXT CORPORATION+                                                                                   114,552
         525,415  ORACLE CORPORATION                                                                                    11,858,617
           3,300  ORACLE CORPORATION JAPAN                                                                                 153,559
         153,010  PARAMETRIC TECHNOLOGY CORPORATION+                                                                     2,521,605
          86,708  RED HAT INCORPORATED+                                                                                  2,541,411
           5,981  SALMAT LIMITED                                                                                            19,913
             959  SOFTWARE AG                                                                                               93,030
          37,937  SYBASE INCORPORATED+                                                                                   2,440,487
         109,743  TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                                          1,269,727
         219,737  TIBCO SOFTWARE INCORPORATED+<<                                                                         2,507,199
           3,327  UBISOFT ENTERTAINMENT+                                                                                    30,858
          90,700  VERISIGN INCORPORATED+                                                                                 2,531,437
          28,252  VMWARE INCORPORATED+                                                                                   1,870,565
          45,730  WEBSENSE INCORPORATED+<<                                                                                 956,672
          29,686  WIPRO LIMITED                                                                                            541,316
              13  WORKS APPLICATIONS COMPANY LIMITED                                                                         6,853
                                                                                                                       105,863,561
                                                                                                               -------------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.35%
          37,679  ADELAIDE BRIGHTON LIMITED                                                                                 85,891
          93,738  AMBUJA CEMENTS LIMITED                                                                                   218,828
         112,000  ANHUI CONCH CEMENT COMPANY LIMITED                                                                       361,446
         130,000  ASAHI GLASS COMPANY LIMITED                                                                            1,364,120
         216,825  ASIA CEMENT CORPORATION                                                                                  185,801
          11,219  ASSOCIATED CEMENT COMPANIES LIMITED+                                                                     198,762
          55,035  BORAL LIMITED                                                                                            259,276
           6,701  BRICKWORKS LIMITED+                                                                                       68,388
           3,000  BUNKA SHUTTER COMPANY LIMITED                                                                              7,745
           3,462  BUZZI UNICEM SPA                                                                                          38,087
       1,148,311  CEMEX SAB DE CV+                                                                                       1,246,677
          21,000  CENTRAL GLASS COMPANY LIMITED                                                                             83,639
         140,000  CHINA SHANSHUI CEMENT GROUP LIMITED                                                                       67,637
           1,900  CHOFU SEISAKUSHO COMPANY LIMITED                                                                          39,184
             116  CIMENTS FRANCAIS SA                                                                                        9,211
          13,097  CIMPOR CIMENTOS DE PORTUGAL SA                                                                            68,122
           5,200  CLEANUP CORPORATION                                                                                       29,449
          39,109  CRH PLC                                                                                                  863,619
           1,265  GERRESHEIMER AG+                                                                                          39,013
         142,376  GOLDSUN DEVELOPMENT & CONSTRUCTION COMPANY LIMITED                                                        58,932
          50,000  HAITIAN INTERNATIONAL HOLDINGS                                                                            36,673
           8,071  HEIDELBERGCEMENT AG                                                                                      427,518
          13,381  HOLCIM LIMITED                                                                                           842,536
          26,354  INDIA CEMENTS LIMITED                                                                                     62,331
         214,500  INDOCEMENT TUNGGAL PRAKARSA TBK PT                                                                       342,859
           3,427  ITALCEMENTI SPA                                                                                           28,984
           2,435  ITALCEMENTI SPA RNC                                                                                       11,241
          39,731  JAMES HARDIE INDUSTRIES NV                                                                               246,394

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS (continued)
         143,000  K WAH INTERNATIONAL HOLDINGS LIMITED                                                         $            45,475
           9,799  LAFARGE SA                                                                                               558,822
           5,526  MEYER BURGER TECHNOLOGY AG+                                                                              121,024
           9,000  NICHIAS CORPORATION                                                                                       36,731
           9,000  NIHON YAMAMURA GLASS COMPANY LIMITED                                                                      23,307
          38,000  NIPPON ELECTRIC GLASS COMPANY LIMITED                                                                    488,858
          66,000  NIPPON SHEET GLASS COMPANY LIMITED                                                                       172,114
          53,539  OWENS CORNING INCORPORATED+                                                                            1,784,455
          12,000  PANAHOME CORPORATION                                                                                      70,618
          64,042  PRETORIA PORTLAND CEMENT COMPANY LIMITED                                                                 271,181
          60,844  REXAM PLC                                                                                                275,224
             200  ROCKWOOL INTERNATIONAL AS+                                                                                17,256
             887  SA DES CIMENTS VICAT                                                                                      58,669
          12,000  SANKYO-TATEYAMA HOLDINGS INCORPORATED                                                                     14,650
          23,000  SANWA SHUTTER CORPORATION                                                                                 69,792
         163,000  SEMEN GRESIK PERSERO TBK PT                                                                              146,616
          41,300  SIAM CITY CEMENT PCL                                                                                     298,707
          15,730  SIG PLC                                                                                                   26,775
              99  SIKA AG                                                                                                  153,131
           4,510  SUEZ CEMENT COMPANY                                                                                       28,498
          40,000  SUMITOMO OSAKA CEMENT COMPANY LIMITED                                                                     78,537
          90,000  TAIHEIYO CEMENT CORPORATION                                                                              118,763
         375,854  TAIWAN CEMENT CORPORATION                                                                                315,881
         152,504  TAIWAN GLASS INDUSTRIAL CORPORATION                                                                      136,687
           9,000  TAKARA STANDARD COMPANY LIMITED                                                                           53,431
           2,650  TITAN CEMENT COMPANY SA                                                                                   47,829
          17,400  TOYO SEIKAN KAISHA LIMITED                                                                               269,375
          18,000  TSUGAMI CORPORATION                                                                                      113,636
           9,680  ULTRA TECH CEMENT LIMITED                                                                                194,862
         331,800  VANACHAI GROUP PCL                                                                                        38,322
           5,585  WIENERBERGER AG                                                                                           83,581
          14,000  YTL CEMENT BHD                                                                                            16,196
                                                                                                                        13,421,366
                                                                                                               -------------------
TEXTILE MILL PRODUCTS: 0.20%
          13,276  ADITYA BIRLA NUVO LIMITED                                                                                208,358
           8,000  ATSUGI COMPANY LIMITED                                                                                     9,530
          86,000  CHINA GRAND FORESTRY RESOURCES GROUP LIMITED+                                                              2,789
          37,000  CHINA HONGXING SPORTS LIMITED                                                                              3,160
          12,000  DAIWABO COMPANY LIMITED                                                                                   26,219
         408,357  FAR EASTERN TEXTILE COMPANY LIMITED                                                                      401,030
         111,000  FORMOSA TAFFETA COMPANY LIMITED                                                                           77,822
           5,637  GILDAN ACTIVEWEAR INCORPORATED+                                                                          163,368
         173,400  ITOCHU CORPORATION                                                                                     1,428,157
          15,488  JAYBHARAT TEXTILES & REAL ESTATE LIMITED                                                                  91,024
          19,000  KURABO INDUSTRIES LIMITED                                                                                 29,904
          39,500  KURARAY COMPANY LIMITED                                                                                  482,442
          24,857  MOHAWK INDUSTRIES INCORPORATED+                                                                        1,395,969
          17,000  NISSHINBO INDUSTRIES INCORPORATED                                                                        157,337
           9,000  NITTO BOSEKI COMPANY LIMITED                                                                              19,819
           4,393  NYRSTAR                                                                                                   45,800
          68,618  RUENTEX INDUSTRIES LIMITED                                                                               160,492
           2,100  SEIREN COMPANY LIMITED                                                                                    11,340
          26,052  SPOTLESS GROUP LIMITED                                                                                    48,517
         326,000  TAINAN SPINNING COMPANY LIMITED                                                                          131,324
          91,000  TEIJIN LIMITED                                                                                           253,081
          64,000  TEXWINCA HOLDINGS LIMITED                                                                                 63,984
          13,000  THE JAPAN WOOL TEXTILE COMPANY LIMITED                                                                    87,187
         139,000  TORAY INDUSTRIES INCORPORATED                                                                            699,910
          81,000  TOYOBO COMPANY LIMITED                                                                                   123,859
          17,000  UNITIKA                                                                                                   14,103

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
TEXTILE MILL PRODUCTS (continued)
          57,349  WOLVERINE WORLD WIDE INCORPORATED                                                            $         1,645,916
                                                                                                                         7,782,441
                                                                                                               -------------------
THEATERS & ENTERTAINMENT: 0.08%
          38,454  LOEWS CORPORATION                                                                                      1,250,140
         106,397  REGAL ENTERTAINMENT GROUP CLASS A                                                                      1,621,490
                                                                                                                         2,871,630
                                                                                                               -------------------
TOBACCO PRODUCTS: 0.62%
         216,574  ALTRIA GROUP INCORPORATED                                                                              4,394,286
          14,600  BRITISH AMERICAN TOBACCO MALAYSIA BHD                                                                    191,453
         114,106  BRITISH AMERICAN TOBACCO PLC                                                                           3,350,241
           2,662  EASTERN TOBACCO+                                                                                          56,740
          91,000  HUABAO INTERNATIONAL HOLDINGS LIMITED                                                                    114,697
          61,752  IMPERIAL TOBACCO GROUP PLC                                                                             1,599,491
             521  JAPAN TOBACCO INCORPORATED                                                                             1,634,438
          13,690  KT&G CORPORATION                                                                                         664,104
          15,919  LORILLARD INCORPORATED                                                                                 1,138,049
         198,591  PHILIP MORRIS INTERNATIONAL                                                                            8,761,835
          68,500  PT GUDANG GARAM TBK                                                                                      248,489
          17,768  REYNOLDS AMERICAN INCORPORATED                                                                           926,424
           9,000  SOUZA CRUZ SA                                                                                            332,121
          12,000  SWEDISH MATCH AB                                                                                         247,764
                                                                                                                        23,660,132
                                                                                                               -------------------
TRANSPORTATION BY AIR: 0.66%
           1,420  AEROPORTS DE PARIS                                                                                        96,487
         264,000  AIR CHINA                                                                                                262,227
          16,025  AIR FRANCE-KLM                                                                                           191,514
         180,000  AIRASIA BHD+                                                                                              63,951
          53,200  AIRPORTS OF THAILAND PCL                                                                                  53,519
          40,786  ALASKA AIR GROUP INCORPORATED+                                                                         1,904,706
          32,900  ALITALIA SPA+(a)(i)                                                                                            0
         102,000  ALL NIPPON AIRWAYS COMPANY LIMITED                                                                       303,369
           9,400  ARRIVA PLC                                                                                               103,594
         148,561  AUCKLAND INTERNATIONAL AIRPORT LIMITED                                                                   189,032
         188,327  BAE SYSTEMS PLC                                                                                          873,166
          98,459  BOMBARDIER INCORPORATED                                                                                  457,492
          45,583  BRISTOW GROUP INCORPORATED+                                                                            1,481,448
          27,402  BRITISH AIRWAYS PLC                                                                                       78,906
          95,000  CATHAY PACIFIC AIRWAYS LIMITED                                                                           181,918
         541,604  CHINA AIRLINES                                                                                           239,332
         151,769  CONTINENTAL AIRLINES INCORPORATED CLASS B+<<                                                           3,202,326
          15,953  DEUTSCHE LUFTHANSA AG                                                                                    212,106
          10,419  EASYJET PLC+                                                                                              59,943
           1,785  ELBIT SYSTEMS LIMITED                                                                                     91,539
          19,915  EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY                                                              388,960
         209,878  EVA AIRWAYS CORPORATION+                                                                                 116,140
          24,043  FINMECCANICA SPA                                                                                         249,500
             200  FLUGHAFEN ZUERICH AG                                                                                      57,393
         111,348  GMR INFRASTRUCTURE LIMITED+                                                                              139,645
          27,436  IBERIA LINEAS AEREAS DE ESPANA SA                                                                         75,375
           7,800  JAPAN AIRPORT TERMINAL COMPANY LIMITED                                                                   107,317
              63  JAZZ AIR INCOME FUND                                                                                         251
         329,735  JETBLUE AIRWAYS CORPORATION+<<                                                                         2,044,357
           3,266  KLOECKNER & COMPANY                                                                                       61,637
           5,649  KOREAN AIR LINES COMPANY LIMITED+                                                                        336,792
          16,135  LAN AIRLINES SA                                                                                          303,085
         128,668  MACQUARIE AIRPORTS GROUP                                                                                 299,536

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
TRANSPORTATION BY AIR (continued)
          50,200  MALAYSIA AIRPORTS HOLDINGS BHD                                                               $            75,347
          46,134  MALAYSIAN AIRLINE SYSTEM BHD+                                                                             27,324
          31,410  MEGGITT PLC                                                                                              134,723
         138,003  QANTAS AIRWAYS LIMITED                                                                                   284,275
           5,200  RYANAIR HOLDINGS PLC ADR+                                                                                122,408
         681,500  SAS AB+                                                                                                   72,120
          72,200  SINGAPORE AIRLINES LIMITED                                                                               728,448
          53,666  SINGAPORE AIRPORT TERMINAL SERVICES LIMITED                                                              102,489
          74,242  SKYWEST INCORPORATED<<                                                                                 1,088,759
         345,200  SOUTHWEST AIRLINES COMPANY                                                                             4,294,288
          13,260  TAV HAVALIMANLARI HOLDING AS+                                                                             46,453
          76,300  THAI AIRWAYS INTERNATIONAL PCL                                                                            54,374
           1,458  TRANSAT A.T. INCORPORATED CLASS A+                                                                        14,256
          52,361  TURK HAVA YOLLARI ANONIM ORTAKLIGI                                                                       146,828
         189,465  UAL CORPORATION+<<                                                                                     3,791,195
         177,317  VIRGIN BLUE HOLDINGS LIMITED                                                                              45,960
           1,900  WESTJET AIRLINES LIMITED+                                                                                 21,773
                                                                                                                        25,277,583
                                                                                                               -------------------
TRANSPORTATION EQUIPMENT: 1.71%
          43,285  AAR CORPORATION+                                                                                         852,715
          20,000  AISIN SEIKI COMPANY LIMITED                                                                              557,044
           5,200  AKEBONO BRAKE INDUSTRY COMPANY LIMITED                                                                    24,400
          26,651  ASHTEAD GROUP PLC                                                                                         40,553
           9,718  AUSTAL LIMITED                                                                                            17,444
          10,417  BAJAJ AUTO                                                                                               482,567
           9,936  BAJAJ AUTO LIMITED+                                                                                      143,404
          17,911  BAJAJ FINSERV                                                                                            170,059
          22,153  BBA AVIATION PLC                                                                                          59,678
          11,900  CAE INCORPORATED                                                                                         109,230
           7,000  CALSONIC KANSEI CORPORATION                                                                               20,998
          89,000  CHINA HIGH SPEED TRANSMISSION EQUIPMENT GROUP COMPANY LIMITED                                            203,377
              24  CHONGQING CHANGCHUN AUTOMOBILE CLASS B+                                                                       16
          60,517  CLARCOR INCORPORATED                                                                                   2,194,346
          74,067  COBHAM PLC                                                                                               245,746
             139  CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES SA                                                             57,924
         252,518  COSCO PACIFIC LIMITED                                                                                    306,918
          39,000  CSBC CORPORATION TAIWAN                                                                                   30,670
          55,800  DENSO CORPORATION                                                                                      1,491,170
         152,909  EASTERN STAR GAS LIMITED+                                                                                110,443
           3,600  EXEDY CORPORATION                                                                                         88,240
           3,300  FCC COMPANY LIMITED                                                                                       62,595
           3,220  FIAT SPA (NON-CONVERTIBLE SAVINGS SHARES)                                                                 21,297
           6,100  FUTABA INDUSTRIAL COMPANY LIMITED                                                                         46,707
         530,000  GEELY AUTOMOBILE HOLDINGS LIMITED                                                                        176,166
          32,577  GENERAL DYNAMICS CORPORATION                                                                           2,211,978
          74,779  GENUINE PARTS COMPANY                                                                                  3,036,775
             206  GEORG FISCHER AG                                                                                          63,244
          78,273  GKN PLC                                                                                                  139,673
          58,265  GOODRICH CORPORATION                                                                                   4,043,591
           6,509  GUD HOLDINGS LIMITED                                                                                      45,001
         109,000  HARLEY-DAVIDSON INCORPORATED<<                                                                         3,292,890
          11,054  HERO HONDA MOTORS LIMITED                                                                                455,042
          73,928  HONEYWELL INTERNATIONAL INCORPORATED                                                                   3,161,901
           6,000  HONG KONG AIRCRAFT ENGINEERING COMPANY LIMITED                                                            64,855
           9,388  HYUNDAI MOBIS+                                                                                         1,541,674
           2,000  JAPAN AVIATION ELECTRONICS INDUSTRY LIMITED                                                               13,676
          72,086  JOHNSON CONTROLS INCORPORATED                                                                          2,056,614
          21,300  JTEKT CORPORATION                                                                                        221,053
           1,200  KANTO AUTO WORKS LIMITED                                                                                   9,572
          20,000  KAYABA INDUSTRY COMPANY LIMITED                                                                           71,102
           3,500  KEIHIN CORPORATION                                                                                        63,703

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
TRANSPORTATION EQUIPMENT (continued)
         144,063  KING YUAN ELECTRONICS COMPANY LIMITED                                                        $            61,143
          17,000  KOITO MANUFACTURING COMPANY LIMITED                                                                      269,291
          21,117  LEAR CORPORATION+                                                                                      1,428,987
           2,422  LINAMAR CORPORATION                                                                                       44,348
           5,900  MAGNA INTERNATIONAL INCORPORATED CLASS A                                                                 399,276
          15,759  MARUTI SUZUKI INDIA LIMITED                                                                              413,399
         165,033  MITSUBISHI CORPORATION                                                                                 3,717,206
           2,336  MTU AERO ENGINES HOLDINGS                                                                                124,700
           1,900  MUSASHI SEIMITSU INDUSTRY COMPANY LIMITED                                                                 39,988
          25,314  NAVISTAR INTERNATIONAL CORPORATION+                                                                    1,371,513
          18,000  NGK SPARK PLUG COMPANY LIMITED                                                                           224,062
          21,000  NHK SPRING COMPANY LIMITED                                                                               197,815
           4,000  NIPPON SEIKI COMPANY LIMITED                                                                              38,893
          14,000  NIPPON SHARYO LIMITED                                                                                     64,885
           6,000  NISSAN SHATAI COMPANY LIMITED                                                                             40,666
           3,200  NISSIN KOGYO COMPANY LIMITED                                                                              49,885
          12,500  NOK CORPORATION                                                                                          199,420
           6,680  NOKIAN RENKAAT OYJ                                                                                       154,244
          28,706  NORTHROP GRUMMAN CORPORATION                                                                           1,736,426
          53,790  NOVATEK MICROELECTRONICS CORPORATION LIMITED                                                             153,682
          23,600  ORIENTAL HOLDINGS BHD                                                                                     41,834
          42,300  OSHKOSH TRUCK CORPORATION+                                                                             1,502,919
          45,700  PACCAR INCORPORATED<<                                                                                  1,873,700
          37,297  POLARIS INDUSTRIES INCORPORATED<<                                                                      2,189,334
           4,000  PRESS KOGYO COMPANY LIMITED                                                                               11,460
           1,900  PROSAFE PRODUCTION PUBLIC LIMITED+                                                                         4,072
          12,700  PROTON HOLDINGS BHD+                                                                                      18,031
           4,000  RIKEN CORPORATION                                                                                         13,264
       8,476,025  ROLLS ROYCE GROUP PLC(a)(i)                                                                              839,765
          13,687  SAFRAN SA                                                                                                364,673
          14,000  SANDEN CORPORATION                                                                                        40,198
          16,220  SCANIA AB CLASS B                                                                                        237,000
          99,200  SEMBCORP MARINE LIMITED                                                                                  283,619
          11,000  SHINMAYWA INDUSTRIES LIMITED                                                                              40,383
           1,800  SHOWA CORPORATION                                                                                         11,345
          86,000  SINOTRUK HONG KONG LIMITED                                                                                67,926
          96,200  SOMBOON ADVANCE TECHNOLOGY PCL                                                                            50,235
             700  TACHI-S COMPANY LIMITED                                                                                    6,698
           3,800  TAKATA CORPORATION                                                                                        84,449
          13,600  THAI STANLEY ELECTRIC PCL                                                                                 54,099
           6,586  THALES SA                                                                                                220,525
          46,104  THOR INDUSTRIES INCORPORATED                                                                           1,344,393
          12,763  TOFAS TURK OTOMOBIL FABRIKASI AS+                                                                         43,786
           5,300  TOKAI RIKA COMPANY LIMITED                                                                               104,803
          88,000  TONG YANG INDUSTRY COMPANY LIMITED                                                                       136,841
           7,400  TOYODA GOSEI COMPANY LIMITED                                                                             188,394
           4,400  TOYOTA AUTO BODY COMPANY LIMITED                                                                          59,733
           8,900  TOYOTA BOSHOKU CORPORATION                                                                               146,637
          21,700  TOYOTA INDUSTRIES CORPORATION                                                                            554,219
          16,316  TRANSDIGN GROUP INCORPORATED                                                                             860,832
         106,810  TRINITY INDUSTRIES INCORPORATED<<                                                                      2,333,799
          96,199  TRW AUTOMOTIVE HOLDINGS CORPORATION+                                                                   2,893,666
           5,000  TS TECH COMPANY LIMITED                                                                                   85,333
          46,800  UMW HOLDINGS BHD                                                                                          89,330
         208,402  UNIMICRON TECHNOLOGY CORPORATION                                                                         293,459
          90,520  UNITED TECHNOLOGIES CORPORATION                                                                        6,099,238
           2,677  VALEO SA                                                                                                  74,213
             279  VOSSLOH AG                                                                                                24,312
          57,302  WABTEC CORPORATION                                                                                     2,484,042
         212,000  XINYI GLASS HOLDING COMPANY LIMITED                                                                       78,370
          29,600  YAMAHA MOTOR COMPANY LIMITED                                                                             428,442
       1,551,500  YARNAPUND PCL+                                                                                            28,118
         106,929  YUE LOONG MOTOR                                                                                          105,945

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
TRANSPORTATION EQUIPMENT (continued)
           2,058  ZODIAC SA                                                                                    $           100,273
                                                                                                                        65,249,587
                                                                                                               -------------------
TRANSPORTATION SERVICES: 0.66%
           3,310  ANSALDO STS SPA                                                                                           49,929
          23,413  ANTOFAGASTA PLC                                                                                          297,207
         138,000  AVIS BUDGET GROUP INCORPORATED+<<                                                                      1,635,300
           2,050  CARGOTEC CORPORATION                                                                                      54,932
          79,207  CH ROBINSON WORLDWIDE INCORPORATED                                                                     4,602,719
          19,155  CIA DE CONCESSOES RODOVIARIAS                                                                            392,233
         181,000  COMFORTDELGRO CORPORATION LIMITED                                                                        187,167
           1,187  DELEK AUTOMOTIVE SYSTEMS LIMITED                                                                          13,290
          44,221  DEUTSCHE POST AG                                                                                         657,148
          98,256  EXPEDITORS INTERNATIONAL WASHINGTON INCORPORATED                                                       3,752,397
          40,600  FEDEX CORPORATION                                                                                      3,389,694
          25,434  FIRSTGROUP PLC                                                                                           137,783
           1,636  FRAPORT AG                                                                                                75,072
           5,254  FREIGHTWAYS LIMITED                                                                                       10,674
          54,386  GATX CORPORATION                                                                                       1,572,299
             798  GLOVIS COMPANY LIMITED+                                                                                   84,095
           1,463  GO-AHEAD GROUP PLC                                                                                        27,019
             560  GULLIVER INTERNATIONAL COMPANY LIMITED                                                                    16,808
           1,110  HAMBURGER HAFEN UND LOGISTIK AG                                                                           35,118
          43,853  HUB GROUP INCORPORATED CLASS A+                                                                        1,341,902
           1,100  INUI STEAMSHIP COMPANY LIMITED                                                                             7,311
          36,000  KAMIGUMI COMPANY LIMITED                                                                                 270,406
           1,700  KINTETSU WORLD EXPRESS INCORPORATED                                                                       40,349
           3,272  KONINKLIJKE VOPAK NV                                                                                     123,975
           1,506  KOREA EXPRESS COMPANY LIMITED+                                                                            68,505
           3,262  KUEHNE & NAGEL INTERNATIONAL AG                                                                          305,003
          27,037  MACQUARIE ATLAS ROADS LIMITED+                                                                            18,670
           3,000  MARUZEN SHOWA UNYU COMPANY LIMITED                                                                         9,487
          29,635  NATIONAL EXPRESS GROUP PLC                                                                                98,787
          94,000  NIPPON EXPRESS COMPANY LIMITED                                                                           412,596
             782  OESTERREICHISCHE POST AG                                                                                  17,742
             558  PANALPINA WELTTRANSPORT HOLDINGS AG                                                                       41,540
          25,037  RYDER SYSTEM INCORPORATED                                                                              1,125,163
           1,684  SBS TRANSIT LIMITED                                                                                        2,037
           4,000  SENKO COMPANY LIMITED                                                                                     16,223
         138,000  SINGAPORE POST LIMITED                                                                                   109,243
          65,000  SMRT CORPORATION LIMITED                                                                                  96,598
          25,848  STAGECOACH GROUP PLC                                                                                      68,552
          13,632  THE GREAT EASTERN SHIPPING COMPANY LIMITED                                                                86,572
          37,081  THOMAS COOK GROUP PLC                                                                                    110,511
          17,937  TNT NV                                                                                                   448,896
           4,785  TOGNUM AG                                                                                                 86,653
          75,669  TOLL HOLDINGS LIMITED                                                                                    396,497
           4,043  TOROMONT INDUSTRIES LIMITED                                                                               98,732
           2,911  TRANSFORCE INCORPORATED                                                                                   27,190
          78,823  UNITED RENTALS INCORPORATED+<<                                                                           957,699
         131,440  UTI WORLDWIDE INCORPORATED                                                                             1,899,308
           2,000  YOKOGAWA BRIDGE HOLDINGS CORPORATION                                                                      11,811
                                                                                                                        25,288,842
                                                                                                               -------------------
TRANSPORTATION-MARINE: 0.00%
           6,000  CHINESE MARITIME TRANSPORT LIMITED                                                                        13,915
                                                                                                               -------------------
WATER TRANSPORTATION: 0.36%
              23  A.P. MOLLER-MAERSK AS                                                                                    165,901
          55,472  ALEXANDER & BALDWIN INCORPORATED<<                                                                     1,785,644

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
WATER TRANSPORTATION (continued)
              58  AP MOLLER-MAERSK AS                                                                          $           430,103
             227  COMPAGNIE MARITIME BELGE SA+                                                                               6,332
         307,000  COSCO HOLDINGS                                                                                           340,066
           1,300  D S NORDEN                                                                                                49,438
          12,000  DAIICHI CHUO KISEN KAISHA                                                                                 35,313
         303,000  EVERGREEN MARINE CORPORATION (TAIWAN) LIMITED                                                            173,222
          30,000  EZRA HOLDINGS LIMITED                                                                                     36,704
           2,361  FORTH PORTS PLC                                                                                           37,740
          36,111  GENCO SHIPPING & TRADING LIMITED+<<                                                                      687,192
          19,499  HANJIN SHIPPING COMPANY LIMITED+                                                                         344,451
           5,690  HYUNDAI MERCHANT MARINE COMPANY LIMITED+                                                                 120,602
           9,500  IINO KAIUN KAISHA LIMITED                                                                                 50,398
         134,600  INTERNATIONAL CONTAINER TERM SERVICES INCORPORATED                                                        80,828
          61,000  JAYA HOLDINGS LIMITED                                                                                     26,131
          68,000  KAWASAKI KISEN KAISHA LIMITED                                                                            274,400
          26,110  KIRBY CORPORATION+                                                                                     1,029,517
          14,000  MALAYSIAN BULK CARRIERS BHD+                                                                              12,487
         385,200  MISC BHD                                                                                                 960,529
         121,000  MITSUI OSK LINES LIMITED                                                                                 855,261
          80,000  NEPTUNE ORIENT LINES LIMITED                                                                             106,755
         169,000  NIPPON YUSEN KABUSHIKI KAISHA                                                                            603,494
           4,000  NISSIN CORPORATION                                                                                         8,665
          19,000  ORIENT OVERSEAS INTERNATIONAL LIMITED                                                                    129,332
          35,420  OVERSEAS SHIPHOLDING GROUP INCORPORATED<<                                                              1,370,400
         155,000  PACIFIC BASIN SHIPPING LIMITED                                                                           104,853
          48,131  PETRONET LNG LIMITED                                                                                      84,606
           2,269  PORT OF TAURANGA LIMITED                                                                                  10,462
          70,800  PRECIOUS SHIPPING PCL                                                                                     39,581
          73,800  REGIONAL CONTAINER LINES PCL+                                                                             27,430
          60,493  ROYAL CARIBBEAN CRUISES LIMITED+                                                                       1,754,297
             284  SCHMITT INDUSTRIES INCORPORATED(a)(i)                                                                     20,911
          31,652  SHIH WEI NAVIGATION COMPANY LIMITED                                                                       41,736
           2,000  SHINWA KAIUN KAISHA LIMITED                                                                                5,820
         128,800  SINCERE NAVIGATION CORPORATION                                                                           157,182
          12,981  STX PAN OCEAN COMPANY LIMITED                                                                            121,482
          20,000  TAIWAN NAVIGATION COMPANY LIMITED                                                                         25,147
          55,021  TEEKAY CORPORATION<<                                                                                   1,388,180
          81,840  THORESEN THAI AGENCIES PCL                                                                                58,574
          58,000  U-MING TRANSPORT CORPORATION                                                                             114,776
         107,416  YANG MING MARINE TRANSPORT                                                                                43,795
                                                                                                                        13,719,737
                                                                                                               -------------------
TOTAL COMMON STOCKS (COST $3,822,127,767)                                                                            3,802,783,576
                                                                                                               -------------------
RIGHTS: 0.00%
          17,212  ABERTIS INFRAESTRUCTURA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)+                  12,441
          81,511  BANK OF IRELAND (DEPOSITORY INSTITUTIONS)+                                                                17,505
           1,048  HANJIN SHIPPING COMPANY (TRANSPORTATION SERVICES)(a)+                                                      6,009
           2,411  ITAUSA INVESTIMENTOS (HOLDING & OTHER INVESTMENT OFFICES)(a)+                                              1,598
              59  LG INNOTEK (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                  EQUIPMENT)(a)+                                                                                             1,646
          51,764  NATIONAL GRID PLC (ELECTRIC, GAS & SANITARY SERVICES)+                                                   102,743
          74,774  PA RESOURCES AB (OIL & GAS EXPLORATION)(a)+                                                                3,905
          18,450  REGIONAL CONTAINER LINES (WATER TRANSPORTATION)(a)+                                                           57
          13,000  TCC INTERNATIONAL HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)(a)+                                  629
           4,320  TOWER AUSTRALIA GROUP LIMITED (INSURANCE CARRIERS)+                                                            0
           9,667  TRANSURBAN GROUP (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION)(a)+                            0
TOTAL RIGHTS (COST $173,631)                                                                                               146,533
                                                                                                               -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

                                                                                                   EXPIRATION
SHARES            SECURITY NAME                                                                                       VALUE
----------------  -------------------------------------------------------------------------------------------  -------------------
WARRANTS: 0.00%
           2,479  BEACH ENERGY LIMITED (OIL & GAS EXTRACTION)                                      06/30/2010  $                 2
           1,583  BURU ENERGY LIMITED (OIL & GAS EXTRACTION)+                                      10/10/2010                   15
           3,641  ESTABLISSEMENTS MAUREL ET PROM (OIL & GAS EXTRACTION)+                           06/30/2014                  903
          20,952  HENDERSON LAND DEVELOPMENT (REAL ESTATE)(a)+                                     06/01/2011                    0
          19,010  HKC HOLDINGS (CONSTRUCTION SPECIAL TRADE CONTRACTORS)(a)+                        09/06/2011                    0
           5,450  KINGBOARD CHEMICALS HOLDINGS (CHEMICALS & ALLIED PRODUCTS)+                      10/31/2012                2,365
             138  KRISPY KREME DOUGHNUTS INCORPORATED (EATING & DRINKING PLACES)+                  03/02/2012                   10
           2,120  KSL W1 (OIL & GAS EXTRACTION)+                                                   12/31/2010                  255
           9,570  MINOR INTERNATIONAL PCL ADR (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE
                  PLACES)(a)+                                                                      12/31/2011                    1
          17,515  OSIM INTERNATIONAL LIMITED (MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS:
                  PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS)+                                          06/23/2011                4,856
             321  RESOLUTE MINING LIMITED (METAL MINING)+                                          12/31/2011                  136
             700  TAT HONG HOLDINGS LIMITED (WHOLESALE TRADE-DURABLE GOODS)(a)+                    08/02/2013                   20
TOTAL WARRANTS (COST $1,132)                                                                                                 8,563
                                                                                                               -------------------

                                                                                         DIVIDEND
                                                                                           YIELD
                                                                                         --------
PREFERRED STOCKS: 0.86%
         220,815  BANCO BRADESCO SA (DEPOSITORY INSTITUTIONS)                               2.49%                        3,590,488
         263,231  BANCO ITAU HOLDING FINANCEIRA SA (DEPOSITORY INSTITUTIONS)                2.24                         4,875,051
           2,478  BAYERISCHE MOTOREN WERKE AG (AUTO MANUFACTURERS)                          1.14                            81,553
          30,000  BRADESPAR SA (INVESTMENT COMPANIES)                                       2.56                           601,075
          31,319  BRASIL TELECOM SA (TELECOMMUNICATIONS)                                    0.00                           194,206
          27,100  CENTRAIS ELECTRICAS BRASILEIRAS SA PREFERRED B (UTILITIES)                5.63                           388,818
             117  CIA DE BEBIDAS DAS AMERICA (BREWERY)                                      3.57                            11,176
          20,594  CIA DE BEBIDAS DAS AMERICAS (BREWERY)                                     5.27                         1,969,555
          45,702  CIA ENERGETICA DE MINAS GERAIS (ELECTRONIC & OTHER ELECTRICAL
                  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                        1.87                           647,398
         259,930  COMPANHIA VALE DO RIO DOCE CLASS A (METAL MINING)                         5.81                         6,010,232
           1,069  FIAT SPA (AUTO MANUFACTURERS)                                             1.37                             6,615
           4,839  FRESENIUS AG (HEALTHCARE PRODUCTS)                                        2.40                           305,333
             624  FUCHS PETROLUB AG (OIL & GAS EXTRACTION)                                  1.27                            55,127
          82,502  GERDAU SA (PRIMARY METAL INDUSTRIES)                                      1.30                         1,110,486
           9,400  HENKEL KGAA (HOUSEHOLD PRODUCTS)                                          2.88                           437,105
             588  HUGO BOSS AG (APPAREL & ACCESSORIES STORES)                               2.47                            22,670
         337,096  INVESTIMENTOS ITAU SA (HOLDING COMPANIES)                                 1.56                         2,004,832
          36,456  METALURGICA GERDAU SA (PRIMARY METAL INDUSTRIES)                          3.60                           616,894
         396,304  PETROLEO BRASILEIRO SA (OIL & GAS EXTRACTION)                             0.14                         6,159,996
           4,196  PORSCHE AG (AUTO MANUFACTURERS)                                           6.84                           182,025
           2,018  RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                4.09                           135,840
              67  SHINKIN CENTRAL BANK (DEPOSITORY INSTITUTIONS)                            0.00                           117,919
          10,037  SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                    18.48                            91,604
          31,177  TELE NORTE LESTE PARTICIPACOES SA (COMMUNICATIONS)                        9.83                           486,837
           3,803  TELECOMUNICACOES DE SAO PAULO SA (TELECOMMUNICATIONS)                     7.01                            72,738
           3,078  TELEMAR NORTE LESTE SA (TELECOMMUNICATIONS)                               2.47                            84,727
          68,500  TIM PARTICIPACOES SA (COMMUNICATIONS)                                    10.69                           181,609
          18,590  UNIPOL (INSURANCE CARRIERS)                                               1.73                            10,782
          31,601  USINAS SIDERURGICAS DE MINAS GERAIS SA CLASS A (PRIMARY METAL
                  INDUSTRIES)                                                               4.16                           789,045
          19,777  VIVO PARTICIPACOES SA (TELECOMMUNICATIONS)                                2.14                           539,596
          11,721  VOLKSWAGEN AG (AUTO MANUFACTURERS)                                        2.49                         1,009,618
TOTAL PREFERRED STOCKS (COST $30,636,027)                                                                               32,790,950
                                                                                                               -------------------

                                                                                         INTEREST   MATURITY
PRINCIPAL                                                                                  RATE       DATE
----------------                                                                         --------  ----------
SHORT-TERM INVESTMENTS: 15.09%
CORPORATE BONDS & NOTES: 0.19%
$      6,495,040  GRYPHON FUNDING LIMITED(v)(a)(i)                                          0.00   08/05/2010            2,651,925
       8,514,816  VFNC CORPORATION(v)++(a)+/-(i)                                            0.35   09/30/2010            4,768,297
                                                                                                                         7,420,222
                                                                                                               -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED STOCK PORTFOLIO

SHARES            SECURITY NAME                                                            YIELD                      VALUE
----------------  ---------------------------------------------------------------------  --------              -------------------
INVESTMENT COMPANIES: 14.90%
      85,598,785  WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)~(u)                           0.16%              $        85,598,785
     483,448,304  WELLS FARGO SECURITIES LENDING CASH INVESTMENTS, LLC(v)(l)(u)             0.30                       483,448,304
                                                                                                                       569,047,089
                                                                                                               -------------------
TOTAL SHORT-TERM INVESTMENTS (COST $574,615,338)                                                                       576,467,311
                                                                                                               -------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $4,427,553,895)*                                                          115.52%                              4,412,196,933
OTHER ASSETS AND LIABILITIES, NET                                               (15.52)                               (592,871,279)
                                                                                ------                         -------------------
TOTAL NET ASSETS                                                                100.00%                        $     3,819,325,654
                                                                                ======                         ===================

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(l)  INVESTMENT IN AN AFFILIATE.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

+/-  VARIABLE RATE INVESTMENTS.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(i)  ILLIQUID SECURITY (UNAUDITED).

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $4,483,397,405 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 306,073,055
GROSS UNREALIZED DEPRECIATION    (377,273,527)
                                -------------
NET UNREALIZED DEPRECIATION     $ (71,200,472)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
CORPORATE BONDS & NOTES: 20.97%
AEROSPACE, DEFENSE: 0.25%
$        500,000  BOEING COMPANY                                                       1.88%      11/20/2012   $           502,532
         140,000  BOEING COMPANY                                                       4.88       02/15/2020               148,374
       1,000,000  BOEING COMPANY                                                       5.00       03/15/2014             1,099,659
          30,000  BOEING COMPANY                                                       5.88       02/15/2040                31,955
         180,000  BOEING COMPANY                                                       6.13       02/15/2033               197,690
         300,000  BOEING COMPANY                                                       6.88       03/15/2039               363,224
         500,000  HONEYWELL INTERNATIONAL INCORPORATED                                 3.88       02/15/2014               533,028
         100,000  HONEYWELL INTERNATIONAL INCORPORATED                                 4.25       03/01/2013               107,407
         500,000  HONEYWELL INTERNATIONAL INCORPORATED                                 5.00       02/15/2019               540,220
         100,000  HONEYWELL INTERNATIONAL INCORPORATED                                 5.30       03/01/2018               110,366
         250,000  HONEYWELL INTERNATIONAL INCORPORATED                                 5.70       03/15/2037               270,602
         100,000  LOCKHEED MARTIN CORPORATION++                                        4.12       03/14/2013               106,546
         500,000  LOCKHEED MARTIN CORPORATION++                                        4.25       11/15/2019               505,686
         162,000  LOCKHEED MARTIN CORPORATION++                                        5.72       06/01/2040               168,036
         350,000  LOCKHEED MARTIN CORPORATION SERIES B++                               6.15       09/01/2036               383,956
          90,000  NORTHROP GRUMMAN CORPORATION                                         3.70       08/01/2014                93,503
          85,000  NORTHROP GRUMMAN CORPORATION                                         5.05       08/01/2019                90,079
         520,000  NORTHROP GRUMMAN CORPORATION                                         7.75       02/15/2031               673,419
         600,000  RAYTHEON COMPANY                                                     4.40       02/15/2020               617,597
         120,000  RAYTHEON COMPANY                                                     7.20       08/15/2027               147,766
                                                                                                                         6,691,645
                                                                                                               -------------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.00%
         100,000  VF CORPORATION                                                       5.95       11/01/2017               111,420
                                                                                                               -------------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.01%
         150,000  AUTOZONE INCORPORATED                                                5.75       01/15/2015               164,803
         100,000  AUTOZONE INCORPORATED                                                6.50       01/15/2014               112,018
                                                                                                                           276,821
                                                                                                               -------------------
BEVERAGES: 0.18%
       1,100,000  ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED                          3.00       10/15/2012             1,127,066
         625,000  ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED                          4.13       01/15/2015               644,975
         180,000  ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED                          4.38       01/15/2013               189,096
         900,000  ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED                          5.38       01/15/2020               938,668
         200,000  ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED                          5.50       01/15/2018               214,088
          50,000  ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED                          5.60       03/01/2017                54,447
         250,000  ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED                          5.75       04/01/2036               245,361
         400,000  ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED                          6.38       01/15/2040               438,329
         100,000  BOTTLING GROUP LLC                                                   4.63       11/15/2012               107,816
         750,000  BOTTLING GROUP LLC                                                   6.95       03/15/2014               877,805
                                                                                                                         4,837,651
                                                                                                               -------------------
BIOPHARMACEUTICALS: 0.21%
         500,000  BIOGEN IDEC INCORPORATED                                             6.88       03/01/2018               565,545
       1,050,000  PFIZER INCORPORATED                                                  4.45       03/15/2012             1,108,030
         300,000  PFIZER INCORPORATED                                                  4.50       02/15/2014               323,131
       1,250,000  PFIZER INCORPORATED                                                  5.35       03/15/2015             1,399,444
       1,300,000  PFIZER INCORPORATED<<                                                6.20       03/15/2019             1,509,973
         750,000  PFIZER INCORPORATED                                                  7.20       03/15/2039               928,021
                                                                                                                         5,834,144
                                                                                                               -------------------
BIOTECHNOLOGY: 0.17%
          65,000  AMGEN INCORPORATED                                                   4.50       03/15/2020                67,446
       1,000,000  AMGEN INCORPORATED                                                   5.70       02/01/2019             1,131,168
          80,000  AMGEN INCORPORATED                                                   5.75       03/15/2040                82,667

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
BIOTECHNOLOGY (continued)
$        350,000  AMGEN INCORPORATED                                                   5.85%      06/01/2017   $           397,940
         100,000  AMGEN INCORPORATED                                                   6.38       06/01/2037               111,473
         250,000  AMGEN INCORPORATED                                                   6.40       02/01/2039               281,462
         800,000  ELI LILLY & COMPANY                                                  4.20       03/06/2014               863,971
         400,000  ELI LILLY & COMPANY                                                  5.50       03/15/2027               420,917
         500,000  GENETECH INCORPORATED                                                4.75       07/15/2015               545,977
         300,000  LIFE TECHNOLOGIES CORPORATION                                        4.40       03/01/2015               309,966
         500,000  LIFE TECHNOLOGIES CORPORATION                                        6.00       03/01/2020               529,433
                                                                                                                         4,742,420
                                                                                                               -------------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.00%
          65,000  MDC HOLDINGS INCORPORATED                                            5.38       07/01/2015                65,324
                                                                                                               -------------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.17%
         180,000  CRH AMERICA INCORPORATED                                             5.30       10/15/2013               191,946
         100,000  CRH AMERICA INCORPORATED                                             5.63       09/30/2011               104,039
         350,000  CRH AMERICA INCORPORATED                                             6.00       09/30/2016               381,093
         200,000  CRH AMERICA INCORPORATED                                             8.13       07/15/2018               238,317
         550,000  HOME DEPOT INCORPORATED                                              5.25       12/16/2013               599,338
         680,000  HOME DEPOT INCORPORATED                                              5.40       03/01/2016               739,856
         750,000  HOME DEPOT INCORPORATED                                              5.88       12/16/2036               737,608
         200,000  LOWE'S COMPANIES INCORPORATED                                        4.63       04/15/2020               207,966
         400,000  LOWE'S COMPANIES INCORPORATED                                        5.00       10/15/2015               442,637
         110,000  LOWE'S COMPANIES INCORPORATED                                        5.80       04/15/2040               115,974
          75,000  LOWE'S COMPANIES INCORPORATED                                        6.50       03/15/2029                85,172
         350,000  LOWE'S COMPANIES INCORPORATED                                        6.65       09/15/2037               403,752
          25,000  MARTIN MARIETTA MATERIALS INCORPORATED                               6.25       05/01/2037                24,614
         125,000  MARTIN MARIETTA MATERIALS INCORPORATED                               6.60       04/15/2018               137,456
         250,000  SHERWIN-WILLIAMS COMPANY                                             3.13       12/15/2014               257,019
                                                                                                                         4,666,787
                                                                                                               -------------------
BUSINESS SERVICES: 0.22%
         500,000  CA INCORPORATED                                                      5.38       12/01/2019               514,035
          50,000  CINTAS CORPORATION #2                                                6.15       08/15/2036                53,463
         500,000  COMPUTER SCIENCES CORPORATION                                        5.50       03/15/2013               537,622
         150,000  COMPUTER SCIENCES CORPORATION SERIES WI                              6.50       03/15/2018               164,907
         180,000  ELECTRONIC DATA SYSTEMS CORPORATION SERIES B                         6.00       08/01/2013               202,309
         100,000  EQUIFAX INCORPORATED                                                 4.45       12/01/2014               103,620
          50,000  EQUIFAX INCORPORATED                                                 7.00       07/01/2037                55,696
         600,000  FISERV INCORPORATED                                                  6.13       11/20/2012               656,411
         100,000  FISERV INCORPORATED                                                  6.80       11/20/2017               112,214
         200,000  OMNICOM GROUP INCORPORATED                                           6.25       07/15/2019               221,197
         415,000  ORIX CORPORATION                                                     4.71       04/27/2015               384,948
          80,000  WESTERN UNION COMPANY++                                              5.25       04/01/2020                83,125
          75,000  WESTERN UNION COMPANY++                                              5.93       10/01/2016                82,156
          75,000  WESTERN UNION COMPANY++                                              6.20       11/17/2036                79,346
         500,000  Western Union Company++                                              6.50       02/26/2014               572,406
         200,000  XEROX CORPORATION                                                    4.25       02/15/2015               204,818
         570,000  XEROX CORPORATION                                                    5.50       05/15/2012               607,859
         200,000  XEROX CORPORATION                                                    5.63       12/15/2019               211,669
         150,000  XEROX CORPORATION                                                    6.35       05/15/2018               162,603
         250,000  XEROX CORPORATION                                                    6.75       02/01/2017               278,955
         100,000  XEROX CORPORATION                                                    6.75       12/15/2039               108,036
         570,000  XEROX CORPORATION                                                    8.25       05/15/2014               664,116
                                                                                                                         6,061,511
                                                                                                               -------------------
CHEMICALS & ALLIED PRODUCTS: 0.43%
         300,000  AGRIUM INCORPORATED                                                  6.75       01/15/2019               339,894
         150,000  AIR PRODUCTS & CHEMICALS INCORPORATED                                4.38       08/21/2019               152,555

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
CHEMICALS & ALLIED PRODUCTS (continued)
$        100,000  CABOT CORPORATION                                                    5.00%      10/01/2016   $           102,925
         150,000  CLOROX COMPANY                                                       5.00       03/01/2013               162,352
         300,000  CLOROX COMPANY                                                       5.00       01/15/2015               326,218
         100,000  CLOROX COMPANY                                                       5.45       10/15/2012               108,586
          90,000  CLOROX COMPANY                                                       5.95       10/15/2017               101,222
         500,000  DOW CHEMICAL COMPANY                                                 4.85       08/15/2012               525,378
         500,000  DOW CHEMICAL COMPANY                                                 5.90       02/15/2015               538,750
         100,000  DOW CHEMICAL COMPANY                                                 6.00       10/01/2012               107,750
         100,000  DOW CHEMICAL COMPANY                                                 7.38       11/01/2029               107,376
         685,000  DOW CHEMICAL COMPANY                                                 7.60       05/15/2014               784,736
       1,155,000  DOW CHEMICAL COMPANY                                                 8.55       05/15/2019             1,369,838
         135,000  DOW CHEMICAL COMPANY                                                 9.40       05/15/2039               176,621
         700,000  E.I. DU PONT DE NEMOURS & COMPANY                                    3.25       01/15/2015               718,112
         750,000  E.I. DU PONT DE NEMOURS & COMPANY                                    4.50       08/15/2019               772,759
         200,000  E.I. DU PONT DE NEMOURS & COMPANY                                    4.63       01/15/2020               208,259
         565,000  E.I. DU PONT DE NEMOURS & COMPANY                                    4.88       04/30/2014               618,725
         200,000  E.I. DU PONT DE NEMOURS & COMPANY                                    5.00       07/15/2013               218,945
          50,000  E.I. DU PONT DE NEMOURS & COMPANY                                    5.25       12/15/2016                55,714
          25,000  E.I. DU PONT DE NEMOURS & COMPANY                                    5.60       12/15/2036                25,593
         625,000  E.I. DU PONT DE NEMOURS & COMPANY                                    6.00       07/15/2018               715,536
         200,000  EASTMAN CHEMICAL COMPANY                                             7.60       02/01/2027               231,313
         500,000  HOSPIRA INCORPORATED                                                 6.05       03/30/2017               554,843
          45,000  HOSPIRA INCORPORATED SERIES GMTN                                     6.40       05/15/2015                51,168
          65,000  LUBRIZOL CORPORATION                                                 5.50       10/01/2014                71,353
         500,000  LUBRIZOL CORPORATION                                                 8.88       02/01/2019               605,361
         500,000  MONSANTO COMPANY                                                     5.13       04/15/2018               544,705
         100,000  MONSANTO COMPANY                                                     5.50       08/15/2025               106,207
         550,000  PPG INDUSTRIES INCORPORATED                                          5.75       03/15/2013               599,066
         100,000  PPG INDUSTRIES INCORPORATED                                          6.65       03/15/2018               116,109
         100,000  PRAXAIR INCORPORATED                                                 2.13       06/14/2013               100,880
          75,000  PRAXAIR INCORPORATED                                                 5.38       11/01/2016                84,376
         150,000  PRAXAIR INCORPORATED                                                 6.38       04/01/2012               163,698
         100,000  VALSPAR CORPORATION                                                  7.25       06/15/2019               116,192
                                                                                                                        11,583,115
                                                                                                               -------------------
COMMUNICATIONS: 1.39%
         350,000  ALLTEL CORPORATION                                                   7.88       07/01/2032               426,155
         100,000  AMERICAN TOWER CORPORATION                                           4.63       04/01/2015               102,847
       1,200,000  AMERICAN TOWER CORPORATION                                           5.25       04/15/2013             1,308,382
       1,000,000  AT&T INCORPORATED                                                    4.95       01/15/2013             1,076,361
         325,000  AT&T INCORPORATED                                                    5.10       09/15/2014               356,117
       1,000,000  AT&T INCORPORATED                                                    5.50       02/01/2018             1,084,144
         500,000  AT&T INCORPORATED                                                    5.60       05/15/2018               545,017
         300,000  AT&T INCORPORATED                                                    5.80       02/15/2019               330,682
       1,500,000  AT&T INCORPORATED                                                    6.30       01/15/2038             1,561,878
         570,000  AT&T INCORPORATED                                                    6.50       09/01/2037               606,986
         800,000  AT&T INCORPORATED                                                    6.55       02/15/2039               866,518
       1,700,000  AT&T INCORPORATED                                                    6.70       11/15/2013             1,944,144
       1,050,000  AT&T INCORPORATED                                                    8.00       11/15/2031             1,295,303
       1,000,000  AT&T WIRELESS                                                        8.13       05/01/2012             1,123,137
         600,000  AT&T WIRELESS                                                        8.75       03/01/2031               796,666
         750,000  BELLSOUTH CAPITAL FUNDING CORPORATION                                7.88       02/15/2030               875,381
         325,000  BELLSOUTH CORPORATION                                                5.20       09/15/2014               357,146
         180,000  BELLSOUTH CORPORATION                                                6.00       11/15/2034               178,806
         180,000  BELLSOUTH CORPORATION                                                6.55       06/15/2034               191,272
         100,000  CENTURYTEL INCORPORATED                                              5.00       02/15/2015               100,968
         240,000  CENTURYTEL INCORPORATED                                              6.00       04/01/2017               237,953
         365,000  COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                   8.38       03/15/2013               422,907
         350,000  COMCAST CABLE HOLDINGS LLC                                           7.13       02/15/2028               377,764
         100,000  COMCAST CORPORATION                                                  4.95       06/15/2016               105,452
         500,000  COMCAST CORPORATION                                                  5.15       03/01/2020               514,122
       1,300,000  COMCAST CORPORATION                                                  5.30       01/15/2014             1,418,213

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
COMMUNICATIONS (continued)
$      1,000,000  COMCAST CORPORATION                                                  5.70%      07/01/2019   $         1,072,936
          75,000  COMCAST CORPORATION                                                  5.88       02/15/2018                81,780
         225,000  COMCAST CORPORATION                                                  5.90       03/15/2016               248,132
         500,000  COMCAST CORPORATION                                                  6.30       11/15/2017               556,320
         500,000  COMCAST CORPORATION                                                  6.40       03/01/2040               525,952
         900,000  COMCAST CORPORATION                                                  6.45       03/15/2037               943,406
         200,000  COMCAST CORPORATION                                                  6.50       11/15/2035               211,819
         650,000  COMCAST CORPORATION                                                  6.55       07/01/2039               692,140
         400,000  COMCAST CORPORATION                                                  6.95       08/15/2037               445,848
         500,000  COX COMMUNICATIONS INCORPORATED                                      4.63       06/01/2013               532,740
         180,000  COX COMMUNICATIONS INCORPORATED                                      5.45       12/15/2014               196,803
         300,000  COX COMMUNICATIONS INCORPORATED                                      7.13       10/01/2012               333,932
         650,000  EMBARQ CORPORATION                                                   7.08       06/01/2016               699,642
         500,000  EMBARQ CORPORATION                                                   8.00       06/01/2036               503,992
         500,000  L3 COMMUNICATIONS CORPORATION                                        5.20       10/15/2019               518,623
         300,000  QWEST CORPORATION                                                    6.88       09/15/2033               274,500
         500,000  QWEST CORPORATION                                                    7.50       06/15/2023               485,000
          35,000  QWEST CORPORATION                                                    8.38       05/01/2016                37,975
         800,000  QWEST CORPORATION                                                    8.88       03/15/2012               855,000
         350,000  SBC COMMUNICATIONS                                                   5.63       06/15/2016               387,804
         250,000  VERIZON COMMUNICATIONS INCORPORATED                                  6.25       04/01/2037               257,512
         750,000  VERIZON COMMUNICATIONS INCORPORATED                                  6.35       04/01/2019               849,349
         500,000  VERIZON COMMUNICATIONS INCORPORATED                                  6.90       04/15/2038               559,629
       1,350,000  VERIZON COMMUNICATIONS INCORPORATED                                  7.35       04/01/2039             1,604,232
       1,300,000  VERIZON COMMUNICATIONS INCORPORATED                                  8.75       11/01/2018             1,656,720
         500,000  VERIZON COMMUNICATIONS INCORPORATED                                  8.95       03/01/2039               685,750
         325,000  VERIZON GLOBAL FUNDING CORPORATION                                   4.90       09/15/2015               352,534
         100,000  VERIZON GLOBAL FUNDING CORPORATION                                   5.85       09/15/2035                98,794
       1,000,000  VERIZON GLOBAL FUNDING CORPORATION                                   7.38       09/01/2012             1,124,203
         350,000  VERIZON GLOBAL FUNDING CORPORATION                                   7.75       12/01/2030               420,659
         300,000  VERIZON NEW YORK INCORPORATED SERIES A                               5.88       01/17/2012               318,909
         467,000  VERIZON NEW YORK INCORPORATED SERIES A                               6.88       04/01/2012               505,366
       1,000,000  VERIZON WIRELESS CAPITAL LLC                                         5.55       02/01/2014             1,105,446
         500,000  VERIZON WIRELESS CAPITAL LLC                                         8.50       11/15/2018               625,156
                                                                                                                        37,972,924
                                                                                                               -------------------
CONGLOMERATES: 0.08%
       1,360,000  GENERAL ELECTRIC COMPANY                                             5.00       02/01/2013             1,455,902
         750,000  GENERAL ELECTRIC COMPANY                                             5.25       12/06/2017               802,858
                                                                                                                         2,258,760
                                                                                                               -------------------
DEPARTMENT STORES: 0.03%
         135,000  NORDSTROM INCORPORATED                                               4.75       05/01/2020               135,522
         500,000  NORDSTROM INCORPORATED                                               6.25       01/15/2018               560,638
          60,000  NORDSTROM INCORPORATED                                               6.75       06/01/2014                68,849
                                                                                                                           765,009
                                                                                                               -------------------
DEPOSITORY INSTITUTIONS: 3.30%
       1,000,000  BANK OF AMERICA CORPORATION                                          2.10       04/30/2012             1,020,949
       1,750,000  BANK OF AMERICA CORPORATION                                          4.75       08/01/2015             1,753,267
         700,000  BANK OF AMERICA CORPORATION                                          5.38       06/15/2014               723,320
         250,000  BANK OF AMERICA CORPORATION                                          5.49       03/15/2019               239,237
         100,000  BANK OF AMERICA CORPORATION                                          5.63       10/14/2016               102,324
       1,000,000  BANK OF AMERICA CORPORATION                                          5.65       05/01/2018             1,005,755
         500,000  BANK OF AMERICA CORPORATION                                          5.75       12/01/2017               506,354
       1,000,000  BANK OF AMERICA CORPORATION                                          6.00       09/01/2017             1,024,448
         500,000  BANK OF AMERICA CORPORATION                                          6.25       04/15/2012               530,697
       1,850,000  BANK OF AMERICA CORPORATION                                          6.50       08/01/2016             1,970,461
       1,000,000  BANK OF AMERICA CORPORATION                                          7.38       05/15/2014             1,104,169

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
DEPOSITORY INSTITUTIONS (continued)
$      1,500,000  BANK OF AMERICA CORPORATION                                          7.63%      06/01/2019   $         1,703,103
         800,000  BANK OF AMERICA CORPORATION SERIES BKNT                              6.00       10/15/2036               731,966
       1,500,000  BANK OF AMERICA CORPORATION SERIES MTN                               3.13       06/15/2012             1,561,611
         500,000  BANK OF AMERICA CORPORATION SERIES MTN                               4.90       05/01/2013               520,181
         415,000  BANK OF NEW YORK MELLON CORPORATION                                  4.30       05/15/2014               441,659
       1,000,000  BANK OF NEW YORK MELLON CORPORATION                                  5.45       05/15/2019             1,084,031
         650,000  BANK OF NEW YORK MELLON CORPORATION SERIES MTN                       4.95       11/01/2012               701,501
         500,000  BANK OF THE WEST                                                     2.15       03/27/2012               510,661
         500,000  BANK OF TOKYO-MITSUBISHI UFJ LIMITED (NEW YORK)                      7.40       06/15/2011               528,726
         240,000  BANK ONE CORPORATION                                                 7.63       10/15/2026               270,576
         250,000  BANK ONE CORPORATION                                                 8.00       04/29/2027               293,509
         100,000  BRANCH BANKING & TRUST SERIES BKNT                                   5.63       09/15/2016               109,194
         100,000  BRANCH BANKING AND TRUST CAPITAL TRUST IV                            6.82       06/12/2057                90,000
         150,000  BRANCH BANKING AND TRUST COMPANY                                     3.38       09/25/2013               153,541
       1,000,000  BRANCH BANKING AND TRUST COMPANY                                     3.85       07/27/2012             1,033,172
         350,000  BRANCH BANKING AND TRUST COMPANY                                     3.95       04/29/2016               351,759
         250,000  BRANCH BANKING AND TRUST COMPANY                                     5.20       12/23/2015               266,675
         500,000  BRANCH BANKING AND TRUST COMPANY                                     6.85       04/30/2019               569,912
         300,000  CAPITAL ONE FINANCIAL CORPORATION                                    4.80       02/21/2012               310,173
         115,000  CAPITAL ONE FINANCIAL CORPORATION                                    5.70       09/15/2011               119,915
         700,000  CAPITAL ONE FINANCIAL CORPORATION                                    7.38       05/23/2014               795,259
         750,000  CAPITAL ONE FINANCIAL CORPORATION                                    8.80       07/15/2019               894,420
         659,000  CAPITAL ONE FINANCIAL CORPORATION                                    8.88       05/15/2040               679,337
         150,000  CITIGROUP INCORPORATED                                               1.25       09/22/2011               150,972
       2,500,000  CITIGROUP INCORPORATED                                               1.38       08/10/2011             2,517,053
       2,000,000  CITIGROUP INCORPORATED                                               2.13       04/30/2012             2,041,312
         900,000  CITIGROUP INCORPORATED                                               5.00       09/15/2014               889,862
       1,000,000  CITIGROUP INCORPORATED                                               5.10       09/29/2011             1,027,597
       1,000,000  CITIGROUP INCORPORATED                                               5.30       10/17/2012             1,037,295
       1,700,000  CITIGROUP INCORPORATED                                               5.50       04/11/2013             1,751,173
       1,500,000  CITIGROUP INCORPORATED                                               5.50       10/15/2014             1,515,186
       1,000,000  CITIGROUP INCORPORATED                                               5.50       02/15/2017               967,345
         750,000  CITIGROUP INCORPORATED                                               5.63       08/27/2012               775,495
         275,000  CITIGROUP INCORPORATED                                               6.00       10/31/2033               233,022
       1,000,000  CITIGROUP INCORPORATED                                               6.13       11/21/2017             1,019,890
       1,000,000  CITIGROUP INCORPORATED                                               6.13       05/15/2018             1,022,841
         500,000  Citigroup Incorporated                                               6.13       08/25/2036               433,286
       1,500,000  Citigroup Incorporated                                               6.38       08/12/2014             1,584,996
         750,000  Citigroup Incorporated                                               6.50       08/19/2013               789,895
       1,300,000  Citigroup Incorporated                                               6.88       03/05/2038             1,316,800
         855,000  Citigroup Incorporated                                               8.13       07/15/2039               976,122
         900,000  Citigroup Incorporated                                               8.50       05/22/2019             1,054,518
         500,000  COMERICA BANK SERIES BKNT                                            5.75       11/21/2016               532,364
         100,000  COMERICA CAPITAL TRUST II                                            6.58       02/20/2037                83,000
       1,000,000  CREDIT SUISSE NEW YORK                                               5.30       08/13/2019             1,027,407
         300,000  DISCOVER BANK                                                        8.70       11/18/2019               328,234
         500,000  FIFTH THIRD BANCORP                                                  5.45       01/15/2017               502,469
         250,000  FIFTH THIRD BANCORP                                                  8.25       03/01/2038               266,815
         200,000  HSBC BANK USA NA NEW YORK                                            4.63       04/01/2014               210,126
         225,000  HSBC BANK USA NA NEW YORK SERIES BKNT                                5.63       08/15/2035               213,466
       1,000,000  JPMORGAN CHASE & COMPANY                                             2.20       06/15/2012             1,021,300
         350,000  JPMORGAN CHASE & COMPANY                                             3.13       12/01/2011               361,676
       1,500,000  JPMORGAN CHASE & COMPANY                                             3.70       01/20/2015             1,514,180
       1,650,000  JPMORGAN CHASE & COMPANY                                             4.65       06/01/2014             1,744,748
         250,000  JPMORGAN CHASE & COMPANY                                             5.25       05/01/2015               268,651
       2,000,000  JPMORGAN CHASE & COMPANY                                             5.38       10/01/2012             2,149,872
         600,000  JPMORGAN CHASE & COMPANY                                             5.60       06/01/2011               623,110
       1,000,000  JPMORGAN CHASE & COMPANY                                             6.00       01/15/2018             1,079,606
       1,500,000  JPMORGAN CHASE & COMPANY                                             6.30       04/23/2019             1,632,855
         850,000  JPMORGAN CHASE & COMPANY                                             6.40       05/15/2038               939,023
         800,000  JPMORGAN CHASE & COMPANY                                             6.63       03/15/2012               867,688
       1,250,000  JPMORGAN CHASE BANK NATIONAL SERIES BKNT                             6.00       10/01/2017             1,335,335
         500,000  JPMORGAN CHASE CAPITAL SERIES XXV                                    6.80       10/01/2037               483,581

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
DEPOSITORY INSTITUTIONS (continued)
$        650,000  JPMORGAN CHASE CAPITAL SERIES XXVII                                  7.00%      11/01/2039   $           636,316
         180,000  JPMORGAN CHASE CAPITAL XV                                            5.88       03/15/2035               157,793
         150,000  JPMORGAN CHASE CAPITAL XXII SERIES V                                 6.45       02/02/2037               138,867
         350,000  KEYBANK NA                                                           5.80       07/01/2014               371,384
         500,000  KEYCORP                                                              6.50       05/14/2013               541,349
         250,000  MARSHALL & ILSLEY BANK SERIES BKNT                                   5.00       01/17/2017               223,121
         200,000  MELLON FUNDING CORPORATION                                           5.00       12/01/2014               216,740
         100,000  MELLON FUNDING CORPORATION                                           5.20       05/15/2014               108,768
         360,000  NATIONAL CITY CORPORATION                                            4.90       01/15/2015               384,496
         500,000  NATIONAL CITY CORPORATION                                            6.88       05/15/2019               564,327
         540,000  NORTHERN TRUST CORPORATION                                           4.63       05/01/2014               580,941
       1,100,000  PNC FINANCIAL SERVICES GROUP                                         3.63       02/08/2015             1,122,201
         150,000  PNC FINANCIAL SERVICES GROUP                                         5.13       02/08/2020               152,254
         500,000  PNC FINANCIAL SERVICES GROUP                                         6.70       06/10/2019               564,183
         250,000  REGIONS BANK                                                         6.45       06/26/2037               212,622
         250,000  REGIONS FINANCIAL CORPORATION                                        5.75       06/15/2015               247,585
         500,000  REGIONS FINANCIAL CORPORATION                                        7.50       05/15/2018               507,680
         200,000  REGIONS FINANCIAL CORPORATION                                        7.75       11/10/2014               212,429
         500,000  SUNTRUST BANK INCORPORATED                                           3.00       11/16/2011               515,675
         225,000  SUNTRUST BANK INCORPORATED                                           5.00       09/01/2015               227,818
         750,000  SUNTRUST BANK INCORPORATED                                           6.00       09/11/2017               758,142
         165,000  SUNTRUST CAPITAL VIII                                                6.10       12/01/2066               125,400
       1,000,000  UBS AG STAMFORD CT                                                   5.75       04/25/2018             1,018,017
         200,000  UBS AG STAMFORD CT                                                   5.88       07/15/2016               211,191
         200,000  UNION BANK OF CALIFORNIA SERIES BKNT                                 5.95       05/11/2016               211,011
         500,000  US BANCORP N.A.                                                      1.80       05/15/2012               507,117
         250,000  US BANCORP N.A.                                                      4.20       05/15/2014               262,227
       1,000,000  US BANK N.A.                                                         6.38       08/01/2011             1,057,144
         275,000  US BANK N.A. SERIES BKNT                                             4.95       10/30/2014               297,573
         100,000  USB CAPITAL XIII TRUST                                               6.63       12/15/2039               104,606
         750,000  WACHOVIA BANK NA(l)                                                  5.85       02/01/2037               709,035
         600,000  WACHOVIA BANK NA(l)                                                  6.60       01/15/2038               625,564
       1,800,000  WACHOVIA CORPORATION(l)                                              5.25       08/01/2014             1,910,047
         700,000  WACHOVIA CORPORATION(l)                                              5.50       08/01/2035               636,790
         500,000  WACHOVIA CORPORATION(l)                                              5.63       10/15/2016               531,400
       1,000,000  WACHOVIA CORPORATION(l)                                              5.75       06/15/2017             1,063,572
       1,000,000  WACHOVIA CORPORATION(l)                                              5.75       02/01/2018             1,069,316
         700,000  WACHOVIA CORPORATION SERIES MTN(l)                                   5.50       05/01/2013               757,688
         750,000  WELLS FARGO BANK NA(l)                                               3.00       12/09/2011               773,910
       1,500,000  WELLS FARGO BANK NA(l)                                               3.75       10/01/2014             1,525,142
       1,500,000  WELLS FARGO BANK NA(l)                                               4.38       01/31/2013             1,570,583
         500,000  WELLS FARGO BANK NA(l)                                               4.75       02/09/2015               520,962
       1,000,000  WELLS FARGO BANK NA(l)                                               5.25       10/23/2012             1,070,785
       1,500,000  WELLS FARGO BANK NA(l)                                               5.30       08/26/2011             1,566,104
       1,000,000  WELLS FARGO BANK NA(l)                                               5.63       12/11/2017             1,068,488
         150,000  WELLS FARGO BANK NA(l)                                               5.95       08/26/2036               143,937
         200,000  WESTERN CORPORATIONORATE FEDERAL CREDIT UNION                        1.75       11/02/2012               202,000
                                                                                                                        89,976,328
                                                                                                               -------------------
DIVERSIFIED COMMERCIAL SERVICES: 0.02%
         500,000  BLOCK FINANCIAL LLC                                                  7.88       01/15/2013               562,466
                                                                                                               -------------------
EATING & DRINKING PLACES: 0.11%
         250,000  DARDEN RESTAURANTS INCORPORATED                                      5.63       10/15/2012               272,901
         105,000  DARDEN RESTAURANTS INCORPORATED                                      6.20       10/15/2017               118,254
          20,000  DARDEN RESTAURANTS INCORPORATED                                      6.80       10/15/2037                21,822
         100,000  MCDONALD'S CORPORATION                                               5.80       10/15/2017               114,400
         150,000  MCDONALD'S CORPORATION                                               6.30       10/15/2037               172,004
         100,000  MCDONALD'S CORPORATION SERIES MTN                                    4.30       03/01/2013               106,882
         400,000  MCDONALD'S CORPORATION SERIES MTN                                    5.35       03/01/2018               444,786
         600,000  MCDONALD'S CORPORATION SERIES MTN                                    6.30       03/01/2038               683,758

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
EATING & DRINKING PLACES (continued)
$        500,000  STARBUCKS CORPORATION                                                6.25%      08/15/2017   $           559,037
         350,000  YUM! BRANDS INCORPORATED                                             6.25       03/15/2018               390,190
          50,000  YUM! BRANDS INCORPORATED                                             6.88       11/15/2037                56,069
                                                                                                                         2,940,103
                                                                                                               -------------------
EDUCATIONAL SERVICES: 0.07%
          75,000  DARTMOUTH COLLEGE                                                    4.75       06/01/2019                79,448
         250,000  JOHNS HOPKINS UNIVERSITY                                             5.25       07/01/2019               276,398
         500,000  PRINCETON UNIVERSITY                                                 5.70       03/01/2039               540,975
         500,000  THE LELAND STANFORD JUNIOR UNIVERSITY                                4.75       05/01/2019               529,410
         250,000  VANDERBILT UNIVERSITY                                                5.25       04/01/2019               272,848
         225,000  YALE UNIVERSITY                                                      2.90       10/15/2014               230,707
                                                                                                                         1,929,786
                                                                                                               -------------------
ELECTRIC, GAS & SANITARY SERVICES: 1.79%
         100,000  AIRGAS INCORPORATED+/-                                               2.85       10/01/2013               101,001
         500,000  ALABAMA POWER COMPANY                                                6.00       03/01/2039               534,188
         105,000  ALABAMA POWER COMPANY                                                6.13       05/15/2038               113,174
       1,000,000  ALLIED WASTE NORTH AMERICA INCORPORATED                              6.88       06/01/2017             1,090,000
         250,000  AMEREN CORPORATION                                                   8.88       05/15/2014               286,096
          75,000  AMEREN UNION ELECTRIC                                                5.40       02/01/2016                79,854
         100,000  AMEREN UNION ELECTRIC                                                6.00       04/01/2018               108,064
         750,000  AMERICAN WATER CAPITAL CORPORATION                                   6.09       10/15/2017               810,140
         600,000  APPALACHIAN POWER COMPANY                                            7.00       04/01/2038               683,128
         315,000  APPALACHIAN POWER COMPANY SERIES L                                   5.80       10/01/2035               314,058
         500,000  ARIZONA PUBLIC SERVICE COMPANY                                       6.38       10/15/2011               530,317
          65,000  ATLANTIC CITY ELECTRIC COMPANY                                       7.75       11/15/2018                79,184
          55,000  AVISTA CORPORATION                                                   5.13       04/01/2022                57,084
         180,000  CAROLINA POWER & LIGHT COMPANY                                       5.25       12/15/2015               201,323
         800,000  CAROLINA POWER & LIGHT COMPANY                                       5.30       01/15/2019               865,860
         500,000  COMMONWEALTH EDISON COMPANY                                          5.80       03/15/2018               550,067
         250,000  COMMONWEALTH EDISON COMPANY                                          5.90       03/15/2036               264,669
          65,000  COMMONWEALTH EDISON COMPANY SERIES 100                               5.88       02/01/2033                67,940
          50,000  COMMONWEALTH EDISON COMPANY SERIES 105                               5.40       12/15/2011                52,977
         100,000  CONNECTICUT LIGHT & POWER COMPANY                                    5.65       05/01/2018               110,002
         180,000  CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED                 4.88       02/01/2013               194,110
         600,000  CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED                 5.50       12/01/2039               589,515
         100,000  CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED                 5.85       04/01/2018               111,944
         500,000  CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED                 6.65       04/01/2019               587,406
         100,000  CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED                 6.75       04/01/2038               115,765
         200,000  CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED                 7.13       12/01/2018               240,909
         100,000  CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED SERIES
                     06-C                                                              5.50       09/15/2016               111,092
          50,000  CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED SERIES D        5.30       12/01/2016                54,896
          50,000  CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED SERIES E        5.70       12/01/2036                50,881
         100,000  CONSOLIDATED NATURAL GAS COMPANY SERIES A                            5.00       12/01/2014               107,194
         580,000  DOMINION RESOURCES INCORPORATED                                      5.20       08/15/2019               612,374
         180,000  DOMINION RESOURCES INCORPORATED                                      5.70       09/17/2012               194,153
         750,000  DOMINION RESOURCES INCORPORATED                                      6.40       06/15/2018               847,700
          50,000  DOMINION RESOURCES INCORPORATED SERIES A                             5.60       11/15/2016                55,207
         125,000  DOMINION RESOURCES INCORPORATED SERIES B                             5.95       06/15/2035               127,092
         100,000  EMERSON ELECTRIC COMPANY                                             4.13       04/15/2015               106,832
         100,000  EMERSON ELECTRIC COMPANY                                             4.75       10/15/2015               109,974
          50,000  EMERSON ELECTRIC COMPANY                                             5.25       10/15/2018                55,039
         500,000  EMERSON ELECTRIC COMPANY                                             5.25       11/15/2039               495,542
         100,000  EMERSON ELECTRIC COMPANY                                             6.13       04/15/2039               112,763
         250,000  ENERGY TRANSFER PARTNERS LP                                          6.00       07/01/2013               270,260
          55,000  ENERGY TRANSFER PARTNERS LP                                          6.13       02/15/2017                57,751
          30,000  ENERGY TRANSFER PARTNERS LP                                          6.63       10/15/2036                28,756
         100,000  ENERGY TRANSFER PARTNERS LP                                          6.70       07/01/2018               107,064
         100,000  ENERGY TRANSFER PARTNERS LP                                          7.50       07/01/2038               107,262

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
$         75,000  EQT CORPORATION                                                      8.13%      06/01/2019   $            89,688
         100,000  EQUITABLE RESOURCES INCORPORATED                                     6.50       04/01/2018               110,612
         375,000  EXELON CORPORATION                                                   4.90       06/15/2015               398,747
          65,000  EXELON CORPORATION                                                   5.63       06/15/2035                60,887
           7,000  FIRSTENERGY CORPORATION SERIES B                                     6.45       11/15/2011                 7,406
         430,000  FIRSTENERGY CORPORATION SERIES C                                     7.38       11/15/2031               444,250
         100,000  FLORIDA POWER & LIGHT COMPANY                                        4.80       03/01/2013               107,183
         150,000  FLORIDA POWER & LIGHT COMPANY                                        5.63       04/01/2034               155,878
         125,000  FLORIDA POWER & LIGHT COMPANY                                        5.65       04/01/2040               129,180
         585,000  FLORIDA POWER & LIGHT COMPANY                                        5.69       03/01/2040               609,744
         100,000  FLORIDA POWER & LIGHT COMPANY                                        5.85       05/01/2037               106,312
          50,000  FLORIDA POWER & LIGHT COMPANY                                        5.95       02/01/2038                53,907
         500,000  FLORIDA POWER & LIGHT COMPANY                                        6.40       06/15/2038               570,046
         100,000  FPL GROUP CAPITAL INCORPORATED                                       2.55       11/15/2013               100,520
         800,000  FPL GROUP CAPITAL INCORPORATED                                       5.63       09/01/2011               839,914
         750,000  FPL GROUP CAPITAL INCORPORATED                                       6.00       03/01/2019               827,504
         125,000  GEORGIA POWER COMPANY                                                4.25       12/01/2019               127,419
         200,000  GEORGIA POWER COMPANY                                                5.40       06/01/2018               220,391
         125,000  GEORGIA POWER COMPANY                                                6.00       11/01/2013               140,779
         100,000  GEORGIA POWER COMPANY SERIES B                                       5.70       06/01/2017               113,193
         250,000  GREAT PLAIN ENERGY INCORPORATED                                      6.38       03/01/2018               278,220
         100,000  ILLINOIS POWER COMPANY                                               6.13       11/15/2017               109,835
          50,000  ILLINOIS POWER COMPANY                                               6.25       04/01/2018                54,162
         500,000  INDIANA MICHIGAN POWER COMPANY                                       7.00       03/15/2019               577,917
          30,000  INTERSTATE POWER & LIGHT COMPANY                                     6.25       07/15/2039                32,911
         100,000  JERSEY CENTRAL POWER & LIGHT COMPANY                                 5.63       05/01/2016               107,300
         125,000  KEYSPAN CORPORATION                                                  5.80       04/01/2035               124,679
         100,000  KINDER MORGAN ENERGY PARTNERS LP                                     5.00       12/15/2013               106,153
         500,000  KINDER MORGAN ENERGY PARTNERS LP                                     5.13       11/15/2014               526,461
         125,000  KINDER MORGAN ENERGY PARTNERS LP                                     5.30       09/15/2020               123,546
       1,000,000  KINDER MORGAN ENERGY PARTNERS LP                                     5.80       03/01/2021             1,023,183
         100,000  KINDER MORGAN ENERGY PARTNERS LP                                     5.80       03/15/2035                90,517
         500,000  KINDER MORGAN ENERGY PARTNERS LP                                     6.50       09/01/2039               486,556
         100,000  MAGELLAN MIDSTREAM PARTNERS LP                                       6.40       07/15/2018               109,659
         200,000  MIDAMERICAN ENERGY HOLDINGS COMPANY                                  3.15       07/15/2012               205,332
         250,000  MIDAMERICAN ENERGY HOLDINGS COMPANY                                  5.30       03/15/2018               272,183
          75,000  MIDAMERICAN ENERGY HOLDINGS COMPANY                                  5.80       10/15/2036                78,947
         180,000  MIDAMERICAN ENERGY HOLDINGS COMPANY                                  5.88       10/01/2012               196,388
         100,000  MIDAMERICAN ENERGY HOLDINGS COMPANY                                  5.95       05/15/2037               101,727
         250,000  MIDAMERICAN ENERGY HOLDINGS COMPANY                                  6.13       04/01/2036               260,031
         500,000  MIDAMERICAN ENERGY HOLDINGS COMPANY                                  6.50       09/15/2037               546,005
         300,000  NEVADA POWER COMPANY                                                 7.13       03/15/2019               348,244
       1,000,000  NEVADA POWER COMPANY SERIES A                                        8.25       06/01/2011             1,063,709
         180,000  NISOURCE FINANCE CORPORATION                                         5.25       09/15/2017               185,160
          65,000  NISOURCE FINANCE CORPORATION                                         5.45       09/15/2020                65,364
         100,000  NISOURCE FINANCE CORPORATION                                         6.13       03/01/2022               104,201
          90,000  NISOURCE FINANCE CORPORATION                                         6.80       01/15/2019                99,527
         500,000  NISOURCE FINANCE CORPORATION                                        10.75       03/15/2016               641,286
         500,000  NORTHERN STATES POWER COMPANY MINNESOTA                              5.25       03/01/2018               548,111
          40,000  NORTHERN STATES POWER COMPANY MINNESOTA                              5.35       11/01/2039                40,163
         100,000  NORTHERN STATES POWER COMPANY MINNESOTA                              6.20       07/01/2037               112,513
         250,000  NORTHERN STATES POWER COMPANY MINNESOTA                              8.00       08/28/2012               285,030
         170,000  NORTHWEST PIPELINE CORPORATION                                       6.05       06/15/2018               188,164
         100,000  NSTAR ELECTRIC COMPANY                                               4.50       11/15/2019               103,478
         100,000  NSTAR ELECTRIC COMPANY                                               5.50       03/15/2040               105,735
         800,000  ONCOR ELECTRIC DELIVERY COMPANY                                      5.95       09/01/2013               877,806
         500,000  ONCOR ELECTRIC DELIVERY COMPANY                                      6.80       09/01/2018               576,465
          65,000  ONEOK INCORPORATED                                                   5.20       06/15/2015                67,872
         200,000  ONEOK PARTNERS LP                                                    6.15       10/01/2016               223,036
         350,000  ONEOK PARTNERS LP                                                    8.63       03/01/2019               426,354
         125,000  PACIFIC GAS & ELECTRIC COMPANY                                       4.80       03/01/2014               135,137
         500,000  PACIFIC GAS & ELECTRIC COMPANY                                       5.80       03/01/2037               508,705
         200,000  PACIFIC GAS & ELECTRIC COMPANY                                       6.05       03/01/2034               208,440

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
$        200,000  PACIFIC GAS & ELECTRIC COMPANY                                       6.25%      12/01/2013   $           226,798
         100,000  PACIFIC GAS & ELECTRIC COMPANY                                       6.35       02/15/2038               108,665
       1,000,000  PACIFIC GAS & ELECTRIC COMPANY                                       8.25       10/15/2018             1,239,010
         600,000  PACIFICORP                                                           5.65       07/15/2018               665,685
         500,000  PACIFICORP                                                           6.00       01/15/2039               539,439
         720,000  PACIFICORP                                                           6.25       10/15/2037               798,945
         250,000  PORTLAND GENERAL ELECTRIC COMPANY                                    6.10       04/15/2019               284,193
         200,000  POTOMAC ELECTRIC POWER                                               6.50       11/15/2037               229,028
         700,000  PSEG POWER LLC++                                                     2.50       04/15/2013               702,073
         280,000  PSEG POWER LLC++                                                     5.13       04/15/2020               287,003
          75,000  PSEG POWER LLC++                                                     8.63       04/15/2031                96,942
          50,000  PUBLIC SERVICE COMPANY OF COLORADO                                   5.13       06/01/2019                53,423
         150,000  PUBLIC SERVICE COMPANY OF COLORADO                                   7.88       10/01/2012               171,199
          40,000  PUBLIC SERVICE COMPANY OF OKLAHOMA                                   5.15       12/01/2019                41,048
       1,000,000  PUBLIC SERVICE ELECTRIC & GAS COMPANY                                5.30       05/01/2018             1,069,673
         100,000  PUBLIC SERVICE ELECTRIC & GAS COMPANY SERIES MTN                     5.80       05/01/2037               106,049
          50,000  REPUBLIC SERVICES INCORPORATED++                                     5.25       11/15/2021                51,065
         125,000  REPUBLIC SERVICES INCORPORATED++                                     5.50       09/15/2019               131,933
         530,000  SAN DIEGO GAS & ELECTRIC COMPANY                                     6.00       06/01/2039               590,393
         525,000  SOUTH CAROLINA ELECTRIC & GAS COMPANY                                6.50       11/01/2018               607,661
         700,000  SOUTHERN CALIFORNIA EDISON COMPANY                                   5.50       03/15/2040               713,177
         750,000  SOUTHERN CALIFORNIA EDISON COMPANY                                   5.75       03/15/2014               841,302
         350,000  SOUTHERN CALIFORNIA EDISON COMPANY                                   6.05       03/15/2039               384,534
         100,000  SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-A                       5.00       01/15/2016               110,177
         180,000  SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-E                       5.35       07/15/2035               180,683
          75,000  SOUTHERN CALIFORNIA GAS COMPANY                                      5.75       11/15/2035                80,208
         125,000  SOUTHERN COMPANY                                                     4.15       05/15/2014               131,430
         100,000  SOUTHERN COMPANY SERIES A                                            5.30       01/15/2012               106,196
         250,000  SOUTHERN POWER COMPANY SERIES D                                      4.88       07/15/2015               269,415
         100,000  SOUTHWESTERN ELECTRIC POWER COMPANY SERIES E                         5.55       01/15/2017               105,635
          50,000  SOUTHWESTERN ELECTRIC POWER COMPANY SERIES E                         6.20       03/15/2040                50,184
         100,000  SOUTHWESTERN PUBLIC SERVICE                                          6.00       10/01/2036               102,373
         100,000  TAMPA ELECTRIC COMAPNY                                               6.10       05/15/2018               110,923
          75,000  TAMPA ELECTRIC COMPANY                                               6.15       05/15/2037                79,381
          65,000  TECO FINANCE INCORPORATED                                            5.15       03/15/2020                65,978
         444,000  THE WILLIAMS COMPANIES INCORPORATED                                  8.75       03/15/2032               528,882
          50,000  TOLEDA EDISON COMPANY                                                6.15       05/15/2037                51,524
         105,000  TRANSCONTINENTAL GAS PIPE LINE CORPORATION                           6.05       06/15/2018               116,219
          75,000  TXU ELECTRIC DELIVERY COMPANY                                        6.38       05/01/2012                81,034
          75,000  TXU ELECTRIC DELIVERY COMPANY                                        7.00       05/01/2032                84,846
          75,000  TXU ELECTRIC DELIVERY COMPANY                                        7.25       01/15/2033                87,318
          80,000  UNION ELECTRIC COMPANY                                               8.45       03/15/2039               107,081
         200,000  VIRGINIA ELECTRIC & POWER COMPANY                                    5.00       06/30/2019               210,683
         300,000  VIRGINIA ELECTRIC & POWER COMPANY                                    8.88       11/15/2038               415,832
         100,000  VIRGINIA ELECTRIC & POWER COMPANY SERIES A                           4.75       03/01/2013               107,355
         605,000  VIRGINIA ELECTRIC & POWER COMPANY SERIES A                           6.00       05/15/2037               636,526
          65,000  WASTE MANAGEMENT INCORPORATED                                        5.00       03/15/2014                70,396
       2,912,563  WASTE MANAGEMENT INCORPORATED                                        5.00       10/01/2039             3,051,347
         326,000  WASTE MANAGEMENT INCORPORATED                                        6.10       03/15/2018               363,196
         500,000  WASTE MANAGEMENT INCORPORATED                                        6.13       11/30/2039               522,824
         150,000  WASTE MANAGEMENT INCORPORATED                                        7.75       05/15/2032               183,476
         100,000  WILLIAMS PARTNERS LP WILLIAMS PARTNERS FINANCE CORPORATION++         3.80       02/15/2015                99,927
         140,000  WILLIAMS PARTNERS LP WILLIAMS PARTNERS FINANCE CORPORATION++         5.25       03/15/2020               139,956
         140,000  WILLIAMS PARTNERS LP WILLIAMS PARTNERS FINANCE CORPORATION++         6.30       04/15/2040               136,821
         100,000  WISCONSIN ELECTRIC POWER COMPANY                                     4.25       12/15/2019               100,756
         100,000  WISCONSIN ELECTRIC POWER COMPANY                                     5.63       05/15/2033               106,042
          50,000  WISCONSIN ELECTRIC POWER COMPANY                                     5.70       12/01/2036                51,585
          50,000  WISCONSIN POWER & LIGHT COMPANY                                      5.00       07/15/2019                52,029
         250,000  WISCONSIN POWER & LIGHT COMPANY                                      6.38       08/15/2037               279,816
                                                                                                                        48,807,671
                                                                                                               -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.09%
$        150,000  AMPHENOL CORPORATION                                                 4.75%      11/15/2014   $           157,347
         250,000  ANALOG DEVICES INCORPORATED                                          5.00       07/01/2014               267,860
         100,000  ARROW ELECTRONICS INCORPORATED                                       6.00       04/01/2020               102,375
         400,000  HARRIS CORPORATION DEL NORTE                                         5.95       12/01/2017               442,265
         700,000  MOTOROLA INCORPORATED                                                6.00       11/15/2017               723,162
         120,000  MOTOROLA INCORPORATED                                                7.50       05/15/2025               126,161
         100,000  NISOURCE FINANCE CORPORATION                                         6.40       03/15/2018               108,453
         115,000  WHIRLPOOL CORPORATION                                                8.00       05/01/2012               126,028
         320,000  WHIRLPOOL CORPORATION                                                8.60       05/01/2014               379,205
                                                                                                                         2,432,856
                                                                                                               -------------------
ENERGY - EXPLORATION & PRODUCTION: 0.59%
         100,000  ALLIANT ENERGY CORPORATION                                           4.00       10/15/2014               102,143
         100,000  AMEREN ENERGY GENERATING COMPANY                                     6.30       04/01/2020                99,967
         100,000  AMEREN ENERGY GENERATING COMPANY SERIES H                            7.00       04/15/2018               104,576
         100,000  ATMOS ENERGY CORPORATION                                             4.95       10/15/2014               107,430
          50,000  ATMOS ENERGY CORPORATION                                             6.35       06/15/2017                55,355
         450,000  CENTERPOINT ENERGY HOUSTON SERIES J2                                 5.70       03/15/2013               490,470
         250,000  CENTERPOINT ENERGY RESOURCES CORPORATION                             5.95       02/01/2017               261,094
         150,000  CENTERPOINT ENERGY RESOURCES CORPORATION                             6.13       11/01/2017               163,700
          50,000  CENTERPOINT ENERGY RESOURCES CORPORATION                             6.63       11/01/2037                54,374
          75,000  CENTERPOINT ENERGY RESOURCES CORPORATION SERIES B                    7.88       04/01/2013                85,954
         100,000  CENTERPOINT ENERGY RESOURCES CORPORATION SERIES MTN                  6.00       05/15/2018               107,488
         500,000  CONSTELLATION ENERGY GROUP INCORPORATED                              7.60       04/01/2032               595,073
         150,000  CONSUMERS ENERGY COMPANY                                             5.65       09/15/2018               162,314
         500,000  CONSUMERS ENERGY COMPANY                                             6.70       09/15/2019               579,672
         150,000  CONSUMERS ENERGY COMPANY SERIES B                                    5.38       04/15/2013               162,669
         350,000  DTE ENERGY COMPANY                                                   6.35       06/01/2016               387,249
         150,000  DTE ENERGY COMPANY                                                   7.05       06/01/2011               157,713
          50,000  DTE ENERGY COMPANY                                                   7.63       05/15/2014                58,418
         125,000  DUKE CAPITAL LLC                                                     5.67       08/15/2014               133,398
         100,000  DUKE CAPITAL LLC                                                     8.00       10/01/2019               119,898
         150,000  DUKE ENERGY CAROLINAS LLC                                            5.75       11/15/2013               168,970
         100,000  DUKE ENERGY CAROLINAS LLC                                            7.00       11/15/2018               121,225
         750,000  DUKE ENERGY CORPORATION                                              3.35       04/01/2015               761,155
         725,000  DUKE ENERGY CORPORATION                                              3.95       09/15/2014               750,516
         950,000  DUKE ENERGY CORPORATION                                              6.30       02/01/2014             1,066,089
          75,000  DUKE ENERGY CORPORATION                                              6.45       10/15/2032                82,843
         750,000  DUKE ENERGY INDIANA INCORPORATED                                     6.35       08/15/2038               861,857
          65,000  DUKE ENERGY INDIANA INCORPORATED                                     6.45       04/01/2039                74,161
         250,000  DUKE ENERGY OHIO INCORPORATED                                        5.45       04/01/2019               277,253
         500,000  ENERGY EAST CORPORATION                                              6.75       07/15/2036               537,206
         100,000  ENTERGY ARKANSAS INCORPORATED                                        5.40       08/01/2013               109,118
         120,000  ENTERGY GULF STATES LOUISIANA LLC                                    5.59       10/01/2024               127,816
         100,000  ENTERGY GULF STATES LOUISIANA LLC                                    6.00       05/01/2018               109,567
         500,000  EXELON GENERATION COMPANY LLC                                        5.20       10/01/2019               516,649
         500,000  EXELON GENERATION COMPANY LLC                                        6.25       10/01/2039               512,069
       1,200,000  FIRSTENERGY SOLUTIONS COMPANY                                        4.80       02/15/2015             1,238,306
         240,000  FIRSTENERGY SOLUTIONS COMPANY                                        6.05       08/15/2021               237,994
         164,000  FIRSTENERGY SOLUTIONS COMPANY                                        6.80       08/15/2039               157,523
         120,000  HESS CORPORATION                                                     7.30       08/15/2031               139,516
         180,000  HESS CORPORATION                                                     7.88       10/01/2029               220,171
         500,000  HESS CORPORATION                                                     8.13       02/15/2019               617,051
          65,000  OHIO POWER COMPANY                                                   5.38       10/01/2021                67,925
         500,000  PPL ENERGY SUPPLY LLC                                                6.20       05/15/2016               554,484
          75,000  PROGRESS ENERGY INCORPORATED                                         4.55       04/01/2020                76,468
         300,000  PROGRESS ENERGY INCORPORATED                                         6.00       12/01/2039               299,916
          50,000  PROGRESS ENERGY INCORPORATED                                         6.30       04/01/2038                55,646
         120,000  PROGRESS ENERGY INCORPORATED                                         7.75       03/01/2031               145,170
         150,000  PUGET SOUND ENERGY INCORPORATED                                      5.76       10/01/2039               150,728
          50,000  PUGET SOUND ENERGY INCORPORATED                                      5.80       03/15/2040                51,020
         100,000  PUGET SOUND ENERGY INCORPORATED                                      6.27       03/15/2037               108,230

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
ENERGY - EXPLORATION & PRODUCTION (continued)
$        350,000  QEP RESOURCES INCORPORATED                                           6.80%      04/01/2018   $           377,004
       1,090,000  SEMPRA ENERGY                                                        6.50       06/01/2016             1,245,439
         100,000  SPECTRA ENERGY CAPITAL LLC                                           5.90       09/15/2013               108,146
         100,000  SPECTRA ENERGY CAPITAL LLC                                           7.50       09/15/2038               110,033
         125,000  WISCONSIN ENERGY CORPORATION                                         6.25       05/15/2067               113,750
                                                                                                                        16,139,969
                                                                                                               -------------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.02%
         590,000  QUEST DIAGNOSTICS INCORPORATED                                       4.75       01/30/2020               596,764
          40,000  QUEST DIAGNOSTICS INCORPORATED                                       5.75       01/30/2040                40,163
                                                                                                                           636,927
                                                                                                               -------------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.08%
         300,000  FORTUNE BRANDS INCORPORATED                                          3.00       06/01/2012               303,402
         200,000  FORTUNE BRANDS INCORPORATED                                          5.38       01/15/2016               212,986
         300,000  ILLINOIS TOOL WORKS INCORPORATED                                     5.15       04/01/2014               331,747
         155,000  ILLINOIS TOOL WORKS INCORPORATED                                     6.25       04/01/2019               180,088
         822,929  SNAP ON INCORPORATED                                                 5.00       10/01/2024               875,528
         150,000  SNAP ON INCORPORATED                                                 6.13       09/01/2021               163,020
                                                                                                                         2,066,771
                                                                                                               -------------------
FOOD & KINDRED PRODUCTS: 0.83%
         350,000  ARCHER DANIELS MIDLAND COMPANY                                       5.38       09/15/2035               360,031
         100,000  ARCHER DANIELS MIDLAND COMPANY                                       5.45       03/15/2018               111,416
         500,000  ARCHER DANIELS MIDLAND COMPANY                                       5.94       10/01/2032               543,299
         150,000  BROWN-FORMAN CORPORATION                                             5.20       04/01/2012               160,285
         300,000  CAMPBELL SOUP COMPANY                                                3.38       08/15/2014               314,677
          35,000  CAMPBELL SOUP COMPANY                                                4.50       02/15/2019                37,065
         500,000  COCA-COLA ENTERPRISES INCORPORATED                                   4.50       08/15/2019               518,279
         150,000  COCA-COLA ENTERPRISES INCORPORATED                                   4.88       03/15/2019               162,171
         100,000  COCA-COLA ENTERPRISES INCORPORATED                                   5.00       08/15/2013               109,437
         750,000  COCA-COLA ENTERPRISES INCORPORATED                                   5.35       11/15/2017               844,274
         180,000  COCA-COLA ENTERPRISES INCORPORATED                                   6.75       09/15/2028               212,175
         500,000  COCA-COLA ENTERPRISES INCORPORATED                                   7.38       03/03/2014               592,604
         120,000  COCA-COLA ENTERPRISES INCORPORATED                                   8.50       02/01/2022               158,143
         150,000  CONAGRA FOODS INCORPORATED                                           6.75       09/15/2011               160,164
         500,000  CONAGRA FOODS INCORPORATED                                           7.00       04/15/2019               589,726
         120,000  CONAGRA FOODS INCORPORATED                                           8.25       09/15/2030               154,436
         500,000  DR PEPPER SNAPPLE GROUP INCORPORATED                                 2.35       12/21/2012               503,802
         650,000  DR PEPPER SNAPPLE GROUP INCORPORATED                                 6.82       05/01/2018               759,706
         100,000  DR PEPPER SNAPPLE GROUP INCORPORATED                                 7.45       05/01/2038               123,971
         200,000  GENERAL MILLS INCORPORATED                                           5.25       08/15/2013               220,090
          95,000  GENERAL MILLS INCORPORATED                                           5.40       06/15/2040                93,334
       1,000,000  GENERAL MILLS INCORPORATED                                           5.65       02/15/2019             1,108,536
         100,000  GENERAL MILLS INCORPORATED                                           5.70       02/15/2017               113,232
         150,000  GRAND METROPOLITAN PLC                                               7.45       04/15/2035               181,410
         100,000  H.J. HEINZ COMPANY                                                   5.35       07/15/2013               109,192
         975,000  H.J. HEINZ COMPANY                                                   6.63       07/15/2011             1,033,498
         300,000  KELLOGG COMPANY SERIES B                                             4.15       11/15/2019               306,352
         500,000  KELLOGG COMPANY SERIES B                                             4.25       03/06/2013               533,615
         500,000  KELLOGG COMPANY SERIES B                                             7.45       04/01/2031               632,327
         350,000  KRAFT FOODS INCORPORATED                                             5.25       10/01/2013               384,440
         275,000  KRAFT FOODS INCORPORATED                                             5.63       11/01/2011               290,648
         750,000  KRAFT FOODS INCORPORATED                                             6.13       08/23/2018               825,350
         800,000  KRAFT FOODS INCORPORATED                                             6.25       06/01/2012               873,824
         250,000  KRAFT FOODS INCORPORATED                                             6.50       08/11/2017               283,070
          75,000  KRAFT FOODS INCORPORATED                                             6.50       11/01/2031                79,016
         600,000  KRAFT FOODS INCORPORATED                                             6.88       02/01/2038               666,017
         100,000  KRAFT FOODS INCORPORATED                                             6.88       01/26/2039               111,153

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
FOOD & KINDRED PRODUCTS (continued)
$         60,000  KRAFT FOODS INCORPORATED                                             7.00%      08/11/2037   $            67,551
         600,000  KRAFT FOODS INCORPORATED CLASS A                                     4.13       02/09/2016               619,484
       1,050,000  KRAFT FOODS INCORPORATED CLASS A                                     5.38       02/10/2020             1,090,480
         700,000  KRAFT FOODS INCORPORATED CLASS A                                     6.50       02/09/2040               743,110
         100,000  MEAD JOHNSON NUTRITION COMPANY++                                     3.50       11/01/2014               102,549
         150,000  MEAD JOHNSON NUTRITION COMPANY++                                     4.90       11/01/2019               154,208
         100,000  MEAD JOHNSON NUTRITION COMPANY++                                     5.90       11/01/2039               102,398
         200,000  PEPSICO INCORPORATED                                                 3.10       01/15/2015               205,462
       1,000,000  PEPSICO INCORPORATED                                                 3.75       03/01/2014             1,056,609
         500,000  PEPSICO INCORPORATED                                                 4.38       02/15/2014               538,504
         200,000  PEPSICO INCORPORATED                                                 4.50       01/15/2020               208,191
         750,000  PEPSICO INCORPORATED                                                 5.00       06/01/2018               806,084
         600,000  PEPSICO INCORPORATED                                                 5.50       01/15/2040               617,215
         500,000  PEPSICO INCORPORATED                                                 7.90       11/01/2018               640,495
         100,000  PEPSICO INCORPORATED SERIES B                                        7.00       03/01/2029               122,474
         100,000  RALCORP HOLDINGS INCORPORATED                                        6.63       08/15/2039               103,349
         500,000  SARA LEE CORPORATION                                                 3.88       06/15/2013               524,848
         250,000  SARA LEE CORPORATION                                                 6.25       09/15/2011               265,953
         200,000  SYSCO CORPORATION                                                    6.63       03/17/2039               240,917
                                                                                                                        22,470,646
                                                                                                               -------------------
FOOD STORES: 0.13%
         250,000  DELHAIZE AMERICA INCORPORATED                                        9.00       04/15/2031               328,802
         150,000  KROGER COMPANY                                                       3.90       10/01/2015               155,313
         100,000  KROGER COMPANY                                                       4.95       01/15/2015               106,744
         800,000  KROGER COMPANY                                                       6.15       01/15/2020               902,078
         350,000  KROGER COMPANY                                                       6.75       04/15/2012               380,994
         250,000  KROGER COMPANY                                                       7.50       01/15/2014               289,582
          75,000  KROGER COMPANY                                                       7.50       04/01/2031                91,433
       1,000,000  SAFEWAY INCORPORATED                                                 5.00       08/15/2019             1,048,787
          89,000  SAFEWAY INCORPORATED                                                 5.80       08/15/2012                96,803
          75,000  SAFEWAY INCORPORATED                                                 7.25       02/01/2031                89,443
                                                                                                                         3,489,979
                                                                                                               -------------------
FURNITURE & FIXTURES: 0.03%
         100,000  JOHNSON CONTROLS INCORPORATED                                        5.00       03/30/2020               103,925
         250,000  JOHNSON CONTROLS INCORPORATED                                        5.50       01/15/2016               272,501
         200,000  NEWELL RUBBERMAID INCORPORATED                                       5.50       04/15/2013               213,486
         165,000  NEWELL RUBBERMAID INCORPORATED                                       6.25       04/15/2018               177,712
                                                                                                                           767,624
                                                                                                               -------------------
GENERAL MERCHANDISE STORES: 0.34%
         100,000  COSTCO WHOLESALE CORPORATION                                         5.30       03/15/2012               107,259
         200,000  COSTCO WHOLESALE CORPORATION                                         5.50       03/15/2017               224,269
          65,000  KOHL'S CORPORATION                                                   6.00       01/15/2033                67,880
         500,000  KOHL'S CORPORATION                                                   6.25       12/15/2017               567,793
         350,000  TARGET CORPORATION                                                   5.38       05/01/2017               390,787
       1,000,000  TARGET CORPORATION                                                   5.88       03/01/2012             1,085,847
         500,000  TARGET CORPORATION                                                   6.00       01/15/2018               576,722
         100,000  TARGET CORPORATION                                                   6.50       10/15/2037               113,011
         150,000  TARGET CORPORATION                                                   7.00       07/15/2031               172,116
         500,000  TARGET CORPORATION                                                   7.00       01/15/2038               595,948
          85,000  TJX COMPANIES INCORPORATED                                           6.95       04/15/2019               102,851
         150,000  WAL-MART STORES INCORPORATED                                         2.88       04/01/2015               151,790
       1,180,000  WAL-MART STORES INCORPORATED                                         4.55       05/01/2013             1,273,548
         825,000  WAL-MART STORES INCORPORATED                                         5.25       09/01/2035               816,958
         500,000  WAL-MART STORES INCORPORATED                                         5.80       02/15/2018               574,995
         100,000  WAL-MART STORES INCORPORATED                                         5.88       04/05/2027               107,755
         800,000  WAL-MART STORES INCORPORATED                                         6.20       04/15/2038               894,096

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
GENERAL MERCHANDISE STORES (continued)
$        650,000  WAL-MART STORES INCORPORATED                                         6.50%      08/15/2037   $           754,349
         500,000  WAL-MART STORES INCORPORATED                                         7.55       02/15/2030               637,903
                                                                                                                         9,215,877
                                                                                                               -------------------
HEALTH SERVICES: 0.12%
         350,000  ANTHEM INCORPORATED                                                  6.80       08/01/2012               384,827
       1,000,000  EXPRESS SCRIPTS INCORPORATED                                         6.25       06/15/2014             1,121,778
         300,000  MCKESSON HBOC INCORPORATED                                           5.25       03/01/2013               322,276
         750,000  MEDCO HEALTH SOLUTIONS INCORPORATED                                  7.25       08/15/2013               860,282
         100,000  QUEST DIAGNOSTICS INCORPORATED                                       6.95       07/01/2037               113,956
         500,000  WELLPOINT INCORPORATED                                               7.00       02/15/2019               583,244
                                                                                                                         3,386,363
                                                                                                               -------------------
HOLDING & OTHER INVESTMENT OFFICES: 0.20%
         250,000  BERKSHIRE HATHAWAY FINANCE CORPORATION                               4.00       04/15/2012               262,600
         500,000  BERKSHIRE HATHAWAY FINANCE CORPORATION                               4.85       01/15/2015               546,998
       1,275,000  BERKSHIRE HATHAWAY FINANCE CORPORATION                               5.00       08/15/2013             1,382,157
         150,000  BERKSHIRE HATHAWAY FINANCE CORPORATION                               5.75       01/15/2040               150,357
         500,000  BERKSHIRE HATHAWAY INCORPORATED                                      1.40       02/10/2012               500,937
         500,000  BERKSHIRE HATHAWAY INCORPORATED                                      3.20       02/11/2015               511,518
         350,000  BRANDYWINE OPERATING PARTNERSHIP LP                                  7.50       05/15/2015               386,051
         180,000  ERP OPERATING LP                                                     5.25       09/15/2014               191,659
         500,000  ERP OPERATING LP                                                     5.75       06/15/2017               528,884
          75,000  FUND AMERICAN COMPANIES INCORPORATED                                 5.88       05/15/2013                77,520
         500,000  HEALTH CARE PROPERTIES INCORPORATED SERIES MTN                       6.70       01/30/2018               522,866
         100,000  HEALTH CARE PROPERTY INVESTORS INCORPORATED                          5.63       05/01/2017               100,074
         200,000  HEALTH CARE PROPERTY INVESTORS INCORPORATED                          6.00       01/30/2017               205,202
         130,000  TECO FINANCE INCORPORATED                                            4.00       03/15/2016               131,225
                                                                                                                         5,498,048
                                                                                                               -------------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.01%
          75,000  MARRIOTT INTERNATIONAL                                               5.81       11/10/2015                81,113
         100,000  MARRIOTT INTERNATIONAL SERIES J                                      5.63       02/15/2013               105,990
                                                                                                                           187,103
                                                                                                               -------------------
HOUSEHOLD PRODUCTS, WARE: 0.22%
          40,000  COLGATE-PALMOLIVE COMPANY                                            3.15       08/05/2015                41,299
         100,000  COLGATE-PALMOLIVE COMPANY SERIES MTN                                 5.20       11/07/2016               112,270
         180,000  JOHNSON & JOHNSON                                                    4.95       05/15/2033               179,750
       1,000,000  JOHNSON & JOHNSON                                                    5.15       08/15/2012             1,087,227
         250,000  JOHNSON & JOHNSON                                                    5.55       08/15/2017               285,381
         300,000  JOHNSON & JOHNSON                                                    5.85       07/15/2038               335,326
       1,150,000  PROCTER & GAMBLE COMPANY                                             1.38       08/01/2012             1,157,358
         750,000  PROCTER & GAMBLE COMPANY                                             3.50       02/15/2015               781,526
         125,000  PROCTER & GAMBLE COMPANY                                             4.60       01/15/2014               135,564
         500,000  PROCTER & GAMBLE COMPANY                                             4.70       02/15/2019               532,771
         500,000  PROCTER & GAMBLE COMPANY                                             4.85       12/15/2015               556,501
         500,000  PROCTER & GAMBLE COMPANY                                             5.55       03/05/2037               534,894
         100,000  PROCTER & GAMBLE COMPANY                                             5.80       08/15/2034               109,218
                                                                                                                         5,849,085
                                                                                                               -------------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.51%
         500,000  3M COMPANY                                                           4.50       11/01/2011               525,110
          75,000  3M COMPANY                                                           5.70       03/15/2037                81,899
         100,000  BAKER HUGHES INCORPORATION                                           6.50       11/15/2013               113,179
          75,000  BAKER HUGHES INCORPORATION                                           7.50       11/15/2018                90,668

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
$        150,000  BJ SERVICES COMPANY                                                  6.00%      06/01/2018   $           167,635
         500,000  BLACK & DECKER CORPORATION                                           8.95       04/15/2014               606,178
         550,000  CATERPILLAR INCORPORATED                                             6.05       08/15/2036               606,348
         200,000  DEERE & COMPANY                                                      4.38       10/16/2019               208,987
         150,000  DEERE & COMPANY                                                      5.38       10/16/2029               158,066
       1,000,000  DEERE & COMPANY                                                      6.95       04/25/2014             1,178,758
         200,000  DELL INCORPORATED                                                    5.63       04/15/2014               222,031
         550,000  DELL INCORPORATED                                                    5.88       06/15/2019               609,925
         100,000  DELL INCORPORATED                                                    6.50       04/15/2038               113,076
         200,000  DELL INCORPORATED                                                    7.10       04/15/2028               234,332
         100,000  DOVER CORPORATION                                                    5.45       03/15/2018               109,297
          60,000  DOVER CORPORATION                                                    6.60       03/15/2038                72,066
         500,000  EATON CORPORATION                                                    5.60       05/15/2018               547,541
         500,000  HEWLETT-PACKARD COMPANY                                              4.25       02/24/2012               526,847
       1,500,000  HEWLETT-PACKARD COMPANY                                              4.75       06/02/2014             1,641,384
         500,000  HEWLETT-PACKARD COMPANY                                              5.50       03/01/2018               562,791
         180,000  HEWLETT-PACKARD COMPANY                                              6.50       07/01/2012               198,567
         250,000  INTERNATIONAL BUSINESS MACHINES CORPORATION                          2.10       05/06/2013               253,205
         200,000  INTERNATIONAL BUSINESS MACHINES CORPORATION                          4.75       11/29/2012               216,362
         550,000  INTERNATIONAL BUSINESS MACHINES CORPORATION                          5.60       11/30/2039               577,010
         500,000  INTERNATIONAL BUSINESS MACHINES CORPORATION                          5.70       09/14/2017               569,594
         250,000  INTERNATIONAL BUSINESS MACHINES CORPORATION                          5.88       11/29/2032               269,789
       1,000,000  INTERNATIONAL BUSINESS MACHINES CORPORATION                          7.63       10/15/2018             1,257,162
          45,000  ITT CORPORATION                                                      4.90       05/01/2014                48,444
          60,000  ITT CORPORATION                                                      6.13       05/01/2019                66,717
         250,000  LEXMARK INTERNATIONAL INCORPORATED                                   6.65       06/01/2018               257,800
         135,000  PARKER HANNIFIN CORPORATION SERIES MTN                               5.50       05/15/2018               148,873
          60,000  PARKER HANNIFIN CORPORATION SERIES MTN                               6.25       05/15/2038                67,125
         500,000  PITNEY BOWES INCORPORATED                                            5.25       01/15/2037               523,965
         250,000  PITNEY BOWES INCORPORATED SERIES MTN                                 4.75       01/15/2016               264,634
         100,000  PITNEY BOWES INCORPORATED SERIES MTN                                 5.75       09/15/2017               110,048
         500,000  SMITH INTERNATIONAL INCORPORATED                                     9.75       03/15/2019               677,769
                                                                                                                        13,883,182
                                                                                                               -------------------
INSURANCE CARRIERS: 1.01%
          75,000  ACE INA HOLDINGS INCORPORATED                                        5.88       06/15/2014                83,004
         500,000  ACE INA HOLDINGS INCORPORATED                                        5.90       06/15/2019               547,482
          75,000  AEGON FUNDING CORPORATION                                            5.75       12/15/2020                76,538
         350,000  AETNA INCORPORATED                                                   5.75       06/15/2011               365,317
         650,000  AETNA INCORPORATED                                                   6.63       06/15/2036               714,903
         150,000  AFLAC INCORPORATED                                                   8.50       05/15/2019               178,366
         830,000  ALLSTATE CORPORATION                                                 5.55       05/09/2035               806,091
         150,000  ALLSTATE CORPORATION                                                 6.20       05/16/2014               168,740
         650,000  ALLSTATE CORPORATION                                                 7.45       05/16/2019               769,790
         500,000  ALLSTATE LIFE GLOBAL FUNDING TRUSTS                                  5.38       04/30/2013               545,343
         500,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                            4.25       05/15/2013               462,500
         250,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                            5.05       10/01/2015               216,250
         250,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                            6.25       05/01/2036               193,125
         750,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                            8.25       08/15/2018               731,250
         500,000  AMERICAN INTERNATIONAL GROUP INCORPORATED SERIES MTN                 5.45       05/18/2017               417,500
         600,000  AMERICAN INTERNATIONAL GROUP INCORPORATED SERIES MTN                 5.85       01/16/2018               507,000
          75,000  AON CORPORATION                                                      8.21       01/01/2027                79,477
          75,000  ASSURANT INCORPORATED                                                6.75       02/15/2034                72,883
         150,000  CHUBB CORPORATION                                                    5.75       05/15/2018               165,363
          80,000  CHUBB CORPORATION                                                    6.00       05/11/2037                84,535
         350,000  CHUBB CORPORATION                                                    6.38       03/29/2067               332,500
         350,000  CHUBB CORPORATION SERIES 1                                           6.50       05/15/2038               390,483
         215,000  CIGNA CORPORATION                                                    5.13       06/15/2020               217,387
          50,000  CIGNA CORPORATION                                                    6.15       11/15/2036                50,822
         500,000  CIGNA CORPORATION                                                    8.50       05/01/2019               616,627
          75,000  CINCINNATI FINANCIAL CORPORATION                                     6.92       05/15/2028                76,707
          65,000  CNA FINANCIAL CORPORATION                                            5.85       12/15/2014                66,988

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
INSURANCE CARRIERS (continued)
$         50,000  CNA FINANCIAL CORPORATION                                            6.00%      08/15/2011   $            51,439
          50,000  CNA FINANCIAL CORPORATION                                            6.50       08/15/2016                51,662
         295,000  CNA FINANCIAL CORPORATION                                            7.35       11/15/2019               310,089
         180,000  GE GLOBAL INSURANCE HOLDINGS                                         7.00       02/15/2026               183,825
         100,000  GENWORTH FINANCIAL INCORPORATED                                      4.95       10/01/2015                96,373
         500,000  GENWORTH FINANCIAL INCORPORATED                                      6.52       05/22/2018               475,955
         350,000  GENWORTH GLOBAL FUNDING TRUSTS SERIES MTN                            5.75       05/15/2013               363,372
         100,000  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                       4.63       07/15/2013               102,693
          75,000  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                       5.95       10/15/2036                63,988
         750,000  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                       6.00       01/15/2019               736,534
         500,000  HUMANA INCORPORATED                                                  7.20       06/15/2018               554,585
         250,000  JEFFERSON-PILOT CORPORATION                                          4.75       01/30/2014               256,709
         500,000  LINCOLN NATIONAL CORPORATION                                         6.15       04/07/2036               465,220
          50,000  LINCOLN NATIONAL CORPORATION                                         6.25       02/15/2020                52,382
         120,000  LINCOLN NATIONAL CORPORATION                                         8.75       07/01/2019               147,646
         100,000  LOEWS CORPORATION                                                    5.25       03/15/2016               106,543
         100,000  MARKEL CORPORATION                                                   7.13       09/30/2019               109,030
         500,000  MARSH & MCLENNAN COMPANIES INCORPORATED                              5.75       09/15/2015               530,938
         300,000  MARSH & MCLENNAN COMPANIES INCORPORATED                              9.25       04/15/2019               374,479
         250,000  METLIFE INCORPORATED                                                 5.00       11/24/2013               269,548
         250,000  METLIFE INCORPORATED                                                 5.70       06/15/2035               234,763
         100,000  METLIFE INCORPORATED                                                 6.13       12/01/2011               105,942
         280,000  METLIFE INCORPORATED                                                 6.38       06/15/2034               285,316
         600,000  METLIFE INCORPORATED                                                 6.40       12/15/2036               519,000
         500,000  METLIFE INCORPORATED                                                 6.75       06/01/2016               560,295
         500,000  METLIFE INCORPORATED SERIES A                                        6.82       08/15/2018               546,240
          75,000  NATIONWIDE FINANCIAL SERVICES                                        5.90       07/01/2012                78,758
         600,000  PRINCIPAL FINANCIAL GROUP INCORPORATED                               7.88       05/15/2014               687,251
         500,000  PRINCIPAL LIFE INCOME FUNDING TRUSTS                                 5.30       04/24/2013               537,851
          75,000  PROGRESSIVE CORPORATION                                              6.25       12/01/2032                81,542
         400,000  PROGRESSIVE CORPORATION                                              6.70       06/15/2037               364,948
         500,000  PROTECTIVE LIFE CORPORATION                                          7.38       10/15/2019               547,376
          75,000  PRUDENTIAL FINANCIAL INCORPORATED                                    2.75       01/14/2013                75,131
       1,000,000  PRUDENTIAL FINANCIAL INCORPORATED                                    3.63       09/17/2012             1,021,003
         100,000  PRUDENTIAL FINANCIAL INCORPORATED                                    3.88       01/14/2015               100,531
       1,000,000  PRUDENTIAL FINANCIAL INCORPORATED                                    4.75       09/17/2015             1,028,215
          30,000  PRUDENTIAL FINANCIAL INCORPORATED                                    6.20       01/15/2015                33,010
          55,000  PRUDENTIAL FINANCIAL INCORPORATED                                    7.38       06/15/2019                62,967
         105,000  PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                         5.10       12/14/2011               109,352
          65,000  PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                         6.63       12/01/2037                68,094
         500,000  PRUDENTIAL FINANCIAL INCORPORATED SERIES MTNB                        5.75       07/15/2033               471,745
         180,000  PRUDENTIAL FINANCIAL INCORPORATED SERIES MTNC                        5.40       06/13/2035               160,140
         100,000  REINSURANCE GROUP OF AMERICA INCORPORATED                            6.45       11/15/2019               104,723
         180,000  ST. PAUL TRAVELERS COMPANIES INCORPORATED                            5.50       12/01/2015               200,349
         250,000  THE TRAVELERS COMPANIES INCORPORATED                                 6.25       03/15/2037               233,044
         100,000  THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                      5.38       06/15/2012               107,475
         150,000  THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                      5.75       12/15/2017               165,643
         365,000  THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                      6.25       06/15/2037               394,863
          75,000  TRANSATLANTIC HOLDINGS INCORPORATED                                  5.75       12/14/2015                76,541
         100,000  TRANSATLANTIC HOLDINGS INCORPORATED                                  8.00       11/30/2039                99,751
         500,000  TRAVELERS COMPANY INCORPORATED                                       5.90       06/02/2019               547,060
         250,000  UNITEDHEALTH GROUP INCORPORATED                                      5.80       03/15/2036               241,233
       1,000,000  UNITEDHEALTH GROUP INCORPORATED                                      6.00       02/15/2018             1,085,464
         150,000  UNITEDHEALTH GROUP INCORPORATED                                      6.63       11/15/2037               159,175
         500,000  UNITEDHEALTH GROUP INCORPORATED                                      6.88       02/15/2038               546,456
         100,000  UNITRIN INCORPORATED                                                 6.00       05/15/2017                97,968
         100,000  WELLPOINT INCORPORATED                                               5.25       01/15/2016               106,595
          75,000  WELLPOINT INCORPORATED                                               5.85       01/15/2036                72,863
         500,000  WELLPOINT INCORPORATED                                               5.88       06/15/2017               544,947
          75,000  WILLIS NORTH AMERICA INCORPORATED                                    5.63       07/15/2015                78,836
         500,000  WILLIS NORTH AMERICA INCORPORATED                                    7.00       09/29/2019               522,548

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
INSURANCE CARRIERS (continued)
$        100,000  WR BERKLEY CORPORATION                                               6.25%      02/15/2037   $            91,328
                                                                                                                        27,396,313
                                                                                                               -------------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.28%
         500,000  AGILENT TECHNOLOGIES INCORPORATED                                    5.50       09/14/2015               541,012
          60,000  AGILENT TECHNOLOGIES INCORPORATED                                    6.50       11/01/2017                66,754
          60,000  BAXTER INTERNATIONAL INCORPORATED                                    1.80       03/15/2013                60,317
         100,000  BAXTER INTERNATIONAL INCORPORATED                                    4.25       03/15/2020               102,327
         500,000  BAXTER INTERNATIONAL INCORPORATED                                    5.38       06/01/2018               555,311
          50,000  BAXTER INTERNATIONAL INCORPORATED                                    5.90       09/01/2016                57,681
         500,000  CAREFUSION CORPORATION                                               6.38       08/01/2019               557,781
         800,000  DANAHER CORPORATION                                                  5.40       03/01/2019               881,908
         350,000  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED                         6.13       07/01/2015               362,250
         500,000  MANUFACTURERS & TRADERS TRUST COMPANY                                6.63       12/04/2017               549,138
         500,000  MEDTRONIC INCORPORATED                                               3.00       03/15/2015               509,382
         500,000  MEDTRONIC INCORPORATED                                               4.45       03/15/2020               515,589
         250,000  MEDTRONIC INCORPORATED                                               4.50       03/15/2014               270,878
         300,000  MEDTRONIC INCORPORATED                                               5.55       03/15/2040               319,103
         725,000  NOVARTIS CAPITAL CORPORATION                                         4.13       02/10/2014               774,773
          50,000  ROCKWELL COLLINS INCORPORATED                                        5.25       07/15/2019                53,744
         100,000  ROPER INDUSTRIES INCORPORATED                                        6.63       08/15/2013               112,963
         500,000  ST JUDE MEDICAL INCORPORATED                                         3.75       07/15/2014               521,902
         150,000  STRYKER CORPORATION                                                  3.00       01/15/2015               153,117
         150,000  STRYKER CORPORATION                                                  4.38       01/15/2020               155,297
         250,000  ZIMMER HOLDINGS INCORPORATED                                         4.63       11/30/2019               256,277
         250,000  ZIMMER HOLDINGS INCORPORATED                                         5.75       11/30/2039               255,017
                                                                                                                         7,632,521
                                                                                                               -------------------
MEDIA: 0.77%
         180,000  CBS CORPORATION                                                      4.63       05/15/2018               175,595
         300,000  CBS CORPORATION                                                      7.88       07/30/2030               329,120
         200,000  CBS CORPORATION                                                      8.88       05/15/2019               244,815
         285,000  DIRECTV HOLDINGS LLC++                                               3.55       03/15/2015               284,666
         330,000  DIRECTV HOLDINGS LLC++                                               5.20       03/15/2020               332,921
         145,000  DIRECTV HOLDINGS LLC++                                               6.35       03/15/2040               147,882
         620,000  DIRECTV HOLDINGS LLC++                                               7.63       05/15/2016               669,600
         500,000  DIRECTV HOLDINGS LLC FINANCE                                         4.75       10/01/2014               529,078
         800,000  HISTORIC TW INCORPORATED                                             6.63       05/15/2029               847,510
         500,000  HISTORIC TW INCORPORATED                                             9.13       01/15/2013               581,823
         180,000  NEWS AMERICA INCORPORATED                                            5.30       12/15/2014               196,499
         450,000  NEWS AMERICA INCORPORATED                                            6.40       12/15/2035               471,873
         600,000  NEWS AMERICA INCORPORATED                                            6.65       11/15/2037               649,136
         800,000  NEWS AMERICA INCORPORATED                                            6.90       03/01/2019               933,164
         500,000  NEWS AMERICA INCORPORATED                                            6.90       08/15/2039               555,800
          65,000  REED ELSEVIER CAPITAL INCORPORATED                                   4.63       06/15/2012                68,200
         500,000  REED ELSEVIER CAPITAL INCORPORATED                                   8.63       01/15/2019               627,586
         250,000  TIME WARNER CABLE INCORPORATED                                       3.50       02/01/2015               252,503
         185,000  TIME WARNER CABLE INCORPORATED                                       5.00       02/01/2020               184,665
         350,000  TIME WARNER CABLE INCORPORATED                                       5.40       07/02/2012               375,173
         150,000  TIME WARNER CABLE INCORPORATED                                       5.85       05/01/2017               162,992
         600,000  TIME WARNER CABLE INCORPORATED                                       6.20       07/01/2013               666,449
         250,000  TIME WARNER CABLE INCORPORATED                                       6.55       05/01/2037               260,627
       1,000,000  TIME WARNER CABLE INCORPORATED                                       6.75       07/01/2018             1,126,188
         500,000  TIME WARNER CABLE INCORPORATED                                       6.75       06/15/2039               537,371
         800,000  TIME WARNER CABLE INCORPORATED                                       7.30       07/01/2038               913,736
         150,000  TIME WARNER CABLE INCORPORATED                                       7.50       04/01/2014               172,785
         150,000  TIME WARNER CABLE INCORPORATED                                       8.25       02/14/2014               175,713
       1,150,000  TIME WARNER CABLE INCORPORATED                                       8.25       04/01/2019             1,399,939
         100,000  TIME WARNER CABLE INCORPORATED                                       8.75       02/14/2019               124,548
         250,000  TIME WARNER COMPANIES INCORPORATED                                   7.57       02/01/2024               293,851

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
MEDIA (continued)
$        150,000  TIME WARNER ENTERTAINMENT COMPANY LP                                 8.38%      07/15/2033   $           181,904
         500,000  TIME WARNER INCORPORATED                                             4.88       03/15/2020               498,502
       1,000,000  TIME WARNER INCORPORATED                                             5.88       11/15/2016             1,104,690
         300,000  TIME WARNER INCORPORATED                                             6.20       03/15/2040               300,941
          50,000  TIME WARNER INCORPORATED                                             6.50       11/15/2036                51,790
         360,000  TIME WARNER INCORPORATED                                             6.88       05/01/2012               392,319
         325,000  TIME WARNER INCORPORATED                                             7.63       04/15/2031               373,669
         300,000  TIME WARNER INCORPORATED                                             7.70       05/01/2032               347,463
         150,000  VIACOM INCORPORATED                                                  4.38       09/15/2014               157,573
         200,000  VIACOM INCORPORATED                                                  5.50       05/15/2033               173,745
         150,000  VIACOM INCORPORATED                                                  5.63       09/15/2019               159,367
         480,000  VIACOM INCORPORATED                                                  6.25       04/30/2016               538,832
          50,000  VIACOM INCORPORATED                                                  6.75       10/05/2037                53,788
         480,000  VIACOM INCORPORATED                                                  6.88       04/30/2036               520,039
         700,000  WALT DISNEY COMPANY                                                  4.50       12/15/2013               762,705
         500,000  WALT DISNEY COMPANY                                                  5.50       03/15/2019               562,862
         180,000  WALT DISNEY COMPANY                                                  6.38       03/01/2012               195,362
          75,000  WALT DISNEY COMPANY                                                  7.00       03/01/2032                92,505
         250,000  WALT DISNEY COMPANY SERIES MTN                                       5.63       09/15/2016               285,829
                                                                                                                        21,045,693
                                                                                                               -------------------
MINING: 0.10%
       1,000,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED                          8.38       04/01/2017             1,087,500
         225,000  NEWMONT MINING CORPORATION                                           5.13       10/01/2019               230,373
         475,000  NEWMONT MINING CORPORATION                                           6.25       10/01/2039               482,420
          90,000  SOUTHERN COPPER CORPORATION                                          5.38       04/16/2020                89,328
         440,000  SOUTHERN COPPER CORPORATION                                          6.75       04/16/2040               436,822
         150,000  SOUTHERN COPPER CORPORATION                                          7.50       07/27/2035               155,138
         130,000  VALE OVERSEAS LIMITED                                                6.88       11/10/2039               129,487
                                                                                                                         2,611,068
                                                                                                               -------------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.03%
         100,000  VULCAN MATERIALS COMPANY                                             5.60       11/30/2012               107,993
         500,000  VULCAN MATERIALS COMPANY                                             7.00       06/15/2018               555,340
          50,000  VULCAN MATERIALS COMPANY                                             7.15       11/30/2037                54,003
                                                                                                                           717,336
                                                                                                               -------------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.01%
         155,000  HASBRO INCORPORATED                                                  6.35       03/15/2040               160,926
                                                                                                               -------------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.08%
          20,000  FEDEX CORPORATION                                                    7.38       01/15/2014                23,133
         400,000  FEDEX CORPORATION                                                    8.00       01/15/2019               494,214
         100,000  RYDER SYSTEM INCORPORATED SERIES MTN                                 5.85       03/01/2014               106,994
         100,000  UNITED PARCEL SERVICE INCORPORATED                                   4.50       01/15/2013               107,602
         100,000  UNITED PARCEL SERVICE INCORPORATED                                   5.50       01/15/2018               112,338
         795,000  UNITED PARCEL SERVICE INCORPORATED                                   6.20       01/15/2038               898,104
         500,000  UNITED PARCEL SERVICE INCORPORATED CLASS B                           5.13       04/01/2019               550,053
                                                                                                                         2,292,438
                                                                                                               -------------------
NETWORKING: 0.12%
         600,000  CISCO SYSTEMS INCORPORATED                                           4.45       01/15/2020               616,046
         600,000  CISCO SYSTEMS INCORPORATED                                           4.95       02/15/2019               642,866
         775,000  CISCO SYSTEMS INCORPORATED                                           5.50       02/22/2016               879,366
         700,000  CISCO SYSTEMS INCORPORATED                                           5.50       01/15/2040               701,993

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
NETWORKING (continued)
$        500,000  CISCO SYSTEMS INCORPORATED                                           5.90%      02/15/2039   $           530,153
                                                                                                                         3,370,424
                                                                                                               -------------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.92%
       1,000,000  AMERICAN EXPRESS BANK FSB SERIES BKN1                                3.15       12/09/2011             1,034,596
         250,000  AMERICAN EXPRESS BANK FSB SERIES BKN1                                5.55       10/17/2012               268,444
         500,000  AMERICAN EXPRESS CENTURION BANK SERIES BKN1                          6.00       09/13/2017               541,861
         200,000  AMERICAN EXPRESS COMPANY                                             6.80       09/01/2066               189,000
         800,000  AMERICAN EXPRESS COMPANY                                             7.00       03/19/2018               910,698
         150,000  AMERICAN EXPRESS COMPANY                                             7.25       05/20/2014               170,184
         650,000  AMERICAN EXPRESS COMPANY                                             8.13       05/20/2019               791,668
         500,000  AMERICAN EXPRESS CREDIT CORPORATION                                  5.13       08/25/2014               534,963
         100,000  AMERICAN EXPRESS CREDIT CORPORATION                                  5.30       12/02/2015               107,963
       1,000,000  AMERICAN EXPRESS CREDIT CORPORATION                                  7.30       08/20/2013             1,124,861
       1,000,000  AMERICAN EXPRESS CREDIT CORPORATION SERIES  MTN                      5.88       05/02/2013             1,086,619
         500,000  BOEING CAPITAL CORPORATION                                           4.70       10/27/2019               522,364
         150,000  BUNGE LIMITED FINANCE CORPORATION                                    5.10       07/15/2015               155,916
         500,000  BUNGE LIMITED FINANCE CORPORATION                                    8.50       06/15/2019               582,328
          50,000  CAPITAL ONE FINANCIAL CORPORATION                                    6.75       02/17/2037                41,250
         200,000  CAPITAL ONE FINANCIAL CORPORATION                                    7.69       08/15/2036               183,000
         250,000  CATERPILLAR FINANCIAL SERVICES CORPORATION                           2.00       04/05/2013               251,523
         750,000  CATERPILLAR FINANCIAL SERVICES CORPORATION                           6.13       02/17/2014               848,131
       1,000,000  CATERPILLAR FINANCIAL SERVICES CORPORATION                           7.15       02/15/2019             1,208,309
         500,000  CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTN                4.90       08/15/2013               544,140
         275,000  CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTN                5.50       03/15/2016               306,828
          65,000  CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTNF               4.75       02/17/2015                70,707
          95,000  CATERPILLAR INCORPORATED                                             1.90       12/17/2012                95,782
         250,000  CITIGROUP FUNDING INCORPORATED                                       1.88       10/22/2012               253,263
         500,000  COUNTRYWIDE FINANCIAL CORPORATION SERIES MTN                         5.80       06/07/2012               527,070
         625,000  CREDIT SUISSE NEW YORK                                               6.00       02/15/2018               637,929
       1,200,000  DAIMLER FINANCE NORTH AMERICA LLC                                    5.75       09/08/2011             1,251,636
         330,000  DAIMLER FINANCE NORTH AMERICA LLC                                    6.50       11/15/2013               367,358
         200,000  DAIMLER FINANCE NORTH AMERICA LLC                                    7.30       01/15/2012               216,648
         225,000  DAIMLER FINANCE NORTH AMERICA LLC                                    8.50       01/18/2031               282,598
         100,000  DIAGEO FINANCE BV                                                    3.25       01/15/2015               101,490
       1,500,000  GENERAL ELECTRIC CAPITAL CORPORATION                                 2.20       06/08/2012             1,533,357
       1,000,000  GENERAL ELECTRIC CAPITAL CORPORATION                                 2.63       12/28/2012             1,031,725
         500,000  GENERAL ELECTRIC CAPITAL CORPORATION                                 3.00       12/09/2011               515,787
       1,250,000  GENERAL ELECTRIC CAPITAL CORPORATION                                 4.80       05/01/2013             1,321,964
       1,500,000  GENERAL ELECTRIC CAPITAL CORPORATION                                 4.88       03/04/2015             1,585,202
         525,000  GENERAL ELECTRIC CAPITAL CORPORATION                                 5.00       11/15/2011               550,401
       1,000,000  GENERAL ELECTRIC CAPITAL CORPORATION                                 5.50       01/08/2020             1,025,837
       1,000,000  GENERAL ELECTRIC CAPITAL CORPORATION                                 5.63       05/01/2018             1,038,141
       3,000,000  GENERAL ELECTRIC CAPITAL CORPORATION                                 5.88       02/15/2012             3,185,343
       1,300,000  GENERAL ELECTRIC CAPITAL CORPORATION                                 5.88       01/14/2038             1,216,756
       1,125,000  GENERAL ELECTRIC CAPITAL CORPORATION                                 5.90       05/13/2014             1,229,112
         500,000  GENERAL ELECTRIC CAPITAL CORPORATION                                 6.00       08/07/2019               529,690
       1,000,000  GENERAL ELECTRIC CAPITAL CORPORATION                                 6.88       01/10/2039             1,063,254
         650,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES GMTN                     6.15       08/07/2037               627,499
         500,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                      5.00       01/08/2016               516,030
       1,500,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                      5.63       09/15/2017             1,586,717
       1,200,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                     4.38       03/03/2012             1,242,188
       1,725,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                     6.00       06/15/2012             1,849,205
       1,600,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                     6.75       03/15/2032             1,661,270
         500,000  GMAC INCORPORATED                                                    1.75       10/30/2012               505,141
       1,000,000  GMAC INCORPORATED                                                    2.20       12/19/2012             1,020,884
         200,000  HSBC FINANCE CAPITAL TRUST IX                                        5.91       11/30/2035               168,500
         325,000  HSBC FINANCE CORPORATION                                             5.00       06/30/2015               336,214
       1,500,000  HSBC FINANCE CORPORATION                                             5.50       01/19/2016             1,600,113
       1,250,000  HSBC FINANCE CORPORATION                                             6.38       10/15/2011             1,315,176
         800,000  HSBC FINANCE CORPORATION                                             6.38       11/27/2012               862,496
       1,000,000  IBM INTERNATIONAL GROUP CAPITAL LLC                                  5.05       10/22/2012             1,084,428

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
$        500,000  JOHN DEERE CAPITAL CORPORATION                                       2.88%      06/19/2012   $           517,779
         250,000  JOHN DEERE CAPITAL CORPORATION                                       7.00       03/15/2012               274,961
         250,000  JOHN DEERE CAPITAL CORPORATION SERIES MTN                            5.25       10/01/2012               270,431
         100,000  JOHN DEERE CAPITAL CORPORATION SERIES MTN                            5.50       04/13/2017               110,007
         500,000  JOHN DEERE CAPITAL CORPORATION SERIES MTN                            5.75       09/10/2018               562,287
         590,000  NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION             5.50       07/01/2013               650,551
         400,000  NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION            10.38       11/01/2018               544,373
         180,000  NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION
                  SERIES MTNC                                                          7.25       03/01/2012               197,391
         150,000  NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION
                  SERIES MTNC                                                          8.00       03/01/2032               187,816
         150,000  PACCAR FINANCIAL CORPORATION                                         1.95       12/17/2012               150,127
         100,000  PRIVATE EXPORT FUNDING CORPORATION                                   4.30       12/15/2021               100,423
         250,000  PRIVATE EXPORT FUNDING CORPORATION                                   4.95       11/15/2015               278,520
          65,000  SLM CORPORATION SERIES MTN                                           5.63       08/01/2033                45,645
         400,000  SLM CORPORATION SERIES MTN                                           8.00       03/25/2020               355,799
         750,000  SLM CORPORATION SERIES MTN                                           8.45       06/15/2018               682,070
         800,000  SLM CORPORATION SERIES MTNA                                          5.00       10/01/2013               754,819
          65,000  TOLL BROTHERS FINANCE CORPORATION                                    5.15       05/15/2015                63,694
         100,000  TOLL BROTHERS FINANCE CORPORATION                                    6.75       11/01/2019                94,030
               0  TOYOTA MOTOR CREDIT CORPORATION                                      5.45       05/18/2011                     0
         750,000  UNILEVER CAPITAL CORPORATION                                         3.65       02/15/2014               791,818
         100,000  UNILEVER CAPITAL CORPORATION                                         5.90       11/15/2032               110,306
                                                                                                                        52,154,404
                                                                                                               -------------------
OFFICE SUPPLIES: 0.02%
         500,000  STAPLES INCORPORATED                                                 9.75       01/15/2014               612,333
                                                                                                               -------------------
OIL & GAS EXTRACTION: 0.50%
         600,000  ANADARKO PETROLEUM CORPORATION                                       5.95       09/15/2016               639,119
       1,100,000  ANADARKO PETROLEUM CORPORATION                                       6.45       09/15/2036             1,041,447
         500,000  ANADARKO PETROLEUM CORPORATION                                       7.63       03/15/2014               556,562
         100,000  APACHE CORPORATION                                                   5.25       04/15/2013               108,982
          30,000  APACHE CORPORATION                                                   5.63       01/15/2017                33,678
         500,000  APACHE CORPORATION                                                   6.00       01/15/2037               538,362
         100,000  APACHE CORPORATION                                                   6.25       04/15/2012               108,714
         300,000  CONOCOPHLLIPS COMPANY                                                6.95       04/15/2029               357,756
         300,000  DEVON ENERGY CORPORATION                                             6.30       01/15/2019               342,806
         500,000  DEVON ENERGY CORPORATION                                             7.95       04/15/2032               636,604
       1,180,000  DEVON FINANCING CORPORATION ULC                                      6.88       09/30/2011             1,261,026
         120,000  DEVON FINANCING CORPORATION ULC                                      7.88       09/30/2031               149,889
         300,000  DIAMOND OFFSHORE DRILLING INCORPORATED                               5.70       10/15/2039               282,893
          65,000  DIAMOND OFFSHORE DRILLING INCORPORATED                               5.88       05/01/2019                70,015
         500,000  EL PASO ENERGY CORPORATION++                                         5.90       04/01/2017               522,817
         150,000  EL PASO NATURAL GAS COMPANY                                          5.95       04/15/2017               156,867
          75,000  EOG RESOURCES INCORPORATED                                           5.63       06/01/2019                83,216
         150,000  EOG RESOURCES INCORPORATED                                           6.88       10/01/2018               180,243
         150,000  HALLIBURTON COMPANY                                                  6.15       09/15/2019               164,072
         650,000  HALLIBURTON COMPANY                                                  7.45       09/15/2039               762,003
         500,000  NABORS INDUSTRIES INCORPORATED                                       9.25       01/15/2019               608,794
         350,000  NOBLE ENERGY INCORPORATED                                            8.25       03/01/2019               416,061
         150,000  OCCIDENTAL PETROLEUM CORPORATION                                     4.13       06/01/2016               158,410
         180,000  OCCIDENTAL PETROLEUM CORPORATION                                     6.75       01/15/2012               195,791
         150,000  PANHANDLE EAST PIPE LINE COMPANY LP                                  6.20       11/01/2017               159,566
         250,000  PC FINANCIAL PARTNERSHIP                                             5.00       11/15/2014               269,103
          50,000  PRAXAIR INCORPORATED                                                 5.20       03/15/2017                53,939
         250,000  SHELL INTERNATIONAL FINANCIAL                                        4.38       03/25/2020               252,813
          65,000  TALISMAN ENERGY INCORPORATED                                         5.13       05/15/2015                70,018
          65,000  VALERO ENERGY CORPORATION                                            4.50       02/01/2015                66,110
          65,000  VALERO ENERGY CORPORATION                                            6.13       02/01/2020                65,769
         500,000  VALERO ENERGY CORPORATION                                            6.63       06/15/2037               477,367
         100,000  VALERO ENERGY CORPORATION                                            9.38       03/15/2019               118,420
         125,000  XTO ENERGY INCORPORATED                                              4.90       02/01/2014               136,067

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
OIL & GAS EXTRACTION (continued)
$      1,000,000  XTO ENERGY INCORPORATED                                              5.75%      12/15/2013   $         1,118,011
         125,000  XTO ENERGY INCORPORATED                                              6.10       04/01/2036               139,349
         500,000  XTO ENERGY INCORPORATED                                              6.50       12/15/2018               586,451
         500,000  XTO ENERGY INCORPORATED                                              6.75       08/01/2037               593,937
                                                                                                                        13,483,047
                                                                                                               -------------------
PAPER & ALLIED PRODUCTS: 0.13%
         150,000  AVERY DENNISON CORPORATION                                           5.38       04/15/2020               157,307
         515,000  BEMIS COMPANY INCORPORATED                                           5.65       08/01/2014               560,208
          10,000  BEMIS COMPANY INCORPORATED                                           6.80       08/01/2019                11,270
         700,000  INTERNATIONAL PAPER COMAPNY                                          7.50       08/15/2021               800,045
         180,000  INTERNATIONAL PAPER COMPANY                                          5.30       04/01/2015               190,009
         500,000  INTERNATIONAL PAPER COMPANY                                          7.95       06/15/2018               582,202
         300,000  KIMBERLY-CLARK CORPORATION                                           5.00       08/15/2013               329,585
         200,000  KIMBERLY-CLARK CORPORATION                                           6.13       08/01/2017               231,305
         200,000  KIMBERLY-CLARK CORPORATION                                           6.63       08/01/2037               239,543
         100,000  KIMBERLY-CLARK CORPORATION                                           7.50       11/01/2018               125,110
         200,000  PACTIV CORPORATION                                                   6.40       01/15/2018               206,896
                                                                                                                         3,433,480
                                                                                                               -------------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.27%
         350,000  ALBERTA ENERGY COMPANY LIMITED                                       7.38       11/01/2031               390,681
         500,000  CHEVRON CORPORATION                                                  3.95       03/03/2014               530,372
         500,000  CHEVRON CORPORATION                                                  4.95       03/03/2019               542,435
         150,000  CONOCOPHLLIPS COMPANY                                                4.40       05/15/2013               160,788
         500,000  CONOCOPHLLIPS COMPANY                                                4.60       01/15/2015               540,962
         425,000  CONOCOPHLLIPS COMPANY                                                4.75       02/01/2014               461,649
         750,000  CONOCOPHLLIPS COMPANY                                                5.75       02/01/2019               831,906
         100,000  CONOCOPHLLIPS COMPANY                                                5.90       05/15/2038               108,079
       1,050,000  CONOCOPHLLIPS COMPANY                                                6.50       02/01/2039             1,205,511
         150,000  MARATHON OIL CORPORATION                                             6.00       07/01/2012               161,054
         625,000  MARATHON OIL CORPORATION                                             6.00       10/01/2017               683,988
          50,000  MARATHON OIL CORPORATION                                             6.60       10/01/2037                52,476
         700,000  MARATHON OIL CORPORATION                                             7.50       02/15/2019               815,156
         100,000  SEMPRA ENERGY                                                        6.00       02/01/2013               109,109
         100,000  SUNOCO INCORPORATED                                                  5.75       01/15/2017               102,533
         500,000  VALERO ENERGY CORPORATION                                            6.13       06/15/2017               523,976
         100,000  VALERO ENERGY CORPORATION                                            7.50       04/15/2032               101,935
                                                                                                                         7,322,610
                                                                                                               -------------------
PHARMACEUTICALS: 0.52%
       1,000,000  ABBOTT LABORATORIES                                                  5.15       11/30/2012             1,091,369
       1,000,000  ABBOTT LABORATORIES                                                  5.60       11/30/2017             1,127,846
         150,000  ABBOTT LABORATORIES                                                  5.88       05/15/2016               172,412
         300,000  ABBOTT LABORATORIES                                                  6.00       04/01/2039               324,283
         750,000  BRISTOL-MYERS SQUIBB COMPANY                                         5.88       11/15/2036               809,824
         250,000  BRISTOL-MYERS SQUIBB COMPANY                                         6.13       05/01/2038               277,904
         250,000  GLAXOSMITHKLINE CAPITAL INCORPORATED                                 4.38       04/15/2014               269,269
       1,000,000  GLAXOSMITHKLINE CAPITAL INCORPORATED                                 4.85       05/15/2013             1,092,311
         500,000  GLAXOSMITHKLINE CAPITAL INCORPORATED                                 5.65       05/15/2018               556,724
         900,000  GLAXOSMITHKLINE CAPITAL INCORPORATED                                 6.38       05/15/2038             1,020,144
         250,000  MERCK & COMPANY INCORPORATED                                         1.88       06/30/2011               251,807
         225,000  MERCK & COMPANY INCORPORATED                                         4.75       03/01/2015               246,718
         250,000  MERCK & COMPANY INCORPORATED                                         5.00       06/30/2019               269,168
         150,000  MERCK & COMPANY INCORPORATED                                         5.75       11/15/2036               160,206
         150,000  MERCK & COMPANY INCORPORATED                                         5.85       06/30/2039               166,200
          65,000  MERCK & COMPANY INCORPORATED                                         5.95       12/01/2028                70,664
       1,000,000  MERCK & COMPANY INCORPORATED                                         6.00       09/15/2017             1,148,839
         250,000  MERCK & COMPANY INCORPORATED                                         6.30       01/01/2026               283,022

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
PHARMACEUTICALS (continued)
$        595,000  NOVARTIS CAPITAL CORPORATION                                         1.90%      04/24/2013   $           600,155
         500,000  NOVARTIS CAPITAL CORPORATION                                         2.90       04/24/2015               509,703
         500,000  NOVARTIS CAPITAL CORPORATION                                         4.40       04/24/2020               517,305
         100,000  SCHERING-PLOUGH CORPORATION                                          5.30       12/01/2013               111,579
         120,000  SCHERING-PLOUGH CORPORATION                                          6.50       12/01/2033               142,077
         475,000  SCHERING-PLOUGH CORPORATION                                          6.55       09/15/2037               567,720
         200,000  TEVA PHARMACEUTICAL FINANCE LLC                                      6.15       02/01/2036               216,239
         125,000  WATSON PHARMACEUTICALS INCORPORATED                                  5.00       08/15/2014               132,660
         130,000  WATSON PHARMACEUTICALS INCORPORATED                                  6.13       08/15/2019               139,183
         500,000  WYETH                                                                5.45       04/01/2017               561,450
         180,000  WYETH                                                                5.50       02/15/2016               205,264
         350,000  WYETH                                                                5.95       04/01/2037               377,082
         625,000  WYETH                                                                6.00       02/15/2036               665,877
                                                                                                                        14,085,004
                                                                                                               -------------------
PIPELINES: 0.23%
         150,000  BOARDWALK PIPELINES LP                                               5.75       09/15/2019               157,692
         100,000  BOARDWALK PIPELINES LP                                               5.88       11/15/2016               109,652
         150,000  BUCKEYE PARTNERS LP                                                  5.50       08/15/2019               153,245
         100,000  BUCKEYE PARTNERS LP                                                  6.05       01/15/2018               108,483
          30,000  ENBRIDGE ENERGY PARTNERS LP                                          5.20       03/15/2020                30,220
          65,000  ENBRIDGE ENERGY PARTNERS LP                                          5.88       12/15/2016                71,491
       1,000,000  ENERGY TRANSFER PARTNERS LP                                          9.00       04/15/2019             1,177,440
         500,000  ENTERPRISE PRODUCTS OPERATING LLC                                    4.60       08/01/2012               522,791
         500,000  ENTERPRISE PRODUCTS OPERATING LLC                                    5.20       09/01/2020               500,030
         500,000  ENTERPRISE PRODUCTS OPERATING LLC                                    5.25       01/31/2020               501,843
          65,000  ENTERPRISE PRODUCTS OPERATING LLC                                    5.60       10/15/2014                70,343
         500,000  ENTERPRISE PRODUCTS OPERATING LLC                                    6.13       10/15/2039               474,264
         250,000  ENTERPRISE PRODUCTS OPERATING LLC                                    6.65       04/15/2018               275,876
          75,000  ENTERPRISE PRODUCTS OPERATING LLC                                    6.88       03/01/2033                77,942
         100,000  ENTERPRISE PRODUCTS OPERATING LLC                                    7.55       04/15/2038               112,164
         100,000  KANEB PIPE LINE OPERATING PARTNERSHIP LP                             5.88       06/01/2013               107,736
         500,000  KINDER MORGAN ENERGY PARTNERS LP SERIES MTN                          6.95       01/15/2038               511,761
         125,000  MAGELLAN MIDSTREAM PARTNERS LP                                       6.55       07/15/2019               138,845
         500,000  PLAINS ALL AMERICAN PIPELINE LP                                      4.25       09/01/2012               521,532
          50,000  PLAINS ALL AMERICAN PIPELINE LP                                      6.13       01/15/2017                53,393
         150,000  PLAINS ALL AMERICAN PIPELINE LP                                      6.50       05/01/2018               162,290
         200,000  PLAINS ALL AMERICAN PIPELINE LP                                      6.65       01/15/2037               199,485
         150,000  PLAINS ALL AMERICAN PIPELINE LP                                      8.75       05/01/2019               178,140
          45,000  PPL ELECTRIC UTILITIES CORPORATION                                   6.25       05/15/2039                49,915
          75,000  TEXAS EASTERN TRANSMISSION LP                                        7.00       07/15/2032                85,618
                                                                                                                         6,352,191
                                                                                                               -------------------
PRIMARY METAL INDUSTRIES: 0.11%
          25,000  ALCOA INCORPORATED                                                   5.55       02/01/2017                24,374
         300,000  ALCOA INCORPORATED                                                   5.90       02/01/2027               260,635
          25,000  ALCOA INCORPORATED                                                   5.95       02/01/2037                20,630
       1,200,000  ALCOA INCORPORATED                                                   6.00       07/15/2013             1,271,155
         250,000  ALCOA INCORPORATED                                                   6.50       06/01/2011               258,290
          50,000  ALCOA INCORPORATED                                                   6.75       07/15/2018                50,461
          75,000  ALCOA INCORPORATED                                                   6.75       01/15/2028                69,404
         150,000  ALLEGHENY TECHNOLOGIES INCORPORATED                                  9.38       06/01/2019               175,672
          50,000  COMMERCIAL METALS COMPANY                                            6.50       07/15/2017                50,795
          20,000  CORNING INCORPORATED                                                 6.63       05/15/2019                22,928
         100,000  NUCOR CORPORATION                                                    5.00       06/01/2013               108,351
         500,000  NUCOR CORPORATION                                                    5.75       12/01/2017               555,953
         150,000  NUCOR CORPORATION                                                    5.85       06/01/2018               167,848
          50,000  NUCOR CORPORATION                                                    6.40       12/01/2037                55,427
                                                                                                                         3,091,923
                                                                                                               -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.03%
$         65,000  RR DONNELLEY & SONS COMPANY                                          5.50%      05/15/2015   $            65,924
          50,000  RR DONNELLEY & SONS COMPANY                                          6.13       01/15/2017                50,741
         600,000  RR DONNELLEY & SONS COMPANY                                          8.60       08/15/2016               664,721
                                                                                                                           781,386
                                                                                                               -------------------
RAILROAD TRANSPORTATION: 0.28%
         125,000  BURLINGTON NORTHERN SANTA FE CORPORATION                             4.70       10/01/2019               128,318
         500,000  BURLINGTON NORTHERN SANTA FE CORPORATION                             4.88       01/15/2015               539,898
         360,000  BURLINGTON NORTHERN SANTA FE CORPORATION                             5.65       05/01/2017               394,091
         550,000  BURLINGTON NORTHERN SANTA FE CORPORATION                             6.15       05/01/2037               586,185
         435,000  CANADIAN NATIONAL RAILWAY COMPANY                                    5.55       03/01/2019               478,145
         100,000  CSX CORPORATION++                                                    5.60       05/01/2017               108,294
         100,000  CSX CORPORATION++                                                    6.00       10/01/2036               103,638
          70,000  CSX CORPORATION++                                                    6.15       05/01/2037                74,005
         200,000  CSX CORPORATION++                                                    6.22       04/30/2040               211,232
         250,000  CSX CORPORATION++                                                    6.25       04/01/2015               284,085
         300,000  CSX CORPORATION++                                                    6.30       03/15/2012               322,513
         500,000  CSX CORPORATION++                                                    7.38       02/01/2019               600,139
         275,000  NORFOLK SOUTHERN CORPORATION                                         5.59       05/17/2025               284,325
       1,100,000  NORFOLK SOUTHERN CORPORATION                                         5.75       04/01/2018             1,212,922
          65,000  NORFOLK SOUTHERN CORPORATION                                         5.90       06/15/2019                72,464
         500,000  NORFOLK SOUTHERN CORPORATION                                         7.25       02/15/2031               598,418
         360,000  UNION PACIFIC CORPORATION                                            4.88       01/15/2015               384,228
         200,000  UNION PACIFIC CORPORATION                                            5.75       11/15/2017               220,540
          40,000  UNION PACIFIC CORPORATION                                            6.15       05/01/2037                42,244
         600,000  UNION PACIFIC CORPORATION                                            6.63       02/01/2029               673,603
         300,000  UNION PACIFIC CORPORATION                                            7.88       01/15/2019               374,290
                                                                                                                         7,693,577
                                                                                                               -------------------
REAL ESTATE: 0.09%
          90,000  SIMON PROPERTY GROUP LP                                              4.20       02/01/2015                92,178
          50,000  SIMON PROPERTY GROUP LP                                              5.25       12/01/2016                52,600
         100,000  SIMON PROPERTY GROUP LP                                              5.30       05/30/2013               107,266
         200,000  SIMON PROPERTY GROUP LP                                              5.65       02/01/2020               206,443
         125,000  SIMON PROPERTY GROUP LP                                              5.75       12/01/2015               135,919
         100,000  SIMON PROPERTY GROUP LP                                              6.13       05/30/2018               107,133
         805,000  SIMON PROPERTY GROUP LP                                              6.75       05/15/2014               896,291
         100,000  SIMON PROPERTY GROUP LP                                              6.75       02/01/2040               105,856
         600,000  SIMON PROPERTY GROUP LP                                             10.35       04/01/2019               778,690
                                                                                                                         2,482,376
                                                                                                               -------------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.16%
         150,000  AVALONBAY COMMUNITIES INCORPORATED                                   5.70       03/15/2017               160,850
         100,000  AVALONBAY COMMUNITIES INCORPORATED                                   6.10       03/15/2020               108,760
         185,000  AVALONBAY COMMUNITIES INCORPORATED SERIES MTN                        6.13       11/01/2012               200,961
         500,000  BOSTON PROPERTIES INCORPORATED                                       5.88       10/15/2019               524,950
         100,000  BOSTON PROPERTIES INCORPORATED                                       6.25       01/15/2013               109,152
         350,000  DUKE REALTY LP                                                       5.95       02/15/2017               353,088
         200,000  DUKE REALTY LP                                                       6.25       05/15/2013               212,004
          60,000  HEALTHCARE REALTY TRUST INCORPORATED                                 6.50       01/17/2017                63,341
          75,000  HEALTHCARE REALTY TRUST INCORPORATED                                 8.13       05/01/2011                78,883
          75,000  HOSPITALITY PROPERTIES TRUST                                         5.63       03/15/2017                71,463
         350,000  HOSPITALITY PROPERTIES TRUST                                         5.75       11/01/2015               360,641
         250,000  HOSPITALITY PROPERTIES TRUST                                         7.88       08/15/2014               274,785
         100,000  KIMCO REALTY CORPORATION                                             6.88       10/01/2019               110,992
          75,000  LIBERTY PROPERTY LP                                                  5.50       12/15/2016                77,322
         150,000  LIBERTY PROPERTY LP                                                  6.63       10/01/2017               158,240
         150,000  MACK-CALI REALTY CORPORATION                                         7.75       08/15/2019               173,508
         100,000  NATIONAL RETAIL PROPERTIES INCORPORATED                              6.88       10/15/2017               108,861

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
$        300,000  PROLOGIS TRUST                                                       5.63%      11/15/2016   $           288,956
         100,000  PROLOGIS TRUST                                                       6.25       03/15/2017                96,153
         100,000  PROLOGIS TRUST                                                       6.63       05/15/2018                96,591
         135,000  PROLOGIS TRUST                                                       6.88       03/15/2020               129,025
         150,000  PROLOGIS TRUST                                                       7.38       10/30/2019               148,030
         100,000  PROLOGIS TRUST                                                       7.63       08/15/2014               106,725
         100,000  REALTY INCOME CORPORATION                                            5.95       09/15/2016               105,967
         100,000  REGENCY CENTERS LP                                                   5.88       06/15/2017               103,950
                                                                                                                         4,223,198
                                                                                                               -------------------
RETAIL-DRUG STORES: 0.14%
         250,000  CVS CAREMARK CORPORATION                                             3.25       05/18/2015               251,251
         250,000  CVS CAREMARK CORPORATION                                             4.75       05/18/2020               248,428
         400,000  CVS CAREMARK CORPORATION                                             5.75       06/01/2017               436,328
         250,000  CVS CAREMARK CORPORATION                                             6.13       08/15/2016               281,413
         500,000  CVS CAREMARK CORPORATION                                             6.13       09/15/2039               514,123
          65,000  CVS CAREMARK CORPORATION                                             6.25       06/01/2027                68,206
       1,000,000  CVS CAREMARK CORPORATION                                             6.30       06/01/2062               905,000
         500,000  CVS CAREMARK CORPORATION                                             6.60       03/15/2019               567,676
         250,000  WALGREEN COMPANY                                                     4.88       08/01/2013               272,386
         250,000  WALGREEN COMPANY                                                     5.25       01/15/2019               276,028
                                                                                                                         3,820,839
                                                                                                               -------------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.00%
         100,000  COOPER US INCORPORATED                                               6.10       07/01/2017               111,404
                                                                                                               -------------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.93%
         400,000  AMERIPRISE FINANCIAL INCORPORATED                                    5.65       11/15/2015               436,308
          65,000  AMERIPRISE FINANCIAL INCORPORATED                                    7.30       06/28/2019                76,136
         180,000  BEAR STEARNS COMPANIES INCORPORATED                                  5.30       10/30/2015               190,790
         600,000  BEAR STEARNS COMPANIES INCORPORATED                                  5.50       08/15/2011               626,587
          25,000  BEAR STEARNS COMPANIES INCORPORATED                                  5.55       01/22/2017                25,753
         120,000  BEAR STEARNS COMPANIES INCORPORATED                                  6.40       10/02/2017               131,888
       1,500,000  BEAR STEARNS COMPANIES INCORPORATED                                  7.25       02/01/2018             1,709,985
         500,000  BEAR STEARNS COMPANIES INCORPORATED SERIES MTN                       6.95       08/10/2012               549,125
         300,000  BLACKROCK INCORPORATED                                               3.50       12/10/2014               306,416
         250,000  BLACKROCK INCORPORATED                                               5.00       12/10/2019               259,534
         350,000  BLACKROCK INCORPORATED                                               6.25       09/15/2017               396,090
         425,000  CHARLES SCHWAB CORPORATION                                           4.95       06/01/2014               457,792
         500,000  CME GROUP INCORPORATED                                               5.75       02/15/2014               550,861
       1,000,000  CREDIT SUISSE USA INCORPORATED                                       4.88       01/15/2015             1,062,904
         500,000  CREDIT SUISSE USA INCORPORATED                                       5.50       08/15/2013               547,377
       1,000,000  CREDIT SUISSE USA INCORPORATED                                       6.13       11/15/2011             1,060,674
       1,350,000  CREDIT SUISSE USA INCORPORATED                                       6.50       01/15/2012             1,447,304
         250,000  CREDIT SUISSE USA INCORPORATED                                       7.13       07/15/2032               297,276
          50,000  EATON VANCE CORPORATION                                              6.50       10/02/2017                55,436
       1,100,000  GOLDMAN SACHS GROUP INCORPORATED                                     3.25       06/15/2012             1,148,166
         750,000  GOLDMAN SACHS GROUP INCORPORATED                                     3.63       08/01/2012               753,982
         700,000  GOLDMAN SACHS GROUP INCORPORATED                                     4.75       07/15/2013               712,316
       2,000,000  GOLDMAN SACHS GROUP INCORPORATED                                     5.13       01/15/2015             2,046,092
         360,000  GOLDMAN SACHS GROUP INCORPORATED                                     5.15       01/15/2014               372,331
         275,000  GOLDMAN SACHS GROUP INCORPORATED                                     5.35       01/15/2016               278,393
       1,000,000  GOLDMAN SACHS GROUP INCORPORATED                                     5.45       11/01/2012             1,039,928
         500,000  GOLDMAN SACHS GROUP INCORPORATED                                     5.75       10/01/2016               514,448
         200,000  GOLDMAN SACHS GROUP INCORPORATED                                     5.79       12/29/2049               153,000
       1,070,000  GOLDMAN SACHS GROUP INCORPORATED                                     5.95       01/15/2027               966,393
       1,545,000  GOLDMAN SACHS GROUP INCORPORATED                                     6.00       05/01/2014             1,630,100
       1,500,000  GOLDMAN SACHS GROUP INCORPORATED                                     6.13       02/15/2033             1,408,221
       1,250,000  GOLDMAN SACHS GROUP INCORPORATED                                     6.15       04/01/2018             1,276,938
       1,250,000  GOLDMAN SACHS GROUP INCORPORATED                                     6.25       09/01/2017             1,293,818

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
$        450,000  GOLDMAN SACHS GROUP INCORPORATED                                     6.35%      02/15/2034   $           384,824
       1,025,000  GOLDMAN SACHS GROUP INCORPORATED                                     6.60       01/15/2012             1,075,863
         925,000  GOLDMAN SACHS GROUP INCORPORATED                                     6.75       10/01/2037               866,039
       1,300,000  GOLDMAN SACHS GROUP INCORPORATED                                     7.50       02/15/2019             1,435,255
         150,000  JEFFERIES GROUP INCORPORATED                                         6.45       06/08/2027               138,648
         400,000  JEFFERIES GROUP INCORPORATED                                         8.50       07/15/2019               449,899
         500,000  LAZARD GROUP LLC                                                     6.85       06/15/2017               514,889
       1,000,000  MERRILL LYNCH & COMPANY INCORPORATED                                 5.45       02/05/2013             1,043,414
         450,000  MERRILL LYNCH & COMPANY INCORPORATED                                 5.45       07/15/2014               463,812
         500,000  MERRILL LYNCH & COMPANY INCORPORATED                                 5.70       05/02/2017               494,848
       1,000,000  MERRILL LYNCH & COMPANY INCORPORATED                                 6.05       08/15/2012             1,050,954
         250,000  MERRILL LYNCH & COMPANY INCORPORATED                                 6.05       05/16/2016               253,058
         300,000  MERRILL LYNCH & COMPANY INCORPORATED                                 6.11       01/29/2037               259,020
         100,000  MERRILL LYNCH & COMPANY INCORPORATED                                 6.22       09/15/2026                92,024
         500,000  MERRILL LYNCH & COMPANY INCORPORATED                                 6.40       08/28/2017               511,934
         500,000  MERRILL LYNCH & COMPANY INCORPORATED                                 7.75       05/14/2038               515,720
         500,000  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                      5.77       07/25/2011               520,938
       1,000,000  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                      6.15       04/25/2013             1,058,243
       1,690,000  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                      6.88       04/25/2018             1,740,685
         750,000  MORGAN STANLEY                                                       2.00       09/22/2011               759,882
       1,000,000  MORGAN STANLEY                                                       2.25       03/13/2012             1,021,927
         300,000  MORGAN STANLEY                                                       3.25       12/01/2011               310,291
       1,500,000  MORGAN STANLEY                                                       4.20       11/20/2014             1,452,359
         525,000  MORGAN STANLEY                                                       5.38       10/15/2015               518,022
       1,000,000  MORGAN STANLEY                                                       5.50       01/26/2020               946,890
       1,500,000  MORGAN STANLEY                                                       5.63       09/23/2019             1,433,529
       1,300,000  MORGAN STANLEY                                                       6.00       05/13/2014             1,347,563
       1,500,000  MORGAN STANLEY                                                       6.00       04/28/2015             1,546,839
       1,500,000  MORGAN STANLEY                                                       6.60       04/01/2012             1,578,260
         120,000  MORGAN STANLEY                                                       7.25       04/01/2032               131,893
         400,000  MORGAN STANLEY                                                       7.30       05/13/2019               420,136
         500,000  MORGAN STANLEY SERIES EMTN                                           5.45       01/09/2017               482,749
       1,500,000  MORGAN STANLEY SERIES MTN                                            5.25       11/02/2012             1,567,484
         850,000  MORGAN STANLEY SERIES MTN                                            5.55       04/27/2017               838,456
       1,000,000  MORGAN STANLEY SERIES MTN                                            6.63       04/01/2018             1,026,881
         200,000  NASDAQ OMX GROUP INCORPORATED                                        4.00       01/15/2015               200,696
         100,000  NASDAQ OMX GROUP INCORPORATED                                        5.55       01/15/2020                99,971
         100,000  RAYMOND JAMES FINANCIAL INCORPORATED                                 8.60       08/15/2019               115,307
         200,000  TD AMERITRADE HOLDING COMPANY                                        5.60       12/01/2019               207,045
                                                                                                                        52,658,609
                                                                                                               -------------------
SEMICONDUCTORS: 0.01%
         350,000  NATIONAL SEMICONDUCTOR                                               3.95       04/15/2015               351,213
                                                                                                               -------------------
SOFTWARE: 0.16%
         100,000  ADOBE SYSTEMS INCORPORATED                                           3.25       02/01/2015               101,644
         125,000  ADOBE SYSTEMS INCORPORATED                                           4.75       02/01/2020               125,473
         690,000  MICROSOFT CORPORATION                                                2.95       06/01/2014               715,852
         175,000  MICROSOFT CORPORATION                                                4.20       06/01/2019               184,382
         110,000  MICROSOFT CORPORATION                                                5.20       06/01/2039               114,209
         500,000  ORACLE CORPORATION                                                   3.75       07/08/2014               527,784
         500,000  ORACLE CORPORATION                                                   4.95       04/15/2013               545,282
         300,000  ORACLE CORPORATION                                                   5.00       07/08/2019               322,678
         350,000  ORACLE CORPORATION                                                   5.25       01/15/2016               390,623
         750,000  ORACLE CORPORATION                                                   5.75       04/15/2018               846,497
         200,000  ORACLE CORPORATION                                                   6.13       07/08/2039               222,090
         250,000  ORACLE CORPORATION                                                   6.50       04/15/2038               288,173
                                                                                                                         4,384,687
                                                                                                               -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.02%
$        500,000  OWENS CORNING INCORPORATED                                           6.50%      12/01/2016   $           525,246
                                                                                                               -------------------
TOBACCO PRODUCTS: 0.24%
       1,000,000  ALTRIA GROUP INCORPORATED                                            9.25       08/06/2019             1,186,130
       1,050,000  ALTRIA GROUP INCORPORATED                                            9.70       11/10/2018             1,273,105
         500,000  ALTRIA GROUP INCORPORATED                                           10.20       02/06/2039               645,765
         250,000  LORILLARD TOBACCO COMPANY                                            6.88       05/01/2020               251,828
         155,000  LORILLARD TOBACCO COMPANY                                            8.13       06/23/2019               168,708
         250,000  LORILLARD TOBACCO COMPANY                                            8.13       05/01/2040               247,306
         125,000  PHILIP MORRIS INTERNATIONAL INCORPORATED                             4.88       05/16/2013               134,992
         450,000  PHILIP MORRIS INTERNATIONAL INCORPORATED                             5.65       05/16/2018               489,187
         400,000  PHILIP MORRIS INTERNATIONAL INCORPORATED                             6.38       05/16/2038               449,038
         750,000  PHILIP MORRIS INTERNATIONAL INCORPORATED                             6.88       03/17/2014               866,313
         200,000  REYNOLDS AMERICAN INCORPORATED                                       7.25       06/15/2037               195,593
         500,000  REYNOLDS AMERICAN INCORPORATED                                       7.63       06/01/2016               546,370
         100,000  UST INCORPORATED                                                     5.75       03/01/2018               100,394
                                                                                                                         6,554,729
                                                                                                               -------------------
TRANSPORTATION BY AIR: 0.05%
         146,968  CONTINENTAL AIRLINES INCORPORATED(a)                                 9.00       07/08/2016               155,051
          73,672  CONTINENTAL AIRLINES INCORPORATED SERIES A(a)                        5.98       10/19/2023                73,303
          96,910  DELTA AIR LINES INCORPORATED(a)                                      6.82       02/10/2024                94,487
         200,000  DELTA AIR LINES INCORPORATED(a)                                      7.75       12/17/2019               215,000
         192,696  NORTHWEST AIRLINES INCORPORATED(a)                                   7.03       11/01/2019               180,170
         500,000  SOUTHWEST AIRLINES COMPANY                                           5.25       10/01/2014               522,763
                                                                                                                         1,240,774
                                                                                                               -------------------
TRANSPORTATION EQUIPMENT: 0.16%
          35,000  GENERAL DYNAMICS CORPORATION                                         1.80       07/15/2011                35,283
         500,000  GENERAL DYNAMICS CORPORATION                                         4.25       05/15/2013               538,600
         500,000  GENERAL DYNAMICS CORPORATION                                         5.25       02/01/2014               556,692
         100,000  GOODRICH CORPORATION                                                 4.88       03/01/2020               103,874
          75,000  GOODRICH CORPORATION                                                 7.63       12/15/2012                85,057
         100,000  PARTNERRE FINANCE B LLC                                              5.50       06/01/2020                94,111
         500,000  UNITED TECHNOLOGIES CORPORATION                                      4.50       04/15/2020               522,178
         600,000  UNITED TECHNOLOGIES CORPORATION                                      4.88       05/01/2015               663,998
         565,000  UNITED TECHNOLOGIES CORPORATION                                      6.13       02/01/2019               651,979
         500,000  UNITED TECHNOLOGIES CORPORATION                                      6.13       07/15/2038               552,087
         430,000  UNITED TECHNOLOGIES CORPORATION                                      7.50       09/15/2029               523,866
                                                                                                                         4,327,725
                                                                                                               -------------------
TOTAL CORPORATE BONDS & NOTES (COST $549,194,306)                                                                      571,025,789
                                                                                                               -------------------
FOREIGN CORPORATE BONDS: 3.81%
COMMUNICATIONS: 0.84%
         500,000  AMERICA MOVIL SAB DE CV++                                            3.63       03/30/2015               506,820
       1,000,000  AMERICA MOVIL SAB DE CV++                                            5.00       03/30/2020               995,864
         800,000  AMERICA MOVIL SAB DE CV++                                            5.63       11/15/2017               851,051
         100,000  AMERICA MOVIL SAB DE CV++                                            6.13       11/15/2037                96,261
          65,000  AMERICA MOVIL SAB DE CV++                                            6.38       03/01/2035                64,616
         350,000  BRITISH TELECOMMUNICATIONS PLC                                       5.15       01/15/2013               365,269
         500,000  BRITISH TELECOMMUNICATIONS PLC                                       5.95       01/15/2018               516,858
         600,000  BRITISH TELECOMMUNICATIONS PLC                                       9.63       12/15/2030               749,779
       1,000,000  DEUTSCHE TELEKOM INTERNATIONAL BV                                    5.25       07/22/2013             1,068,624
         275,000  DEUTSCHE TELEKOM INTERNATIONAL BV                                    5.75       03/23/2016               296,505
         500,000  DEUTSCHE TELEKOM INTERNATIONAL BV                                    6.00       07/08/2019               538,700
         830,000  DEUTSCHE TELEKOM INTERNATIONAL BV                                    8.75       06/15/2030             1,048,238
         500,000  FRANCE TELECOM SA                                                    4.38       07/08/2014               532,948

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
COMMUNICATIONS (continued)
$        350,000  FRANCE TELECOM SA                                                    5.38%      07/08/2019   $           375,260
         575,000  FRANCE TELECOM SA                                                    8.50       03/01/2031               769,173
         500,000  NOKIA CORPORATION                                                    5.38       05/15/2019               532,686
       1,000,000  ROGERS COMMUNICATIONS INCORPORATED                                   6.80       08/15/2018             1,158,183
         500,000  ROGERS WIRELESS INCORPORATED                                         7.50       03/15/2015               589,373
         375,000  ROYAL KPN NV                                                         8.38       10/01/2030               472,445
       1,000,000  TELECOM ITALIA CAPITAL SA                                            4.95       09/30/2014               991,651
         415,000  TELECOM ITALIA CAPITAL SA                                            5.25       11/15/2013               431,662
         200,000  TELECOM ITALIA CAPITAL SA                                            5.25       10/01/2015               199,838
         150,000  TELECOM ITALIA CAPITAL SA                                            6.00       09/30/2034               126,863
         350,000  TELECOM ITALIA CAPITAL SA                                            6.20       07/18/2011               364,230
       1,000,000  TELECOM ITALIA CAPITAL SA                                            7.18       06/18/2019             1,059,366
         500,000  TELECOM ITALIA CAPITAL SA                                            7.72       06/04/2038               511,553
         500,000  TELEFONICA EMISIONES SAU                                             2.58       04/26/2013               494,344
         470,000  TELEFONICA EMISIONES SAU                                             3.73       04/27/2015               463,013
         930,000  TELEFONICA EMISIONES SAU                                             4.95       01/15/2015               964,209
         445,000  TELEFONICA EMISIONES SAU                                             5.13       04/27/2020               429,280
         645,000  TELEFONICA EMISIONES SAU                                             5.88       07/15/2019               665,799
          50,000  TELEFONICA EMISIONES SAU                                             5.98       06/20/2011                52,182
         150,000  TELEFONICA EMISIONES SAU                                             6.42       06/20/2016               166,645
         550,000  TELEFONICA EMISIONES SAU                                             7.05       06/20/2036               585,789
         120,000  TELEFONICA EUROPE BV                                                 8.25       09/15/2030               140,864
          65,000  TELEFONOS DE MEXICO SA DE CV                                         5.50       01/27/2015                70,340
         126,000  TELUS CORPORATION                                                    8.00       06/01/2011               134,313
         250,000  VODAFONE GROUP PLC                                                   4.15       06/10/2014               259,215
         180,000  VODAFONE GROUP PLC                                                   4.63       07/15/2018               181,471
       1,000,000  VODAFONE GROUP PLC                                                   5.00       12/16/2013             1,077,343
          75,000  VODAFONE GROUP PLC                                                   5.38       01/30/2015                80,772
         500,000  VODAFONE GROUP PLC                                                   5.63       02/27/2017               542,811
         400,000  VODAFONE GROUP PLC                                                   6.15       02/27/2037               407,252
         250,000  VODAFONE GROUP PLC                                                   7.88       02/15/2030               299,728
         500,000  WPP FINANCE (UK)                                                     8.00       09/15/2014               585,136
                                                                                                                        22,814,322
                                                                                                               -------------------
CONGLOMERATES: 0.04%
         400,000  TYCO INTERNATIONAL GROUP SA                                          6.00       11/15/2013               445,405
         500,000  TYCO INTERNATIONAL GROUP SA                                          8.50       01/15/2019               637,272
                                                                                                                         1,082,677
                                                                                                               -------------------
DEPOSITORY INSTITUTIONS: 0.80%
         545,000  BANK OF NOVA SCOTIA                                                  2.25       01/22/2013               554,216
         650,000  BANK OF NOVA SCOTIA                                                  3.40       01/22/2015               661,837
       1,000,000  BARCLAYS BANK PLC                                                    2.50       01/23/2013               981,784
         400,000  BARCLAYS BANK PLC                                                    5.00       09/22/2016               395,217
         500,000  BARCLAYS BANK PLC                                                    5.13       01/08/2020               475,370
         600,000  BARCLAYS BANK PLC                                                    5.20       07/10/2014               620,784
         300,000  BARCLAYS BANK PLC                                                    5.45       09/12/2012               317,070
         750,000  BARCLAYS BANK PLC                                                    6.75       05/22/2019               799,311
         500,000  BNP PARIBAS ADR                                                      3.25       03/11/2015               493,929
         200,000  BP CAPITAL MARKETS PLC                                               3.63       05/08/2014               202,032
       1,000,000  BP CAPITAL MARKETS PLC                                               5.25       11/07/2013             1,076,029
         500,000  CREDIT SUISSE                                                        3.50       03/23/2015               499,641
         500,000  CREDIT SUISSE                                                        5.00       05/15/2013               531,852
         250,000  CREDIT SUISSE                                                        5.40       01/14/2020               244,414
       1,200,000  CREDIT SUISSE                                                        5.50       05/01/2014             1,294,708
         750,000  DEUTSCHE BANK AG LONDON                                              2.38       01/11/2013               745,105
         500,000  DEUTSCHE BANK AG LONDON                                              3.45       03/30/2015               492,853
       1,000,000  DEUTSCHE BANK AG LONDON                                              3.88       08/18/2014             1,028,053
       1,000,000  DEUTSCHE BANK AG LONDON                                              4.88       05/20/2013             1,053,395
         500,000  DEUTSCHE BANK AG LONDON                                              6.00       09/01/2017               536,717

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
DEPOSITORY INSTITUTIONS (continued)
$        100,000  DEUTSCHE BANK FINANCIAL LLC                                          5.38%      03/02/2015   $           106,325
         500,000  HSBC HOLDINGS PLC                                                    3.13       12/16/2011               517,208
         800,000  HSBC HOLDINGS PLC                                                    5.25       12/12/2012               840,853
         850,000  HSBC HOLDINGS PLC                                                    6.50       09/15/2037               863,000
       1,000,000  ICICI BANK LIMITED++                                                 6.63       10/03/2012             1,049,681
         500,000  ROYAL BANK OF CANADA                                                 2.10       07/29/2013               503,932
         200,000  ROYAL BANK OF CANADA                                                 5.65       07/20/2011               210,242
       1,000,000  ROYAL BANK OF SCOTLAND PLC                                           4.88       03/16/2015               988,560
         360,000  ROYAL BANK OF SCOTLAND PLC                                           5.00       10/01/2014               338,638
         375,000  ROYAL BANK OF SCOTLAND PLC                                           6.40       10/21/2019               371,508
         150,000  SANTANDER UK PLC                                                     8.96       12/29/2049               147,128
       1,000,000  UFJ FINANCE ARUBA AEC                                                6.75       07/15/2013             1,136,941
         250,000  WESTPAC BANKING CORPORATION                                          2.25       11/19/2012               251,199
         780,000  WESTPAC BANKING CORPORATION                                          4.20       02/27/2015               795,192
         550,000  WESTPAC BANKING CORPORATION                                          4.88       11/19/2019               548,011
                                                                                                                        21,672,735
                                                                                                               -------------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.07%
       1,000,000  KONINKLIJKE PHILIPS ELECTRONICS NV                                   5.75       03/11/2018             1,115,634
         100,000  PHILIPS ELECTRONICS NV                                               6.88       03/11/2038               118,291
         500,000  TYCO ELECTRONICS GROUP SA                                            6.00       10/01/2012               539,208
                                                                                                                         1,773,133
                                                                                                               -------------------
ENERGY - EXPLORATION & PRODUCTION: 0.04%
         400,000  SUNCOR ENERGY INCORPORATED                                           5.45       06/10/2019               420,254
         500,000  TRANSALTA CORPORATION                                                4.75       01/15/2015               517,222
          90,000  TRANSALTA CORPORATION                                                6.50       03/15/2040                93,362
                                                                                                                         1,030,838
                                                                                                               -------------------
FOOD & KINDRED PRODUCTS: 0.07%
          50,000  DIAGEO PLC                                                           5.20       01/30/2013                54,353
       1,050,000  DIAGEO PLC                                                           5.75       10/23/2017             1,170,776
          75,000  DIAGEO PLC                                                           5.88       09/30/2036                78,770
         500,000  DIAGEO PLC                                                           7.38       01/15/2014               581,431
                                                                                                                         1,885,330
                                                                                                               -------------------
HOLDING & OTHER INVESTMENT OFFICES: 0.01%
          125,000 BROOKFIELD ASSET MANAGEMENT INCORPORATED                             5.80       04/25/2017               121,641
           75,000 ORIX CORPORATION                                                     5.48       11/22/2011                77,709
                                                                                                                           199,350
                                                                                                               -------------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.02%
         500,000  INGERSOLL-RAND GLOBAL HOLDING COMPANY LIMITED                        9.50       04/15/2014               614,076
                                                                                                               -------------------
INSURANCE CARRIERS: 0.06%
         500,000  AEGON NV                                                             4.63       12/01/2015               510,305
         650,000  AXA SA                                                               8.60       12/15/2030               745,097
          65,000  AXIS CAPITAL HOLDINGS LIMITED                                        5.75       12/01/2014                69,044
         100,000  XL CAPITAL LIMITED                                                   5.25       09/15/2014               105,341
         100,000  XL CAPITAL LIMITED                                                   6.25       05/15/2027                98,053
                                                                                                                         1,527,840
                                                                                                               -------------------
MEDIA: 0.10%
         250,000  GRUPO TELEVISA SA                                                    6.00       05/15/2018               260,354

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
MEDIA (continued)
$        500,000  GRUPO TELEVISA SA                                                    6.63%      01/15/2040   $           500,533
         125,000  THOMSON REUTERS CORPORATION                                          4.70       10/15/2019               128,301
         200,000  THOMSON REUTERS CORPORATION                                          5.70       10/01/2014               222,907
       1,000,000  THOMSON REUTERS CORPORATION                                          5.95       07/15/2013             1,109,397
         500,000  THOMSON REUTERS CORPORATION                                          6.50       07/15/2018               574,927
                                                                                                                         2,796,419
                                                                                                               -------------------
METAL MINING: 0.13%
         165,000  ANGLOGOLD HOLDINGS PLC                                               5.38       04/15/2020               162,166
          45,000  ANGLOGOLD HOLDINGS PLC                                               6.50       04/15/2040                44,227
         700,000  BARRICK GOLD CORPORATION                                             6.95       04/01/2019               815,259
         600,000  FALCONBRIDGE LIMITED                                                 6.00       10/15/2015               643,750
         855,000  VALE OVERSEAS LIMITED                                                6.25       01/23/2017               918,028
       1,010,000  VALE OVERSEAS LIMITED                                                6.88       11/21/2036             1,006,668
                                                                                                                         3,590,098
                                                                                                               -------------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.10%
       1,060,000  POTASH CORPORATION OF SASKATCHEWAN INCORPORATED                      3.75       09/30/2015             1,087,987
          55,000  POTASH CORPORATION OF SASKATCHEWAN INCORPORATED                      4.88       03/30/2020                56,872
          50,000  POTASH CORPORATION OF SASKATCHEWAN INCORPORATED                      5.25       05/15/2014                54,931
          75,000  POTASH CORPORATION OF SASKATCHEWAN INCORPORATED                      5.88       12/01/2036                77,283
          65,000  POTASH CORPORATION OF SASKATCHEWAN INCORPORATED                      6.50       05/15/2019                75,043
       1,250,000  TECK RESOURCES LIMITED                                               9.75       05/15/2014             1,469,393
                                                                                                                         2,821,509
                                                                                                               -------------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.50%
         325,000  ANADARKO FINANCE COMPANY SERIES B                                    7.50       05/01/2031               338,298
         200,000  BARRICK AUSTRALIAN FINANCE PROPRIETARY LIMITED                       5.95       10/15/2039               200,048
         150,000  BHP BILLITON FINANCE USA LIMITED                                     5.25       12/15/2015               166,202
         200,000  BHP BILLITON FINANCE USA LIMITED                                     5.40       03/29/2017               218,214
       1,150,000  BHP BILLITON FINANCE USA LIMITED                                     5.50       04/01/2014             1,278,501
         700,000  BHP BILLITON FINANCE USA LIMITED                                     6.50       04/01/2019               814,195
         250,000  BP CAPITAL MARKETS PLC                                               1.55       08/11/2011               248,175
         500,000  BP CAPITAL MARKETS PLC                                               3.13       03/10/2012               507,502
         200,000  BP CAPITAL MARKETS PLC                                               3.88       03/10/2015               202,488
         150,000  BP CAPITAL MARKETS PLC                                               4.75       03/10/2019               149,527
         100,000  BURLINGTON RESOURCES FINANCE COMPANY                                 6.50       12/01/2011               107,713
         500,000  BURLINGTON RESOURCES FINANCE COMPANY                                 7.20       08/15/2031               590,173
         500,000  CERT DI CREDITO DEL TESORO                                           2.08       02/29/2012               591,529
       1,325,000  CONOCO FUNDING COMPANY                                               6.35       10/15/2011             1,417,459
         100,000  COVIDIEN INTERNATIONAL FINANCE SA                                    5.45       10/15/2012               109,544
         350,000  COVIDIEN INTERNATIONAL FINANCE SA                                    6.00       10/15/2017               395,145
          50,000  COVIDIEN INTERNATIONAL FINANCE SA                                    6.55       10/15/2037                57,441
         125,000  DIAGEO FINANCE BV                                                    5.30       10/28/2015               138,460
         154,000  ENCANA HOLDINGS FINANCE CORPORATION                                  5.80       05/01/2014               170,902
       1,000,000  HSBC HOLDINGS PLC                                                    6.50       05/02/2036             1,013,858
         500,000  NOVARTIS SECURITIES INVESTMENT LIMITED                               5.13       02/10/2019               549,256
         750,000  RIO TINTO FINANCE USA LIMITED                                        6.50       07/15/2018               829,361
       1,225,000  RIO TINTO FINANCE USA LIMITED                                        8.95       05/01/2014             1,471,661
         130,000  RIO TINTO FINANCE USA LIMITED                                        9.00       05/01/2019               164,300
         250,000  TYCO INTERNATIONAL FINANCE SA                                        3.38       10/15/2015               252,801
         200,000  TYCO INTERNATIONAL FINANCE SA                                        4.13       10/15/2014               209,757
         500,000  UBS AG STAMFORD CT                                                   3.88       01/15/2015               497,656
       1,000,000  UBS AG STAMFORD CT SERIES DPNT                                       5.88       12/20/2017             1,029,306
                                                                                                                        13,719,472
                                                                                                               -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
OIL & GAS EXTRACTION: 0.61%
$        150,000  ALBERTA ENERGY COMPANY LIMITED                                       8.13%      09/15/2030   $           188,282
          65,000  CANADIAN NATURAL RESOURCES LIMITED                                   4.90       12/01/2014                70,253
       1,150,000  CANADIAN NATURAL RESOURCES LIMITED                                   5.70       05/15/2017             1,256,420
          65,000  CANADIAN NATURAL RESOURCES LIMITED                                   5.85       02/01/2035                64,809
         500,000  CANADIAN NATURAL RESOURCES LIMITED                                   6.25       03/15/2038               517,298
         500,000  CENOVUS ENERGY INCORPORATED++                                        4.50       09/15/2014               527,525
         500,000  CENOVUS ENERGY INCORPORATED++                                        6.75       11/15/2039               542,583
         400,000  ENCANA CORPORATION                                                   6.50       05/15/2019               445,512
         350,000  ENCANA CORPORATION                                                   6.50       02/01/2038               369,917
         105,000  HUSKY ENERGY INCORPORATED                                            5.90       06/15/2014               115,454
         100,000  HUSKY ENERGY INCORPORATED                                            6.80       09/15/2037               109,207
         365,000  HUSKY ENERGY INCORPORATED                                            7.25       12/15/2019               428,090
         100,000  NEXEN INCORPORATED                                                   5.65       05/15/2017               108,766
          80,000  NEXEN INCORPORATED                                                   6.20       07/30/2019                86,899
         100,000  NEXEN INCORPORATED                                                   6.40       05/15/2037               100,354
         560,000  NEXEN INCORPORATED                                                   7.50       07/30/2039               631,776
         120,000  NEXEN INCORPORATED                                                   7.88       03/15/2032               145,106
         250,000  NOBLE HOLDINGS INTERNATIONAL LIMITED CORPORATION                     7.38       03/15/2014               280,394
         250,000  NORSK HYDRO ASA                                                      6.80       01/15/2028               291,887
         700,000  PETRO-CANADA                                                         5.95       05/15/2035               689,954
         400,000  PETRO-CANADA                                                         6.80       05/15/2038               432,114
         440,000  SHELL INTERNATIONAL FINANCE                                          1.88       03/25/2013               441,353
         500,000  SHELL INTERNATIONAL FINANCE                                          3.25       09/22/2015               512,593
         950,000  SHELL INTERNATIONAL FINANCE                                          4.00       03/21/2014             1,008,204
         500,000  SHELL INTERNATIONAL FINANCE                                          4.30       09/22/2019               504,444
         500,000  SHELL INTERNATIONAL FINANCE                                          4.95       03/22/2012               533,805
         300,000  SHELL INTERNATIONAL FINANCE                                          5.50       03/25/2040               301,202
         750,000  SHELL INTERNATIONAL FINANCE                                          6.38       12/15/2038               853,163
         150,000  STATOILHYDRO ASA                                                     3.88       04/15/2014               158,029
         815,000  STATOILHYDRO ASA                                                     5.25       04/15/2019               882,596
         150,000  SUNCOR ENERGY INCORPORATED                                           6.50       06/15/2038               156,516
         400,000  TALISMAN ENERGY INCORPORATED                                         6.25       02/01/2038               411,076
          65,000  TALISMAN ENERGY INCORPORATED                                         7.75       06/01/2019                78,330
       1,000,000  TOTAL CAPITAL SA                                                     3.13       10/02/2015             1,013,684
         600,000  TRANSOCEAN INCORPORATED                                              6.00       03/15/2018               609,131
         120,000  TRANSOCEAN INCORPORATED                                              7.50       04/15/2031               118,491
         500,000  WEATHERFORD INTERNATIONAL LIMITED                                    5.15       03/15/2013               527,861
         100,000  WEATHERFORD INTERNATIONAL LIMITED                                    6.00       03/15/2018               104,963
         300,000  WEATHERFORD INTERNATIONAL LIMITED                                    6.50       08/01/2036               286,567
          50,000  WEATHERFORD INTERNATIONAL LIMITED                                    7.00       03/15/2038                48,681
         500,000  WEATHERFORD INTERNATIONAL LIMITED                                    9.63       03/01/2019               612,276
                                                                                                                        16,565,565
                                                                                                               -------------------
PAPER & ALLIED PRODUCTS: 0.00%
          65,000  CELULOSA ARAUCO Y CONSTITUCION SA                                    5.63       04/20/2015                68,006
                                                                                                               -------------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.04%
         150,000  CONOCOPHLLIPS COMPANY                                                5.63       10/15/2016               171,589
         120,000  PETROLEOS MEXICANOS++                                                6.00       03/05/2020               121,500
          75,000  SUNCOR ENERGY INCORPORATED                                           5.95       12/01/2034                75,657
         500,000  SUNCOR ENERGY INCORPORATED                                           6.10       06/01/2018               548,191
         250,000  SUNCOR ENERGY INCORPORATED                                           6.85       06/01/2039               269,899
                                                                                                                         1,186,836
                                                                                                               -------------------
PHARMACEUTICALS: 0.08%
         500,000  ASTRAZENECA PLC                                                      5.40       09/15/2012               545,738
          75,000  ASTRAZENECA PLC                                                      5.40       06/01/2014                83,867
         500,000  ASTRAZENECA PLC                                                      5.90       09/15/2017               572,624

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
PHARMACEUTICALS(CONTINUED)
$        850,000  ASTRAZENECA PLC                                                      6.45%      09/15/2037   $           960,438
                                                                                                                         2,162,667
                                                                                                               -------------------
PIPELINES: 0.10%
         100,000  ENBRIDGE INCORPORATED                                                5.60       04/01/2017               109,141
          65,000  TRANSCANADA PIPELINES LIMITED                                        4.88       01/15/2015                69,360
         100,000  TRANSCANADA PIPELINES LIMITED                                        5.60       03/31/2034                96,899
         585,000  TRANSCANADA PIPELINES LIMITED                                        6.20       10/15/2037               587,097
       1,000,000  TRANSCANADA PIPELINES LIMITED                                        7.13       01/15/2019             1,173,770
         500,000  TRANSCANADA PIPELINES LIMITED                                        7.63       01/15/2039               594,691
                                                                                                                         2,630,958
                                                                                                               -------------------
PRIMARY METAL INDUSTRIES: 0.10%
         180,000  ALCAN INCORPORATED                                                   5.00       06/01/2015               188,038
         600,000  ALCAN INCORPORATED                                                   6.13       12/15/2033               606,345
         750,000  ARCELORMITTAL                                                        5.38       06/01/2013               782,229
         350,000  ARCELORMITTAL                                                        7.00       10/15/2039               337,244
         425,000  ARCELORMITTAL                                                        9.00       02/15/2015               488,164
         250,000  ARCELORMITTAL                                                        9.85       06/01/2019               305,161
                                                                                                                         2,707,181
                                                                                                               -------------------
RAILROAD TRANSPORTATION: 0.03%
         350,000  CANADIAN NATIONAL RAILWAY COMPANY                                    6.38       11/15/2037               406,226
         360,000  CANADIAN PACIFIC RAILWAY COMPANY                                     5.75       03/15/2033               350,082
          65,000  CANADIAN PACIFIC RAILWAY COMPANY                                     5.95       05/15/2037                65,241
          65,000  CANADIAN PACIFIC RAILWAY COMPANY                                     7.25       05/15/2019                76,303
                                                                                                                           897,852
                                                                                                               -------------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.05%
         100,000  LAFARGE SA                                                           6.15       07/15/2011               103,487
          75,000  LAFARGE SA                                                           6.50       07/15/2016                77,603
         500,000  LAFARGE SA                                                           7.13       07/15/2036               494,281
         400,000  NOMURA HOLDINGS INCORPORATED                                         5.00       03/04/2015               415,448
         356,000  NOMURA HOLDINGS INCORPORATED                                         6.70       03/04/2020               366,396
                                                                                                                         1,457,215
                                                                                                               -------------------
TRANSPORTATION SERVICES: 0.02%
         500,000  EMBRAER OVERSEAS LIMITED                                             6.38       01/15/2020               501,250
                                                                                                               -------------------
TOTAL FOREIGN CORPORATE BONDS (COST $101,127,712)                                                                      103,705,329
                                                                                                               -------------------
FOREIGN GOVERNMENT BONDS@: 23.83%
         500,000  AUSTRALIA COMMONWEALTH (AUD)                                         5.75       05/15/2021               433,851
         600,000  AUSTRALIA COMMONWEALTH (AUD)                                         6.25       06/15/2014               531,587
         500,000  AUSTRALIA COMMONWEALTH (AUD)                                         6.25       04/15/2015               444,820
       1,000,000  AUSTRALIA COMMONWEALTH (AUD)                                         6.50       05/15/2013               887,114
       1,000,000  AUSTRALIA GOVERNMENT BOND SERIES 122 (AUD)                           5.25       03/15/2019               839,877
         800,000  AUSTRALIA GOVERNMENT BOND SERIES 217 (AUD)                           6.00       02/15/2017               705,658
         600,000  AUSTRALIAN GOVERNMENT BOND (AUD)                                     4.50       04/15/2020               472,559
         350,000  AUSTRALIAN GOVERNMENT BOND (AUD)                                     4.75       11/15/2012               296,549
         600,000  AUSTRALIAN GOVERNMENT BOND (AUD)                                     5.75       04/15/2012               519,834
       1,000,000  BELGIUM (KINGDOM) (EUR)                                              3.25       09/28/2016             1,279,795
       1,200,000  BELGIUM (KINGDOM) (EUR)                                              3.75       09/28/2020             1,545,297
       1,800,000  BELGIUM (KINGDOM) (EUR)                                              4.00       03/28/2014             2,404,665
         500,000  BELGIUM (KINGDOM) (EUR)                                              4.00       03/28/2022               654,568
       1,000,000  BELGIUM (KINGDOM) (EUR)                                              4.25       09/28/2013             1,340,355

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
FOREIGN GOVERNMENT BONDS (continued)
         500,000  BELGIUM (KINGDOM) (EUR)                                              5.00%      09/28/2011   $           648,233
       2,000,000  BELGIUM (KINGDOM) (EUR)                                              5.00       09/28/2012             2,681,446
         885,000  BELGIUM GOVERNMENT BOND SERIES 31 (EUR)                              5.50       03/28/2028             1,326,801
         700,000  BELGIUM GOVERNMENT BOND SERIES 40 (EUR)                              5.50       09/28/2017             1,017,621
       1,000,000  BELGIUM GOVERNMENT BOND SERIES 43 (EUR)                              4.25       09/28/2014             1,351,596
         680,000  BELGIUM GOVERNMENT BOND SERIES 44 (EUR)                              5.00       03/28/2035               979,892
       1,050,000  BELGIUM GOVERNMENT BOND SERIES 49 (EUR)                              4.00       03/28/2017             1,398,959
         500,000  BELGIUM GOVERNMENT BOND SERIES 56 (EUR)                              3.50       03/28/2015               654,807
       1,000,000  BONOS Y OBLIGACIONES DEL ESTADO (EUR)                                3.15       01/31/2016             1,204,902
       1,000,000  BONOS Y OBLIGACIONES DEL ESTADO (EUR)                                4.25       01/31/2014             1,280,805
       2,500,000  BONOS Y OBLIGACIONES DEL ESTADO (EUR)                                4.30       10/31/2019             3,085,516
       1,500,000  BONOS Y OBLIGACIONES DEL ESTADO (EUR)                                4.60       07/30/2019             1,891,331
         500,000  BONOS Y OBLIGACIONES DEL ESTADO (EUR)                                4.70       07/30/2041               564,667
       1,000,000  BUNDESOBLIGATION (EUR)                                               2.25       04/11/2014             1,281,108
       2,000,000  BUNDESOBLIGATION (EUR)                                               2.50       10/10/2014             2,574,463
       1,000,000  BUNDESOBLIGATION (EUR)                                               2.50       02/27/2015             1,280,875
       1,000,000  BUNDESOBLIGATION (EUR)                                               3.50       10/14/2011             1,279,918
       1,300,000  BUNDESREPUBLIK DEUTSCHLAND (EUR)                                     3.25       01/04/2020             1,678,841
       1,500,000  BUNDESREPUBLIK DEUTSCHLAND (EUR)                                     3.50       07/04/2019             1,978,927
       1,500,000  BUNDESREPUBLIK DEUTSCHLAND (EUR)                                     3.75       07/04/2013             2,002,139
       1,500,000  BUNDESREPUBLIK DEUTSCHLAND (EUR)                                     4.00       10/11/2013             2,029,216
       1,500,000  BUNDESREPUBLIK DEUTSCHLAND (EUR)                                     4.25       07/04/2014             2,057,931
       1,500,000  BUNDESREPUBLIK DEUTSCHLAND (EUR)                                     4.25       07/04/2017             2,089,978
       1,550,000  BUNDESREPUBLIK DEUTSCHLAND (EUR)                                     4.75       07/04/2040             2,382,892
         500,000  BUNDESREPUBLIK DEUTSCHLAND (EUR)                                     6.50       07/04/2027               874,701
       1,100,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                           5.50       01/04/2031             1,772,616
       1,550,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 01 (EUR)                           5.00       07/04/2011             1,998,614
       1,400,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 02 (EUR)                           5.00       01/04/2012             1,843,511
       1,000,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 02 (EUR)                           5.00       07/04/2012             1,340,809
       2,140,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                           4.25       01/04/2014             2,918,886
       2,200,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                           4.50       01/04/2013             2,963,090
       1,160,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                           4.75       07/04/2034             1,738,998
       1,600,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 04 (EUR)                           3.75       01/04/2015             2,159,137
       1,300,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                           3.25       07/04/2015             1,719,091
       1,000,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                           3.50       01/04/2016             1,338,146
       1,100,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                           4.00       01/04/2037             1,494,018
       1,200,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 06 (EUR)                           4.00       07/04/2016             1,647,111
       1,100,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 07 (EUR)                           4.25       07/04/2039             1,563,333
       1,700,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 08 (EUR)                           4.25       07/04/2018             2,365,742
       1,500,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 09 (EUR)                           3.75       01/04/2019             2,017,233
         750,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 10 (EUR)                           6.25       01/04/2030             1,304,752
         655,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 94 (EUR)                           6.25       01/04/2024             1,093,829
         700,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 98 (EUR)                           5.63       01/04/2028             1,125,709
       1,850,000  BUNDESSCHATZANWEISUNGEN (EUR)                                        1.00       03/16/2012             2,292,000
       2,000,000  BUNDESSCHATZANWEISUNGEN (EUR)                                        1.25       09/16/2011             2,481,765
       1,100,000  CANADIAN GOVERNMENT BOND (CAD)                                       1.00       09/01/2011             1,041,687
       1,800,000  CANADIAN GOVERNMENT BOND (CAD)                                       1.25       06/01/2011             1,712,600
         600,000  CANADIAN GOVERNMENT BOND (CAD)                                       1.50       06/01/2012               567,503
         900,000  CANADIAN GOVERNMENT BOND (CAD)                                       2.00       09/01/2012               857,711
       1,100,000  CANADIAN GOVERNMENT BOND (CAD)                                       2.00       12/01/2014             1,020,082
         400,000  CANADIAN GOVERNMENT BOND (CAD)                                       2.50       06/01/2015               377,233
       1,500,000  CANADIAN GOVERNMENT BOND (CAD)                                       3.00       06/01/2014             1,453,521
         600,000  CANADIAN GOVERNMENT BOND (CAD)                                       3.00       12/01/2015               576,357
         600,000  CANADIAN GOVERNMENT BOND (CAD)                                       3.50       06/01/2013               591,824
       1,000,000  CANADIAN GOVERNMENT BOND (CAD)                                       3.50       06/01/2020               966,078
       1,000,000  CANADIAN GOVERNMENT BOND (CAD)                                       3.75       06/01/2019               990,897
       1,300,000  CANADIAN GOVERNMENT BOND (CAD)                                       4.00       06/01/2016             1,314,144
         500,000  CANADIAN GOVERNMENT BOND (CAD)                                       4.00       06/01/2017               505,369
         850,000  CANADIAN GOVERNMENT BOND (CAD)                                       4.00       06/01/2041               857,011
         500,000  CANADIAN GOVERNMENT BOND (CAD)                                       4.25       06/01/2018               513,593
         400,000  CANADIAN GOVERNMENT BOND (CAD)                                       4.50       06/01/2015               413,242
         700,000  CANADIAN GOVERNMENT BOND (CAD)                                       5.00       06/01/2037               811,146
         300,000  CANADIAN GOVERNMENT BOND (CAD)                                       5.25       06/01/2012               304,895

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
FOREIGN GOVERNMENT BONDS (continued)
       1,000,000  CANADIAN GOVERNMENT BOND (CAD)                                       5.25%      06/01/2013   $         1,034,806
       1,000,000  CANADIAN GOVERNMENT BOND (CAD)                                       5.75       06/01/2029             1,213,940
         600,000  CANADIAN GOVERNMENT BOND (CAD)                                       5.75       06/01/2033               745,901
          95,000  CANADIAN GOVERNMENT BOND (CAD)                                       8.00       06/01/2023               132,921
         593,000  CANADIAN GOVERNMENT BOND (CAD)                                       8.00       06/01/2027               871,266
       3,000,000  DENMARK GOVERNMENT BOND (DKK)                                        4.00       11/15/2012               531,726
       3,925,000  DENMARK GOVERNMENT BOND (DKK)                                        4.00       11/15/2015               717,311
       3,500,000  DENMARK GOVERNMENT BOND (DKK)                                        4.00       11/15/2017               640,624
       3,500,000  DENMARK GOVERNMENT BOND (DKK)                                        4.00       11/15/2019               640,304
       5,000,000  DENMARK GOVERNMENT BOND (DKK)                                        4.50       11/15/2039               999,555
       4,000,000  DENMARK GOVERNMENT BOND (DKK)                                        5.00       11/15/2013               744,314
       3,450,000  DENMARK GOVERNMENT BOND (DKK)                                        6.00       11/15/2011               612,980
       1,000,000  DENMARK GOVERNMENT BOND (DKK)                                        7.00       11/10/2024               241,612
       1,000,000  FRANCE GOVERNMENT BOND OAT (EUR)                                     2.50       01/12/2014             1,279,255
       1,000,000  FRANCE GOVERNMENT BOND OAT (EUR)                                     3.00       07/12/2014             1,299,528
       1,500,000  FRANCE GOVERNMENT BOND OAT (EUR)                                     3.00       10/25/2015             1,937,879
         700,000  FRANCE GOVERNMENT BOND OAT (EUR)                                     3.25       04/25/2016               913,045
       1,500,000  FRANCE GOVERNMENT BOND OAT (EUR)                                     3.50       07/12/2011             1,903,715
       1,000,000  FRANCE GOVERNMENT BOND OAT (EUR)                                     3.50       04/25/2015             1,322,672
         500,000  FRANCE GOVERNMENT BOND OAT (EUR)                                     3.75       01/12/2012               645,788
       1,000,000  FRANCE GOVERNMENT BOND OAT (EUR)                                     3.75       04/25/2017             1,334,538
         500,000  FRANCE GOVERNMENT BOND OAT (EUR)                                     3.75       10/25/2019               657,133
       1,000,000  FRANCE GOVERNMENT BOND OAT (EUR)                                     3.75       04/25/2021             1,306,437
       1,500,000  FRANCE GOVERNMENT BOND OAT (EUR)                                     4.00       04/25/2013             1,998,163
       1,500,000  FRANCE GOVERNMENT BOND OAT (EUR)                                     4.00       10/25/2013             2,011,453
       2,700,000  FRANCE GOVERNMENT BOND OAT (EUR)                                     4.00       04/25/2014             3,637,679
       2,000,000  FRANCE GOVERNMENT BOND OAT (EUR)                                     4.00       10/25/2014             2,701,007
       1,000,000  FRANCE GOVERNMENT BOND OAT (EUR)                                     4.00       04/25/2018             1,350,626
       1,500,000  FRANCE GOVERNMENT BOND OAT (EUR)                                     4.00       10/25/2038             1,953,010
         500,000  FRANCE GOVERNMENT BOND OAT (EUR)                                     4.00       04/25/2055               657,059
         700,000  FRANCE GOVERNMENT BOND OAT (EUR)                                     4.25       10/25/2018               959,346
       2,250,000  FRANCE GOVERNMENT BOND OAT (EUR)                                     4.25       04/25/2019             3,081,458
         800,000  FRANCE GOVERNMENT BOND OAT (EUR)                                     4.25       10/25/2023             1,086,431
         500,000  FRANCE GOVERNMENT BOND OAT (EUR)                                     4.50       07/12/2012               662,962
         350,000  FRANCE GOVERNMENT BOND OAT (EUR)                                     4.50       04/25/2041               493,524
       2,100,000  FRANCE GOVERNMENT BOND OAT (EUR)                                     4.75       10/25/2012             2,819,384
       1,900,000  FRANCE GOVERNMENT BOND OAT (EUR)                                     4.75       04/25/2035             2,748,473
       2,000,000  FRANCE GOVERNMENT BOND OAT (EUR)                                     5.00       10/25/2011             2,610,075
       2,000,000  FRANCE GOVERNMENT BOND OAT (EUR)                                     5.00       04/25/2012             2,658,278
         800,000  FRANCE GOVERNMENT BOND OAT (EUR)                                     5.00       10/25/2016             1,142,133
       1,800,000  FRANCE GOVERNMENT BOND OAT (EUR)                                     5.50       04/25/2029             2,794,487
       1,600,000  FRANCE GOVERNMENT BOND OAT (EUR)                                     6.00       10/25/2025             2,581,277
       1,900,000  FRANCE GOVERNMENT BOND OAT (EUR)                                     8.50       10/25/2019             3,429,996
         800,000  FRANCE GOVERNMENT BOND OAT (EUR)                                     8.50       04/25/2023             1,529,363
       1,000,000  FRANCE GOVERNMENT TREASURY BILL  (EUR)                               4.25       10/25/2017             1,372,634
       1,000,000  FRENCH TREASURY NOTE (EUR)                                           2.50       01/15/2015             1,268,542
       1,200,000  FRENCH TREASURY NOTE SERIES 5 (EUR)                                  3.75       01/12/2013             1,581,802
       1,200,000  GERMANY GOVERNMENT BOND (EUR)                                        3.75       01/04/2017             1,626,171
         500,000  GERMANY GOVERNMENT BOND (EUR)                                        4.75       07/04/2028               735,444
       1,000,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                              2.50       07/01/2012             1,235,812
       1,300,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                              3.00       03/01/2012             1,621,385
       1,700,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                              3.00       04/15/2015             2,105,682
       1,500,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                              3.50       06/01/2014             1,887,848
       2,000,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                              3.75       09/15/2011             2,518,653
       1,700,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                              3.75       12/15/2013             2,164,435
       1,000,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                              3.75       08/01/2015             1,269,549
       1,425,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                              3.75       08/01/2016             1,802,636
         500,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                              3.75       08/01/2021               597,524
       3,500,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                              4.00       04/15/2012             4,445,353
       1,000,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                              4.00       02/01/2017             1,273,549
       1,000,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                              4.00       09/01/2020             1,216,597
       1,500,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                              4.00       02/01/2037             1,613,359
         500,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                              4.25       10/15/2012               643,634

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
FOREIGN GOVERNMENT BONDS (continued)
       1,300,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                              4.25%      08/01/2014   $         1,685,398
       2,300,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                              4.25       02/01/2015             2,981,632
       2,750,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                              4.25       02/01/2019             3,458,693
       2,000,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                              4.25       09/01/2019             2,504,712
       1,800,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                              4.25       03/01/2020             2,233,787
       1,000,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                              4.50       02/01/2018             1,290,594
         400,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                              4.50       08/01/2018               514,691
       1,000,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                              4.50       03/01/2019             1,277,881
         800,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                              4.50       02/01/2020             1,014,873
       1,900,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                              4.75       02/01/2013             2,471,714
       2,000,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                              4.75       08/01/2023             2,533,943
       1,317,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                              5.00       02/01/2012             1,694,654
         500,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                              5.00       03/01/2025               641,052
       1,900,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                              5.00       08/01/2034             2,343,454
       1,400,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                              5.00       08/01/2039             1,726,051
         500,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                              5.00       09/01/2040               614,680
       2,000,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                              5.25       08/01/2011             2,554,166
       1,000,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                              5.25       08/01/2017             1,358,946
       1,700,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                              5.25       11/01/2029             2,187,293
       1,925,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                              6.00       05/01/2031             2,680,438
       1,500,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                              6.50       11/01/2027             2,201,968
         800,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                              7.25       11/01/2026             1,261,108
         230,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                              9.00       11/01/2023               409,526
     400,000,000  JAPAN GOVERNMENT 2 YEAR BOND (JPY)                                   0.20       01/15/2012             4,402,781
     150,000,000  JAPAN GOVERNMENT 2 YEAR BOND (JPY)                                   0.20       02/15/2012             1,651,074
     150,000,000  JAPAN GOVERNMENT 2 YEAR BOND (JPY)                                   0.20       03/15/2012             1,651,101
     500,000,000  JAPAN GOVERNMENT 2 YEAR BOND (JPY)                                   0.20       05/15/2012             5,503,833
     200,000,000  JAPAN GOVERNMENT 2 YEAR BOND (JPY)                                   0.30       09/15/2011             2,204,011
     300,000,000  JAPAN GOVERNMENT 2 YEAR BOND (JPY)                                   0.30       12/15/2011             3,307,082
     500,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 60 (JPY)                      1.20       09/20/2011             5,573,523
     500,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 69 (JPY)                      0.90       12/20/2012             5,598,620
     275,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 79 (JPY)                      0.70       12/20/2013             3,069,812
     150,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 81 (JPY)                      0.80       03/20/2014             1,681,284
      75,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 82 (JPY)                      0.90       03/20/2014               843,439
     150,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 83 (JPY)                      0.90       06/20/2014             1,687,354
     500,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 84 (JPY)                      0.70       06/20/2014             5,580,294
     350,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 85 (JPY)                      0.70       09/20/2014             3,903,938
     150,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 86 (JPY)                      0.60       09/20/2014             1,666,089
     350,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 87 (JPY)                      0.50       12/20/2014             3,866,486
     200,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 88 (JPY)                      0.50       03/20/2015             2,206,422
     200,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES (JPY)                          0.20       04/15/2012             2,201,503
     250,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES (JPY)                          0.80       03/20/2013             2,795,366
     200,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES (JPY)                          1.40       12/20/2018             2,273,033
     400,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES (JPY)                          1.70       09/20/2017             4,686,112
     150,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES (JPY)                          1.90       12/20/2028             1,634,177
     300,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 235 (JPY)                      1.40       12/20/2011             3,362,818
     470,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 236 (JPY)                      1.50       12/20/2011             5,277,230
     200,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 237 (JPY)                      1.50       03/20/2012             2,252,777
     500,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 240 (JPY)                      1.30       06/20/2012             5,627,406
     410,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 243 (JPY)                      1.10       09/20/2012             4,604,917
     570,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 248 (JPY)                      0.70       03/20/2013             6,355,961
     700,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 253 (JPY)                      1.60       09/20/2013             8,042,931
     400,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 256 (JPY)                      1.40       12/20/2013             4,572,337
     500,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 259 (JPY)                      1.50       03/20/2014             5,745,281
     500,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 261 (JPY)                      1.80       06/20/2014             5,821,208
     250,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 264 (JPY)                      1.50       09/20/2014             2,881,025
     350,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 265 (JPY)                      1.50       12/20/2014             4,036,346
     300,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 269 (JPY)                      1.30       03/20/2015             3,431,619
     200,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 270 (JPY)                      1.30       06/20/2015             2,290,857
     330,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 273 (JPY)                      1.50       09/20/2015             3,817,328
     500,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 276 (JPY)                      1.60       12/20/2015             5,821,268
     370,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 277 (JPY)                      1.60       03/20/2016             4,311,092
     100,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 279 (JPY)                      2.00       03/20/2016             1,190,222

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
FOREIGN GOVERNMENT BONDS (continued)
     400,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 280 (JPY)                      1.90%      06/20/2016   $         4,741,789
     150,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 282 (JPY)                      1.70       09/20/2016             1,759,204
     480,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 284 (JPY)                      1.70       12/20/2016             5,631,011
     650,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 285 (JPY)                      1.70       03/20/2017             7,625,849
     240,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 289 (JPY)                      1.50       12/20/2017             2,769,520
     200,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 292 (JPY)                      1.70       03/20/2018             2,336,568
     500,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 293 (JPY)                      1.80       06/20/2018             5,873,419
     400,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 296 (JPY)                      1.50       09/20/2018             4,584,125
     300,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 298 (JPY)                      1.30       12/20/2018             3,374,368
     300,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 299 (JPY)                      1.30       03/20/2019             3,368,072
     200,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 300 (JPY)                      1.50       03/20/2019             2,278,495
     320,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 301 (JPY)                      1.50       06/20/2019             3,633,906
     250,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 302 (JPY)                      1.40       06/20/2019             2,815,386
     370,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 303 (JPY)                      1.40       09/20/2019             4,131,745
     380,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 304 (JPY)                      1.30       09/20/2019             4,228,910
     525,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 305 (JPY)                      1.30       12/20/2019             5,821,667
     450,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 306 (JPY)                      1.40       03/20/2020             5,016,646
     500,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 97 (JPY)                       1.20       03/20/2012             5,602,343
     100,000,000  JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 1 (JPY)                     2.30       03/20/2040             1,149,252
     140,000,000  JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 18 (JPY)                    2.30       03/20/2035             1,603,078
     190,000,000  JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 25 (JPY)                    2.30       12/20/2036             2,177,635
     110,000,000  JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 26 (JPY)                    2.40       03/20/2037             1,285,544
     100,000,000  JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 27 (JPY)                    2.50       09/20/2037             1,194,323
     150,000,000  JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 28 (JPY)                    2.50       03/20/2038             1,789,036
     200,000,000  JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 3 (JPY)                     2.30       05/20/2030             2,299,608
     210,000,000  JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 30 (JPY)                    2.30       03/20/2039             2,408,253
     135,000,000  JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 31 (JPY)                    2.20       09/20/2039             1,515,836
     120,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES (JPY)                       2.40       09/20/2038             1,404,051
     250,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 100 (JPY)                   2.20       03/20/2028             2,868,884
     200,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 105 (JPY)                   2.10       09/20/2028             2,250,828
     230,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 110 (JPY)                   2.10       03/20/2029             2,579,641
     280,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 112 (JPY)                   2.10       06/20/2029             3,140,072
     200,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 113 (JPY)                   2.10       09/20/2029             2,236,225
     200,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 114 (JPY)                   2.10       12/20/2029             2,233,066
     120,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 115 (JPY)                   2.20       12/20/2029             1,361,099
     100,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 116 (JPY)                   2.20       03/20/2030             1,132,798
      60,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 17 (JPY)                    2.40       12/20/2034               700,867
     300,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 30 (JPY)                    3.70       09/21/2015             3,851,329
     400,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 41 (JPY)                    1.50       03/20/2019             4,556,990
     300,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 50 (JPY)                    1.90       03/22/2021             3,465,239
      80,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 64 (JPY)                    1.90       09/20/2023               908,606
     135,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 70 (JPY)                    2.40       06/20/2024             1,616,525
     230,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 73 (JPY)                    2.00       12/20/2024             2,620,419
      50,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 82 (JPY)                    2.10       09/20/2025               574,303
     150,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 84 (JPY)                    2.00       12/20/2025             1,691,268
     150,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 90 (JPY)                    2.20       09/20/2026             1,732,837
     230,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 92 (JPY)                    2.10       12/20/2026             2,613,365
     520,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 93 (JPY)                    2.00       03/20/2027             5,849,053
     200,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 97 (JPY)                    2.20       09/20/2027             2,299,107
     200,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 99 (JPY)                    2.10       12/20/2027             2,262,823
     500,000,000  JAPAN GOVERNMENT TWO YEAR BOND  (JPY)                                0.30       07/15/2011             5,508,844
     300,000,000  JAPAN GOVERNMENT TWO YEAR BOND (JPY)                                 0.30       11/15/2011             3,306,722
     400,000,000  JAPAN GOVERNMENT TWO YEAR BOND (JPY)                                 1.50       06/20/2012             4,519,930
     200,000,000  JAPAN GOVERNMENT TWO YEAR BOND SERIES 67 (JPY)                       1.30       09/20/2012             2,256,383
       1,000,000  NETHERLANDS GOVERNMENT BOND (EUR)                                    2.50       01/15/2012             1,266,861
       2,200,000  NETHERLANDS GOVERNMENT BOND (EUR)                                    2.75       01/15/2015             2,823,524
       1,500,000  NETHERLANDS GOVERNMENT BOND (EUR)                                    3.50       07/15/2020             1,935,689
       1,500,000  NETHERLANDS GOVERNMENT BOND (EUR)                                    3.75       07/15/2014             2,008,674
         500,000  NETHERLANDS GOVERNMENT BOND (EUR)                                    3.75       01/15/2023               654,182
         850,000  NETHERLANDS GOVERNMENT BOND (EUR)                                    4.00       07/15/2016             1,154,406
       1,000,000  NETHERLANDS GOVERNMENT BOND (EUR)                                    4.00       07/15/2018             1,351,841
         500,000  NETHERLANDS GOVERNMENT BOND (EUR)                                    4.00       07/15/2019               674,025
         953,000  NETHERLANDS GOVERNMENT BOND (EUR)                                    4.00       01/15/2037             1,280,107

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
FOREIGN GOVERNMENT BONDS (continued)
       1,000,000  NETHERLANDS GOVERNMENT BOND (EUR)                                    4.25%      07/15/2013   $         1,347,902
         500,000  NETHERLANDS GOVERNMENT BOND (EUR)                                    4.50       07/15/2017               697,868
         410,000  NETHERLANDS GOVERNMENT BOND (EUR)                                    5.50       01/15/2028               644,361
          85,000  NETHERLANDS GOVERNMENT BOND (EUR)                                    7.50       01/15/2023               152,454
       1,000,000  SPAIN GOVERNMENT BOND (EUR)                                          2.75       04/30/2012             1,233,532
         500,000  SPAIN GOVERNMENT BOND (EUR)                                          3.90       10/31/2012               631,265
         500,000  SPAIN GOVERNMENT BOND (EUR)                                          4.20       07/30/2013               638,345
         350,000  SPAIN GOVERNMENT BOND (EUR)                                          4.20       01/31/2037               372,061
         752,000  SPAIN GOVERNMENT BOND (EUR)                                          4.40       01/31/2015               970,112
       2,000,000  SPAIN GOVERNMENT BOND (EUR)                                          4.75       07/30/2014             2,603,007
         500,000  SPAIN GOVERNMENT BOND (EUR)                                          4.80       01/31/2024               626,828
         800,000  SPAIN GOVERNMENT BOND (EUR)                                          4.90       07/30/2040               944,376
       1,050,000  SPAIN GOVERNMENT BOND (EUR)                                          5.00       07/30/2012             1,354,673
       2,000,000  SPAIN GOVERNMENT BOND (EUR)                                          5.35       10/31/2011             2,558,339
       1,500,000  SPAIN GOVERNMENT BOND (EUR)                                          5.40       07/30/2011             1,909,569
       1,100,000  SPAIN GOVERNMENT BOND (EUR)                                          5.50       07/30/2017             1,481,423
       1,250,000  SPAIN GOVERNMENT BOND (EUR)                                          5.75       07/30/2032             1,668,802
         500,000  SPAIN GOVERNMENT BOND (EUR)                                          6.00       01/31/2029               686,388
         650,000  SPAIN GOVERNMENT BOND (EUR)                                          6.15       01/31/2013               867,163
       5,300,000  SWEDEN GOVERNMENT BOND SERIES 1041 (SEK)                             6.75       05/05/2014               802,383
       1,640,000  SWEDEN GOVERNMENT BOND SERIES 1047 (SEK)                             5.00       12/01/2020               253,953
       1,300,000  SWEDEN GOVERNMENT BOND SERIES 1049 (SEK)                             4.50       08/12/2015               185,661
       3,500,000  SWEDEN GOVERNMENT BOND SERIES 1050 (SEK)                             3.00       07/12/2016               465,943
       9,000,000  SWEDEN GOVERNMENT BOND SERIES 1052 (SEK)                             4.25       03/12/2019             1,300,593
       1,000,000  SWEDEN GOVERNMENT BOND SERIES 5000 (SEK)                             5.50       10/08/2012               139,923
       1,000,000  SWEDISH GOVERNMENT BOND (SEK)                                        3.50       03/30/2039               131,924
       2,000,000  SWEDISH GOVERNMENT BOND (SEK)                                        3.75       08/12/2017               277,273
       1,500,000  UNITED KINGDOM GILT (GBP)                                            2.25       03/07/2014             2,199,747
       2,200,000  UNITED KINGDOM GILT (GBP)                                            2.75       01/22/2015             3,245,002
       1,500,000  UNITED KINGDOM GILT (GBP)                                            3.25       12/07/2011             2,250,094
       2,200,000  UNITED KINGDOM GILT (GBP)                                            3.75       09/07/2019             3,235,553
       1,500,000  UNITED KINGDOM GILT (GBP)                                            4.00       09/07/2016             2,324,173
         800,000  UNITED KINGDOM GILT (GBP)                                            4.00       03/07/2022             1,174,818
       1,000,000  UNITED KINGDOM GILT (GBP)                                            4.00       01/22/2060             1,369,649
       1,400,000  UNITED KINGDOM GILT (GBP)                                            4.25       12/07/2027             2,040,504
       1,050,000  UNITED KINGDOM GILT (GBP)                                            4.25       06/07/2032             1,518,838
       1,300,000  UNITED KINGDOM GILT (GBP)                                            4.25       03/07/2036             1,869,092
         500,000  UNITED KINGDOM GILT (GBP)                                            4.25       09/07/2039               717,833
       1,600,000  UNITED KINGDOM GILT (GBP)                                            4.25       12/07/2046             2,309,560
       1,000,000  UNITED KINGDOM GILT (GBP)                                            4.25       12/07/2049             1,443,403
       1,175,000  UNITED KINGDOM GILT (GBP)                                            4.25       12/07/2055             1,700,926
       1,400,000  UNITED KINGDOM GILT (GBP)                                            4.50       03/07/2013             2,195,225
       1,500,000  UNITED KINGDOM GILT (GBP)                                            4.50       03/07/2019             2,346,169
         600,000  UNITED KINGDOM GILT (GBP)                                            4.50       09/07/2034               893,973
         900,000  UNITED KINGDOM GILT (GBP)                                            4.50       12/07/2042             1,355,484
       1,275,000  UNITED KINGDOM GILT (GBP)                                            4.75       09/07/2015             2,054,482
       1,600,000  UNITED KINGDOM GILT (GBP)                                            4.75       03/07/2020             2,533,424
       1,250,000  UNITED KINGDOM GILT (GBP)                                            4.75       12/07/2030             1,931,424
       1,100,000  UNITED KINGDOM GILT (GBP)                                            4.75       12/07/2038             1,714,368
       1,400,000  UNITED KINGDOM GILT (GBP)                                            5.00       03/07/2012             2,170,241
       1,585,000  UNITED KINGDOM GILT (GBP)                                            5.00       09/07/2014             2,564,547
       2,000,000  UNITED KINGDOM GILT (GBP)                                            5.00       03/07/2018             3,252,074
         800,000  UNITED KINGDOM GILT (GBP)                                            5.00       03/07/2025             1,273,943
       1,300,000  UNITED KINGDOM GILT (GBP)                                            5.25       06/07/2012             2,037,464
       1,500,000  UNITED KINGDOM GILT (GBP)                                            6.00       12/07/2028             2,680,946
         600,000  UNITED KINGDOM GILT (GBP)                                            8.00       12/07/2015             1,112,934
       1,600,000  UNITED KINGDOM GILT (GBP)                                            8.00       06/07/2021             3,226,882
         200,000  UNITED KINGDOM GILT (GBP)                                            8.75       08/25/2017               396,780
         300,000  UNITED KINGDOM GILT (GBP)                                            9.00       07/12/2011               473,932
TOTAL FOREIGN GOVERNMENT BONDS (COST $659,628,859)                                                                     648,958,407
                                                                                                               -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
MUNICIPAL BONDS & NOTES: 0.00%
NEVADA: 0.00%
$         50,000  County of Clark NV Build America Bonds Series B (Airport
                  Revenue)                                                             6.88%      07/01/2042   $            52,563
                                                                                                               -------------------

TOTAL MUNICIPAL BONDS & NOTES (COST $50,000)                                                                                52,563
                                                                                                               -------------------
AGENCY SECURITIES: 28.31%
FEDERAL FARM CREDIT BANK: 0.24%
         250,000  FFCB                                                                 1.13       10/03/2011               251,026
         300,000  FFCB                                                                 1.75       02/21/2013               302,882
         250,000  FFCB                                                                 1.88       12/07/2012               253,642
       2,600,000  FFCB                                                                 2.63       04/17/2014             2,671,040
       3,000,000  FFCB                                                                 2.75       06/02/2014             3,001,170
                                                                                                                         6,479,760
                                                                                                               -------------------
FEDERAL HOME LOAN BANK: 0.52%
         830,000  FHLB                                                                 1.13       05/18/2012               832,052
         750,000  FHLB                                                                 1.63       11/21/2012               756,593
         500,000  FHLB                                                                 1.63       03/20/2013               502,808
       2,500,000  FHLB                                                                 1.75       08/22/2012             2,535,433
         250,000  FHLB                                                                 1.88       11/19/2012               251,517
         700,000  FHLB                                                                 1.88       06/21/2013               706,418
         200,000  FHLB                                                                 2.00       12/28/2012               200,164
         250,000  FHLB                                                                 2.50       10/15/2013               251,621
       1,500,000  FHLB                                                                 3.38       02/27/2013             1,579,640
       1,000,000  FHLB                                                                 4.88       09/08/2017             1,104,277
       1,000,000  FHLB                                                                 5.00       11/17/2017             1,120,200
         100,000  FHLB                                                                 5.13       08/14/2013               111,107
       1,200,000  FHLB                                                                 5.38       08/19/2011             1,265,916
         100,000  FHLB                                                                 5.38       09/30/2022               111,207
         800,000  FHLB # 363                                                           4.50       11/15/2012               862,594
         400,000  FHLB # 467                                                           5.25       06/18/2014               451,870
       1,250,000  FHLB # 656                                                           5.38       05/18/2016             1,434,514
                                                                                                                        14,077,931
                                                                                                               -------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 9.69%
         400,000  FHLMC                                                                1.13       12/15/2011               402,028
         150,000  FHLMC                                                                1.13       04/25/2012               150,467
         200,000  FHLMC                                                                1.50       09/10/2012               200,038
       2,500,000  FHLMC                                                                1.63       07/27/2011             2,527,268
       2,000,000  FHLMC                                                                1.63       04/15/2013             2,010,128
         450,000  FHLMC                                                                1.75       06/15/2012               456,553
         350,000  FHLMC                                                                1.80       03/25/2013               350,253
         300,000  FHLMC                                                                1.88       06/20/2012               305,053
         600,000  FHLMC                                                                2.00       04/27/2012               606,632
         250,000  FHLMC                                                                2.00       06/15/2012               250,136
       4,000,000  FHLMC                                                                2.13       03/23/2012             4,092,356
       2,000,000  FHLMC                                                                2.13       09/21/2012             2,043,498
         250,000  FHLMC                                                                2.13       10/07/2013               253,002
         500,000  FHLMC                                                                2.50       04/08/2013               508,093
         800,000  FHLMC                                                                2.50       01/07/2014               821,746
       1,250,000  FHLMC                                                                2.50       04/23/2014             1,277,553
       2,750,000  FHLMC                                                                2.88       02/09/2015             2,813,302
       1,000,000  FHLMC                                                                3.00       07/28/2014             1,040,568
         200,000  FHLMC                                                                3.00       12/30/2014               202,939
         250,000  FHLMC                                                                3.00       12/30/2014               250,489
         250,000  FHLMC                                                                3.15       01/22/2015               250,927
       3,000,000  FHLMC                                                                3.63       09/16/2011             3,116,052

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$      2,000,000  FHLMC                                                                3.75%      06/28/2013   $         2,137,574
         900,000  FHLMC                                                                3.75       03/27/2019               912,645
       2,000,000  FHLMC                                                                4.75       11/17/2015             2,219,022
         800,000  FHLMC                                                                4.88       11/15/2013               886,946
       1,700,000  FHLMC                                                                4.88       06/13/2018             1,878,777
       1,200,000  FHLMC                                                                5.13       07/15/2012             1,304,759
       1,500,000  FHLMC                                                                5.50       08/13/2014             1,713,510
         650,000  FHLMC                                                                5.50       07/18/2016               747,502
       2,000,000  FHLMC                                                                5.50       08/23/2017             2,306,218
         250,000  FHLMC                                                                5.50       07/15/2036               275,091
         150,000  FHLMC                                                                5.55       10/04/2016               159,042
       1,000,000  FHLMC                                                                6.00       06/15/2011             1,056,415
       1,000,000  FHLMC                                                                6.00       04/16/2037             1,045,911
         200,000  FHLMC                                                                6.25       07/15/2032               242,969
         300,000  FHLMC                                                                6.75       03/15/2031               381,944
       2,000,000  FHLMC # 00024                                                        4.63       10/25/2012             2,162,336
       2,041,043  FHLMC # A77194                                                       5.50       05/01/2038             2,177,264
       1,000,000  FHLMC # A81884                                                       5.50       09/01/2038             1,066,741
       1,961,315  FHLMC # A85718                                                       4.00       04/01/2039             1,944,039
       2,918,768  FHLMC # A87994                                                       5.00       08/01/2039             3,061,172
      19,192,596  FHLMC # A87997                                                       5.00       08/01/2039            20,157,446
       4,927,473  FHLMC # A88483                                                       5.00       09/01/2039             5,175,243
       4,908,202  FHLMC # A88958                                                       4.50       09/01/2039             5,015,090
       4,980,031  FHLMC # A90590                                                       4.50       01/01/2040             5,088,483
       5,561,079  FHLMC # A91526                                                       4.50       03/01/2040             5,682,184
         996,459  FHLMC # C03461                                                       4.00       02/01/2040               987,681
      12,367,292  FHLMC # C03466                                                       5.50       03/01/2040            13,192,693
       3,283,668  FHLMC # G04162                                                       5.50       04/01/2038             3,502,822
       1,998,739  FHLMC # G05354                                                       5.00       03/01/2039             2,096,455
         158,021  FHLMC # G05411                                                       6.50       01/01/2039               172,435
       1,712,035  FHLMC # G05669                                                       6.50       04/01/2039             1,868,192
       2,967,837  FHLMC # G05680                                                       6.50       04/01/2039             3,238,536
         972,400  FHLMC # G08368                                                       4.50       10/01/2039               993,576
          81,618  FHLMC # G13232                                                       5.00       06/01/2023                86,842
         273,517  FHLMC # J09599                                                       4.50       04/01/2024               286,566
          18,379  FHLMC # J09641                                                       5.00       04/01/2024                19,553
          54,594  FHLMC # J10539                                                       5.00       08/01/2024                58,084
       1,894,689  FHLMC # J10575                                                       4.50       08/01/2024             1,985,081
         931,251  FHLMC # J10903                                                       5.00       10/01/2024               990,774
         680,749  FHLMC # J11159                                                       4.50       11/01/2024               713,226
       1,520,688  FHLMC # J11703                                                       4.50       02/01/2025             1,593,238
       7,441,933  FHLMC # J11824                                                       4.00       03/01/2025             7,643,485
       2,290,723  FHLMC #1J1139+/-                                                     4.71       06/01/2038             2,408,464
         332,928  FHLMC #1J1368+/-                                                     5.63       10/01/2036               350,328
       2,445,153  FHLMC #1Q0612+/-                                                     5.54       08/01/2038             2,594,900
         398,218  FHLMC #783191+/-                                                     5.62       04/01/2037               424,131
       4,996,835  FHLMC #A11964                                                        5.00       08/01/2033             5,274,980
       1,013,609  FHLMC #A15183                                                        6.00       11/01/2033             1,106,814
         721,957  FHLMC #A15966                                                        5.00       11/01/2033               762,144
       1,053,524  FHLMC #A16693                                                        5.50       12/01/2033             1,129,328
         800,473  FHLMC #A19717                                                        5.00       03/01/2034               843,279
       1,647,125  FHLMC #A24888                                                        6.00       07/01/2034             1,797,554
       1,516,804  FHLMC #A29757                                                        5.50       01/01/2035             1,621,676
       1,340,423  FHLMC #A35253                                                        5.50       06/01/2035             1,433,101
       2,433,622  FHLMC #A35743                                                        5.00       07/01/2035             2,559,581
         883,708  FHLMC #A36541                                                        5.00       08/01/2035               929,446
         835,784  FHLMC #A41694                                                        5.50       01/01/2036               893,571
       2,115,518  FHLMC #A43030                                                        6.00       02/01/2036             2,286,247
       2,208,969  FHLMC #A47041                                                        5.00       09/01/2035             2,323,301
         245,594  FHLMC #A54804                                                        6.50       06/01/2036               268,302
         547,133  FHLMC #A55537                                                        5.00       12/01/2036               574,169
       1,095,423  FHLMC #A56988                                                        5.50       02/01/2037             1,168,532
       1,588,423  FHLMC #A58420                                                        5.50       03/01/2037             1,694,436
         578,352  FHLMC #A75076                                                        6.50       03/01/2038               630,800

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$        622,417  FHLMC #A80659                                                        5.00%      02/01/2037   $           653,173
         986,113  FHLMC #A80882                                                        6.00       08/01/2038             1,064,561
       1,701,346  FHLMC #A80985                                                        6.00       08/01/2038             1,836,694
         686,360  FHLMC #A81606                                                        6.00       09/01/2038               740,963
       1,939,164  FHLMC #A86314                                                        4.00       05/01/2039             1,922,083
         489,814  FHLMC #A86755                                                        4.00       06/01/2039               485,499
       7,794,619  FHLMC #A86951                                                        4.50       06/01/2039             7,964,365
         480,501  FHLMC #C03063                                                        6.50       10/01/2037               524,328
       3,093,575  FHLMC #E01425                                                        4.50       08/01/2018             3,262,539
           2,097  FHLMC #E63170                                                        6.00       03/01/2011                 2,243
         288,455  FHLMC #E95352                                                        4.50       04/01/2018               306,093
       1,193,957  FHLMC #G01740                                                        5.50       12/01/2034             1,278,746
         815,592  FHLMC #G02074                                                        5.50       02/01/2036               871,982
         362,224  FHLMC #G02184                                                        5.00       04/01/2036               380,972
         798,568  FHLMC #G02386                                                        6.00       11/01/2036               863,015
         326,548  FHLMC #G02422                                                        6.00       12/01/2036               352,902
       1,327,172  FHLMC #G02478                                                        5.50       12/01/2036             1,416,860
         652,656  FHLMC #G03303                                                        4.50       09/01/2035               671,356
       2,938,011  FHLMC #G03616                                                        6.00       12/01/2037             3,173,281
         600,848  FHLMC #G04173                                                        6.50       12/01/2037               655,652
       1,155,087  FHLMC #G04378                                                        6.50       03/01/2038             1,260,443
       1,887,277  FHLMC #G04385                                                        5.50       07/01/2038             2,013,235
       2,477,052  FHLMC #G04448                                                        5.50       07/01/2038             2,642,372
         205,664  FHLMC #G05204                                                        6.00       01/01/2036               224,576
       4,281,366  FHLMC #G05633                                                        5.50       08/01/2039             4,567,107
      14,861,848  FHLMC #G05792                                                        4.50       02/01/2040            15,185,499
         358,525  FHLMC #G08190                                                        4.50       01/01/2037               366,837
         269,077  FHLMC #G08192                                                        5.50       04/01/2037               287,036
         641,920  FHLMC #G11950                                                        4.50       10/01/2018               681,171
       3,491,941  FHLMC #G12491                                                        5.00       01/01/2022             3,726,047
         216,323  FHLMC #G12697                                                        5.50       05/01/2022               232,651
          28,202  FHLMC #G12741                                                        6.00       08/01/2022                30,488
         511,559  FHLMC #G13032                                                        6.00       09/01/2022               553,028
       1,086,220  FHLMC #G13151                                                        6.00       03/01/2023             1,174,272
         389,191  FHLMC #G13223                                                        4.00       05/01/2023               400,705
       6,908,970  FHLMC #G13300                                                        4.50       05/01/2023             7,251,540
       3,559,996  FHLMC #G13727                                                        5.50       11/01/2017             3,829,257
         401,109  FHLMC #G18274                                                        6.00       09/01/2023               432,872
         567,622  FHLMC #G18280                                                        5.50       11/01/2023               610,433
         935,823  FHLMC #G18320                                                        4.00       08/01/2024               961,168
           6,541  FHLMC #J02886                                                        6.00       06/01/2021                 7,079
         541,503  FHLMC #J04533                                                        6.00       03/01/2022               584,806
          11,803  FHLMC #J04871                                                        6.00       05/01/2022                12,746
         394,627  FHLMC #J05191                                                        6.00       07/01/2022               426,185
          19,023  FHLMC #J05194                                                        5.00       07/01/2022                20,251
         157,469  FHLMC #J05195                                                        5.00       07/01/2022               168,026
         501,297  FHLMC #J05228                                                        5.00       07/01/2022               533,651
         234,165  FHLMC #J05243                                                        5.00       07/01/2022               249,278
         142,238  FHLMC #J05408                                                        5.00       08/01/2022               151,419
         359,951  FHLMC #J05455                                                        5.00       09/01/2022               383,183
         388,908  FHLMC #J08096                                                        5.00       06/01/2023               413,804
          52,414  FHLMC #J08112                                                        5.00       06/01/2023                55,769
          38,245  FHLMC #J08719                                                        5.00       10/01/2023                40,693
       1,672,939  FHLMC #Z40003                                                        6.00       11/01/2036             1,795,565
       2,000,000  FHLMC%%                                                              5.00       12/01/2025             2,125,000
      15,000,000  FHLMC%%                                                              6.00       12/01/2040            16,187,250
                                                                                                                       263,981,889
                                                                                                               -------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 13.51%
       2,000,000  FNMA                                                                 0.88       01/12/2012             2,000,218
         390,000  FNMA                                                                 1.00       11/23/2011               391,451
         500,000  FNMA                                                                 1.00       04/04/2012               500,613

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$        700,000  FNMA                                                                 1.25%      06/22/2012   $           703,019
       3,000,000  FNMA                                                                 1.75       08/10/2012             3,041,433
         200,000  FNMA                                                                 1.75       12/28/2012               201,872
       2,500,000  FNMA                                                                 1.75       02/22/2013             2,523,623
       2,000,000  FNMA                                                                 1.75       05/07/2013             2,014,262
         350,000  FNMA                                                                 1.88       04/20/2012               356,018
         500,000  FNMA                                                                 1.88       10/29/2012               502,016
         300,000  FNMA                                                                 2.00       09/28/2012               301,271
         500,000  FNMA                                                                 2.13       01/25/2013               503,314
         500,000  FNMA                                                                 2.17       03/21/2013               502,043
       2,500,000  FNMA                                                                 2.50       05/15/2014             2,553,523
         700,000  FNMA                                                                 2.63       11/20/2014               715,380
         500,000  FNMA                                                                 3.00       09/15/2014               503,890
       2,500,000  FNMA                                                                 3.00       09/16/2014             2,595,935
         500,000  FNMA                                                                 3.00       10/29/2014               505,044
         250,000  FNMA                                                                 3.00       03/09/2015               251,709
         100,000  FNMA                                                                 3.13       01/21/2015               101,675
         300,000  FNMA                                                                 3.50       06/01/2017               234,881
       1,000,000  FNMA                                                                 3.63       08/15/2011             1,035,374
         500,000  FNMA                                                                 4.00       01/20/2017               509,955
       1,500,000  FNMA                                                                 4.38       09/15/2012             1,608,477
       3,500,000  FNMA                                                                 4.38       03/15/2013             3,785,261
         600,000  FNMA                                                                 4.63       10/15/2013               658,805
         950,000  FNMA                                                                 4.88       12/15/2016             1,056,374
       1,500,000  FNMA                                                                 5.00       10/15/2011             1,587,279
         500,000  FNMA                                                                 5.00       02/13/2017               560,479
       1,200,000  FNMA                                                                 5.00       05/11/2017             1,343,484
         250,000  FNMA                                                                 5.00       05/20/2024               250,189
       2,000,000  FNMA                                                                 5.00       06/18/2024             2,003,922
      13,000,000  FNMA%%                                                               5.00       12/01/2040            13,607,347
       1,200,000  FNMA                                                                 5.25       08/01/2012             1,293,744
         200,000  FNMA                                                                 5.35       10/09/2019               121,954
       1,500,000  FNMA                                                                 5.38       06/12/2017             1,714,920
       1,000,000  FNMA                                                                 5.38       04/11/2022             1,051,741
         200,000  FNMA                                                                 5.45       10/18/2021               222,841
       1,000,000  FNMA%%                                                               5.50       12/01/2040             1,066,719
          75,000  FNMA                                                                 5.63       11/15/2021                79,476
         150,000  FNMA                                                                 5.63       07/15/2037               167,670
       1,000,000  FNMA%%                                                               6.00       12/01/2040             1,077,031
         700,000  FNMA                                                                 6.13       03/15/2012               764,126
         200,000  FNMA                                                                 6.21       08/06/2038               239,786
       1,300,000  FNMA                                                                 6.63       11/15/2030             1,630,513
         500,000  FNMA                                                                 7.13       01/15/2030               658,111
       1,300,000  FNMA                                                                 7.25       05/15/2030             1,731,044
         419,550  FNMA #190360                                                         5.00       08/01/2035               440,722
       4,818,807  FNMA #190396                                                         4.50       06/01/2039             4,926,100
          47,801  FNMA #253879                                                         6.00       07/01/2016                51,654
         817,494  FNMA #254950                                                         5.50       11/01/2033               876,503
         450,100  FNMA #255407                                                         5.00       09/01/2024               478,383
         434,160  FNMA #255857                                                         5.50       08/01/2025               466,528
         442,955  FNMA #256702                                                         4.50       03/01/2022               467,756
         203,149  FNMA #256758                                                         4.50       05/01/2022               213,635
         199,363  FNMA #256851                                                         7.00       08/01/2037               220,978
         282,934  FNMA #257084                                                         6.00       01/01/2018               302,315
         265,164  FNMA #310044                                                         6.00       04/01/2014               286,158
          65,680  FNMA #323099                                                         6.00       04/01/2013                70,872
          32,504  FNMA #323250                                                         6.00       08/01/2013                34,409
         191,088  FNMA #535733                                                         6.50       08/01/2015               206,313
         660,551  FNMA #545414                                                         5.50       01/01/2017               712,164
         514,753  FNMA #725690                                                         6.00       08/01/2034               561,683
         370,434  FNMA #725773                                                         5.50       09/01/2034               396,825
         940,803  FNMA #729333                                                         5.50       07/01/2033             1,008,712
      10,719,778  FNMA #735141                                                         5.50       01/01/2035            11,483,509
       9,860,604  FNMA #735382                                                         5.00       04/01/2035            10,376,683

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$        628,127  FNMA #745526                                                         6.00%      05/01/2021   $           679,941
         592,961  FNMA #745627+/-                                                      5.50       04/01/2036               630,826
       2,395,283  FNMA #745886                                                         5.50       04/01/2036             2,561,443
         116,621  FNMA #753669                                                         6.00       11/01/2033               127,836
       1,322,394  FNMA #767097                                                         4.00       06/01/2019             1,385,277
         739,412  FNMA #775199+/-                                                      4.25       05/01/2034               768,821
         708,720  FNMA #776966                                                         5.00       04/01/2034               745,813
       2,104,948  FNMA #777075                                                         5.00       04/01/2034             2,217,747
         418,912  FNMA #779510                                                         5.00       06/01/2019               449,353
       1,285,852  FNMA #783852                                                         5.50       07/01/2034             1,377,463
       1,957,508  FNMA #793607                                                         5.00       09/01/2019             2,099,754
         448,373  FNMA #793675                                                         6.00       09/01/2034               489,252
         534,252  FNMA #794514                                                         5.00       10/01/2019               573,074
         389,545  FNMA #795047                                                         5.50       10/01/2034               417,298
         441,699  FNMA #796334                                                         6.00       10/01/2034               481,969
         544,300  FNMA #804666                                                         6.00       11/01/2034               593,924
       1,733,986  FNMA #805412                                                         5.50       01/01/2035             1,854,272
         507,976  FNMA #811460                                                         5.00       06/01/2020               543,619
         269,710  FNMA #812338                                                         6.00       03/01/2035               292,108
          78,824  FNMA #821030                                                         4.50       05/01/2035                81,145
         159,088  FNMA #822651                                                         4.50       04/01/2035               163,773
       2,134,894  FNMA #824601                                                         5.50       12/01/2034             2,286,995
       3,429,528  FNMA #826590                                                         5.00       06/01/2035             3,602,590
         414,738  FNMA #828346                                                         5.00       07/01/2035               435,667
         140,320  FNMA #828698                                                         5.00       07/01/2035               147,401
         481,401  FNMA #829190                                                         5.00       07/01/2035               505,694
         274,446  FNMA #830177                                                         6.00       11/01/2038               296,037
         484,406  FNMA #830957                                                         5.50       08/01/2035               518,009
         394,334  FNMA #831406                                                         6.00       03/01/2036               426,343
         520,133  FNMA #831625                                                         7.00       06/01/2036               576,390
         675,074  FNMA #831697                                                         6.00       09/01/2036               729,871
          37,171  FNMA #832199                                                         4.50       07/01/2035                38,266
       1,108,801  FNMA #834657                                                         5.50       08/01/2035             1,185,718
       1,872,320  FNMA #835284                                                         5.50       09/01/2035             2,002,203
       2,274,849  FNMA #835331                                                         5.50       08/01/2035             2,432,655
         251,337  FNMA #836068                                                         4.50       10/01/2020               265,802
         440,522  FNMA #836958                                                         4.50       10/01/2035               453,497
       2,234,250  FNMA #839064                                                         6.00       01/01/2036             2,419,798
       1,065,316  FNMA #843901                                                         4.50       09/01/2035             1,096,693
       3,746,510  FNMA #844158                                                         5.00       11/01/2035             3,935,568
       3,783,488  FNMA #844703                                                         5.50       12/01/2035             4,045,949
         169,495  FNMA #845782                                                         4.50       10/01/2020               179,250
         334,361  FNMA #847926                                                         4.50       12/01/2020               353,604
         961,971  FNMA #851264                                                         5.50       05/01/2021             1,046,047
       2,978,789  FNMA #865283                                                         5.50       02/01/2036             3,181,704
         922,116  FNMA #868424+/-                                                      5.64       03/01/2036               983,816
         455,990  FNMA #872244                                                         6.00       05/01/2021               493,034
         362,628  FNMA #878198                                                         5.50       09/01/2036               387,330
       1,132,228  FNMA #879094+/-                                                      5.33       05/01/2036             1,186,377
         164,021  FNMA #884631                                                         6.50       06/01/2036               178,956
         652,577  FNMA #885593                                                         6.00       09/01/2036               705,548
         555,168  FNMA #888221                                                         5.50       03/01/2037               592,986
       2,912,640  FNMA #888645                                                         5.00       08/01/2037             3,051,719
         444,384  FNMA #888815                                                         4.50       11/01/2022               469,265
         353,988  FNMA #888890                                                         6.50       10/01/2037               386,220
         326,077  FNMA #892546                                                         6.00       09/01/2021               352,568
       1,494,768  FNMA #895995                                                         6.50       07/01/2036             1,630,874
         641,191  FNMA #897130                                                         6.50       09/01/2036               699,575
         248,497  FNMA #899953                                                         6.00       12/01/2037               268,202
          86,498  FNMA #900959                                                         6.50       09/01/2036                94,374
       1,866,842  FNMA #902738                                                         5.00       11/01/2036             1,957,548
         113,624  FNMA #904767+/-                                                      5.51       12/01/2036               120,915
       2,053,113  FNMA #907051+/-                                                      5.60       10/01/2037             2,184,968
         375,136  FNMA #907860+/-                                                      5.51       02/01/2037               395,007

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$        353,846  FNMA #908182                                                         5.50%      12/01/2021   $           380,996
       1,075,225  FNMA #908249                                                         6.50       12/01/2036             1,173,129
         637,862  FNMA #909855                                                         5.50       02/01/2037               684,708
         620,277  FNMA #910093+/-                                                      5.69       03/01/2037               656,665
         151,691  FNMA #910535+/-                                                      5.61       01/01/2037               161,756
         305,583  FNMA #914224+/-                                                      5.43       03/01/2037               322,456
         359,616  FNMA #915356                                                         4.50       05/01/2023               377,334
         513,342  FNMA #917101                                                         5.00       05/01/2037               537,854
       1,304,993  FNMA #917882                                                         5.00       05/01/2037             1,367,307
         202,874  FNMA #918049                                                         6.50       05/01/2037               221,030
       1,073,437  FNMA #918506                                                         5.50       05/01/2037             1,145,325
         991,996  FNMA #918619                                                         5.50       06/01/2037             1,058,430
       2,484,163  FNMA #919640                                                         6.00       09/01/2037             2,681,149
         119,081  FNMA #922123                                                         6.50       04/01/2037               129,738
         810,928  FNMA #922675+/-                                                      4.81       06/01/2035               848,202
         871,249  FNMA #928414                                                         6.50       06/01/2037               949,219
         257,923  FNMA #928433                                                         7.00       05/01/2037               285,888
         376,821  FNMA #928507                                                         6.50       06/01/2037               410,544
         706,755  FNMA #928774                                                         6.00       10/01/2022               763,398
       2,162,069  FNMA #929723                                                         6.00       07/01/2038             2,332,163
       1,295,182  FNMA #929953                                                         5.50       09/01/2038             1,381,921
         872,178  FNMA #930324                                                         6.00       12/01/2038               940,794
         824,785  FNMA #931011                                                         5.00       04/01/2024               877,245
       2,176,437  FNMA #931227                                                         4.50       05/01/2039             2,224,897
       1,810,662  FNMA #931409                                                         4.00       06/01/2024             1,861,682
       9,950,057  FNMA #932473                                                         4.50       02/01/2040            10,171,601
       8,945,152  FNMA #932491                                                         4.50       02/01/2040             9,144,321
       1,085,110  FNMA #933465                                                         5.50       02/01/2038             1,157,780
       5,968,734  FNMA #933559                                                         5.50       02/01/2038             6,368,460
         387,916  FNMA #934568                                                         6.00       09/01/2038               418,434
         318,005  FNMA #934699                                                         6.00       12/01/2038               343,023
           8,677  FNMA #937055                                                         6.50       05/01/2037                 9,453
       3,603,709  FNMA #941164                                                         6.00       10/01/2037             3,889,472
         181,058  FNMA #945074                                                         7.00       08/01/2037               200,688
         383,460  FNMA #945909                                                         6.00       08/01/2037               413,867
         295,476  FNMA #946008                                                         6.00       09/01/2037               318,906
         336,437  FNMA #946045                                                         6.00       09/01/2037               363,116
         670,225  FNMA #947654                                                         6.00       10/01/2037               723,372
         246,504  FNMA #947992                                                         6.00       11/01/2037               266,051
         125,099  FNMA #948007                                                         6.50       10/01/2037               136,295
         300,018  FNMA #949473                                                         6.00       09/01/2037               323,808
         402,606  FNMA #949594                                                         6.00       08/01/2022               434,873
         636,392  FNMA #950300                                                         6.00       08/01/2037               689,243
         234,064  FNMA #950929                                                         6.00       11/01/2037               252,624
         213,464  FNMA #952033                                                         4.50       05/01/2023               223,982
          19,388  FNMA #953017                                                         6.00       10/01/2037                20,925
         356,962  FNMA #953436                                                         6.50       11/01/2037               388,907
       5,177,830  FNMA #955488                                                         6.50       10/01/2037             5,641,205
         540,035  FNMA #955801                                                         6.00       10/01/2037               582,858
       2,247,468  FNMA #960622                                                         6.00       01/01/2038             2,425,685
       3,582,272  FNMA #962302                                                         4.50       03/01/2038             3,664,272
       2,634,487  FNMA #963318                                                         5.00       05/01/2023             2,801,640
         669,451  FNMA #964234                                                         6.00       07/01/2023               722,582
         648,302  FNMA #964241                                                         6.00       07/01/2038               699,306
         353,515  FNMA #964657                                                         6.00       08/01/2038               381,327
         166,515  FNMA #964796                                                         6.00       08/01/2038               179,615
          21,824  FNMA #964924                                                         6.00       09/01/2038                23,540
         353,933  FNMA #965105                                                         6.00       09/01/2038               381,777
         389,108  FNMA #965308                                                         6.00       09/01/2038               419,719
         285,012  FNMA #965649                                                         6.00       01/01/2038               307,612
         724,872  FNMA #966039                                                         5.50       02/01/2038               773,416
         269,364  FNMA #968280                                                         6.00       02/01/2038               290,556
         329,635  FNMA #969628                                                         6.00       01/01/2038               355,774

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$        276,251  FNMA #969862                                                         6.00%      05/01/2038   $           297,984
         387,743  FNMA #970535                                                         5.50       10/01/2023               416,927
          85,678  FNMA #971075                                                         5.50       02/01/2024                92,127
         168,949  FNMA #972134                                                         6.50       01/01/2038               184,033
         592,940  FNMA #972172                                                         6.00       02/01/2038               639,588
       1,505,252  FNMA #973827                                                         4.50       03/01/2023             1,582,945
         125,359  FNMA #973996                                                         6.00       02/01/2023               135,308
         817,811  FNMA #974571                                                         5.00       11/01/2036               860,614
         469,965  FNMA #974886+/-                                                      4.35       04/01/2038               490,754
         264,397  FNMA #975288                                                         4.50       05/01/2023               277,424
       1,462,211  FNMA #975365                                                         5.00       06/01/2023             1,554,985
         632,215  FNMA #979639                                                         5.00       06/01/2023               672,328
         824,692  FNMA #982876                                                         5.00       05/01/2023               877,017
         395,251  FNMA #983111                                                         5.50       09/01/2023               425,001
         114,423  FNMA #983518                                                         4.50       05/01/2023               120,060
         722,909  FNMA #984260                                                         5.50       05/01/2023               777,361
         372,892  FNMA #985509                                                         6.00       09/01/2038               402,228
       1,590,684  FNMA #985815                                                         6.00       07/01/2038             1,715,826
         292,197  FNMA #986250                                                         6.00       07/01/2038               315,185
         467,828  FNMA #987128                                                         6.00       09/01/2038               504,633
         128,319  FNMA #987283                                                         6.50       07/01/2038               139,775
         466,833  FNMA #987380                                                         6.00       10/01/2023               503,883
         232,884  FNMA #988044                                                         6.00       08/01/2038               251,205
         227,621  FNMA #988220                                                         6.50       09/01/2038               248,347
         513,990  FNMA #988714                                                         6.00       10/01/2038               554,427
         197,903  FNMA #988746                                                         6.00       11/01/2023               213,609
          20,536  FNMA #988953                                                         5.50       08/01/2023                22,081
         443,404  FNMA #990051                                                         6.00       09/01/2038               478,287
         783,509  FNMA #990080                                                         6.00       08/01/2038               845,149
         294,316  FNMA #990285                                                         6.00       10/01/2038               317,470
         531,438  FNMA #990380                                                         6.50       09/01/2038               578,885
         847,711  FNMA #990543                                                         6.00       09/01/2038               914,402
         236,943  FNMA #990741                                                         6.00       09/01/2038               255,583
         198,312  FNMA #991859                                                         6.00       10/01/2038               213,914
         567,626  FNMA #991932                                                         6.00       12/01/2023               612,676
           9,135  FNMA #992042                                                         7.00       10/01/2038                10,110
       4,640,784  FNMA #992235                                                         6.00       11/01/2038             5,005,883
         320,985  FNMA #992312                                                         6.00       10/01/2038               346,238
         520,992  FNMA #992490                                                         5.50       11/01/2023               560,206
         420,088  FNMA #992940                                                         6.00       11/01/2038               453,137
         356,086  FNMA #993091                                                         6.00       01/01/2039               384,100
         275,714  FNMA #993164                                                         6.00       11/01/2038               297,405
          31,735  FNMA #994282                                                         5.50       11/01/2023                34,124
         273,416  FNMA #994339                                                         6.00       01/01/2039               294,926
         835,778  FNMA #994436                                                         6.00       12/01/2038               901,530
       3,204,608  FNMA #994897                                                         5.50       09/01/2033             3,435,924
      16,798,010  FNMA #995119                                                         5.50       11/01/2038            17,922,973
       2,582,334  FNMA #995692                                                         4.50       05/01/2024             2,709,568
         214,574  FNMA #995778                                                         6.00       11/01/2017               231,537
       6,356,278  FNMA #995901                                                         4.50       07/01/2024             6,663,498
         572,578  FNMA #A82829                                                         6.00       11/01/2038               618,129
         333,445  FNMA #AA0731                                                         6.50       02/01/2039               363,182
         309,214  FNMA #AA0781                                                         6.00       04/01/2039               333,540
         731,287  FNMA #AA1090                                                         4.50       12/01/2023               767,318
         462,813  FNMA #AA3078                                                         4.50       02/01/2039               473,407
       2,882,660  FNMA #AA3295                                                         4.00       02/01/2039             2,863,573
       4,347,862  FNMA #AA4662                                                         4.50       05/01/2039             4,444,670
       1,104,454  FNMA #AA7895                                                         4.00       06/01/2024             1,135,574
       5,894,697  FNMA #AC1258                                                         4.00       08/01/2039             5,855,668
      10,354,803  FNMA #AC1616                                                         5.00       08/01/2039            10,848,209
       1,349,710  FNMA #AC1928                                                         4.00       08/01/2039             1,340,773
       3,577,560  FNMA #AC2181                                                         4.00       08/01/2039             3,553,872
       3,890,588  FNMA #AC2968                                                         4.50       09/01/2039             3,977,214

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$         25,178  FNMA #AC2998                                                         6.00%      09/01/2024   $            27,223
       4,932,753  FNMA #AC7962                                                         4.50       01/01/2025             5,171,170
         988,920  FNMA #AC8563                                                         4.00       01/01/2040               982,372
       7,802,122  FNMA #AD0891                                                         5.00       03/01/2025             8,297,150
       5,474,785  FNMA #AD1654                                                         4.50       03/01/2040             5,594,974
       5,461,420  FNMA #AD3770                                                         4.00       03/01/2025             5,610,187
       4,999,443  FNMA #AD4317                                                         4.00       04/01/2040             4,966,341
       2,000,000  FNMA%%                                                               5.50       12/01/2025             2,147,500
                                                                                                                       368,046,596
                                                                                                               -------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 4.34%
           1,461  GNMA #337120                                                         6.50       11/15/2023                 1,594
           1,541  GNMA #379192                                                         6.50       12/15/2023                 1,682
       1,367,408  GNMA #520782                                                         5.00       03/15/2035             1,450,173
         831,285  GNMA #605373                                                         5.50       09/15/2034               898,185
          40,762  GNMA #617417                                                         6.50       02/15/2037                44,530
         771,443  GNMA #617522                                                         6.00       05/15/2037               836,149
         151,043  GNMA #625436                                                         6.50       09/15/2036               165,262
         422,569  GNMA #632007                                                         6.50       10/15/2036               462,350
       1,033,723  GNMA #633305                                                         5.50       12/15/2035             1,115,623
         853,756  GNMA #648391                                                         5.50       11/15/2035               921,398
         640,914  GNMA #651722                                                         5.50       02/15/2036               690,491
         354,054  GNMA #651882                                                         6.50       09/15/2036               387,385
         569,269  GNMA #653068                                                         5.50       03/15/2036               613,304
         637,589  GNMA #654920                                                         6.00       06/15/2036               692,264
         139,746  GNMA #658328                                                         4.50       03/15/2037               143,961
           9,437  GNMA #659749                                                         6.50       11/15/2036                10,326
          51,971  GNMA #663342                                                         6.50       12/15/2036                56,864
          58,696  GNMA #664629                                                         7.00       03/15/2037                64,654
         120,345  GNMA #667470                                                         6.00       05/15/2037               130,439
         299,358  GNMA #668585                                                         6.00       08/15/2037               324,467
         335,659  GNMA #669078                                                         6.00       06/15/2037               363,813
         194,637  GNMA #671433                                                         6.00       07/15/2037               210,963
         230,463  GNMA #672938                                                         6.50       08/15/2038               251,727
         261,763  GNMA #673220                                                         6.00       10/15/2038               283,637
       1,971,606  GNMA #676678                                                         6.00       01/15/2038             2,136,362
         221,886  GNMA #676812                                                         6.50       04/15/2038               242,358
         416,459  GNMA #677314                                                         5.50       09/15/2038               447,697
         233,623  GNMA #677606                                                         6.50       12/15/2037               255,214
          22,942  GNMA #681324                                                         6.50       05/15/2038                25,058
         249,863  GNMA #681332                                                         6.50       05/15/2038               272,917
         419,873  GNMA #683124                                                         5.50       03/15/2038               451,368
          52,262  GNMA #684230                                                         6.50       08/15/2038                57,084
          58,050  GNMA #691547                                                         6.50       07/15/2038                63,406
         190,795  GNMA #693431                                                         5.50       06/15/2038               205,106
       2,088,055  GNMA #694553                                                         5.50       12/15/2038             2,244,680
          14,503  GNMA #695742                                                         6.50       11/15/2038                15,841
         265,148  GNMA #695746                                                         6.00       11/15/2038               287,304
         222,472  GNMA #696456                                                         5.50       08/15/2038               239,159
         466,714  GNMA #697595                                                         6.50       11/15/2038               509,775
       1,739,035  GNMA #698033                                                         5.50       01/15/2039             1,869,479
         978,687  GNMA #698223                                                         4.00       06/15/2039               977,990
       2,857,122  GNMA #698308                                                         4.50       05/15/2039             2,939,739
       1,661,968  GNMA #698507                                                         6.00       10/15/2038             1,800,849
         250,925  GNMA #698624                                                         6.00       10/15/2038               271,893
         648,128  GNMA #699457                                                         6.00       10/15/2038               702,288
         710,687  GNMA #700069                                                         6.50       12/15/2038               776,259
         319,676  GNMA #700821                                                         6.50       10/15/2038               349,171
         759,570  GNMA #702172                                                         4.00       07/15/2039               759,028
         227,989  GNMA #702190                                                         4.00       07/15/2039               227,827
          15,990  GNMA #704277                                                         6.50       02/15/2039                17,465
       1,453,121  GNMA #704439                                                         4.50       03/15/2039             1,495,139

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (continued)
$        171,668  GNMA #706004                                                         6.00%      10/15/2038   $           186,013
      10,788,487  GNMA #709475                                                         5.00       06/15/2039            11,401,028
         228,998  GNMA #709484                                                         5.50       07/15/2039               246,175
         961,178  GNMA #711321                                                         6.00       01/15/2039             1,041,498
       2,458,115  GNMA #712488                                                         4.50       06/15/2039             2,529,194
       1,438,295  GNMA #712495                                                         4.50       06/15/2039             1,479,885
      12,508,010  GNMA #713866                                                         5.00       09/15/2039            13,218,181
       9,999,723  GNMA #713872                                                         4.50       09/15/2039            10,288,875
         350,267  GNMA #716343                                                         6.00       06/15/2039               379,537
         198,096  GNMA #716586                                                         6.00       08/15/2039               214,650
       3,065,455  GNMA #716792                                                         4.50       04/15/2039             3,154,095
       1,445,732  GNMA #722269                                                         4.50       09/15/2039             1,487,536
         288,019  GNMA #722785                                                         6.00       10/15/2039               312,087
       2,942,395  GNMA #723449                                                         5.00       11/15/2039             3,111,985
       1,978,324  GNMA #723526                                                         4.50       12/15/2039             2,035,529
       4,983,567  GNMA #723616                                                         5.00       01/15/2040             5,266,521
       3,972,134  GNMA #728627                                                         4.50       01/15/2040             4,086,992
       2,988,920  GNMA #737011                                                         5.00       02/15/2040             3,158,623
          90,751  GNMA #782167                                                         6.00       06/15/2037                98,652
       2,361,880  GNMA #782273                                                         5.50       02/15/2038             2,549,411
       2,469,877  GNMA #782365                                                         6.00       07/15/2038             2,684,638
         949,247  GNMA #782379                                                         6.00       08/15/2038             1,031,900
         454,778  GNMA #782407                                                         5.50       09/15/2038               490,502
         974,166  GNMA #782776                                                         6.00       09/15/2038             1,058,925
       6,656,434  GNMA #782789                                                         5.50       10/15/2039             7,179,460
       2,005,658  GNMA #782831                                                         6.00       12/15/2039             2,180,081
       1,000,000  GNMA%%                                                               5.50       12/01/2040             1,072,930
       6,000,000  GNMA%%                                                               5.50       12/15/2040             6,433,945
                                                                                                                       118,140,545
                                                                                                               -------------------
TENNESSEE VALLEY AUTHORITY: 0.01%
         200,000  TENNESSEE VALLEY AUTHORITY                                           4.50       04/01/2018               214,503
         150,000  TENNESSEE VALLEY AUTHORITY                                           5.50       07/18/2017               171,860
                                                                                                                           386,363
                                                                                                               -------------------
TOTAL AGENCY SECURITIES (COST $747,572,783)                                                                            771,113,084
                                                                                                               -------------------
US TREASURY SECURITIES: 19.19%
US TREASURY BONDS: 8.30%
       5,000,000  US TREASURY BOND                                                     0.75       11/30/2011             5,007,615
       5,000,000  US TREASURY BOND                                                     1.00       08/31/2011             5,028,710
       3,500,000  US TREASURY BOND                                                     1.00       09/30/2011             3,520,370
       5,000,000  US TREASURY BOND                                                     1.13       12/15/2011             5,037,305
       5,000,000  US TREASURY BOND                                                     1.13       01/15/2012             5,037,695
       5,000,000  US TREASURY BOND                                                     1.38       03/15/2012             5,063,865
       5,000,000  US TREASURY BOND                                                     1.38       10/15/2012             5,048,830
       3,000,000  US TREASURY BOND<<                                                   1.50       07/15/2012             3,044,298
       5,000,000  US TREASURY BOND<<                                                   1.75       08/15/2012             5,098,830
       5,000,000  US TREASURY BOND                                                     1.88       06/15/2012             5,112,500
       3,500,000  US TREASURY BOND                                                     2.13       11/30/2014             3,527,892
       5,500,000  US TREASURY BOND<<                                                   2.38       09/30/2014             5,607,850
       5,000,000  US TREASURY BOND                                                     2.38       10/31/2014             5,092,190
       4,000,000  US TREASURY BOND                                                     3.00       09/30/2016             4,082,500
       3,500,000  US TREASURY BOND                                                     3.13       08/31/2013             3,690,040
       8,000,000  US TREASURY BOND<<                                                   3.38       11/15/2019             8,049,376
       3,100,000  US TREASURY BOND                                                     3.50       02/15/2039             2,727,033
       4,000,000  US TREASURY BOND<<                                                   4.00       11/15/2012             4,295,000
       3,000,000  US TREASURY BOND                                                     4.13       05/15/2015             3,286,407
       2,500,000  US TREASURY BOND<<                                                   4.25       08/15/2015             2,753,710

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
US TREASURY BONDS (continued)
$      4,000,000  US TREASURY BOND                                                     4.25%      11/15/2017   $         4,388,436
       3,600,000  US TREASURY BOND                                                     4.25       05/15/2039             3,614,623
       1,750,000  US TREASURY BOND                                                     4.38       02/15/2038             1,797,579
       5,800,000  US TREASURY BOND                                                     4.38       11/15/2039             5,945,000
       3,000,000  US TREASURY BOND                                                     4.50       11/15/2015             3,349,452
       3,150,000  US TREASURY BOND                                                     4.50       02/15/2036             3,314,392
       2,600,000  US TREASURY BOND                                                     4.50       05/15/2038             2,725,531
       4,600,000  US TREASURY BOND                                                     4.50       08/15/2039             4,811,315
       2,500,000  US TREASURY BOND                                                     4.63       08/31/2011             2,627,148
       5,000,000  US TREASURY BOND<<                                                   4.63       11/15/2016             5,600,390
       6,500,000  US TREASURY BOND<<                                                   4.63       02/15/2040             6,940,778
       1,550,000  US TREASURY BOND                                                     4.75       02/15/2037             1,693,859
       3,000,000  US TREASURY BOND                                                     4.88       07/31/2011             3,152,694
       4,000,000  US TREASURY BOND                                                     4.88       02/15/2012             4,287,188
       5,000,000  US TREASURY BOND<<                                                   4.88       08/15/2016             5,686,330
         800,000  US TREASURY BOND                                                     5.00       05/15/2037               908,000
       3,500,000  US TREASURY BOND                                                     5.25       11/15/2028             4,052,892
       4,000,000  US TREASURY BOND                                                     5.25       02/15/2029             4,630,624
       2,750,000  US TREASURY BOND<<                                                   5.38       02/15/2031             3,248,438
       2,000,000  US TREASURY BOND                                                     5.50       08/15/2028             2,380,312
       1,150,000  US TREASURY BOND                                                     6.00       02/15/2026             1,431,391
       1,400,000  US TREASURY BOND                                                     6.13       11/15/2027             1,776,250
       1,500,000  US TREASURY BOND                                                     6.13       08/15/2029             1,917,657
       1,500,000  US TREASURY BOND                                                     6.25       08/15/2023             1,884,375
       3,250,000  US TREASURY BOND                                                     6.25       05/15/2030             4,230,587
       2,400,000  US TREASURY BOND                                                     6.38       08/15/2027             3,120,000
       2,000,000  US TREASURY BOND                                                     6.50       11/15/2026             2,623,750
         950,000  US TREASURY BOND                                                     6.63       02/15/2027             1,262,758
       1,500,000  US TREASURY BOND                                                     6.88       08/15/2025             2,013,750
       5,000,000  US TREASURY BOND                                                     7.25       05/15/2016             6,328,905
       1,000,000  US TREASURY BOND                                                     7.25       08/15/2022             1,351,406
       2,000,000  US TREASURY BOND                                                     7.50       11/15/2016             2,580,000
       2,000,000  US TREASURY BOND                                                     7.50       11/15/2024             2,810,624
         500,000  US TREASURY BOND                                                     7.88       02/15/2021               696,016
       4,100,000  US TREASURY BOND                                                     8.00       11/15/2021             5,798,938
       2,850,000  US TREASURY BOND                                                     8.13       08/15/2019             3,959,052
       1,700,000  US TREASURY BOND                                                     8.50       02/15/2020             2,430,602
       2,500,000  US TREASURY BOND                                                     8.75       05/15/2017             3,460,938
         400,000  US TREASURY BOND                                                     8.75       08/15/2020               584,000
       1,275,000  US TREASURY BOND                                                     8.88       08/15/2017             1,783,804
       1,200,000  US TREASURY BOND                                                     8.88       02/15/2019             1,726,969
       2,900,000  US TREASURY BOND                                                     9.13       05/15/2018             4,187,101
       2,000,000  US TREASURY BOND                                                    11.25       02/15/2015             2,831,094
                                                                                                                       226,056,964
                                                                                                               -------------------
US TREASURY NOTES: 10.89%
       4,500,000  US TREASURY NOTE                                                     0.88       02/29/2012             4,512,645
       4,350,000  US TREASURY NOTE                                                     1.00       07/31/2011             4,374,978
       5,000,000  US TREASURY NOTE<<                                                   1.00       10/31/2011             5,026,955
       5,000,000  US TREASURY NOTE                                                     1.00       12/31/2011             5,025,195
       6,000,000  US TREASURY NOTE                                                     1.00       03/31/2012             6,029,520
       7,000,000  US TREASURY NOTE                                                     1.00       04/30/2012             7,031,990
       1,250,000  US TREASURY NOTE                                                     1.13       06/30/2011             1,258,985
       5,000,000  US TREASURY NOTE                                                     1.13       12/15/2012             5,005,080
       2,000,000  US TREASURY NOTE                                                     1.38       02/15/2012             2,023,672
       1,500,000  US TREASURY NOTE                                                     1.38       04/15/2012             1,518,926
       5,000,000  US TREASURY NOTE                                                     1.38       05/15/2012             5,061,330
       5,000,000  US TREASURY NOTE                                                     1.38       09/15/2012             5,053,125
       4,000,000  US TREASURY NOTE                                                     1.38       11/15/2012             4,034,064
       3,000,000  US TREASURY NOTE                                                     1.38       01/15/2013             3,018,750
       3,500,000  US TREASURY NOTE                                                     1.38       02/15/2013             3,519,142
       5,000,000  US TREASURY NOTE                                                     1.38       03/15/2013             5,026,550

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
US TREASURY NOTES (continued)
$      4,000,000  US TREASURY NOTE<<                                                   1.50%      12/31/2013   $         3,986,248
       2,000,000  US TREASURY NOTE                                                     1.75       11/15/2011             2,032,968
       3,000,000  US TREASURY NOTE                                                     1.75       04/15/2013             3,044,760
       4,500,000  US TREASURY NOTE                                                     1.75       01/31/2014             4,518,635
       5,000,000  US TREASURY NOTE                                                     1.75       03/31/2014             5,009,375
       1,500,000  US TREASURY NOTE                                                     1.88       02/28/2014             1,511,133
       4,400,000  US TREASURY NOTE                                                     1.88       04/30/2014             4,424,407
       3,800,000  US TREASURY NOTE                                                     2.00       11/30/2013             3,857,296
       3,500,000  US TREASURY NOTE<<                                                   2.25       05/31/2014             3,566,171
       5,000,000  US TREASURY NOTE                                                     2.25       01/31/2015             5,052,735
       5,000,000  US TREASURY NOTE                                                     2.38       08/31/2014             5,105,470
       5,000,000  US TREASURY NOTE<<                                                   2.38       02/28/2015             5,080,450
       7,500,000  US TREASURY NOTE                                                     2.50       03/31/2015             7,659,375
       5,000,000  US TREASURY NOTE<<                                                   2.50       04/30/2015             5,100,780
       3,500,000  US TREASURY NOTE                                                     2.63       06/30/2014             3,611,563
       5,750,000  US TREASURY NOTE                                                     2.63       07/31/2014             5,931,936
       5,000,000  US TREASURY NOTE                                                     2.63       12/31/2014             5,142,190
       2,500,000  US TREASURY NOTE                                                     2.63       04/30/2016             2,515,430
       3,375,000  US TREASURY NOTE                                                     2.75       10/31/2013             3,512,899
       2,500,000  US TREASURY NOTE<<                                                   2.75       11/30/2016             2,508,985
       3,450,000  US TREASURY NOTE                                                     2.75       02/15/2019             3,337,606
       3,500,000  US TREASURY NOTE                                                     3.00       08/31/2016             3,575,744
       2,000,000  US TREASURY NOTE                                                     3.00       02/28/2017             2,032,500
         550,000  US TREASURY NOTE                                                     3.13       04/30/2013               580,551
       3,300,000  US TREASURY NOTE                                                     3.13       09/30/2013             3,477,375
       6,000,000  US TREASURY NOTE                                                     3.13       10/31/2016             6,162,186
       5,000,000  US TREASURY NOTE                                                     3.13       01/31/2017             5,121,095
       3,000,000  US TREASURY NOTE                                                     3.13       04/30/2017             3,073,125
       8,000,000  US TREASURY NOTE                                                     3.13       05/15/2019             7,926,248
       4,000,000  US TREASURY NOTE                                                     3.25       05/31/2016             4,163,752
       1,000,000  US TREASURY NOTE                                                     3.25       06/30/2016             1,038,750
       3,500,000  US TREASURY NOTE                                                     3.25       12/31/2016             3,613,750
       5,000,000  US TREASURY NOTE<<                                                   3.25       03/31/2017             5,165,625
       3,500,000  US TREASURY NOTE                                                     3.38       06/30/2013             3,721,484
       2,000,000  US TREASURY NOTE                                                     3.38       07/31/2013             2,125,624
       2,000,000  US TREASURY NOTE                                                     3.50       05/31/2013             2,134,376
       1,500,000  US TREASURY NOTE                                                     3.50       02/15/2018             1,561,407
       6,500,000  US TREASURY NOTE                                                     3.63       08/15/2019             6,677,229
       8,000,000  US TREASURY NOTE<<                                                   3.63       02/15/2020             8,205,624
       7,000,000  US TREASURY NOTE<<                                                   3.75       11/15/2018             7,330,862
       8,500,000  US TREASURY NOTE                                                     3.88       10/31/2012             9,096,326
       2,750,000  US TREASURY NOTE                                                     3.88       02/15/2013             2,956,250
       2,000,000  US TREASURY NOTE                                                     3.88       05/15/2018             2,126,876
       3,000,000  US TREASURY NOTE                                                     4.00       02/15/2014             3,257,814
       3,500,000  US TREASURY NOTE                                                     4.00       02/15/2015             3,810,898
       2,525,000  US TREASURY NOTE                                                     4.00       08/15/2018             2,701,553
       1,600,000  US TREASURY NOTE                                                     4.25       08/15/2013             1,745,501
       2,500,000  US TREASURY NOTE                                                     4.25       11/15/2013             2,733,595
       1,500,000  US TREASURY NOTE<<                                                   4.25       08/15/2014             1,648,593
       4,370,000  US TREASURY NOTE                                                     4.25       11/15/2014             4,809,390
       3,800,000  US TREASURY NOTE                                                     4.50       04/30/2012             4,073,273
       2,500,000  US TREASURY NOTE                                                     4.50       02/15/2016             2,784,960
       2,000,000  US TREASURY NOTE                                                     4.50       05/15/2017             2,232,656
       3,000,000  US TREASURY NOTE                                                     4.63       10/31/2011             3,172,032
       5,000,000  US TREASURY NOTE                                                     4.63       12/31/2011             5,316,015
       3,000,000  US TREASURY NOTE                                                     4.63       02/29/2012             3,206,718
       1,000,000  US TREASURY NOTE                                                     4.63       07/31/2012             1,082,422
       2,000,000  US TREASURY NOTE<<                                                   4.75       05/15/2014             2,232,656
       2,500,000  US TREASURY NOTE                                                     5.00       08/15/2011             2,635,938

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

DIVERSIFIED FIXED INCOME PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
US TREASURY NOTES (CONTINUED)
$      3,000,000  US TREASURY NOTE                                                     5.13%      06/30/2011   $         3,150,702
                                                                                                                       296,492,794
                                                                                                               -------------------
TOTAL US TREASURY SECURITIES (COST $510,199,215)                                                                       522,549,758
                                                                                                               -------------------
SHORT-TERM INVESTMENTS: 5.44%
CORPORATE BONDS & NOTES: 0.14%
       1,820,855  GRYPHON FUNDING LIMITED(v)(a)(i)                                     0.00       08/05/2010               743,455
       5,765,603  VFNC CORPORATION(v)+++/-(a)(i)                                       0.35       09/30/2010             3,228,738
                                                                                                                         3,972,193
                                                                                                               -------------------
INVESTMENT COMPANIES: 5.30%

SHARES                                                                               YIELD
----------------                                                                 -------------
      66,253,987  WELLS FARGO ADVANTAGE MONEY MARKET TRUST##(l)(u)~                    0.16%                            66,253,987
      77,984,385  WELLS FARGO SECURITIES LENDING CASH INVESTMENTS LLC(v)(l)(u)         0.30                             77,984,385
                                                                                                                       144,238,372
                                                                                                               -------------------
TOTAL SHORT-TERM INVESTMENTS (COST $147,219,429)                                                                       148,210,565
                                                                                                               -------------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $2,714,992,304)*                                                101.55%                                     2,765,615,495
Other Assets and Liabilities, Net                                         (1.55)                                       (42,304,950)
                                                                         ------                                -------------------
TOTAL NET ASSETS                                                         100.00%                               $     2,723,310,545
                                                                         ======                                ===================

## ALL OR A PORTION OF THIS SECURITY HAS BEEN SEGREGATED FOR WHEN-ISSUED, DELAYED DELIVERY SECURITIES AND/OR UNFUNDED LOANS.

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-  VARIABLE RATE INVESTMENTS.

(l)  INVESTMENT IN AN AFFILIATE.

@    FOREIGN BOND PRINCIPAL IS DENOMINATED IN LOCAL CURRENCY.

%%   SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY(UNAUDITED).

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $2,716,021,607 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 88,198,734
GROSS UNREALIZED DEPRECIATION    (38,604,846)
                                ------------
NET UNREALIZED APPRECIATION     $ 49,593,888

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

SHORT TERM INVESTMENT PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
AGENCY SECURITIES: 0.34%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.34%
$      1,000,000  FHLMC+/-                                                             0.20%      02/02/2012   $           998,648
                                                                                                               -------------------
TOTAL AGENCY SECURITIES (COST $998,648)                                                                                    998,648
                                                                                                               -------------------
CORPORATE BONDS & NOTES: 1.74%
CONSUMER NON CYCLICALS: 0.03%
         100,000  ACTS RETIREMENT LIFE COMMUNITIES INCORPORATED                        0.32       11/15/2029               100,000
                                                                                                               -------------------
DEPOSITORY INSTITUTIONS: 0.34%
       1,000,000  COMMONWEALTH BANK OF AUSTRALIA+/-++                                  0.35       06/04/2010             1,000,000
                                                                                                               -------------------
HOLDING & OTHER INVESTMENT OFFICES: 0.86%
       2,500,000  BERKSHIRE HATHAWAY INCORPORATED+/-                                   0.35       02/10/2011             2,500,069
                                                                                                               -------------------
MEDIUM TERM NOTE: 0.17%
         500,000  EKSPORTFINANS ASA+/-                                                 0.43       09/22/2010               500,000
                                                                                                               -------------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.14%
         400,000  SEARIVER MARITIME INCORPORATED(i)                                    0.55       10/01/2011               400,000
                                                                                                               -------------------
SPECIAL PURPOSE ENTITY: 0.20%
         194,000  GBG LLC CUSTODY RECEIPTS++                                           0.35       09/01/2027               194,000
         390,000  LTF REAL ESTATE VRDN I LLC++                                         0.37       06/01/2033               390,000
                                                                                                                           584,000
                                                                                                               -------------------
TOTAL CORPORATE BONDS & NOTES (COST $5,084,069)                                                                          5,084,069
                                                                                                               -------------------
CERTIFICATES OF DEPOSIT: 7.86%
       2,000,000  ABBEY NATIONAL TREASURY SERVICES                                     0.34       12/10/2010             2,000,000
       2,000,000  ABBEY NATIONAL TREASURY SERVICES+/-                                  0.37       02/14/2011             2,000,000
       2,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                            0.44       01/11/2011             2,000,000
       1,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                            0.49       10/20/2010             1,000,000
       1,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                    0.40       01/10/2011             1,000,000
         500,000  BARCLAYS BANK PLC+/-                                                 0.66       04/29/2011               500,000
       1,500,000  BARCLAYS BANK PLC (NEW YORK)+/-                                      0.59       01/19/2011             1,500,000
       2,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                      0.83       11/08/2010             2,000,000
         500,000  BARCLAYS BANK PLC (NEW YORK)+/-                                      1.00       06/24/2010               500,000
       1,000,000  JPMORGAN CHASE BANK+/-                                               0.55       05/16/2011             1,000,773
       1,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                    0.57       07/26/2010             1,000,000
       1,500,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                    0.57       11/12/2010             1,500,000
       1,000,000  NATIXIS+/-                                                           0.65       02/04/2011             1,000,000
       1,000,000  RABOBANK NEDERLAND NV+/-                                             0.29       01/07/2011             1,000,000
       1,000,000  RABOBANK NEDERLAND NV (NEW YORK)+/-                                  0.34       10/19/2010             1,000,000
       2,000,000  ROYAL BANK SCOTLAND PLC/GREENWICH CT+/-                              0.95       07/16/2010             2,000,000
         500,000  UNICREDIT BANK AG                                                    0.34       07/12/2010               499,980
       1,500,000  WESTPAC SECURITIES NZ LIMITED+/-++                                   0.42       11/05/2010             1,500,000
TOTAL CERTIFICATES OF DEPOSIT (COST $23,000,753)                                                                        23,000,753
                                                                                                               -------------------
COMMERCIAL PAPER: 52.75%
       1,000,000  AMSTEL FUNDING CORPORATION++(p)                                      0.01       06/01/2010             1,000,000
       1,000,000  AMSTEL FUNDING CORPORATION++##(p)                                    0.43       06/07/2010               999,917
       1,000,000  AMSTEL FUNDING CORPORATION++##(p)                                    0.45       06/10/2010               999,875
       1,751,000  AMSTEL FUNDING CORPORATION++##(p)                                    0.51       07/30/2010             1,749,508
         500,000  AMSTERDAM FUNDING CORPORATION++##(p)                                 0.27       07/08/2010               499,856
       1,000,000  AMSTERDAM FUNDING CORPORATION++##(p)                                 0.27       07/14/2010               999,666
       2,000,000  AMSTERDAM FUNDING CORPORATION++##(p)                                 0.29       07/12/2010             1,999,317

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

SHORT TERM INVESTMENT PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
COMMERCIAL PAPER (continued)
$      1,000,000  AMSTERDAM FUNDING CORPORATION++##(p)                                 0.30%      07/21/2010   $           999,569
         500,000  AMSTERDAM FUNDING CORPORATION++##(p)                                 0.44       07/27/2010               499,650
       1,000,000  ANGLO IRISH BANK CORPORATION++                                       0.01       06/01/2010             1,000,000
         300,000  ARABELLA FINANCE LLC++##(p)                                          0.48       06/23/2010               299,908
       1,000,000  ARGENTO VARIABLE FUNDING COMPANY LLC++##(p)                          0.33       07/26/2010               999,481
       1,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                    0.37       01/12/2011               999,969
       1,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                    0.47       12/13/2010             1,000,054
       1,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                    0.83       07/09/2010             1,000,000
       3,000,000  ASPEN FUNDING CORPORATION++##(p)                                     0.23       06/10/2010             2,999,813
       1,000,000  AUTOBAHN FUNDING COMPANY LLC++##(p)                                  0.27       06/28/2010               999,790
       1,000,000  AUTOBAHN FUNDING COMPANY LLC++##(p)                                  0.27       07/08/2010               999,712
         450,000  AUTOBAHN FUNDING COMPANY LLC++##(p)                                  0.30       07/12/2010               449,841
       1,000,000  AUTOBAHN FUNDING COMPANY LLC++##(p)                                  0.30       07/13/2010               999,638
         500,000  BANCO BILBAO VIZCAYA ARGENTARIA SA (LONDON)++##                      0.29       06/22/2010               499,913
       1,000,000  BANQUE ET CAISSE D'EPARGNE DE L'ETAT##                               0.26       07/06/2010               999,738
         500,000  BANQUE ET CAISSE D'EPARGNE DE L'ETAT##                               0.30       07/20/2010               499,789
       1,007,000  BEETHOVEN FUNDING CORPORATION++##(p)                                 0.28       06/03/2010             1,006,977
       1,000,000  BG ENERGY FINANCE INCORPORATED++##                                   0.36       06/22/2010               999,778
       1,000,000  BG ENERGY FINANCE INCORPORATED++##                                   0.41       07/02/2010               999,638
       2,000,000  BNP PARIBAS FINANCE INCORPORATED##                                   0.28       07/09/2010             1,999,388
       1,000,000  BNZ INTERNATIONAL FUNDING LIMITED++##                                0.26       07/07/2010               999,730
       1,000,000  BNZ INTERNATIONAL FUNDING LIMITED++##                                0.60       08/26/2010               998,567
       1,000,000  BPCE SA++##                                                          0.29       07/14/2010               999,642
       1,000,000  CAFCO LLC++##(p)                                                     0.25       06/17/2010               999,884
       1,000,000  CAFCO LLC++##(p)                                                     0.28       07/06/2010               999,718
       1,000,000  CAFCO LLC++##(p)                                                     0.33       07/28/2010               999,462
         300,000  CAFCO LLC++##(p)                                                     0.38       08/05/2010               299,794
       1,000,000  CANCARA ASSET SECURITISATION LLC++##(p)                              0.26       07/07/2010               999,730
       1,000,000  CANCARA ASSET SECURITISATION LLC++##(p)                              0.26       07/08/2010               999,723
         500,000  CANCARA ASSET SECURITISATION LLC++##(p)                              0.30       07/26/2010               499,763
       1,000,000  CANCARA ASSET SECURITISATION LLC++##(p)                              0.44       07/20/2010               999,388
         250,000  CHARIOT FUNDING LLC++##(p)                                           0.24       06/21/2010               249,965
         300,000  CHARTA LLC++##(p)                                                    0.27       06/25/2010               299,944
       1,000,000  CHARTA LLC++##(p)                                                    0.27       07/06/2010               999,728
       1,000,000  CHARTA LLC++##(p)                                                    0.28       06/18/2010               999,858
       1,000,000  CHARTA LLC++##(p)                                                    0.29       07/07/2010               999,700
         500,000  CHARTA LLC++##(p)                                                    0.35       07/28/2010               499,715
         500,000  CIESCO LLC++##(p)                                                    0.28       07/09/2010               499,847
         500,000  CIESCO LLC++##(p)                                                    0.31       07/22/2010               499,773
         300,000  CIESCO LLC++##(p)                                                    0.38       08/05/2010               299,794
       1,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST++##(p)                           0.19       06/04/2010               999,979
       2,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST++##(p)                           0.27       07/06/2010             1,999,456
       1,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST++##(p)                           0.28       07/07/2010               999,710
       1,000,000  COMMERZBANK US FINANCE INCORPORATED##                                0.34       06/25/2010               999,767
       1,000,000  COMMONWEALTH BANK OF AUSTRALIA++##                                   0.28       07/08/2010               999,707
       1,000,000  CONCORD MINUTEMEN CAPITAL COMPANY LLC++(p)                           0.01       06/01/2010             1,000,000
       1,000,000  CONCORD MINUTEMEN CAPITAL COMPANY LLC++##(p)                         0.44       07/16/2010               999,438
       1,000,000  CONCORD MINUTEMEN CAPITAL COMPANY LLC++##(p)                         0.44       07/28/2010               999,288
       1,000,000  CONCORD MINUTEMEN CAPITAL COMPANY LLC++##(p)                         0.46       06/23/2010               999,710
       1,000,000  CRC FUNDING LLC++##(p)                                               0.28       07/06/2010               999,718
       2,000,000  CRC FUNDING LLC++##(p)                                               0.29       07/12/2010             1,999,317
         500,000  CRC FUNDING LLC++##(p)                                               0.31       07/20/2010               499,782
         500,000  CRC FUNDING LLC++##(p)                                               0.31       07/21/2010               499,778
       1,000,000  CROWN POINT CAPITAL COMPANY LLC++##(p)                               0.27       06/03/2010               999,978
       1,000,000  CROWN POINT CAPITAL COMPANY LLC++##(p)                               0.39       06/08/2010               999,913
       1,000,000  CROWN POINT CAPITAL COMPANY LLC++##(p)                               0.41       06/10/2010               999,888
       1,000,000  CROWN POINT CAPITAL COMPANY LLC++##(p)                               0.44       07/14/2010               999,463
       1,000,000  DEXIA DELAWARE LLC                                                   0.01       06/01/2010             1,000,000
       2,000,000  DEXIA DELAWARE LLC##                                                 0.30       06/04/2010             1,999,933
       1,000,000  EBBETS FUNDING LLC++##(p)                                            0.49       06/18/2010               999,754
       1,500,000  ELYSIAN FUNDING LLC++##(p)                                           0.50       06/22/2010             1,499,545
       1,000,000  ERASMUS CAPITAL CORPORATION++##(p)                                   0.25       06/08/2010               999,945
         250,000  FALCON ASSET SECURITIZATION COMPANY LLC++##(p)                       0.23       06/15/2010               249,976

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

SHORT TERM INVESTMENT PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
COMMERCIAL PAPER (continued)
$        250,000  FALCON ASSET SECURITIZATION COMPANY LLC++##(p)                       0.24%      06/21/2010   $           249,965
         250,000  FALCON ASSET SECURITIZATION COMPANY LLC++##(p)                       0.24       06/23/2010               249,962
       1,000,000  GOVCO LLC++##(p)                                                     0.21       06/07/2010               999,958
       1,000,000  GOVCO LLC++##(p)                                                     0.24       06/11/2010               999,928
         300,000  GOVCO LLC++##(p)                                                     0.26       06/28/2010               299,939
         500,000  GOVCO LLC++##(p)                                                     0.31       07/21/2010               499,778
         500,000  GOVCO LLC++##(p)                                                     0.33       07/27/2010               499,736
       1,000,000  GRAMPIAN FUNDING LLC++##(p)                                          0.30       07/09/2010               999,673
         500,000  GRAMPIAN FUNDING LLC++##(p)                                          0.30       07/12/2010               499,823
       1,000,000  GRAMPIAN FUNDING LLC++##(p)                                          0.31       06/09/2010               999,922
       1,000,000  GRAMPIAN FUNDING LLC++##(p)                                          0.46       07/23/2010               999,321
         500,000  GRAMPIAN FUNDING LLC++##(p)                                          0.49       07/13/2010               499,708
         250,000  ICICI BANK LIMITED (BAHRAIN)##                                       0.49       07/15/2010               249,847
       1,000,000  ICICI BANK LIMITED (BAHRAIN)##                                       0.49       08/05/2010               999,097
       1,000,000  INTESA FUNDING LLC##                                                 0.23       06/18/2010               999,887
       3,000,000  KREDITANSTALT FUER WIEDERAUFBAU++##                                  0.25       07/07/2010             2,999,235
       2,000,000  LEGACY CAPITAL LLC++##(p)                                            0.44       07/14/2010             1,998,925
       2,000,000  LEXINGTON PARKER CAPITAL++##(p)                                      0.44       07/06/2010             1,999,125
       1,000,000  LEXINGTON PARKER CAPITAL++##(p)                                      0.44       07/16/2010               999,438
         250,000  LIBERTY STREET FUNDING LLC++##(p)                                    0.27       07/09/2010               249,926
       1,000,000  LMA AMERICAS LLC++##(p)                                              0.23       06/15/2010               999,903
         400,000  LMA AMERICAS LLC++##(p)                                              0.35       06/14/2010               399,945
       1,000,000  MATCHPOINT MASTER TRUST++##(p)                                       0.26       07/07/2010               999,730
         300,000  MATCHPOINT MASTER TRUST++##(p)                                       0.35       06/21/2010               299,938
         300,000  MATCHPOINT MASTER TRUST++##(p)                                       0.37       06/29/2010               299,911
         700,000  MATCHPOINT MASTER TRUST++##(p)                                       0.39       06/28/2010               699,790
       1,000,000  METLIFE SHORT TERM FUNDING LLC++##(p)                                0.28       06/08/2010               999,938
       1,500,000  MONT BLANC CAPITAL CORPORATION++##(p)                                0.19       06/09/2010             1,499,924
       1,000,000  NATIONWIDE BUILDING SOCIETY++##                                      0.40       08/16/2010               999,156
       1,500,000  NATIONWIDE BUILDING SOCIETY++##                                      0.29       06/21/2010             1,499,750
       1,000,000  NATIONWIDE BUILDING SOCIETY++##                                      0.29       07/08/2010               999,692
       2,000,000  NATIXIS US FINANCE COMPANY LLC##                                     0.32       07/14/2010             1,999,212
       1,000,000  NEWPORT FUNDING CORPORATION++##(p)                                   0.30       07/22/2010               999,561
         500,000  NEWPORT FUNDING CORPORATION++##(p)                                   0.38       06/25/2010               499,867
       1,000,000  NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                         0.01       06/01/2010             1,000,000
         500,000  NIEUW AMSTERDAM RECEIVABLES CORPORATION++##(p)                       0.14       06/02/2010               499,996
       1,000,000  NIEUW AMSTERDAM RECEIVABLES CORPORATION++##(p)                       0.27       06/09/2010               999,933
         250,000  OLD LINE FUNDING LLC++##(p)                                          0.25       07/06/2010               249,937
       2,000,000  OLD LINE FUNDING LLC++##(p)                                          0.25       07/15/2010             1,999,364
         300,000  OLD LINE FUNDING LLC++##(p)                                          0.26       07/09/2010               299,915
       1,000,000  PRUDENTIAL PLC++                                                     0.01       06/01/2010             1,000,000
       1,000,000  PRUDENTIAL PLC++##                                                   0.32       07/09/2010               999,652
       1,000,000  PRUDENTIAL PLC++##                                                   0.37       07/19/2010               999,493
       1,000,000  REGENCY MARKETS # 1 LLC++##(p)                                       0.30       07/20/2010               999,578
         250,000  RHEIN-MAIN SECURITY LIMITED++##(p)                                   0.30       06/25/2010               249,948
         500,000  RHEINGOLD SECURITIZATION++##(p)                                      0.30       06/22/2010               499,910
         250,000  RHEINGOLD SECURITIZATION++##(p)                                      0.30       06/30/2010               249,938
       2,000,000  RHEINGOLD SECURITIZATION++##(p)                                      0.32       07/15/2010             1,999,193
         700,000  RHEINGOLD SECURITIZATION++##(p)                                      0.45       06/23/2010               699,799
       1,000,000  RHEINGOLD SECURITIZATION++##(p)                                      0.46       06/24/2010               999,693
         500,000  ROMULUS FUNDING CORPORATION++##(p)                                   0.23       06/04/2010               499,988
       1,000,000  ROYAL PARK INVESTMENTS FUNDING CORPORATION++##(p)                    0.24       06/23/2010               999,847
       1,000,000  ROYAL PARK INVESTMENTS FUNDING CORPORATION++##(p)                    0.24       06/25/2010               999,833
         250,000  ROYAL PARK INVESTMENTS FUNDING CORPORATION++##(p)                    0.24       07/06/2010               249,939
       1,000,000  ROYAL PARK INVESTMENTS FUNDING CORPORATION++##(p)                    0.25       07/08/2010               999,738
         300,000  ROYAL PARK INVESTMENTS FUNDING CORPORATION++##(p)                    0.29       07/16/2010               299,888
         250,000  SALISBURY RECEIVABLES COMPANY LLC++##(p)                             0.20       06/04/2010               249,994
       2,000,000  SCALDIS CAPITAL LLC++##(p)                                           0.29       07/13/2010             1,999,300
         500,000  SCALDIS CAPITAL LLC++##(p)                                           0.30       07/16/2010               499,806
       1,000,000  SCALDIS CAPITAL LLC++##(p)                                           0.33       07/20/2010               999,537
       1,000,000  SCALDIS CAPITAL LLC++##(p)                                           0.34       06/11/2010               999,896
       1,000,000  SOCIETE DE PRISE DE PARTICIPATION DE L'ETAT++##                      0.20       06/18/2010               999,901
       1,000,000  SOCIETE DE PRISE DE PARTICIPATION DE L'ETAT++##                      0.26       06/07/2010               999,950

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

SHORT TERM INVESTMENT PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
COMMERCIAL PAPER (continued)
$      3,000,000  SOCIETE GENERALE NORTH AMERICA INCORPORATED##                        0.29%      07/30/2010   $         2,998,574
         500,000  SOLITAIRE FUNDING LLC++##(p)                                         0.25       06/11/2010               499,961
       1,000,000  SOLITAIRE FUNDING LLC++##(p)                                         0.30       07/16/2010               999,613
       2,000,000  SOLITAIRE FUNDING LLC++##(p)                                         0.30       07/22/2010             1,999,122
       1,000,000  SOLITAIRE FUNDING LLC++##(p)                                         0.33       07/29/2010               999,452
       1,000,000  STARBIRD FUNDING CORPORATION++##(p)                                  0.31       07/22/2010               999,547
         500,000  STRAIGHT-A FUNDING LLC++##(p)                                        0.23       06/16/2010               499,950
         250,000  SURREY FUNDING CORPORATION++##(p)                                    0.25       06/17/2010               249,971
         250,000  SURREY FUNDING CORPORATION++##(p)                                    0.25       06/21/2010               249,964
         500,000  SURREY FUNDING CORPORATION++##(p)                                    0.30       07/23/2010               499,776
         500,000  TASMAN FUNDING INCORPORATED++##(p)                                   0.34       07/27/2010               499,728
       2,400,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED++##(p)           0.21       06/07/2010             2,399,903
       1,400,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED++##(p)           0.22       06/14/2010             1,399,877
         410,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED++##(p)           0.26       06/18/2010               409,948
         250,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED++##(p)           0.29       07/15/2010               249,908
         350,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED++##(p)           0.30       07/19/2010               349,855
         250,000  THUNDER BAY FUNDING LLC++##(p)                                       0.25       07/07/2010               249,935
       1,000,000  THUNDER BAY FUNDING LLC++##(p)                                       0.26       07/12/2010               999,693
       1,000,000  TICONDEROGA FUNDING LLC++##(p)                                       0.27       07/06/2010               999,728
       1,000,000  TOYOTA MOTOR CREDIT CORPORATION##                                    0.20       06/03/2010               999,983
         300,000  TOYOTA MOTOR CREDIT CORPORATION##                                    0.34       06/29/2010               299,918
         300,000  TOYOTA MOTOR CREDIT CORPORATION##                                    0.34       07/01/2010               299,913
       1,000,000  UNICREDIT DELAWARE INCORPORATED++##                                  0.39       08/05/2010               999,278
         600,000  UNICREDIT US FINANCE INCORPORATED++##                                0.31       07/01/2010               599,840
       2,000,000  UNICREDIT US FINANCE INCORPORATED++##                                0.33       07/02/2010             1,999,414
       1,000,000  VERSAILLES LLC++(p)                                                  0.01       06/01/2010             1,000,000
       1,000,000  VERSAILLES LLC++##(p)                                                0.25       06/10/2010               999,930
         400,000  VERSAILLES LLC++##(p)                                                0.28       06/18/2010               399,943
       1,000,000  VICTORY RECEIVABLES CORPORATION++(p)                                 0.01       06/01/2010             1,000,000
         500,000  VICTORY RECEIVABLES CORPORATION++##(p)                               0.22       06/04/2010               499,988
         250,000  VICTORY RECEIVABLES CORPORATION++##(p)                               0.37       06/18/2010               249,954
         500,000  VICTORY RECEIVABLES CORPORATION++##(p)                               0.38       06/24/2010               499,872
       1,000,000  WINDMILL FUNDING CORPORATION++##(p)                                  0.27       07/07/2010               999,720
       1,000,000  WINDMILL FUNDING CORPORATION++##(p)                                  0.44       07/23/2010               999,350
         500,000  WINDMILL FUNDING CORPORATION++##(p)                                  0.45       07/27/2010               499,642
TOTAL COMMERCIAL PAPER (COST $154,323,281)                                                                             154,323,281
                                                                                                               -------------------
MUNICIPAL BONDS & NOTES: 11.42%
ALABAMA: 0.69%
       1,000,000  LOWER ALABAMA GAS DISTRICT SUPPLY REVENUE SERIES A (UTILITIES
                  REVENUE, SOCIETE GENERALE LOC)+/-ss                                  0.30       11/01/2027             1,000,000
       1,000,000  SOUTHEAST ALABAMA GAS DISTRICT ALABAMA REVENUE SUPPLY PROJECT
                  SERIES A (IDR)+/-ss                                                  0.30       08/01/2027             1,000,000
                                                                                                                         2,000,000
                                                                                                               -------------------
CALIFORNIA: 2.31%
       3,000,000  CALIFORNIA PCFA PCR PACIFIC GAS & ELECTRIC COMPANY (IDR
                  LOC)+/-ss                                                            0.26       11/01/2026             3,000,000
         200,000  CALIFORNIA SERIES H (HFFA REVENUE, BANK OF AMERICA NA LOC)+/-ss      0.26       07/01/2035               200,000
         230,000  CALIFORNIA STANFORD HOSPITAL SERIES B (HFA REVENUE, FNMA
                  INSURED)+/-ss                                                        0.30       08/01/2036               230,000
          80,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER
                  REVENUE, FIRST SECURITY BANK LOC)+/-ss                               0.27       05/01/2017                80,000
       2,000,000  LOS ANGELES CA DEPARTMENT OF AIRPORT (OTHER REVENUE)##               0.31       07/01/2010             1,999,467
         250,000  PASADENA CA COP SERIES A (LEASE REVENUE, BANK OF AMERICA NA
                  LOC)+/-ss                                                            0.28       02/01/2035               250,000
         500,000  PORT OF OAKLAND CA (OTHER REVENUE)##                                 0.25       06/09/2010               499,969
         500,000  RIVERSIDE CA SERIES C (ELECTRIC REVENUE, BANK OF AMERICA NA
                  LOC)+/-ss                                                            0.28       10/01/2035               500,000
                                                                                                                         6,759,436
                                                                                                               -------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

SHORT TERM INVESTMENT PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE         VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
COLORADO: 0.39%
$        250,000  COLORADO HFA TAXABLE MULTIFAMILY PROJECT B II (HOUSING
                  REVENUE, FNMA INSURED)+/-ss                                          0.30%      05/01/2050   $           250,000
         400,000  DENVER CO CITY & COUNTY SCHOOL DISTRICT #1 SERIES A (LEASE
                  REVENUE, FIRST SECURITY BANK LOC)+/-ss                               0.45       12/15/2037               400,000
         500,000  DENVER CO CITY & COUNTY SCHOOL DISTRICT #1 SERIES B (LEASE
                  REVENUE, AGM INSURED)+/-ss                                           0.40       12/15/2037               500,000
                                                                                                                         1,150,000
                                                                                                               -------------------
FLORIDA: 1.06%
       1,000,000  ALACHUA COUNTY FL HEALTH FACILITIES AUTHORITY (OTHER REVENUE)        0.34       06/03/2010             1,000,000
       1,000,000  CITY OF CAPE CORAL FLORIDA (OTHER REVENUE)                           0.35       06/01/2010             1,000,000
         500,000  FLORIDA MUNICIPAL POWER AGENCY ALL REQUIREMENTS SUPPLY SERIES
                  C (ELECTRIC REVENUE, BANK OF AMERICA NA LOC)+/-ss                    0.27       10/01/2035               500,000
         590,000  PALM BEACH COUNTY FL PINE CREST PREPARATORY SCHOOL PROJECT
                  (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)+/-ss                0.30       06/01/2032               590,000
                                                                                                                         3,090,000
                                                                                                               -------------------
KENTUCKY: 0.34%
       1,000,000  KENTUCKY INCORPORATED PUBLIC ENERGY AUTHORITY SERIES A (OTHER
                  REVENUE, SOCIETE GENERALE LOC)+/-ss                                  0.75       08/01/2016             1,000,000
                                                                                                               -------------------
MARYLAND: 0.51%
         500,000  MONTGOMERY COUNTY MD (OTHER REVENUE)                                 0.27       06/03/2010               500,000
       1,000,000  MONTGOMERY COUNTY MD (OTHER REVENUE)                                 0.30       06/22/2010             1,000,000
                                                                                                                         1,500,000
                                                                                                               -------------------
MASSACHUSETTS: 1.14%
         340,000  MASSACHUSETTS DEVELOPMENT FINANCE AGENCY BABSON COLLEGE B
                  (OTHER REVENUE, CITIBANK NA LOC)+/-ss                                0.33       10/01/2031               340,000
       2,000,000  MASSACHUSETTS STATE HEFA SERIES 3 (HFA, JPMORGAN CHASE BANK
                  LOC)+/-ss                                                            0.27       10/01/2038             2,000,000
       1,000,000  MASSACHUSETTS STATE HEFA SERIES 4 (HFA, JPMORGAN CHASE BANK
                  LOC)+/-ss                                                            0.26       10/01/2049             1,000,000
                                                                                                                         3,340,000
                                                                                                               -------------------
MINNESOTA: 0.09%
         245,000  MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES T (HOUSING
                  REVENUE, GO OF AUTHORITY)+/-ss                                       0.35       07/01/2048               245,000
                                                                                                               -------------------
NEW JERSEY: 0.07%
         195,000  NEW JERSEY STATE HOUSING & MORTGAGE FINANCE AGENCY TAXABLE
                  SERIES 4 (HOUSING REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                  LOC)+/-ss                                                            0.40       11/01/2037               195,000
                                                                                                               -------------------
NEW YORK: 0.68%
       1,000,000  NEW YORK CITY NY IDAG PROJECT BRYANT PARK LLC (IDR, BANK OF
                  AMERICA LOC)+/-ss                                                    0.28       11/01/2039             1,000,000
       1,000,000  NEW YORK NY SUBSERIES C-4   (PROPERTY TAX REVENUE, BNP
                  PARIBAS LOC)+/-ss                                                    0.25       08/01/2020             1,000,000
                                                                                                                         2,000,000
                                                                                                               -------------------
OHIO: 0.36%
         442,000  OHIO HFA RESIDENTIAL MORTGAGE SECURITIES PROGRAM (HOUSING
                  REVENUE, GNMA INSURED)+/-ss                                          0.34       09/01/2029               442,000
         219,000  OHIO STATE HFA RESIDENTIAL MANAGEMENT TAXABLE SERIES I
                  (HOUSING REVENUE, GNMA INSURED)+/-ss                                 0.34       09/01/2039               219,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

SHORT TERM INVESTMENT PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
OHIO (continued)
$        400,000  PARMA OH COMMUNITY GENERAL HOSPITAL SERIES A (OTHER REVENUE,
                  JPMORGAN CHASE BANK LOC)+/-ss                                        0.24%      11/01/2029   $           400,000
                                                                                                                         1,061,000
                                                                                                               -------------------
TENNESSEE: 0.40%
          95,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
                  BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss           0.27       07/01/2034                95,000
         410,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
                  BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss           0.27       11/01/2035               410,000
         275,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY (OTHER
                  REVENUE, BANK OF AMERICA NA LOC)+/-ss                                0.27       02/01/2036               275,000
         400,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED
                  FINANCING  REVENUE (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss      0.28       07/01/2038               400,000
                                                                                                                         1,180,000
                                                                                                               -------------------
TEXAS: 2.70%
       2,000,000  BEXAR COUNTY TX HEFA SERIES A (HCFR, JPMORGAN CHASE BANK
                  LOC)+/-ss                                                            0.31       12/01/2032             2,000,000
       1,000,000  HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE
                  CORPORATION YMCA GREATER HOUSTON SERIES B (RECREATIONAL
                  REVENUE, ALLIED IRISH BANK LOC)+/-ss                                 2.00       06/01/2038             1,000,000
       1,000,000  HARRIS COUNTY TX IDAG (IDR)+/-ss                                     0.33       03/01/2023             1,000,000
       1,000,000  HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION DEER PARK
                  REFINING (RESOURCE RECOVERY REVENUE)+/-ss                            0.26       03/01/2023             1,000,000
       1,000,000  MIDLOTHIAN TX IDAG HOLCIM PROJECT (IDR, UBS AG INSURED)+/-ss         0.25       08/01/2034             1,000,000
       1,500,000  PORT ARTHUR TX NAVY DISTRICT ENVIRONMENTAL FACILITIES MOTIVA
                  ENTERPRISES B (OTHER REVENUE)+/-ss                                   0.28       12/01/2039             1,500,000
         100,000  TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A
                  (OTHER REVENUE, NATIONS BANK NA LOC)+/-ss                            0.35       06/01/2045               100,000
         300,000  TYLER TX HEALTH FACILITIES DEVELOPMENT CORPORATION MOTHER
                  FRANCES HOSPITAL SERIES B (HCFR, BANK OF AMERICA NA LOC)+/-ss        0.30       07/01/2020               300,000
                                                                                                                         7,900,000
                                                                                                               -------------------
VIRGINIA: 0.68%
       2,000,000  HARRISONBURG VA REDEVELOPMENT & HOUSING AUTHORITY SERIES A
                  (PROPERTY TAX REVENUE, BANK OF AMERICA NA LOC)+/-ss                  0.32       05/01/2026             2,000,000
                                                                                                               -------------------
TOTAL MUNICIPAL BONDS & NOTES (COST $33,420,436)                                                                        33,420,436
                                                                                                               -------------------
SECURED MASTER NOTE AGREEMENT: 2.02%
       4,200,000  BANK OF AMERICA NA(a)+/-ss                                           0.37       09/09/2034             4,200,000
       1,700,000  CITIGROUP GLOBAL MARKETS HOLDINGS DTC MMI(a)+/-ss                    0.72       09/09/2049             1,700,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $5,900,000)                                                                    5,900,000
                                                                                                               -------------------
TIME DEPOSITS: 13.67%
       3,000,000  ABN AMRO BANK NV                                                     0.27       06/01/2010             3,000,000
       1,000,000  ALLIED IRISH BANK PLC                                                0.55       06/03/2010             1,000,000
       2,000,000  ALLIED IRISH BANK PLC                                                0.55       06/04/2010             2,000,000
       2,000,000  BANK OF IRELAND                                                      0.50       06/01/2010             2,000,000
       1,000,000  BANK OF IRELAND                                                      0.55       06/03/2010             1,000,000
       2,000,000  BANK OF NOVA SCOTIA                                                  0.25       06/01/2010             2,000,000
       1,000,000  BNP PARIBAS                                                          0.26       06/01/2010             1,000,000
       1,000,000  CREDIT AGRICOLE CIB                                                  0.25       06/01/2010             1,000,000
       1,000,000  DANSKE BANK A/S COPENHAGEN                                           0.30       06/02/2010             1,000,000
       1,000,000  DANSKE BANK A/S COPENHAGEN                                           0.35       06/01/2010             1,000,000
       3,000,000  DEUTSCHE BANK                                                        0.22       06/01/2010             3,000,000
       1,000,000  DEXIA BANK SA                                                        0.40       06/03/2010             1,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

SHORT TERM INVESTMENT PORTFOLIO

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
----------------  -------------------------------------------------------------  -------------  -------------  -------------------
TIME DEPOSITS (continued)
$      3,000,000  DNB NOR BANK                                                         0.24%      06/01/2010   $         3,000,000
       2,000,000  DZ BANK AG                                                           0.22       06/01/2010             2,000,000
       2,000,000  FORTIS BANK NV SA                                                    0.32       06/01/2010             2,000,000
       1,000,000  FORTIS BANK NV SA                                                    0.38       06/01/2010             1,000,000
       2,000,000  GROUPE BPCE                                                          0.28       06/01/2010             2,000,000
       2,000,000  INTESA SANPAOLO SPA                                                  0.36       06/02/2010             2,000,000
       3,000,000  KBC BANK NV                                                          0.23       06/01/2010             3,000,000
       1,000,000  NATIXIS SA                                                           0.40       06/01/2010             1,000,000
       3,000,000  NRW BANK                                                             0.27       06/01/2010             3,000,000
       2,000,000  UBS AG                                                               0.30       06/02/2010             2,000,000
TOTAL TIME DEPOSITS (COST $40,000,000)                                                                                  40,000,000
                                                                                                               -------------------
REPURCHASE AGREEMENTS(z): 10.10%
       5,000,000  BANK OF AMERICA NA, DATED 5/28/2010, MATURITY VALUE
                  $5,000,111 (1)                                                       0.20       06/01/2010             5,000,000
       1,000,000  BANK OF AMERICA SECURITIES LLC, DATED 5/28/2010, MATURITY
                  VALUE $1,000,036 (2)                                                 0.32       06/01/2010             1,000,000
       1,000,000  BARCLAYS CAPITAL INCORPORATED, DATED 5/28/2010, MATURITY
                  VALUE $1,000,026 (3)                                                 0.23       06/01/2010             1,000,000
       7,000,000  BARCLAYS CAPITAL INCORPORATED, DATED 5/28/2010, MATURITY
                  VALUE $7,000,156 (4)                                                 0.20       06/01/2010             7,000,000
       3,000,000  BNP PARIBAS SECURITIES, DATED 5/28/2010, MATURITY VALUE
                  $3,000,070 (5)                                                       0.21       06/01/2010             3,000,000
         550,000  CITIGROUP GLOBAL MARKETS, DATED 5/28/2010, MATURITY VALUE
                  $550,013 (6)                                                         0.21       06/01/2010               550,000
       3,000,000  CITIGROUP GLOBAL MARKETS, DATED 5/28/2010, MATURITY VALUE
                  $3,000,070 (7)                                                       0.21       06/01/2010             3,000,000
       3,000,000  GOLDMAN SACHS & COMPANY, DATED 5/28/2010, MATURITY VALUE
                  $3,000,067 (8)                                                       0.20       06/01/2010             3,000,000
       3,000,000  JP MORGAN SECURITIES, DATED 5/28/2010, MATURITY VALUE
                  $3,000,070 (9)                                                       0.21       06/01/2010             3,000,000
       3,000,000  RBS SECURITIES INCORPORATED, DATED 5/28/2010, MATURITY VALUE
                  $3,000,070 (10)                                                      0.21       06/01/2010             3,000,000
TOTAL REPURCHASE AGREEMENTS (COST $29,550,000)                                                                          29,550,000
                                                                                                               -------------------
US TREASURY SECURITIES: 1.03%
US TREASURY BILLS: 1.03%
       3,000,000  US Treasury Bill##                                                   0.23       11/18/2010             2,996,866
                                                                                                               -------------------
TOTAL US TREASURY SECURITIES (COST $2,996,866)                                                                           2,996,866
                                                                                                               -------------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $295,274,053)*                                                  100.93%                                       295,274,053
Other Assets and Liabilities, Net                                         (0.93)                                        (2,711,248)
                                                                         ------                                -------------------
TOTAL NET ASSETS                                                         100.00%                               $       292,562,805
                                                                         ======                                ===================

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY(UNAUDITED).

(z)  COLLATERALIZED BY:

     (1) U.S. GOVERNMENT SECURITY, 5.50%, 6/1/2038, MARKET VALUE INCLUDING ACCRUED INTEREST IS $5,150,000.

     (2)  U.S. GOVERNMENT SECURITIES, 0.00% TO 0.35%, 6/7/2010 TO 6/11/2010,
          MARKET VALUE INCLUDING ACCRUED INTEREST IS $1,020,000.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

SHORT TERM INVESTMENT PORTFOLIO

     (3)  U.S. GOVERNMENT SECURITIES, 2.90% TO 6.00%, 4/1/2018 TO 5/1/2040,
          MARKET VALUE INCLUDING ACCRUED INTEREST IS $1,030,000.

     (4)  U.S. GOVERNMENT SECURITIES, 0.00% TO 7.00%, 6/25/2010 TO 3/20/2059,
          MARKET VALUE INCLUDING ACCRUED INTEREST IS $7,105,581.

     (5)  U.S. GOVERNMENT SECURITIES, 0.00% TO 6.50%, 8/1/2021 TO 5/1/2040,
          MARKET VALUE INCLUDING ACCRUED INTEREST IS $3,090,000.

     (6)  U.S. GOVERNMENT SECURITIES, 0.00% TO 5.50%, 5/1/2025 TO 2/20/2040,
          MARKET VALUE INCLUDING ACCRUED INTEREST IS $561,000.

     (7)  U.S. GOVERNMENT SECURITIES, 0.00% TO 2.50%, 10/7/2010 TO 7/15/2016,
          MARKET VALUE INCLUDING ACCRUED INTEREST IS $3,090,000.

     (8)  U.S. GOVERNMENT SECURITIES, 4.00% TO 7.00%, 9/20/2033 TO 5/20/2040,
          MARKET VALUE INCLUDING ACCRUED INTEREST IS $3,090,000.

     (9)  U.S. GOVERNMENT SECURITIES, 4.00% TO 11.50%, 4/15/2013 TO 12/15/2050,
          MARKET VALUE INCLUDING ACCRUED INTEREST IS $3,090,016.

     (10) U.S. GOVERNMENT SECURITIES, 0.00% TO 2.50%, 4/27/2011 TO 5/1/2040,
          MARKET VALUE INCLUDING ACCRUED INTEREST IS $3,077,158.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE DOW JONES MASTER PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market


                                    1 | Page

WELLS FARGO ADVANTAGE DOW JONES MASTER PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

approach, income approach and/or cost approach, where applicable, for each security type.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and loses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

FORWARD FOREIGN CURRENCY CONTRACTS

Certain Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.


                                    2 | Page

WELLS FARGO ADVANTAGE DOW JONES MASTER PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

SECURITY LOANS

The Funds may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Fund continues to receive interest or dividends on the securities loaned. A Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, a Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Funds lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions are invested in Wells Fargo Securities Lending Cash Investments, LLC (the "Cash Collateral Fund"). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC ("Funds Management"), and is sub-advised by Wells Capital Management Incorporated ("Wells Capital Management"). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-advisor. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the ash Collateral Fund is included in securities lending income on the Statement of Operations.

Prior to April 1, 2010, Wells Fargo Bank, N.A. acted as the securities lending agent for the Funds and was entitled to receive for its services 25% of the revenues earned on the securities lending activities. For the three month ended May 31, 2010, Wells Fargo Bank, N.A. waived a portion of its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. had the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan and the liability to return the collateral are shown on the Statements of Assets and Liabilities.

FUTURES CONTRACTS

Certain Funds may be subject to equity price risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the


                                    3 | Page

WELLS FARGO ADVANTAGE DOW JONES MASTER PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

MORTGAGE DOLLAR ROLL TRANSACTIONS

The Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association
(GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for the dollar roll transactions as purchases and sales.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of May 31, 2010, the following Funds owned certain of these types of structured securities in the amounts shown in the table. These securities were originally purchased by the Funds' securities lending agent on behalf of the Funds through a joint account with cash collateral received by the Funds pursuant to loans of the Funds' securities. Although considered high-quality, short-term money market instruments when originally purchased by the securities lending agent through the joint account, the SIVs have been restructured following default and are valued at fair value as shown in the Portfolio of Investments.

                                     RESTRUCTURED SIVS ($VALUE)   % OF NET ASSETS
                                     --------------------------   ---------------
Diversified Fixed Income Portfolio          $3,972,193                 0.15
Diversified Stock Portfolio                  7,420,222                 0.19

In a securities lending transaction, the net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of each Fund


                                    4 | Page

WELLS FARGO ADVANTAGE DOW JONES MASTER PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

reflects the current valuations assigned to the restructured SIVs that were purchased on its behalf through the investment of cash collateral. Fluctuations in the values of restructured SIVs generate unrealized gains or losses for a Fund, which are reflected in the Fund's Statement of Assets and Liabilities.

The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Funds' lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired SIVs fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Funds' ratable exposure to the defaulted or impaired SIVs, the adviser to the Funds recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending ("side pocketing") based on each Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Fund's ownership of defaulted or impaired SIVs in the joint account based on each such Fund's percentage ownership of the joint account as of such date.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2010, the inputs used in valuing the Fund's assets, which are carried at fair value, were as follows:


                                    5 | Page

WELLS FARGO ADVANTAGE DOW JONES MASTER PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

                                                      SIGNIFICANT OTHER       SIGNIFICANT
                                      QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS
INVESTMENTS IN SECURITIES               (LEVEL 1)         (LEVEL 2)            (LEVEL 3)             TOTAL
-------------------------            --------------   -----------------   -------------------   --------------
DIVERSIFIED FIXED INCOME PORTFOLIO
   AGENCY SECURITIES                 $            0     $  771,113,084         $        0       $  771,113,084
   CORPORATE BONDS AND NOTES                      0        570,307,778          4,690,204          574,997,982
   FOREIGN CORPORATE BONDS                        0        103,705,329                  0          103,705,329
   FOREIGN GOVERNMENT BONDS                       0        648,958,407                  0          648,958,407
   INVESTMENT COMPANIES                  66,253,987         77,984,385                  0          144,238,372
   MUNICIPAL BONDS AND NOTES                      0             52,563                  0               52,563
   U.S TREASURY OBLIGATIONS             522,549,758                  0                  0          522,549,758
                                     --------------     --------------         ----------       --------------
                                     $  588,803,745     $2,172,121,546         $4,690,204       $2,765,615,495
                                     --------------     --------------         ----------       --------------
DIVERSIFIED STOCK PORTFOLIO
   EQUITY SECURITIES
      COMMON STOCKS                  $2,778,474,978     $1,022,335,243         $1,973,355       $3,802,783,576
      PREFERRED STOCKS                   30,334,759          2,456,191                  0           32,790,950
      RIGHTS                                132,689                  0             13,844              146,533
      WARRANTS                                8,542                  0                 21                8,563
   CORPORATE BONDS AND NOTES                      0                  0          7,420,222            7,420,222
   INVESTMENT COMPANIES                  85,598,785        483,448,304                  0          569,047,089
                                     --------------     --------------         ----------       --------------
                                     $2,894,549,753     $1,508,239,738         $9,407,442       $4,412,196,933
                                     --------------     --------------         ----------       --------------
SHORT TERM INVESTMENT PORTFOLIO
   AGENCY SECURITIES                 $            0     $      998,648         $        0       $      998,648
   CERTIFICATE OF DEPOSIT                         0         23,000,753                  0           23,000,753
   COMMERCIAL PAPER                               0        154,323,281                  0          154,323,281
   CORPORATE BONDS AND NOTES                      0          5,084,069                  0            5,084,069
   MUNICIPAL BONDS AND NOTES                      0         33,420,436                  0           33,420,436
   REPURCHASE AGREEMENTS                          0         29,550,000                  0           29,550,000
   SECURED MASTER NOTE AGREEMENT                  0                  0          5,900,000            5,900,000
   TIME DEPOSITS                                  0         40,000,000                  0           40,000,000
   U.S TREASURY OBLIGATIONS                       0          2,996,866                  0            2,996,866
                                     --------------     --------------         ----------       --------------
                                     $            0     $  289,374,053         $5,900,000       $  295,274,053
                                     --------------     --------------         ----------       --------------

As of May 31, 2010, the inputs used in valuing Diversified Fixed Income Portfolio's other financial instruments, which are carried at fair value, were as follows:

                                                     SIGNIFICANT OTHER   SIGNIFICANT UNOBSERVABLE
                                     QUOTED PRICES   OBSERVABLE INPUTS            INPUTS
OTHER FINANCIAL INSTRUMENTS            (LEVEL 1)          (LEVEL 2)              (LEVEL 3)            TOTAL
---------------------------          -------------   -----------------   ------------------------   ---------
FORWARD FOREIGN CURRENCY CONTRACTS         $0            ($197,925)                 $0              ($197,925)

As of May 31, 2010, the inputs used in valuing Diversified Stock Portfolio's other financial instruments, which are carried at fair value, were as follows:

                                                     SIGNIFICANT OTHER   SIGNIFICANT UNOBSERVABLE
                                     QUOTED PRICES   OBSERVABLE INPUTS            INPUTS
OTHER FINANCIAL INSTRUMENTS            (LEVEL 1)          (LEVEL 2)              (LEVEL 3)             TOTAL
---------------------------          -------------   -----------------   ------------------------   ----------
FUTURES CONTRACTS                     (5,913,924)            0                      0               (5,913,924)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:


                                     6| Page

WELLS FARGO ADVANTAGE DOW JONES MASTER PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

                                                            CORPORATE BONDS
                                                               AND NOTES
                                                            ---------------
DIVERSIFIED FIXED INCOME PORTFOLIO
BALANCE AS OF FEBRUARY 28,2010                                 $3,863,378
  Accrued discounts (premiums)                                       (164)
  Realized gain (loss)                                             (1,058)
  Change in unrealized gain or losses                             382,124
  Net purchases (sales)                                          (256,020)
  Net transfer in (out) of Level 3                                701,944
BALANCE AS OF MAY 31,2010                                      $4,690,204
Change in unrealized gains or losses included in earnings
   relating to securities still held at May 31, 2010           $  252,847

                                                             COMMON     CORPORATE BONDS
                                                             STOCKS        AND NOTES       RIGHTS   WARRANTS
                                                           ----------   ---------------   -------   --------
DIVERSIFIED STOCK PORTFOLIO
BALANCE AS OF FEBRUARY 28,2010                             $  722,454     $7,330,925      $ 8,450      $ 0
  Accrued discounts (premiums)                                      0              0            0        0
  Realized gain (loss)                                       (185,625)             0            0        0
  Change in unrealized gain or losses                       1,585,808        630,190       (2,907)       0
  Net purchases (sales)                                      (149,282)      (540,893)       8,301        0
  Net transfer in (out) of Level 3                                  0              0            0       21
BALANCE AS OF MAY 31, 2010                                 $1,973,355     $7,420,222      $13,844      $21
Change in unrealized gains or losses included in
   earnings relating to securities still held at May 31,   $1,348,471     $  334,747      $(2,183)     $ 0

                                                                                SECURED
                                                            CORPORATE BONDS   MASTER NOTE
                                                               AND NOTES       AGREEMENT
                                                            ---------------   -----------
SHORT TERM INVESTMENT PORTFOLIO
BALANCE AS OF FEBRUARY 28,2010                                 $ 527,454       $        0
   Accrued discounts (premiums)                                        0                0
   Realized gain (loss)                                         (527,454)               O
   Change in unrealized gain or losses                                 0                0
   Net purchases (sales)                                               0                0
   Net transfer in (out) of Level 3                                    0        5,900,000
BALANCE AS OF May 31, 2010                                     $       0       $5,900,000
Change in unrealized gains or losses included in earnings
   relating to securities still held at May 31, 2010           $       0       $        0

DERIVATIVE TRANSACTIONS

During the three months ended May 31, 2010, the Diversified Fixed Income Portfolio entered into forward foreign currency exchange contracts for hedging purposes.

At May 31, 2010, the Diversified Fixed Income Portfolio had forward foreign currency exchange contracts outstanding as follows:


                                    7 | Page

WELLS FARGO ADVANTAGE DOW JONES MASTER PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS -- MAY 31, 2010 (UNAUDITED)

Forward Foreign Currency Exchange Contracts to Buy:

                                                               NET UNREALIZED
EXCHANGE                          U.S VALUE AT   IN EXCHANGE    APPRECIATION/
  DATE     CONTRACTS TO RECEIVE   MAY 31, 2010    FOR U.S. $   (DEPRECIATION)
--------   --------------------   ------------   -----------   --------------
6/4/2010           850,000 AUD     $   716,472   $   778,336     $   61,864
6/4/2010         2,300,000 CAD       2,194,842     2,282,335         87,493
6/4/2010         2,700,000 DKK         446,164       491,382         45,218
6/4/2010        26,850,000 EUR      33,007,388    36,191,123      3,183,735
6/4/2010         6,400,000 GBP       9,297,630     9,654,689        357,059
6/4/2010     4,353,000,000 JPY      47,770,914    46,860,719       (910,195)
6/4/2010         1,000,000 SEK         127,835       125,872         (1,963)

Forward Foreign Currency Exchange Contracts to Sell:

                                                               NET UNREALIZED
EXCHANGE                          U.S VALUE AT   IN EXCHANGE    APPRECIATION/
  DATE     CONTRACTS TO DELIVER   MAY 31, 2010    FOR U.S. $   (DEPRECIATION)
--------   --------------------   ------------   -----------   --------------
6/4/2010           850,000 AUD     $   716,472   $   774,435    $   (57,963)
6/4/2010         2,300,000 CAD       2,194,842     2,265,965        (71,123)
6/4/2010         2,700,000 DKK         446,164       490,330        (44,166)
6/4/2010        26,850,000 EUR      33,007,388    36,229,345     (3,221,957)
6/4/2010         6,400,000 GBP       9,297,630     9,747,217       (449,587)
6/4/2010     4,353,000,000 JPY      47,770,914    46,937,156        833,758
6/4/2010         1,000,000 SEK         127,835       137,933        (10,098)

Diversified Fixed Income Portfolio had average market values of $65,271,919 and $60,900,059 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the three months ended May 31, 2010.

During the three months ended May 31, 2010, the Diversified Stock Portfolio entered into futures contracts for hedging purposes.

At May 31, 2010, Diversified Stock Portfolio had futures contracts outstanding as follows:

                                                       INITIAL     NET UNREALIZED
                                                       CONTRACT     APPRECIATION/
EXPIRATION DATE   CONTRACTS           TYPE              AMOUNT     (DEPRECIATION)
---------------   ---------   --------------------   -----------   --------------
June 2010         368 Long         MSCI EAFE Index   $28,327,868    $(3,451,068)
June 2010         422 Long           S&P 500 Index    24,141,759     (1,174,409)
June 2010         345 Long    S&P MidCap 400 Index    26,954,926       (659,026)
June 2010         378 Long      Russell 2000 Index    25,619,001       (629,421)

Diversified Stock Portfolio had an average contract amount of $101,455,698 in futures contracts during the three month period ended May 31, 2010.


                                    8 | Page

                                 CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Diversified Stock Portfolio, Wells Fargo Advantage Diversified Fixed Income Portfolio and Wells Fargo Advantage Short Term Investment Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: July 28, 2010


/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Master Trust

                                  CERTIFICATION

I, Kasey L. Phillips, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Diversified Stock Portfolio, Wells Fargo Advantage Diversified Fixed Income Portfolio and Wells Fargo Advantage Short Term Investment Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: July 28, 2010


/s/ Kasey L. Phillips

Kasey L. Phillips
Treasurer
Wells Fargo Master Trust

ITEM 2.  CONTROLS AND PROCEDURES
================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                      Wells Fargo Master Trust


                                      By:    /s/ Karla M. Rabusch



                                             Karla M. Rabusch
                                             President

                                      Date:  July 28, 2010


                                      By:    /s/ Kasey L. Phillips


                                             Kasey L. Phillips
                                             Treasurer

                                      Date:  July 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                      Wells Fargo Master Trust



                                      By:    /s/ Karla M. Rabusch



                                             Karla M. Rabusch
                                             President

                                      Date:  July 28, 2010


                                      By:    /s/ Kasey L. Phillips


                                             Kasey L. Phillips
                                             Treasurer

                                      Date:  July 28, 2010